As filed with the Securities and Exchange Commission on May 1, 2003.
                                               Commission File Nos. 333-73850
                                                                    811-08664

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933                                             [ ]

Pre-Effective Amendment No.                                            [ ]

Post-Effective Amendment No.    5                                      [X]

                                     and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 34                                                       [X]

                      Jackson National Separate Account - I
                           (Exact Name of Registrant)

                     Jackson National Life Insurance Company
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                                Susan Rhee, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:
                                Joan Boros, Esq.
                                Jorden Burt LLP
                        1025 Thomas Jefferson St., N.W.
                                 Suite 400 East
                           Washington, D.C. 20007-0805

It is  proposed   that  this   filing  will  become   effective

  X       immediately upon filing pursuant to paragraph (b)
----
          on (date) pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----
If appropriate, check the following box:

---- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered
         Variable Portion of Individual Deferred Variable Annuity Contracts

                      JACKSON NATIONAL SEPARATE ACCOUNT - I
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item                                            Caption in Prospectus or
                                                    Statement of Additional
                                                    Information relating to
                                                    each Item


Part A. Information Required in a Prospectus        Prospectus

1.      Cover Page                                  Cover Page

2.      Definitions                                 Not Applicable

3.      Synopsis                                    Key Facts; Fee Table

4.      Condensed Financial Information             Not Applicable


5.      General Description of Registrant,          Jackson National; The
        Depositor and Portfolio Companies           Separate Account;
                                                    Investment Divisions

6.      Deductions and Expenses                     Contract Charges

7.      General Description of Variable             The Annuity Contract;
        Annuity Contracts                           Purchases; Transfers;
                                                    Access To Your Money;
                                                    Income Payments (The
                                                    Income Phase); Death
                                                    Benefit; Other
                                                    Information

8.      Annuity Period                              Income Payments (The
                                                    Income Phase)

9.      Death Benefit                               Death Benefit

10.     Purchases and Contract Value                Purchases

11.     Redemptions                                 Access To Your Money

12.     Taxes                                       Taxes; Additional Tax
                                                    Information

13.     Legal Proceedings                           Other Information

14.     Table of Contents of the Statement of       Table of Contents of
        Additional Information                      Statement of Additional
                                                    Information

Part B. Information Required in Statement of        Statement of
        Additional Information                      Additional Information

15.     Cover Page                                  Cover Page

16.     Table of Contents                           Table of Contents

17.     General Information and History             General Information
                                                    and History

18.     Services                                    Services

19.     Purchase of Securities Being Offered        Purchase of Securities
                                                    Being Offered

20.     Underwriters                                Underwriters

21.     Calculation of Performance Data             Calculation of
                                                    Performance

22.     Annuity Payments                            Net Investment
                                                    Factor

23.     Financial Statements                        Financial Statements

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

Explanatory Note

This Registration Statement contains 45 Funds of the JNL Series Trust and 5 Funds of the JNL Variable Fund LLC. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.

                                PERSPECTIVE FOCUS
                          FIXED AND VARIABLE ANNUITYSM
                                    ISSUED BY
                 JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND

                      JACKSON NATIONAL SEPARATE ACCOUNT - I

The CONTRACTS offered in this prospectus are the variable portions of individual and group, flexible premium, fixed and variable deferred annuity Contracts with:

>> 4 FIXED ACCOUNTS, including 2 Guaranteed Fixed Accounts (with guaranteed periods of 1 and 3 years) and 2 DCA+ Fixed Accounts (used for certain dollar cost averaging transfers), each of which offers a minimum interest rate that is guaranteed by Jackson National Life Insurance Company ("we" or "us"), as may be made available by us, or as may be otherwise limited by us;

>> 49 INVESTMENT DIVISIONS of Jackson National Separate Account - I (the "Separate Account") each of which purchases shares of one Fund of JNL Series Trust or JNL Variable Fund LLC, mutual funds with a full range of investment objectives;

>> A BASE CONTRACT designed to facilitate your RETIREMENT SAVINGS or other long-term investment purposes by permitting you to:

          o accumulate savings for your retirement on a TAX-DEFERRED BASIS during the ACCUMULATION PHASE on a fixed, variable, or fixed and variable basis;

          o receive income payments in the INCOME PHASE on a fixed, variable, or fixed and variable basis;

          o receive a basic DEATH BENEFIT, if you die before the income phase, that will never be less than the total premiums (minus withdrawals, charges and taxes) you have paid us (compounded at 2%); and

          o    have significant ACCESS TO YOUR CONTRACT VALUES without incurring
               a   withdrawal   charge   in  the   event  of   certain   serious
               health-related emergencies;

>> A variety of OPTIONAL FEATURES that, for additional charges, give you the flexibility to add additional benefits to your base Contract, according to your personal preferences, including:

          o    4 types of OPTIONAL DEATH BENEFITS;

          o a "CONTRACT ENHANCEMENT" (under which we credit your contract values with 2% of each premium payment you make in the first Contract year);

          o a GUARANTEED MINIMUM WITHDRAWAL BENEFIT (that permits you to make partial withdrawals, prior to the Income Date that, in total, equal the amount of net premium payments made (if elected after issue, the contract value, less any recapture charges, will be used instead of the net premium payment at issue)). Currently, you may elect this benefit after issue, however we reserve the right to limit availability to the issue date. The guarantee is effective if gross partial withdrawals taken within any one Contract year do not exceed 7% of net premium payments); and

          o a GUARANTEED MINIMUM INCOME BENEFIT (that guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 10 Contract years, subject to specific conditions).

     EXPENSES FOR A CONTRACT WITH A CONTRACT ENHANCEMENT WILL BE HIGHER THAN THOSE FOR A CONTRACT WITHOUT A CONTRACT ENHANCEMENT, AND IN SOME CASES THE AMOUNT OF A CONTRACT ENHANCEMENT MAY BE MORE THAN OFFSET BY THOSE EXPENSES.

     WE OFFER OTHER VARIABLE ANNUITY PRODUCTS THAT OFFER DIFFERENT PRODUCT FEATURES, BENEFITS AND CHARGES.

     EFFECTIVE SEPTEMBER 30, 2002, PERSPECTIVE FOCUS FIXED AND VARIABLE ANNUITY WILL NO LONGER BE AVAILABLE FOR PURCHASE BY NON-NATURAL OWNERS (ENTITIES) OTHER THAN QUALIFIED PLANS AND CERTAIN TRUSTS.

================================================================================
     PLEASE READ THIS PROSPECTUS BEFORE YOU PURCHASE A CONTRACT. IT CONTAINS IMPORTANT INFORMATION ABOUT THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. YOU SHOULD KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

     To learn more about the Perspective Focus Fixed and Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2003, by calling us at (800) 766-4683 or by writing us at:
     Annuity Service Center, P.O. Box 378002, Denver, Colorado 80237-8002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.
================================================================================


THE SEC HAS NOT APPROVED OR DISAPPROVED THE PERSPECTIVE FOCUS FIXED AND VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

--------------------------------------------------------------------------------
o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------


 "JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.


                                   MAY 1, 2003

                                TABLE OF CONTENTS


KEY FACTS................................................................................................................1
FEE TABLE................................................................................................................4
THE ANNUITY CONTRACT....................................................................................................22
JACKSON NATIONAL........................................................................................................23
THE GUARANTEED FIXED ACCOUNTS...........................................................................................23
THE SEPARATE ACCOUNT....................................................................................................23
INVESTMENT DIVISIONS....................................................................................................24
CONTRACT CHARGES........................................................................................................31
PURCHASES...............................................................................................................36
TRANSFERS...............................................................................................................38
TELEPHONE AND INTERNET ACCESS...........................................................................................30
ACCESS TO YOUR MONEY....................................................................................................39
INCOME PAYMENTS (THE INCOME PHASE)......................................................................................43
DEATH BENEFIT...........................................................................................................46
TAXES...................................................................................................................51
OTHER INFORMATION.......................................................................................................53
PRIVACY POLICY..........................................................................................................40
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION................................................................57

APPENDIX A..............................................................................................................A-1
APPENDIX B..............................................................................................................B-1
APPENDIX C..............................................................................................................C-1

                                    KEY FACTS

THE ANNUITY CONTRACT

Your Contract permits you to accumulate your contract values

o on a fixed basis through allocations to one of our fixed accounts (the "FIXED ACCOUNTS"), including two

     Guaranteed Fixed Accounts (with guaranteed periods of 1 and 3 years) and two DCA+ Fixed Accounts (used in connection with certain dollar cost averaging transfers), as may be made available by us, or as may be otherwise limited by us. There may be periods when we do not offer any Fixed Accounts, or impose special transfer requirements on the Fixed Accounts; or

o on a variable basis, by allocations to one or more of the Investment Divisions of our Separate Account (the "INVESTMENT DIVISIONS"). (We refer to the Fixed Accounts and the Investment Divisions together as "ALLOCATION OPTIONS.")

Regardless of which Allocation Option(s) you select, investment earnings on your premiums for non-qualified Contracts will be TAX DEFERRED. Your Contract is intended to help you save for your retirement or other long-term investment purposes and provides for a DEATH BENEFIT during the ACCUMULATION PHASE (when you make premium payments to us) and a variety of income options during the INCOME PHASE (when we make income payments to you). We generally will not issue a Contract to anyone over age 90.


--------------------------------------------------------------------------------
OPTIONAL FEATURES

Optional features of your Contract include:

o an EARNINGS PROTECTION BENEFIT ENDORSEMENT (a form of optional death benefit that may add up to 40% of your Contract's earnings to the death benefit otherwise payable at your death);

o three additional types of OPTIONAL DEATH BENEFIT ENDORSEMENTS (you may select only one of these three optional death benefits) that permit you to protect your Contract's minimum death benefit values and/or to protect all or a portion of any investment gains under your Contract from subsequent investment losses;

o a CONTRACT ENHANCEMENT ENDORSEMENT (a credit to your contract value from our general account equal to 2% of your premium payments in the first Contract year) that provides net contract value benefits under selected circumstances. See "Optional Contract Enhancement" at page 24 below;

o a GUARANTEED MINIMUM WITHDRAWAL BENEFIT (that permits you to make partial withdrawals, prior to the Income Date that, in total, equal the amount of net premium payments made (if elected after issue (availability may be limited to the issue date), the contract value, less any recapture charges, will be used instead of the net premium payment at issue)). The guarantee is effective if partial withdrawals taken within any one Contract year do not exceed 7% of net premium payments; and

o a GUARANTEED MINIMUM INCOME BENEFIT (guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 10 Contract years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase).

These optional features may not be available in your state or there may be state variations in the terms of your benefits as reflected in the Contract issued in your state.

--------------------------------------------------------------------------------
ALLOCATION OPTIONS

You may not allocate your contract values to more than 18 options (Investment Divisions and Fixed Accounts), at any one time. Each Investment Division invests in a single FUND (investment portfolio) of an underlying mutual fund.

--------------------------------------------------------------------------------
PURCHASES

Under most circumstances, you must make an initial premium payment of at least $10,000 ($2,000 for a qualified plan Contract). You are permitted to make subsequent premium payments at any time during the accumulation phase. Each subsequent payment must be at least $500 ($50 under an automatic payment plan). The Investment Divisions and Guaranteed Fixed Accounts have initial and subsequent allocation minimums of $100. We reserve the right to refuse any premium payment. We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Accounts.

--------------------------------------------------------------------------------

ACCESS TO YOUR MONEY

You can withdraw all or a portion of your contract values during the accumulation phase. The Contract offers two programs for taking periodic withdrawals, as distinguished from scheduled partial withdrawals. Withdrawals may be subject to a withdrawal charge and an "EXCESS INTEREST ADJUSTMENT." We may also deduct any withholding taxes imposed from the amount payable or your remaining values under the Contract. You may also have to pay taxes and a tax penalty on money you withdraw.


--------------------------------------------------------------------------------
INCOME PAYMENTS

You may choose to receive regular income payments from us (most typically, when you retire). During this "INCOME PHASE," you have the same variable allocation options as during the accumulation phase.

--------------------------------------------------------------------------------
DEATH BENEFIT

If you die before moving to the income phase, the person you have chosen as your BENEFICIARY will receive a death benefit of at least the greater of your contract value on the date we receive proof of death and completed claim forms from your beneficiary or the total premiums you have paid since your Contract was issued, MINUS prior withdrawals (including any applicable charges and adjustments), annual Contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes ("Net Premiums") compounded at 2%. All adjustments to the Net Premiums will occur at the time of the transaction and all amounts withdrawn will reduce the Net Premiums in the same proportion that the contract value was reduced on the date of that withdrawal. If you select the Earnings Protection Benefit Endorsement, the death benefit may be enhanced if there is positive investment performance, and if you select one of the three optional death benefit endorsements, the death benefit may be protected from poor investment performance.
--------------------------------------------------------------------------------

FREE LOOK

If you cancel your Contract within ten days after receiving it (or any longer period required in your state), we will return to you the amount your Contract is worth on the day we receive your request or the Contract is returned to your selling agent, minus any Contract Enhancement recapture charge. This may be more or less than your original payment. If required by your state, we instead will return your premium. During the free look period your assets will be allocated according to your allocation options.


--------------------------------------------------------------------------------
TAXES

Under the Internal Revenue Code, you generally will not be taxed on the earnings on your contract value until you make a withdrawal (this is referred to as TAX-DEFERRAL). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan. Earnings are taxed as ordinary income when withdrawn and, if withdrawn prior to age 59 1/2, may be subject to a tax penalty.
--------------------------------------------------------------------------------


EXPENSES

Your Contract has insurance features and investment features, and there are costs related to each. Each Fund has its own expenses. The Contract's charges and Fund expenses are described in the following Fee Table:

                                    FEE TABLE



The information below describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The information describes the fees and expenses that you will pay at the time that you buy and surrender the Contract, receive income payments or transfer contract value between Allocation Options. State premium taxes may also be deducted.


OWNER TRANSACTION EXPENSES

        MAXIMUM WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):     8%
        Completed Years Since Receipt of Premium(1)     0       1       2    3+
        Withdrawal Charge                               8%      7%      6%   0%


        CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUM PAYMENTS WITHDRAWN IF AN OPTIONAL CONTRACT ENHANCEMENT IS SELECTED):
        Completed Years Since Receipt of Premium(2)    0      1      2       3+
        Recapture Charge                              2%     1.5%   .75%     0%


        TRANSFER CHARGE: $25 for each transfer in excess of 15 in a Contract year(3)

        OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT CHARGE ("GMIB"):
        .40% of GMIB Benefit Base(4)

        COMMUTATION FEE: If you make a total withdrawal from your Contract after income payments have commenced under income option 4 (Income for a Specified Period), or if after your death during the period for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by an amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) calculated using (a) a discount rate that is equal to the rate assumed in calculating the initial income payment and (b) a discount rate that is no more than 1% higher than (a).

The information below describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

         ANNUAL CONTRACT MAINTENANCE CHARGE:  $35(5)


SEPARATE ACCOUNT ANNUAL EXPENSES (as an annual percentage of average daily account value)

         BASE CONTRACT CHARGES
         ---------------------

         MORTALITY AND EXPENSE RISK CHARGES                            1.50%(6)
         ADMINISTRATION CHARGE                                          .15%(7)
                                                                      ------

         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
         (WITH NO OPTIONAL BENEFITS)                                   1.65%

         CHARGES FOR OPTIONAL ENDORSEMENTS
         ---------------------------------

         EARNINGS PROTECTION BENEFIT                                    .30%
         OPTIONAL DEATH BENEFIT                                         .25%(8)
         CONTRACT ENHANCEMENT (2% CREDIT)                               .65%(9)
         GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB")                 .70%(10)
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
         (WITH MAXIMUM OPTIONAL ENDORSEMENTS WITHOUT THE GMIB)         3.55%(11)

The information below shows the minimum and maximum total operating expenses charged by the Funds and a full table of the expenses charged by all of the Funds, which you will pay during the time your money is allocated to the corresponding Investment Division.

TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, including management and administration fees, distribution (12b-1) fees and other expenses)

Minimum:  .60%

Maximum: 1.41%


FUND ANNUAL EXPENSES (as an annual percentage of the Fund's average daily net assets)


                                                                        MANAGEMENT       ESTIMATED
                                                                           AND          DISTRIBUTION                 TOTAL FUND

FUND NAME                                                             ADMINISTRATIVE      (12B-1)        OTHER         ANNUAL
                                                                         FEE(12)          FEE(13)       EXPENSES      EXPENSES

------------------------------------------------------------------- ------------------- ------------- ------------- --------------

AIM/JNL Large Cap Growth Fund                                            1.10%              .05%           0%             1.15%


AIM/JNL Small Cap Growth Fund                                            1.15%              .02%           0%             1.17%
AIM/JNL Premier Equity II Fund                                           1.05%              .04%           0%             1.09%
Alger/JNL Growth Fund                                                    1.08%                0%           0%             1.08%
Alliance Capital/JNL Growth Fund                                         0.88%              .01%           0%             0.89%
Eagle/JNL Core Equity Fund                                               0.97%              .03%           0%             1.00%
Eagle/JNL SmallCap Equity Fund                                           1.05%              .03%           0%             1.08%
JPMorgan/JNL Enhanced S&P 500 Stock Index Fund                           0.89%              .01%           0%             0.90%
JPMorgan/JNL International Value Fund                                    1.08%                0%           0%             1.08%
Janus/JNL Aggressive Growth Fund                                         1.02%              .08%           0%             1.10%
Janus/JNL Balanced Fund                                                  1.05%              .02%           0%             1.07%
Janus/JNL Capital Growth Fund                                            1.04%              .05%           0%             1.09%
Janus/JNL Global Equities Fund(14)                                       1.07%              .03%           0%             1.10%
Lazard/JNL Mid Cap Value Fund                                            1.08%              .04%           0%             1.12%
Lazard/JNL Small Cap Value Fund                                          1.14%              .03%           0%             1.17%
Mellon Capital Management/JNL S&P 500 Index Fund                         0.60%              .01%           0%             0.61%
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund                 0.60%              .01%           0%             0.61%
Mellon Capital Management/JNL Small Cap Index Fund                       0.60%              .02%           0%             0.62%
Mellon Capital Management/JNL International Index Fund                   0.65%                0%           0%             0.65%
Mellon Capital Management/JNL Bond Index Fund                            0.60%                0%           0%             0.60%
Oppenheimer/JNL Global Growth Fund                                       1.05%                0%           0%             1.05%
Oppenheimer/JNL Growth Fund                                              1.00%                0%           0%             1.00%
PIMCO/JNL Total Return Bond Fund                                         0.80%                0%           0%             0.80%
PPM America/JNL Balanced Fund                                            0.81%              .01%(15)       0%             0.82%
PPM America/JNL High Yield Bond Fund                                     0.82%                0%           0%             0.82%
PPM America/JNL Money Market Fund                                        0.69%                0%           0%             0.69%
PPM America/JNL Value Fund                                               0.85%              .13%           0%             0.98%
Putnam/JNL Equity Fund                                                   0.99%              .06%           0%             1.05%
Putnam/JNL International Equity Fund                                     1.18%              .03%           0%             1.21%
Putnam/JNL Midcap Growth Fund                                            1.05%              .05%           0%             1.10%
Putnam/JNL Value Equity Fund                                             0.98%              .03%           0%             1.01%
Salomon Brothers/JNL Global Bond Fund                                    0.95%                0%           0%             0.95%
Salomon Brothers/JNL U.S. Government & Quality Bond Fund                 0.78%                0%           0%             0.78%
S&P/JNL Conservative Growth Fund I(16)                                   0.20%                0%           0%             0.20%
S&P/JNL Moderate Growth Fund I(16)                                       0.20%                0%           0%             0.20%
S&P/JNL Aggressive Growth Fund I(16)                                     0.20%                0%           0%             0.20%
S&P/JNL Very Aggressive Growth Fund I(16)                                0.20%                0%           0%             0.20%
S&P/JNL Equity Growth Fund I(16)                                         0.20%                0%           0%             0.20%
S&P/JNL Equity Aggressive Growth Fund I(16)                              0.20%                0%           0%             0.20%
S&P/JNL Core Index 50 Fund(16)                                           0.20%                0%           0%             0.20%
S&P/JNL Core Index 75 Fund(16)                                           0.20%                0%           0%             0.20%
S&P/JNL Core Index 100 Fund(16)                                          0.20%                0%           0%             0.20%
T. Rowe Price/JNL Established Growth Fund                                0.92%              .02%           0%             0.94%
T. Rowe Price/JNL Mid-Cap Growth Fund                                    1.03%              .01%           0%             1.04%
T. Rowe Price/JNL Value Fund                                             1.00%              .02%           0%             1.02%
First Trust/JNL The DowSM Target 10 Fund(17)                             0.83%               0%            0%             0.83%
First Trust/JNL The S&P(R)Target 10 Fund(18)                             0.83%               0%            0%             0.83%
First Trust/JNL Global Target 15 Fund                                    0.88%               0%            0%             0.88%
First Trust/JNL Target Small-Cap Fund                                    0.83%               0%            0%             0.83%
First Trust/JNL Target 25 Fund                                           0.82%               0%            0%             0.82%

------------------------------------------------------------------- ------------------- ------------- ------------- --------------


EXAMPLES. These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the examples. The examples also assume that your investment has a 5% annual return on assets each year. Your actual costs may be higher or lower than the costs shown in the examples.

The following examples include maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit Endorsement, the most expensive Optional Death Benefit Endorsement, the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge), and the 2% Contract Enhancement Endorsement. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$496              $1,489            $2,358           $4,507

If you surrender your Contract at the end of each time period

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$576              $1,549            $2,358           $4,507

The following examples include minimum Fund fees and expenses and includes no optional endorsements. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$228              $703              $1,205           $2,585

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$308              $763              $1,205           $2,585

EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The examples reflect the expenses of the Separate Account and the Funds. Premium taxes may also apply. The examples reflect the Contract maintenance charge, which is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the guaranteed fixed accounts.


A withdrawal charge is imposed on income payments which occur within one year of the date the Contract is issued.


THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL STATEMENTS. An accumulation unit value history is provided below. It shows values for the following Contracts:

     o    Contracts   with  no   endorsements   (reflects  $1  million   premium
          Administrative Fee waiver) and

     o Contracts with the Combination Death Benefit, the Earnings Protection and the 2% Contract Enhancement endorsements.


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.50% (REFLECTS $1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                               DECEMBER 31,
                                                                                                       2002

AIM/JNL Large Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

AIM/JNL Premier Equity II Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

AIM/JNL Small Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

Alger/JNL Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

Alliance Capital/JNL Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

Eagle/JNL Core Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

Eagle/JNL SmallCap Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

Janus/JNL Aggressive Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

Janus/JNL Balanced Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

Janus/JNL Capital Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

JPMorgan/JNL Enhanced S&P 500 Stock Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

JPMorgan/JNL International Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

Lazard/JNL Mid Cap Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

Lazard/JNL Small Cap Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

Mellon Capital Management/JNL Bond Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

Mellon Capital Management/JNL International Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

Mellon Capital Management/JNL S&P 400 Mid Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

Mellon Capital Management/JNL S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

Mellon Capital Management/JNL Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

Oppenheimer/JNL Global Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

Oppenheimer/JNL Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

PIMCO/JNL Total Return Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

PPM America/JNL Balanced Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

PPM America/JNL High Yield Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

PPM America/JNL Money Market Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

PPM America/JNL Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

Putnam/JNL Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

Putnam/JNL International Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

Putnam/JNL Midcap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

Putnam/JNL Value Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of the period                                                                           N/A (b)

S&P/JNL Aggressive Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

S&P/JNL Conservative Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

S&P/JNL Core Index 100 Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

S&P/JNL Core Index 50 Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

S&P/JNL Core Index 75 Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

S&P/JNL Equity Aggressive Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

S&P/JNL Equity Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

S&P/JNL Moderate Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

S&P/JNL Very Aggressive Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

Salomon Brothers/JNL Global Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of the period                                                                           N/A (b)

Salomon Brothers/JNL U.S. Government & Quality Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

T. Rowe Price/JNL Established Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

T. Rowe Price/JNL Mid-Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

T. Rowe Price/JNL Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                              N/A (b)
    End of period                                                                                    N/A (b)
  Accumulation units outstanding
  at the end of period                                                                               N/A (b)

First Trust/JNL The DowSM Target 10 Division (a)
  Accumulation unit value:
    Beginning of period                                                                               $7.38
    End of period                                                                                     $7.63
  Accumulation units outstanding
  at the end of period                                                                                20,290

First Trust/JNL The S&P (R) Target 10 Division (a)
  Accumulation unit value:
    Beginning of period                                                                               $8.46
    End of period                                                                                     $7.32
  Accumulation units outstanding
  at the end of period                                                                                18,432

First Trust/JNL The Global Target 15 Division (a)
  Accumulation unit value:
    Beginning of period                                                                               $7.47
    End of period                                                                                     $7.10
  Accumulation units outstanding
  at the end of period                                                                                20,346

First Trust/JNL Target 25 Division (a)
  Accumulation unit value:
    Beginning of period                                                                               $8.15
    End of period                                                                                     $7.60
  Accumulation units outstanding
  at the end of period                                                                                18,806

First Trust/JNL Target Small-Cap Division (a)
  Accumulation unit value:
    Beginning of period                                                                               $11.35
    End of period                                                                                     $11.36
  Accumulation units outstanding
  at the end of period                                                                                13,243


(a) Commencement of operations September 6, 2002.
(b) These investment divisions had not commenced operations at December 31, 2002.

ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.85% (INCLUDES COMBINATION DEATH BENEFIT AND EARNINGS PROTECTION AND PREMIUM CREDIT 2%)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                                 DECEMBER 31,
                                                                                                         2002

AIM/JNL Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

AIM/JNL Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

AIM/JNL Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

Alger/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

Alliance Capital/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

Eagle/JNL Core Equity Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

Eagle/JNL SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

Janus/JNL Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

Janus/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

Janus/JNL Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

JPMorgan/JNL Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

JPMorgan/JNL International Value Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

Lazard/JNL Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

Lazard/JNL Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

Mellon Capital Management/JNL Bond Index Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

Mellon Capital Management/JNL International Index Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

Mellon Capital Management/JNL S&P 400 Mid Cap Index Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

Mellon Capital Management/JNL S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

Mellon Capital Management/JNL Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

Oppenheimer/JNL Global Growth Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

Oppenheimer/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

PIMCO/JNL Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

PPM America/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

PPM America/JNL High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

PPM America/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

Putnam/JNL Equity Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

Putnam/JNL International Equity Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

Putnam/JNL Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

Putnam/JNL Value Equity Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of the period                                                                             N/A (b)

S&P/JNL Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

S&P/JNL Conservative Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

S&P/JNL Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

S&P/JNL Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

S&P/JNL Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

S&P/JNL Equity Aggressive Growth Division I (a)
  Accumulation unit value:
    Beginning of period                                                                                 $7.44
    End of period                                                                                       $7.67
  Accumulation units outstanding
  at the end of period                                                                                  21,844

S&P/JNL Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

S&P/JNL Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

S&P/JNL Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of the period                                                                             N/A (b)

Salomon Brothers/JNL U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

T. Rowe Price/JNL Established Growth Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

T. Rowe Price/JNL Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

T. Rowe Price/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

First Trust/JNL The DowSM Target 10 Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

First Trust/JNL The S&P (R) Target 10 Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

First Trust/JNL The Global Target 15 Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

First Trust/JNL Target 25 Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

First Trust/JNL Target Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                                                N/A (b)
    End of period                                                                                      N/A (b)
  Accumulation units outstanding
  at the end of period                                                                                 N/A (b)

(a) Commencement of operations October 1, 2002.
(b) These investment divisions had not commenced operations at December 31, 2002.

The remaining accumulation unit value histories can be found in the SAI.

The consolidated balanced sheets of Jackson National Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2002, and the financial statements of Jackson National Life Insurance Company's Jackson National Separate Account - I as of December 31, 2002, are included in the SAI.

The Separate Account's financial statements and the financial statements of Jackson National have been audited by KPMG LLP, independent accountants.



                              THE ANNUITY CONTRACT

Your Contract is a Contract between you, the owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity Contract. We will generally not issue a Contract to someone older than 90. Your Contract or your qualified plan permit you to accumulate contract value on a tax-deferred basis. You may allocate your contract values to:

     o our Guaranteed Fixed Accounts, as may be made available by us, or as may be otherwise limited by us, or to

     o Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity Contracts, has two phases:

     o    the ACCUMULATION PHASE, when you make premium payments to us, and

     o    the INCOME PHASE, when we make income payments to you.

As the owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment. An assignment may be a taxable event.

The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group Contract. In those states where Contracts are issued as group Contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."


--------------------------------------------------------------------------------
YOU MAY CHOOSE AMONG FIXED AND VARIABLE ALLOCATION OPTIONS IN BOTH THE ACCUMULATION AND INCOME PHASES OF YOUR CONTRACT, AS THEN CURRENTLY AVAILABLE.
--------------------------------------------------------------------------------


                                JACKSON NATIONAL

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue the Contracts and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each owner, the number and type of Contracts issued to each owner, and records with respect to the value of each Contract.

--------------------------------------------------------------------------------
WE ARE A LIFE INSURANCE COMPANY AND ISSUE ANNUITIES AND LIFE INSURANCE
CONTRACTS..
--------------------------------------------------------------------------------



                          THE GUARANTEED FIXED ACCOUNTS

Contract value that you allocate to a Fixed Account option will be placed with other assets in our general account. The Fixed Account options are not registered with the SEC, and the SEC does not review the information we provide to you about them. Disclosures regarding the Guaranteed Fixed Account options, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of Fixed Account options, and transfers into and out of the Fixed Account options, may be subject to contractual and administrative requirements. Accordingly, before purchasing a Contract, you should consult your JNL representative with respect to the current availability of Fixed Accounts and their limitations.


Each available GUARANTEED FIXED ACCOUNT offers a minimum interest rate that we guarantee for a specified period (for example, one and three years). We guarantee principal and interest of any contract values while they are allocated to a Guaranteed Fixed Account if amounts allocated to the account are not withdrawn until the end of the chosen duration. The value of a Guaranteed Fixed Account may be reduced by an "EXCESS INTEREST ADJUSTMENT" and a withdrawal charge if you make a withdrawal prior to the end of the Guaranteed Fixed Account period, but will never be less than the premium payments, minus any applicable premium tax and transfers allocated to the Guaranteed Fixed Accounts, minus transfers, withdrawals, and charges from the Guaranteed Fixed Account, accumulated at 3%, minus any withdrawal charges or any tax due. Your Contract contains a more complete description of the Guaranteed Fixed Accounts, as supplemented by our administrative requirements relating to transfers.

The DCA+ FIXED ACCOUNTS, if available, each offer a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Accounts. From time to time, we will offer special enhanced rates on the DCA+ Fixed Accounts. DCA+ Fixed Accounts are only available for new premiums.

--------------------------------------------------------------------------------
BOTH THE AVAILABILITY OF FIXED ACCOUNT OPTIONS, AND TRANSFERS INTO AND OUT OF THE FIXED ACCOUNT OPTIONS, MAY BE SUBJECT TO CONTRACTUAL AND ADMINISTRATIVE LIMITATIONS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE GUARANTEED FIXED ACCOUNTS ARE NOT SECURITIES. YOUR ALLOCATIONS TO ANY FIXED ACCOUNT WILL ACCUMULATE AT LEAST AT THE MINIMUM GUARANTEED RATE OF THAT FIXED ACCOUNT.
--------------------------------------------------------------------------------


                              THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

--------------------------------------------------------------------------------
YOUR ALLOCATIONS TO INVESTMENT DIVISIONS ARE INVESTED IN UNDERLYING FUNDS AND WHETHER YOU MAKE OR LOSE MONEY DEPENDS ON THE INVESTMENT PERFORMANCE OF THOSE FUNDS.
--------------------------------------------------------------------------------


                              INVESTMENT DIVISIONS

You can allocate your contract value to any or all of the Investment Divisions; however, you may not allocate to more than 18 Allocation Options at any one time. Each Investment Division purchases the shares of one underlying FUND (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Guaranteed Fixed Accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR MONEY ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate contract values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.



                                                The Funds, Investment Objectives and Advisers

          ==================================== =========================================== ==========================
                                                                                            INVESTMENT ADVISER (AND
                     NAME OF FUND                         INVESTMENT OBJECTIVE                   SUB-ADVISER)
          ==================================== =========================================== ==========================
          ===========================================================================================================
          JNL SERIES TRUST
          -----------------------------------------------------------------------------------------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          AIM/JNL Large Cap Growth             Seeks long-term growth of capital by        Jackson National Asset
                                               investing in securities of                  Management, LLC (and AIM
                                               large-capitalization companies.             Capital Management, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          AIM/JNL Small Cap Growth             Seeks long-term growth of capital by        Jackson National Asset
                                               normally investing at least 80% of its      Management, LLC (and AIM
                                               assets (including borrowing for             Capital Management, Inc.)
                                               investment purposes) in  securities of
                                               small-cap companies.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          AIM/JNL Premier Equity II            Seeks to achieve long-term growth by        Jackson National Asset
                                               investing primarily in equity securities,   Management, LLC (and AIM
                                               including convertible securities.           Capital Management, Inc.)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Alger/JNL Growth                     Seeks long-term capital appreciation by     Jackson National Asset
                                               investing at least 65% of its total         Management, LLC (and
                                               assets in a diversified portfolio of        Fred Alger Management,
                                               equity securities - common stock,           Inc.)
                                               preferred stock, and securities
                                               convertible into or exchangeable for
                                               common stock - of large companies which
                                               trade on U.S. exchanges or in the U.S.
                                               over-the-counter market.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Alliance Capital/JNL Growth          Seeks long-term growth of capital by        Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stocks or securities    Alliance Capital
                                               with common stock characteristics that      Management L.P.)
                                               the sub-adviser believes have the
                                               potential for capital appreciation, which
                                               include securities convertible into or
                                               exchangeable for common stock.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          Eagle/JNL Core Equity                Seeks long-term capital appreciation and,   Jackson National Asset
                                               secondarily, current income by investing    Management, LLC (and
                                               at least 80% of its  assets (net assets     Eagle Asset Management,
                                               plus the amount of any borrowings for       Inc.)
                                               investment purposes)  in a diversified
                                               portfolio of common stock of U.S.
                                               companies that meet the criteria for one
                                               of three separate equity strategies: the
                                               growth equity strategy, the value equity
                                               strategy and the equity income strategy.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          Eagle/JNL SmallCap Equity            Seeks long-term capital appreciation by     Jackson National Asset
                                               investing at least 80% of its  assets       Management, LLC (and
                                               (net assets plus the amount of any          Eagle Asset Management,
                                               borrowings for investment purposes) in a    Inc.)
                                               diversified portfolio of equity
                                               securities of U.S. companies with market
                                               capitalizations in the range of
                                               securities represented by the Russell
                                               2000.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JPMorgan/JNL Enhanced S&P 500        Seeks high total return from a broadly      Jackson National Asset
          Stock Index                          diversified portfolio of equity             Management, LLC (and
                                               securities by investing in a diversified    J.P. Morgan Investment
                                               portfolio of large- and                     Management, Inc.)
                                               medium-capitalization U.S. companies.
          ------------------------------------ ------------------------------------------- --------------------------





          ==================================== =========================================== ==========================
                     NAME OF FUND                         INVESTMENT OBJECTIVE              INVESTMENT ADVISER (AND
                                                                                                 SUB-ADVISER)
          ==================================== =========================================== ==========================
          ------------------------------------ ------------------------------------------- --------------------------
          JPMorgan/JNL International Value     Seeks high total return from a portfolio    Jackson National Asset
                                               of equity securities of foreign companies   Management, LLC (and
                                               in developed and, to a lesser extent,       J.P. Morgan Investment
                                               developing markets.                         Management, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Janus/JNL Aggressive Growth          Seeks long-term growth of capital by        Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stocks of U.S. and      Janus Capital
                                               foreign companies selected for their        Management, LLC)
                                               growth potential.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Janus/JNL Balanced                   Seeks long-term capital growth,             Jackson National Asset
                                               consistent with preservation of capital     Management, LLC (and
                                               and balanced by current income normally     Janus Capital
                                               investing 40-60% of its assets in           Management, LLC)
                                               securities selected primarily for their
                                               growth potential and 40-60% of its assets
                                               in securities selected primarily for
                                               their income potential.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Janus/JNL Capital Growth             Seeks long-term growth of capital in a      Jackson National Asset
                                               manner consistent with the preservation     Management, LLC (and
                                               of capital through a non-diversified        Janus Capital
                                               portfolio consisting primarily of common    Management, LLC)
                                               stocks of U.S. and foreign companies
                                               selected for their growth potential and
                                               normally invests at least 50% of its
                                               equity assets in medium-sized companies.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          Janus/JNL Global Equities            Seeks long-term growth of capital in a      Jackson National Asset
                                               manner consistent with the preservation     Management, LLC (and
                                               of capital through a diversified            Janus Capital
                                               portfolio of equity securities of foreign   Management, LLC)
                                               and domestic issuers.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          Lazard/JNL Mid Cap                   Seeks capital appreciation by investing     Jackson National Asset
          Value                                at least 80% of its  assets (net assets     Management, LLC (and
                                               plus the amount of any borrowings for       Lazard Asset Management)
                                               investment purposes) in a non-diversified
                                               portfolio of equity securities of U.S.
                                               companies with market capitalizations in
                                               the range of companies represented in the
                                               Russell Mid Cap Index and that the
                                               sub-adviser believes are undervalued
                                               based on their return on equity.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          Lazard/JNL Small Cap Value           Seeks capital appreciation by investing     Jackson National Asset
                                               at least 80% of its  assets (net assets     Management, LLC (and
                                               plus the amount of any borrowings for       Lazard Asset Management)
                                               investment purposes) in a non-diversified
                                               portfolio of equity securities of U.S.
                                               companies with market capitalizations in
                                               the range of companies represented by the
                                               Russell 2000(R)Index that the sub-adviser
                                               believes are undervalued based on their
                                               return on equity.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Mellon Capital Management/JNL S&P    Seeks to match the performance of           Jackson National Asset
          500 Index                            the S&P 500(R) Index to provide             Management, LLC (and
                                               long-term capital growth by investing in    Mellon Capital
                                               large-capitalization company securities.    Management Corporation)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Mellon Capital Management/JNL S&P    Seeks to match the performance of           Jackson National Asset
          400 Mid Cap Index                    the S&P 400(R) Index to                     Management, LLC (and
                                               provide long-term capital                   Mellon Capital
                                               growth by investing in equity               Management Corporation)
                                               securities of medium capitalization
                                               weighted  domestic corporations.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Mellon Capital Management/JNL        Seeks to match the performance of the       Jackson National Asset
          Small Cap Index                      Russell 2000(R)Index to provide long-term   Management, LLC (and
                                               growth of capital by investing in
                                               equity Mellon Capital securities
                                               of small to mid-size domestic
                                               Management Corporation)
                                               corporations.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Mellon Capital Management/JNL        Seeks to match the performance of the       Jackson National Asset
          International Index                  Morgan Stanley Capital International        Management, LLC (and
                                               Europe Australasia Far East Free            Mellon Capital
                                               Index to provide long-term capital          Management Corporation)
                                               growth by investing
                                               in international equity
                                               securities attempting to match
                                               the characteristics of each
                                               country within the index.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Mellon Capital Management/JNL Bond   Seeks to match the performance of the       Jackson National Asset
          Index                                Lehman Brothers Aggregate Bond Index to     Management, LLC (and

                                               provide a moderate rate of income by        Mellon Capital
                                               investing in domestic fixed-income          Management Corporation)
                                               investments.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Oppenheimer/JNL Global Growth        Seeks capital appreciation by investing     Jackson National Asset
                                               primarily in common stocks of companies     Management, LLC (and
                                               in the U.S. and foreign countries. The      OppenheimerFunds, Inc.)
                                               Fund can invest without limit in foreign
                                               securities and can invest in any country,
                                               including countries with developed or
                                               emerging markets.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          Oppenheimer/JNL Growth               Seeks capital appreciation by investing     Jackson National Asset
                                               mainly in common stocks of "growth          Management, LLC (and
                                               companies." The Fund currently focuses on   OppenheimerFunds, Inc.)
                                               stocks of companies having a large
                                               capitalization (currently more than $12
                                               billion) or mid-capitalization ($2
                                               billion to $12 billion), but this focus
                                               could change over time as well as the
                                               companies the Fund considers to be
                                               currently large and mid-capitalization.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          PIMCO/JNL Total Return Bond          Seeks maximum total return, consistent      Jackson National Asset
                                               with the preservation of capital and        Management, LLC (and
                                               prudent investment management, by           Pacific Investment
                                               normally investing at least 80% of its      Management Company LLC)
                                               assets (net assets plus the amount of any
                                               borrowings for investment purposes) in a
                                               diversified portfolio of
                                               investment-grade, fixed-income securities
                                               of U.S. and foreign issuers such as
                                               government-, corporate-, mortgage- and
                                               other asset-backed securities and cash
                                               equivalents.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          PPM America/JNL Balanced             Seeks reasonable income, long-term          Jackson National Asset
                                               capital growth and preservation of          Management, LLC (and PPM
                                               capital by investing primarily in a         America, Inc.)
                                               diversified portfolio of common stock and
                                               fixed-income securities of U.S.
                                               companies, but may also invest in
                                               securities convertible into
                                               common stocks, deferred debt
                                               obligations and zero coupon
                                               bonds.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          PPM America/JNL High Yield Bond      Seeks to provide a high level of current    Jackson National Asset
                                               income, with capital appreciation as a      Management, LLC (and PPM
                                               secondary investment objective, by          America, Inc.)
                                               investing substantially in a diversified
                                               portfolio of long-term (over 10 years to
                                               maturity) and intermediate-term (3 to 10
                                               years to maturity) fixed-income
                                               securities of U.S. and foreign issuers,
                                               with an emphasis on higher-yielding,
                                               higher-risk, lower-rated or unrated bonds.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          PPM America/JNL Money Market         Seeks a high level of current income as is  Jackson National Asset consistent with the preservation of capital Management, LLC (and PPM
                                               and maintenance of liquidity by investing   America, Inc.)
                                               in high quality, short-term money market
                                               instruments.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          PPM America/JNL Value                Seeks long-term growth of capital by
                                               investing at least 65% of its total
                                               assets in common stocks of domestic
                                               companies.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Putnam/JNL Equity                    Seeks long-term capital growth by           Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stock of domestic,      Putnam Investment
                                               large-capitalization companies. However,    Management, Inc.)
                                               the Fund may also invest in preferred
                                               stocks, bonds, convertible preferred
                                               stock and convertible debentures if the
                                               sub-adviser believes that they offer the
                                               potential for capital appreciation.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          Putnam/JNL International Equity      Seeks long-term growth of capital by        Jackson National Asset
                                               investing at least 80% of its assets (net   Management, LLC (and
                                               assets plus the amount of any borrowings    Putnam Investment
                                               for investment purposes) in a diversified   Management, Inc.)
                                               portfolio consisting primarily of common
                                               stocks of non-U.S. companies. The Fund
                                               invests in foreign securities that the
                                               sub-adviser believes offer significant
                                               potential for long-term appreciation.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Putnam/JNL Midcap Growth             Seeks capital appreciation by investing     Jackson National Asset
                                               mainly in common stocks of U.S. companies   Management, LLC (and
                                               with a focus on growth stocks which are     Putnam Investment
                                               stocks whose earnings the sub-adviser       Management, Inc.)
                                               believes are likely to grow faster than
                                               the economy as a whole.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          Putnam/JNL Value Equity              Seeks capital growth, with income as a      Jackson National Asset
                                               secondary objective, by investing           Management, LLC (and
                                               primarily in a diversified portfolio of     Putnam Investment
                                               equity securities of domestic,              Management, Inc.)
                                               large-capitalization companies. At least
                                               80% of its assets (net assets plus the
                                               amount of any borrowings for investment
                                               purposes) will be invested, under normal
                                               market conditions, in equity securities.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          Salomon Brothers/JNL Global Bond     Seeks a high level of current income,       Jackson National Asset
                                               with capital appreciation as a secondary    Management, LLC (and
                                               objective, by investing at least 80% of     Salomon Brothers Asset
                                               its  assets (net assets plus the amount     Management Inc.)
                                               of any borrowings for investment
                                               purposes) in a globally diverse portfolio
                                               of fixed-income investments.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          Salomon Brothers/JNL U.S.            Seeks a high level of current income by     Jackson National Asset
          Government & Quality Bond            investing at least 80% of its assets (net   Management, LLC (and
                                               assets plus the amount of any borrowings    Salomon Brothers Asset
                                               for investment purposes) in:  (i) U.S.      Management Inc.)
                                               Treasury obligations; (ii) obligations
                                               issued or guaranteed by agencies or
                                               instrumentalities of the U.S. Government
                                               which are backed by their own credit and
                                               may not be backed by the full faith and
                                               credit of the U.S. Government; and (iii)
                                               mortgage-backed securities guaranteed by
                                               the Government National Mortgage
                                               Association that are supported by the
                                               full faith and credit of the U.S.
                                               Government.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Conservative Growth I        Seeks capital growth and current income     Jackson National Asset
                                               by investing in a diversified group of      Management, LLC (and
                                               other Funds of the Trust that invest in     Standard & Poor's
                                               equity and fixed income securities.         Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Moderate Growth I            Seeks capital growth with current income    Jackson National Asset
                                               as a secondary objective by investing in    Management, LLC (and
                                               a diversified group of other Funds of the   Standard & Poor's
                                               Trust that invest in equity and fixed       Investment Advisory
                                               income securities.                          Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Aggressive Growth I          Seeks capital growth by investing in a      Jackson National Asset
                                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest in equity and fixed       Standard & Poor's
                                               income securities.                          Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Very Aggressive Growth I     Seeks capital growth by investing in a      Jackson National Asset
                                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest in equity securities.     Standard & Poor's
                                                                                           Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Equity Growth I              Seeks capital growth by investing in a      Jackson National Asset
                                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest primarily in equity       Standard & Poor's
                                               securities.                                 Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Equity Aggressive Growth I   Seeks capital growth by investing in a      Jackson National Asset
                                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest primarily in equity       Standard & Poor's
                                               securities.                                 Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Core Index 50                Seeks capital growth and current income     Jackson National Asset
                                               by investing 50% of the Funds' assets in    Management, LLC (and
                                               the index funds of the Trust and 50% in a   Standard & Poor's
                                               diversified group of other Funds of the     Investment Advisory
                                               Trust that invest in equity and fixed       Services, Inc.)
                                               income securities.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Core Index 75                Seeks capital growth and current income     Jackson National Asset
                                               by investing 75% of the Funds' assets in    Management, LLC (and
                                               the index funds of the Trust and 25% in a   Standard & Poor's
                                               diversified group of other Funds of the     Investment Advisory
                                               Trust that invest in equity and fixed       Services, Inc.)
                                               income securities.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Core Index 100               Seeks capital growth and current income     Jackson National Asset
                                               by investing in the index funds of the      Management, LLC (and
                                               Trust and the money market fund.            Standard & Poor's
                                                                                           Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          T. Rowe Price/JNL Established        Seeks long-term growth of capital and       Jackson National Asset
          Growth                               increasing dividend income by investing     Management, LLC (and T.
                                               primarily in a diversified portfolio of     Rowe Price Associates,
                                               common stocks of well-established U.S.      Inc.)
                                               growth companies.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          T. Rowe Price/JNL Mid-Cap Growth     Seeks long-term growth of capital by        Jackson National Asset
                                               normally investing at least 80% of its      Management, LLC (and T.
                                               assets (net assets plus the amount of any   Rowe Price Associates,
                                               borrowings for investment purposes) in a    Inc.)
                                               diversified portfolio of common stocks of
                                               medium-sized (mid-cap) U.S. companies
                                               which the sub-adviser expects to grow at
                                               a faster rate than the average company.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          T. Rowe Price/JNL Value              Seeks long-term capital appreciation by     Jackson National Asset
                                               investing in common stocks believed to be   Management, LLC (and T.
                                               undervalued.  Income is a secondary         Rowe Price Associates,
                                               objective.  In taking a value approach to   Inc.)
                                               investment selection, at least 65% of its
                                               total assets will be invested in common
                                               stocks the portfolio manager regards as
                                               undervalued.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL VARIABLE FUND LLC
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          First Trust/JNL The DowSM Target 10  Seeks a high total return through a         Jackson National Asset
                                               combination of capital appreciation and     Management, LLC (and
                                               dividend income by investing                First Trust Advisors
                                               approximately equal amounts in the common   L.P.)
                                               stock of the ten companies included in
                                               the Dow Jones Industrial AverageSM which
                                               have the highest dividend yields on a
                                               pre-determined selection date.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          First Trust/JNL The S&P(R)Target 10  Seeks a high total return through a         Jackson National Asset
                                               combination of capital appreciation and     Management, LLC (and
                                               dividend income by investing                First Trust Advisors
                                               approximately equal amounts in the common   L.P.)
                                               stocks of 10 companies selected from a
                                               pre-screened subset of the stocks listed
                                               in The S&P 500(R)Index on a pre-determined
                                               selection date.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          First Trust/JNL Global Target 15     Seeks a high total return through a         Jackson National Asset
                                               combination of capital appreciation and     Management, LLC (and
                                               dividend income by investing in the         First Trust Advisors
                                               common stocks of the five companies with    L.P.)
                                               the lowest per share stock price of the
                                               ten companies in each of The Dow Jones
                                               Industrial AverageSM, the Financial Times
                                               Industrial Ordinary Share Index and the
                                               Hang Seng Index, respectively, that have
                                               the highest dividend yields in the
                                               respective index on a pre-determined
                                               selection date.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          First Trust/JNL Target 25            Seeks a high total return through a         Jackson National Asset
                                               combination of capital appreciation and     Management, LLC (and
                                               dividend income by investing in the         First Trust Advisors
                                               common stocks of 25 companies selected      L.P.)
                                               from a pre-screened subset of the stocks
                                               listed on the New York Stock Exchange on
                                               a pre-determined selection date.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          First Trust/JNL Target Small-Cap     Seeks a high total return through capital   Jackson National Asset
                                               appreciation by investing in a portfolio    Management, LLC (and
                                               of common stocks of 40 small                First Trust Advisors
                                               capitalization companies selected from a    L.P.)
                                               pre-screened subset of the common stocks
                                               listed on the New York Stock Exchange,
                                               the American Stock Exchange or The Nasdaq
                                               Stock Market on a pre-determined
                                               selection date.
          ------------------------------------ ------------------------------------------- --------------------------


The  investment  objectives  and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers. The Funds described are available only through variable annuity contracts issued by us. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.

VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from owners.

SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.



                                CONTRACT CHARGES

There are charges and other expenses associated with the Contracts that reduce the investment return of your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:


MORTALITY AND EXPENSE RISK CHARGES. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for mortality and expense risk charges. On an annual basis, these charges equal 1.50% of the average daily net asset value of your allocations to the Investment Divisions for the first six years. Starting in the seventh Contract year or upon annuitization, if earlier than the beginning of the seventh Contract year, these charges will equal 1.30% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Accounts.

This charge compensates us for the risks we assume in connection with all the contracts, not just your Contract. Our mortality risks under the contracts arise from our obligations:

     o to make income payments for the life of the annuitant during the income phase;

     o    to waive the withdrawal charge in the event of the owner's death; and


     o    to provide both basic and optional  death benefits prior to the Income
          Date.


Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the Contract maintenance charge. Included among these expense risks are those that we assume in connection with increasing distribution expenses, waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

--------------------------------------------------------------------------------
YOUR CONTRACT'S CHARGES COMPENSATE US FOR OUR EXPENSES OF SELLING AND ADMINISTERING YOUR CONTRACT AND FOR THE SERVICES AND BENEFITS WE PROVIDE AND THE MORTALITY AND EXPENSE RISKS WE ASSUME UNDER THE CONTRACTS.
--------------------------------------------------------------------------------


ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $35 ($30 in Washington) annual Contract maintenance charge on each anniversary of the ISSUE DATE (the date your Contract was issued). We will also deduct the Contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The Contract maintenance charge will be assessed on the Contract anniversary or upon full withdrawal and is taken from the Investment Divisions and Fixed Account options based on the proportion their respective value bears to the contract value. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.


ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Accounts. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1,000,000 or more, we will waive the Administration Charge. However, we reserve the right to reverse this waiver and reinstate the Administration Charge if withdrawals are made in the first Contract year that result in the contract value falling substantially below $1,000,000, as determined by us.

TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract year. This charge is deducted from the amount that is transferred prior to the allocation to the new Allocation Option. We waive the transfer charge in connection with dollar cost averaging, rebalancing transfers and any transfers we require and we may charge a lesser fee where required by state law.

WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that contract value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

     o PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least three years without being withdrawn), PLUS

     o EARNINGS (excess of your contract value allocated to the Investment Divisions and the Guaranteed Fixed Accounts over your remaining premiums allocated to those accounts)

     o    during each Contract year

          10% OF PREMIUM that remains subject to withdrawal charges and has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract year), minus earnings.

WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

     o    withdrawals in excess of the free withdrawal amount, or

     o    amounts withdrawn in a total withdrawal, or


     o amounts applied to income payments on an Income Date that is within one year of the issue date.


The amount of the withdrawal charge deducted varies (depending on how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):
COMPLETED YEARS SINCE RECEIPT OF PREMIUM           0        1        2        3+
WITHDRAWAL CHARGE                                  8%       7%       6%       0%



--------------------------------------------------------------------------------
o    WITHDRAWAL  CHARGES  APPLY  TO  PARTIAL   WITHDRAWALS  IN  EXCESS  OF  FREE
     WITHDRAWAL AMOUNTS AND TO ANY TOTAL WITHDRAWAL.

o FREE WITHDRAWALS DO NOT REDUCE THE TOTAL WITHDRAWAL CHARGES APPLICABLE TO A TOTAL WITHDRAWAL.

o WITHDRAWAL CHARGES ALSO APPLY AT THE INCOME DATE IF IT IS WITHIN ONE YEAR OF YOUR ISSUE DATE.
--------------------------------------------------------------------------------

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:


     o income payments (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract year);


     o    death benefits;

     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;

     o if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account or from the Fixed Accounts if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

     o if permitted by your state, additional withdrawals of up to 25% of your contract value from the Separate Account or the Fixed Account (12 1/2% for each of two joint owners) if you incur certain serious medical conditions specified in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are:
the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson National or any of our affiliates.

EARNINGS PROTECTION BENEFIT CHARGE. If you select the Earnings Protection Benefit Endorsement, you will pay us a charge that equals 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.


CONTRACT ENHANCEMENT CHARGE. If you select the Contract Enhancement, then for a period of three Contract years a charge that equals 0.65% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions will be charged. This charge will also be assessed against any amounts you have allocated to the Guaranteed Fixed Accounts, resulting in a credited interest rate of 0.65%, less than the annual credited interest rate that would apply to the Guaranteed Fixed Account if the Contract Enhancement had not been elected. However, the annual credited interest rate, assuming no withdrawals, will never be less than 3%.


--------------------------------------------------------------------------------
CHARGES FOR BENEFITS PROVIDED IN OPTIONAL ENDORSEMENTS ONLY APPLY IF YOU ELECT THOSE ENDORSEMENTS.
--------------------------------------------------------------------------------

CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select the Contract Enhancement and then make a partial or total withdrawal from your Contract in the first three years since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year payments. The amounts of these charges are as follows:

CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUM PAYMENT WITHDRAWN IF AN OPTIONAL CONTRACT ENHANCEMENT IS SELECTED)


         Completed Years Since Receipt of Premium(19)     0       1          2         3+
         Recapture Charge                                 2%      1.5%      .75%       0%



We do not assess the recapture charge on any amounts paid out as:

     o    death benefits;

     o    withdrawals taken under the additional free withdrawal provision;

     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;

     o if permitted by your state, withdrawals of up to $250,000 from the Separate Account or from the Fixed Accounts if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

     o if permitted by your state, withdrawals of up to 25% of your contract value from the Separate Account or the Fixed Accounts (12 1/2% for each of two joint owners) if you incur certain serious medical conditions specified in your Contract.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you select the Guaranteed Minimum Income Benefit, on a calendar quarter basis, you will pay .10% of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base. This charge is deducted from the contract value (1) at the end of each calendar quarter and (2) upon termination of the GMIB on a pro rata basis using the GMIB Benefit Base as of the date of termination and the number of days since the last deduction. The first GMIB charge will be deducted on a pro rata basis from the issue date to the end of the first calendar quarter after the issue date. The GMIB Benefit Base is explained on pages 30-32 below. YOU SHOULD BE AWARE THAT THE GMIB CHARGE WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT AND IT ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select the Guaranteed Minimum Withdrawal Benefit, you will pay .35% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This charge will increase to .55% upon the first election of a "step-up." We reserve the right to prospectively increase the charge on new issues, upon election of the benefit after issue or upon any election of any "step-up" subject to a maximum charge of .70%. The "step-up" is explained on page ___ below. We stop deducting this charge upon the earliest of either the date you annuitize or if your contract value falls to zero.



OPTIONAL DEATH BENEFIT CHARGES. If you select one of the three optional death benefits available under your Contract, you will pay 0.15% or 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions, depending on which of the three death benefit options you select. We stop deducting this charge on the date you annuitize.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

     o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).


OTHER EXPENSES. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charge.


There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC.


Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The Janus/JNL Global Equities Fund, the JPMorgan/JNL International Value Fund, the Mellon Capital Management/JNL International Index Fund, the Oppenheimer/JNL Global Growth Fund, the Putnam/JNL International Equity Fund and all of the First Trust/JNL Funds except the First Trust/JNL Global Target 15 Fund pay an administrative fee of .15%; the First Trust/JNL Global Target 15 Fund pays an administrative fee of .20%; the nine S&P/JNL Funds pay an administrative fee of ..05%; the other Funds pay a .10% administrative fee. The Management and Administrative Fee and the Total Fund Annual Expenses columns in this table reflect the inclusion of any applicable administrative fee.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your contract values for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state), depending on the state.


--------------------------------------------------------------------------------
IF YOUR STATE OR THE FEDERAL GOVERNMENT TAX US BECAUSE OF YOUR CONTRACT, WE CHARGE YOU FOR THOSE TAXES.
--------------------------------------------------------------------------------

INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401, serves as the distributor of the Contracts. Jackson National Life Distributors, Inc. is a wholly owned subsidiary of Jackson National.


Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years. Under certain circumstances, we may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge, including the distribution risk portion and other charges. We are affiliated with the following broker-dealers:


     o    National Planning Corporation,

     o    SII Investments, Inc.,

     o    IFC Holdings, Inc. D/B/A Invest Financial Corporation, and

     o    Investment Centers of America, Inc.

--------------------------------------------------------------------------------
WE PAY BROKERS COMMISSIONS FOR SELLING CONTRACTS.
--------------------------------------------------------------------------------

                                    PURCHASES

MINIMUM INITIAL PREMIUM:

     o    $10,000 under most circumstances.

     o    $2,000 for a qualified plan Contract.

MINIMUM ADDITIONAL PREMIUMS:

     o    $500 for a qualified or non-qualified plan.

     o    $50 for an automatic payment plan.

     o You can pay additional premiums at any time during the accumulation phase.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce contract values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. The minimum you may allocate to a Guaranteed Fixed Account or Investment Division is $100. There is a $100 minimum balance requirement for each Guaranteed Fixed Account and Investment Division. We reserve the right to restrict availability or impose restrictions on the Guaranteed Fixed Accounts.


MAXIMUM PREMIUMS:

     o The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premium payments relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefit, the GMIB and the GMWB.

ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Allocation Options. Each allocation must be a whole percentage between 0% and 100%. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules.

Although more than 18 Investment Divisions are available under your Contract, you may not allocate your contract values among more than 18 Allocation Options at any one time.

We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will either return your money or get your permission to keep it until we receive all of the required information.

Each business day ends when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

--------------------------------------------------------------------------------
YOU MAY SELECT NO MORE THAN 18 ALLOCATION OPTIONS (INVESTMENT DIVISIONS PLUS THE FIXED ACCOUNTS) AT ANY ONE TIME.
--------------------------------------------------------------------------------

OPTIONAL CONTRACT ENHANCEMENT. If you elect the optional Contract Enhancement Endorsement, then at the end of any business day in the first Contract year when we receive a premium payment, we will credit your contract values with an additional 2% of your payment. There is a charge that is assessed against the Investment Divisions and the Guaranteed Fixed Accounts for the Contract Enhancement. We will also impose a Contract Enhancement recapture charge during the first three Contract years if you:

     o make withdrawals in excess of the free withdrawals permitted by your Contract,

     o    elect to receive payment under an income option, or

     o    return your Contract during the Free Look period.

--------------------------------------------------------------------------------
THE OPTIONAL CONTRACT ENHANCEMENT IS MOST SUITABLE IF YOU INTEND TO MAKE ONLY YOUR INITIAL PREMIUM PAYMENT.
--------------------------------------------------------------------------------

We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with your Contract's free withdrawal provision, amounts paid out as death benefits or to satisfy minimum distribution requirements of the Internal Revenue Code. We expect to make a profit on the charge for the Contract Enhancement. Please see Appendix B for examples.

Your contract value will reflect any gains or losses attributable to the Contract Enhancement described above. Contract Enhancements, and any gains or losses attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Guaranteed Fixed Accounts, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first three Contract years, the Contract Enhancement and the earnings, if any, on such amounts for the first three Contract years. As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement. We will impose a Contract Enhancement recapture charge if you make withdrawals in the first three years after a first year premium payment. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract years two and three, you would likely have lower account values than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract year. Charges for the Contract Enhancement are not assessed after the third Contract year.

The increased contract value resulting from the Contract Enhancement is reduced during the first three Contract years by the operation of the Contract Enhancement Charge. If you make premium payments only in the first Contract year and do not make a withdrawal during the first three years, at the end of the three-year period that the Contract Enhancement Charge is applicable, the contract value will be equal to or slightly higher than if you had not selected the Contract Enhancement endorsement, regardless of investment performance. Contract values may also be higher if you pay additional premium payments in the first Contract year, because those additional amounts will be subject to the Contract Enhancement Charge for less than three full years.

In the first three Contract years, the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than contracts without the Contract Enhancement) in the following circumstances:

     o    death benefits computed on the basis of contract value;

     o    withdrawals taken under the additional free withdrawal provision;

     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;

     o    if permitted by your state, withdrawals under our:


          o        Terminal Illness Benefit;
          o        Specified Conditions Benefit; or
          o        Extended Care Benefit.  (See page 31 below.)


CAPITAL PROTECTION PROGRAM. If you select our Capital Protection program, we will allocate enough of your premium to the Guaranteed Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1 or 3 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Guaranteed Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium. This program is available only if Guaranteed Fixed Account Options are available. You should consult your JNL representative with respect to the current availability of Guaranteed Fixed Accounts, their limitations, and the availability of the Capital Protection program.

For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Thus, as this example demonstrates, the shorter guarantee periods require allocation of substantially all premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

ACCUMULATION UNITS. Your contract value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "accumulation unit." During the income phase we use a measure called an "annuity unit."

Every business day, we determine the value of an accumulation unit for each of the Investment Divisions by:

     o determining the total amount of assets held in the particular Investment Division;

     o    subtracting any charges and taxes chargeable under the Contract; and

     o    dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day and may be different for different charges.

When you make a premium payment, we credit your Contract with accumulation units. The number of accumulation units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the accumulation unit for that Investment Division.

--------------------------------------------------------------------------------
THE VALUE OF YOUR ALLOCATIONS TO INVEST-MENT DIVISIONS IS MEASURED IN "ACCUMULATION UNITS."
--------------------------------------------------------------------------------


                                    TRANSFERS


You may transfer your contract value among the Investment Divisions at any time, but transfers between an available Fixed Account option and an Investment Division must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable excess interest adjustment. There may be periods when we do not offer any Fixed Accounts, or when we impose special transfer requirements on the Fixed Accounts. If a renewal occurs within one year of the Income Date, the Company will credit interest up to the Income Date at the then Current Interest Rate for the Guaranteed Fixed Account Option. You can make 15 transfers every Contract year during the accumulation phase without charge.


A transfer will be effective as of the end of the business day when we receive your transfer request in good order.

--------------------------------------------------------------------------------
YOU MAY MAKE UP TO 15 FREE TRANSFERS PER CONTRACT YEAR.
--------------------------------------------------------------------------------

RESTRICTIONS ON TRANSFERS. To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers among Investment Divisions may be modified if we determine that the exercise by one or more Contract owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other owners. A modification could be applied to transfers to or from one or more of the Investment Divisions, and could include, but are not limited to:

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Contract owners or under a power of attorney on behalf of one or more Contract owners; or

     o    limiting the dollar amount that you may transfer at any one time.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO MODIFY YOUR TRANSFER RIGHTS IF WE BELIEVE IT IS NECESSARY TO PREVENT DISADVANTAGE TO OTHER OWNERS.
--------------------------------------------------------------------------------

                       TELEPHONE AND INTERNET TRANSACTIONS

THE BASICS. You can request certain transactions by telephone or at www.jnl.com, our Internet Web site. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet Web site. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnl.com.


WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our Web site, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Service Center number referenced in your Contract or on your quarterly statement.


WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all Web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.

HOW TO CANCEL A TRANSACTION. Telephone or Internet transfer requests may currently only be cancelled by calling the Service Center before the close of the New York Stock Exchange on the day the transaction will be processed.

OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in good order.

--------------------------------------------------------------------------------
YOU MAY TRANSFER YOUR CONTRACT VALUES AMONG ALLOCATION OPTIONS BY TELEPHONE OR VIA THE INTERNET, BUT WITHDRAWAL REQUESTS AND INCOME PAYMENT ELECTIONS MUST BE IN WRITING.
--------------------------------------------------------------------------------

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     o    by making either a partial or complete withdrawal,

     o    by electing the Systematic Withdrawal Program,

     o    by electing the Guaranteed Minimum Withdrawal Benefit, or

     o    by electing to receive income payments.

Your beneficiary can have access to the money in your Contract when a death benefit is paid.


When you make a complete withdrawal you will receive the value of your Contract on the day your withdrawal request is received by us, minus any applicable tax, Contract maintenance charge, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable excess interest adjustment.


Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse Contract owner monies.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the Guaranteed Fixed Account or Investment Division from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the Guaranteed Fixed Account or Investment Division.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. SEE "TAXES."

--------------------------------------------------------------------------------
WITHDRAWALS MAY BE TAXED, INCLUDING A POSSIBLE PENALTY TAX IF YOU ARE UNDER AGE 59 1/2.
--------------------------------------------------------------------------------

WAIVER OF WITHDRAWAL CHARGES FOR CERTAIN EMERGENCIES. We will waive the withdrawal charge (withdrawals from the Investment Divisions and the Guaranteed Fixed Account), but not any excess interest adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

     o TERMINAL ILLNESS BENEFIT, under which we will waive any withdrawal charges on amounts of up to $250,000 of your contract value from the Separate Account and from the Fixed Accounts that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

     o SPECIFIED CONDITIONS BENEFIT, under which you may make a one-time withdrawal of up to 25% (for joint owners, this benefit applies to each of them for 12 1/2%) of your contract value from the Separate Account and from the Fixed Accounts with no withdrawal charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:

               o    Heart attack

               o    Stroke

               o    Coronary artery surgery

               o    Life threatening cancer

               o    Renal failure or

               o    Alzheimer's disease; and

     o EXTENDED CARE BENEFIT, under which we will waive any withdrawal charges on amounts of up to $250,000 of your contract value from the Separate Account and from the Fixed Account that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

     YOU MAY EXERCISE THESE BENEFITS ONCE UNDER YOUR CONTRACT.

--------------------------------------------------------------------------------
WE WILL WAIVE WITHDRAWAL CHARGES IN SEVERAL SITUATIONS WHERE YOU NEED MONEY FOR HEALTH CARE.
--------------------------------------------------------------------------------


GUARANTEED MINIMUM WITHDRAWAL BENEFIT. The following description of the GMWB is supplemented by some examples in Appendix C that may assist you in understanding how the GMWB calculations are made in certain circumstances. The GMWB permits you to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the amount of net premium payments made (if elected after issue (availability may be limited to the issue date), the contract value, less any recapture charges that would be paid were you to make a full withdrawal, will be used instead of the net premium payment at issue). The GMWB can be elected after issue (availability may be limited to the issue date), during the 30 calendar day period prior to any Contract anniversary and will be effective as of the Contract anniversary following receipt of the request in good order. Once elected, the GMWB may not be terminated. We will continue to deduct the charge until the earliest of either annuitization or the date on which the contract value falls to zero. If you elect the GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the guaranteed amount available for partial withdrawals (the Guaranteed Withdrawal Balance ("GWB")). If you elect the GMWB at a later date (availability may be limited to the issue date), your contract value, less any recapture charges that would be paid were you to make a full withdrawal, on the date we add the endorsement will be used to determine the GWB. The GWB can never be more than $5 million. The GWB is reduced with each withdrawal you take. This will not be available for owners older than age 80 on the issue or election date.

--------------------------------------------------------------------------------
THE GMWB PERMITS YOU TO MAKE PARTIAL WITHDRAWALS, PRIOR TO THE INCOME DATE, THAT IN TOTAL, EQUAL THE AMOUNT OF NET PREMIUM PAYMENTS MADE. READ CAREFULLY THE TIMING RESTRICTIONS ON ELECTION AND THE VALUES THAT ARE USED IN CALCULATING THIS BENEFIT.
--------------------------------------------------------------------------------



Once the GWB has been determined, we calculate the maximum annual periodic withdrawal amount (Guaranteed Annual Withdrawal Amount ("GAWA")). Upon election, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract year do not exceed 7%. If you do not take 7% in one Contract year, you may not take more than 7% the next Contract year. If you withdraw more than the 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract year until the GWB has been depleted.


Although  any  surrender  charges or  adjustments  are part of the amount of the partial withdrawals that are counted toward the 7% permissible annual withdrawals, the annual 10% free withdrawal feature will eliminate any surrender charges on those partial withdrawals. Any adjustments only apply if the partial withdrawals are from the Guaranteed Fixed Accounts.


Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. When you make a subsequent premium payment, the GAWA will increase by 7% of the increase in the GWB. We reserve the right to restrict subsequent premium payments and the total GWB.

If you withdraw more than the GAWA in any one Contract year, the GWB may be reduced by more than the amount of the withdrawal, and may be reset to equal the then current contract value. The GAWA may also be reduced.

If the total of your partial withdrawals made in the current Contract year are greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Please refer to the examples in Appendix C for supplemental information about the impact of partial withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract year is less than or equal to the GAWA, the GWB is equal to the greater of:

     o    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     o    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract year is greater than the GAWA, the GWB is equal to the lesser of:

     o the contract value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

     o the GWB prior to the partial withdrawal less the partial withdrawal, or zero, if greater.

If all your partial withdrawals made in the current Contract year are less than or equal to the GAWA, the GAWA is the lesser of:

     o    the GAWA prior to the partial withdrawal; or

     o    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract year is greater than the GAWA, the GAWA is equal to the lesser of:

     o    the GAWA prior to the partial withdrawal, or

     o    the GWB after the partial withdrawal, or

     o    7% of the greater of:

          1.   the  contract  value  after  the  partial  withdrawal,  less  any
               applicable   recapture   charges   remaining  after  the  partial
               withdrawal; or

          2.   the GWB after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any applicable charges and adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

On or during the seven calendar day period following certain Contract anniversaries, you may choose to "step-up" the GWB to equal your contract value. The request will be processed and effective on the day we receive the request in good order. No request for a "step-up" will be processed after the seventh calendar day following the Contract anniversary. Your GAWA then becomes the greater of: (i) 7% of the contract value on the effective date of the "step-up" or (ii) the GAWA prior to the "step-up." You would not choose a "step-up" if your current GWB is higher than your contract value.


If you choose this benefit after your Contract is issued (availability may be limited to the issue date), the first "step-up" must be at least five years after the effective date of the endorsement. Subsequent "step-ups" may not be elected until the fifth Contract anniversary after the previous "step-up" and must be elected during the 7 calendar days following a Contract anniversary. On the first "step-up," the GMWB charge will increase. Please see page 36. Before you decide to "step-up," you should contact your JNL representative or the Annuity Service Center.


SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the owner and therefore may elect to add the GMWB feature to the Contract within the 30 days prior to any Contract anniversary following the continuation date of the original Contract's issue date. The GMWB endorsement becomes effective on the Contract anniversary following receipt of the request in good order.

If the spouse continues the Contract and the GMWB endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the contract value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract anniversaries will continue to be based on the anniversary of the original Contract's issue date).

SURRENDER. If your Contract is surrendered, you will receive your Contract's contract value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the GMWB Endorsement. The GMWB is terminated.

CONTRACT VALUE IS ZERO. If your contract value is reduced to zero as the result of a partial withdrawal or poor fund performance and the GWB after the withdrawal is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The total payments will not exceed the current GWB.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the owner, your beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die before the payments have been completed, the remaining payments will be made to the beneficiary.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the annuitant at the time the option becomes effective.


EFFECT OF GMWB ON TAX DEFERRAL. The purchase of a GMWB may not be appropriate for the Owners of contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity
Contract. Please consult your tax and financial advisors on this and other matters prior to electing the GMWB.


YOU MAY NOT ELECT BOTH THE GMWB AND THE GMIB.

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You will have to pay taxes on money you receive. You may be subject to a withdrawal charge and an excess interest adjustment.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

     o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     o under applicable SEC rules, trading on the New York Stock Exchange is restricted;

     o under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

     o    the SEC, by order, may permit for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Guaranteed Fixed Accounts for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)


The income phase of your Contract occurs when you begin receiving regular income payments from us. The INCOME DATE is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. The income options are described below.


--------------------------------------------------------------------------------
IN YOUR CONTRACT'S INCOME PHASE, WE MAKE REGULAR PAYMENTS TO YOU.
--------------------------------------------------------------------------------

If you do not choose an income option, we will assume that you selected Option 3, which provides a life annuity with 120 months of guaranteed payments.


You can change the Income Date or income option at any time before the Income Date, but changes of the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract or the calendar year in which you attain age 70 1/2 under a traditional Individual Retirement Annuity (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the Income Date.


You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

--------------------------------------------------------------------------------
THE AMOUNT OF YOUR INCOME PAYMENTS CAN BE GUARANTEED OR CAN VARY BASED ON THE PERFORMANCE OF THE INVESTMENT DIVISIONS YOU SELECT.
--------------------------------------------------------------------------------

VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:


     o the amount of your contract value you allocate to the Investment Division(s) on the Income Date;

     o the amount of any applicable premium taxes, recapture charges or withdrawal charges deducted from your contract value on the Income Date;


     o    which income option you select; and

     o the investment factors listed in your Contract that translate the amount of your contract value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of annuity units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% for Option 4 or 4.5% for Options 1-3 and, if you select an income option with a life contingency, the age and gender of the annuitant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of annuity units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.


INCOME OPTIONS. The annuitant is the person whose life we look to when we make income payments (each description assumes that you are the owner and annuitant). An income option may be elected or changed up to seven days prior to the Income Date. The following income options may not be available in all states.


OPTION 1 - Life Income. This income option provides monthly payments for your life.

OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

ADDITIONAL OPTIONS - We may make other income options available.

GUARANTEED MINIMUM INCOME BENEFIT. The optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. This benefit is only available if:

     o    you elect it prior to your Contract's issue date;

     o    the annuitant is not older than age 75 on the issue date; and

     o you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract anniversary, but in no event later than the
          Contract anniversary immediately following the annuitant's 85th birthday.

The GMIB will terminate and will not be payable at the earliest of:


     o    the Income Date (if prior to the effective date of the GMIB);


     o the 31st calendar day following the Contract anniversary immediately after the annuitant's 85th birthday;

     o    the date you make a total withdrawal from the Contract;

     o upon your death (unless your spouse is your beneficiary, elects to continue the Contract and is eligible for this benefit); or

     o    if the owner is not a natural person, upon the death of the annuitant.


--------------------------------------------------------------------------------
THE OPTIONAL GMIB LETS YOU PLAN YOUR RETIREMENT WITH GREATER CERTAINTY ABOUT THE MINIMUM AMOUNTS THAT WILL BE AVAILABLE AS FIXED INCOME PAYMENTS ON AN EXERCISE DATE AT LEAST 10 YEARS AFTER THE ISSUE DATE. READ CAREFULLY THE AGE AND TIMING RESTRICTIONS ON ISSUANCE AND EXERCISE OF THE GMIB.
--------------------------------------------------------------------------------

Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only type of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

OPTION 1 - Life Income,

OPTION 2 - Joint and Survivor,

OPTION 3 - Life Annuity with 120 Monthly Periods Fixed, and

OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Fixed. No other income options will be available.


After the 10th Contract anniversary or any subsequent Contract anniversary, the Contract owner must exercise this option prior to the Income Date. The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract years. Please consult a tax advisor on this and other matters of selecting income options.


The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of contract value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits. If you surrender your Contract, you will not receive any benefit under this endorsement.

Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB BENEFIT BASE." The GMIB Benefit Base is THE GREATER OF (A) OR (B), WHERE (A) IS:

     o    all premiums you have paid (net of any applicable premium taxes); PLUS

     o any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

     o    an adjustment  (described  below) for any  withdrawals  (including any
          applicable   charges  and  excess   interest   adjustments   to  those
          withdrawals); MINUS

     o    annual  Contract  maintenance   charges,   transfer  charges  and  any
          applicable Contract charges due (other than the GMIB charge) under any optional endorsement; and MINUS

     o    any taxes incurred, or chargeable under the Contract;

compounded at an annual interest rate of 6% from the date your Contract was issued until the earlier of the date the charge is assessed, the annuitant's 80th birthday or the date the GMIB is exercised;

AND (B) IS:

     o the greatest contract value on any Contract anniversary prior to the annuitant's 81st birthday; MINUS

     o an adjustment (described below) for any withdrawals after that Contract anniversary (including any applicable charges and excess interest adjustments for those withdrawals); PLUS

     o any premiums paid (net of any applicable premium taxes) after that Contract anniversary; MINUS

     o any annual Contract maintenance charge, transfer charge, and any applicable charges due under any optional endorsement deducted after that Contract anniversary; and MINUS

     o    any taxes deducted after that Contract anniversary.

All adjustments to the GMIB Benefit Base will be deemed to occur at the time of the withdrawal, premium payment, or the deduction of the specified charges or taxes chargeable under the Contract. Adjustments for withdrawals (including related charges and excess interest adjustments) will reduce the GMIB Benefit Base in the same proportion that contract value was reduced on the date of that withdrawal. When (a) is greater than (b), not deducting the GMIB charge from (a) increases the GMIB Benefit Base and potentially the monthly income payments, while slightly increasing the GMIB charge.


The GMIB Benefit Base will never exceed:

     o 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); MINUS

     o    any  withdrawals   (including  related  charges  and  excess  interest
          adjustments); MINUS

     o    annual  Contract  maintenance   charges,   transfer  charges  and  any
          applicable charges due under any optional endorsement; and MINUS

     o    taxes incurred since that Contract was issued.

If you are the annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an owner who is a natural person is not the annuitant and the annuitant dies, you (the owner) may select a new annuitant (who must be a person eligible to be an annuitant on the issue date and is age 84 or younger). If the new annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint annuitants, the age of the youngest annuitant will be used for all these determinations.

Among other requirements applicable to contracts issued to entities/owners, the use of multiple contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

YOU MAY NOT ELECT BOTH THE GMIB AND GMWB.


                                  DEATH BENEFIT

The death benefit paid to your beneficiary upon your death is calculated as of the date we receive completed claim forms and proof of death from the beneficiary of record. The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the three other death benefit endorsements.

--------------------------------------------------------------------------------
IF YOU DIE BEFORE YOUR CONTRACT'S INCOME PHASE, YOUR BENEFICIARY WILL BE PAID AT LEAST THE GREATER OF YOUR CONTRACT VALUE OR YOUR NET PREMIUM PAYMENTS, COMPOUNDED AT 2%.
--------------------------------------------------------------------------------

BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Only a spousal beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

     (a) your contract value on the date we receive proof of death and completed claim forms from your beneficiary; or

     (b) total "NET PREMIUM" (premiums you paid net of premium taxes MINUS any withdrawals (including any applicable charges and adjustments), annual Contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes we have paid (these charges are collected from contract value)), compounded at 2%.

The amounts in (b) are limited to 250% of Net Premiums paid under the Contract.

For purposes of calculating (b) all adjustments to the Net Premiums will occur at the time of the withdrawal, premium payment, or deduction of the annual Contract maintenance charges, transfer charges, any applicable charges due to optional endorsement or taxes and all adjustments for amounts withdrawn will reduce the Net Premiums in the same proportion that the contract value was reduced on the date of that withdrawal.

The death benefit can be paid under one of the following death benefit options:

     o    single lump sum payment; or

     o    payment of entire death  benefit  within 5 years of the date of death;
          or

     o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the entire death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your beneficiary is your spouse, he/she may elect to continue the Contract in his/her own name. The Special Spousal Continuation option is one way to continue your Contract. See "Special Spousal Continuation Option" below.


As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by law. The Preselected Death Benefit Option may not be available in all states.

EARNINGS PROTECTION BENEFIT. The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.


If you are age 70 - 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

--------------------------------------------------------------------------------
AN OPTIONAL EARNINGS PROTECTION BENEFIT ENDORSEMENT (FOR A CHARGE AT AN ANNUAL RATE OF 0.30%) ADDS UP TO 40% OF YOUR CONTRACT'S "EARNINGS" TO YOUR DEATH BENEFIT. EARNINGS CANNOT EXCEED 250% OF THE REMAINING PREMIUMS.
--------------------------------------------------------------------------------

For purposes of this benefit, we define EARNINGS as the amount by which the sum of your contract value exceeds the REMAINING PREMIUMS (premiums not previously withdrawn). If the earnings amount is negative, i.e., the total remaining premiums are greater than your contract value, no Earnings Protection Benefit will be paid.

In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract year).

As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit. If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" below). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the contract value after application of the Continuation Adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).

You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

No Earnings Protection Benefit (other than a "Continuation Adjustment" described below in "Special Spousal Continuation") will be paid:

     o    if your Contract is in the income phase at the time of your death;

     o    if there are no earnings in your Contract; or

     o if your spouse exercises the Special Spousal Continuation Option (described below) and either

          o    is age 76 or older at the Continuation Date or

          o    elects to discontinue the Earnings Protection Benefit.

If you elect this benefit, we will deduct an additional annualized charge of ..30% of the average daily asset value of your allocations to the Investment Divisions during the accumulation phase of the Contract.

This charge continues if your spouse elects to continue the Contract under the Special Spousal Continuation Option unless your spouse elects to discontinue it. The Earnings Protection Benefit may not be available in your state. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

--------------------------------------------------------------------------------
FOR ADDITIONAL FEES, WE OFFER 3 OPTIONAL ENDORSEMENTS THAT MAKE YOUR DEATH BENEFIT NO LESS THAN A VARIETY OF VALUES UNDER THE CONTRACT BASED EITHER ON NET PREMIUMS OR CONTRACT VALUE.
--------------------------------------------------------------------------------

OPTIONAL DEATH BENEFITS. You may elect to protect your Contract's death benefit from certain types of poor investment performance by selecting (in lieu of or in addition to any Earnings Protection Benefit) one of three optional death benefits:


     I. 5% COMPOUNDED DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a)  Your "contract value" on the date we receive proof of death and completed claim forms from your beneficiary; or

          (b) Total "NET PREMIUMS" (premiums you paid net of premium taxes MINUS any withdrawals (including any applicable charges and adjustments), annual Contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes we have paid - these charges are collected from contract value), compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

          (c) Your contract value at the end of your seventh Contract year, PLUS Net Premiums you paid after the seventh Contract year, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued).

Amounts in (b) and (c) are limited to 250% of Net Premiums paid under your Contract.

     II. MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT changes your basic death benefit to the greatest of:

          (a) Your "contract value" on the date we receive proof of death and completed claim forms from your beneficiary; or

          (b) Total Net Premiums since your Contract was issued, compounded at 2%; or

          (c) Your greatest contract value on any Contract anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments), annual Contract maintenance charges, transfer charges, and any applicable charges due under any optional endorsement subsequent to that Contract anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract anniversary, minus taxes deducted subsequent to that Contract anniversary.

Amounts in (b) are limited to 250% of Net Premiums paid under your Contract.

     III. COMBINATION DEATH BENEFIT, changes your basic death benefit to the greatest of:

          (a) Your "contract value" on the date we receive proof of death and completed claim forms from your beneficiary; or

          (b) Total Net Premiums since your Contract was issued, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

          (c) Your contract value at the end of your seventh Contract year, PLUS Net Premiums you paid after the seventh Contract year, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or

          (d) Your greatest contract value on any Contract anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments, annual Contract maintenance charges, transfer charges and any applicable charges due under any optional endorsement subsequent to that Contract anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract anniversary, minus taxes deducted subsequent to that Contract anniversary).

Amounts in (b) and (c) are limited to 250% of Net Premiums paid under your Contract.

For purposes of calculating I. (b), (c), II. (b), (c) and III. (b), (c) and (d), all adjustments to the Net Premiums or Contract anniversary values will occur at the time of the withdrawal, premium payment, or deduction of the annual Contract maintenance charges, transfer charges, any applicable charges due to an optional endorsement or taxes and all adjustments for amounts withdrawn will reduce the Net Premiums or Contract anniversary values in items I. (b), (c), II. (b), (c) and III. (b), (c) and (d) above in the same proportion that the contract value was reduced on the date of that withdrawal.

You may not elect the Maximum Anniversary Value Death Benefit or the Combination Death Benefit if you are older than age 80 when your Contract is issued. The closer you are to age 81 when your Contract is issued, the less advantageous it would be for you to select these options. The optional death benefits may not be available in all states.

If an optional death benefit is selected, the use of multiple contracts by related entities/owners to avoid the 250% premium limit will not permitted. Selection of these optional benefits are subject to our administrative rules designed to assure their appropriate use. We may update these rules as necessary.

EACH OF THE THREE OPTIONAL DEATH BENEFITS IS DESIGNED TO INCREASE YOUR DEATH BENEFIT FROM THAT PROVIDED BY THE BASE DEATH BENEFIT ONLY IF THE INVESTMENT PERFORMANCE AND CREDITED RATES OF THE ALLOCATION OPTIONS TO WHICH YOU HAVE ALLOCATED YOUR CONTRACT VALUES HAS NOT BEEN SUFFICIENT TO MAKE YOUR CONTRACT VALUE THE APPLICABLE DEATH BENEFIT. NORMALLY, EACH OF THE THREE OPTIONAL DEATH BENEFITS WOULD BE GREATER THAN YOUR CONTRACT'S BASE DEATH BENEFIT IF YOUR CONTRACT VALUE IS NOT GREATER THAN NET PAYMENTS. IF YOU MAKE SUBSTANTIAL WITHDRAWALS, HOWEVER, IT IS POSSIBLE IN SOME CIRCUMSTANCES FOR YOUR CONTRACT'S BASE DEATH BENEFIT TO BE GREATER THAN ANY OF THE OPTIONAL DEATH BENEFITS, EVEN IF YOUR CONTRACT VALUE IS NOT GREATER THAN YOUR NET PAYMENTS.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option no death benefit will be paid at that time. Instead, we will contribute to the Contract a CONTINUATION ADJUSTMENT, which is the amount by which the death benefit that would have been payable (including the Earnings Protection Benefit, and Optional Death Benefit, if any) exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive completed forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "CONTINUATION DATE"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. However, the spouse may continue the Contract at contract value without exercising the Special Spousal Continuation Option. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new contract value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate most of the optional benefits you elected. However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death. The Contract, and its optional benefits, remain the same, except as described above. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.


UNLESS YOUR SPOUSE DISCONTINUES THE EARNINGS PROTECTION BENEFIT ON THE CONTINUATION DATE, CHARGES FOR THE BENEFIT WILL BE DEDUCTED EVEN THOUGH NO EARNINGS PROTECTION BENEFIT WILL APPLY IF YOUR SPOUSE IS 76 OR OLDER WHEN THE CONTRACT IS CONTINUED.


If you have elected the Preselected Death Benefit Option Election the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by law. The Preselected Death Benefit Option may not be available in all states.

--------------------------------------------------------------------------------
A BENEFICIARY WHO IS THE SPOUSE OF THE CONTRACT OWNER MAY ELECT TO CONTINUE THE CONTRACT RATHER THAN RECEIVE A DEATH BENEFIT PAYMENT. IN THAT CASE, THE CONTRACT VALUE WILL BE INCREASED BY THE AMOUNT (IF ANY) THAT THE DEATH BENEFIT THAT WOULD HAVE BEEN PAID EXCEEDS CONTRACT VALUE AT THE DEATH OF THE OWNER.
--------------------------------------------------------------------------------


DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner dies, and is not the annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and the annuitant dies before the Income Date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.


                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your Contract will be what is referred to as a QUALIFIED CONTRACT. Tax deferral under a tax-qualified Contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified Contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified Contract and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a NON-QUALIFIED CONTRACT.

The amount of your tax liability on the earnings under, and the amounts received from, either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

--------------------------------------------------------------------------------
TAXES ON EARNINGS UNDER A NON-QUALIFIED CONTRACT ARE DEFERRED UNTIL DISTRIBUTED IN A WITHDRAWAL, INCOME PAYMENT OR LOAN. EARNINGS ARE ASSUMED TO BE THE FIRST AMOUNT WITHDRAWN BUT INCOME PAYMENTS ARE ASSUMED TO BE PART EARNINGS AND PART RETURN OF PREMIUM.
--------------------------------------------------------------------------------

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract owner or the annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.


NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.


The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

     o    paid on or after the date you reach age 59 1/2;

     o    paid to your beneficiary after you die;

     o paid if you become totally disabled (as that term is defined in the Code);


     o paid in a series of substantially equal periodic payments made annually (or more frequently) for your life or for a period not exceeding your life expectancy or the life expectancy of a beneficiary;


     o    paid under an immediate annuity; or

     o    which come from premiums made prior to August 14, 1982.

--------------------------------------------------------------------------------
WITHDRAWALS PRIOR TO AGE 59 1/2 MAY BE SUBJECT TO A PENALTY TAX.
--------------------------------------------------------------------------------

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.


WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

     o    reaches age 59 1/2;

     o    leaves his/her job;

     o    dies;

     o    becomes disabled (as that term is defined in the Code); or

     o in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

--------------------------------------------------------------------------------
WITHDRAWALS FROM TAX-QUALIFIED CONTRACTS ARE TAXABLE (OTHER THAN AFTER-TAX CONTRIBUTIONS, IF ANY).
--------------------------------------------------------------------------------

WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

     o there was a written agreement providing for payments of the fees solely from the annuity Contract,

     o    the Contract owner had no liability for the fees, and

     o    the fees were paid solely from the annuity Contract to the adviser.


EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the account value each year from the inception of the Contract or the entire increase in the account value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.


DEATH BENEFITS. None of the death benefits paid under the Contract to the beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

--------------------------------------------------------------------------------
DEATH BENEFITS ARE NOT LIFE INSURANCE.  ESTATE OR GIFT TAXES MAY ALSO APPLY.
--------------------------------------------------------------------------------

IRS APPROVAL. The Contract and all death benefit riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.


DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL. In three Revenue Rulings issued between 1977 and 1982, the Internal Revenue Service (IRS) held that where a Contract holder had certain forms of actual or potential control over the investments held under a variable annuity Contract, the Contract owner had to be treated as the owner of those assets and thus taxable on the income and gains produced by those assets. A holder of a Contract will not have any of the specific types of control that were described in those Rulings. In addition, in 1999, the IRS announced that it would not apply the holdings of these Rulings to holders of tax-qualified contracts that hold mutual fund Fund shares as investments. However, because of the continuing uncertainty as to the scope and application of these Rulings, we reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.


                                OTHER INFORMATION

DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to Fixed Accounts is at least $15,000, you can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and other Guaranteed Fixed Accounts from the one-year Guaranteed Fixed Accounts or any of the Investment Divisions. If the Guaranteed Fixed Accounts are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. In the case of transfers from the Guaranteed Fixed Accounts or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs, and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

--------------------------------------------------------------------------------
SYSTEMATIC TRANSFERS FACILITATE A DOLLAR COST AVERAGING STRATEGY AND DO NOT COUNT AGAINST YOUR 15 FREE TRANSFERS PER YEAR.
--------------------------------------------------------------------------------


DOLLAR COST AVERAGING PLUS (DCA+). DCA+ Fixed Accounts are "source accounts" designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Guaranteed Fixed Accounts. DCA+ Fixed Accounts are credited with an enhanced interest rate. If a DCA+ Fixed Account is selected, monies in the DCA+ Fixed Accounts will be systematically transferred to the Investment Divisions or other Guaranteed Fixed Accounts chosen over the DCA+ term selected. You should consult your JNL representative with respect to the current availability of the Guaranteed Fixed Accounts and the availability of DCA+.

EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one year Guaranteed Fixed Account Option, if currently available, and the Money Market Investment Division).

REBALANCING. You can arrange to have us automatically reallocate your contract value among Investment Divisions and the one-year Guaranteed Fixed Account (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your contract value allocated to the better performing Investment Divisions.



You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods that you use to change your allocation instructions.

FREE LOOK. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return:

     o    the contract value, PLUS

     o any fees (other than asset-based fees) and expenses deducted from the premiums, MINUS

     o    any applicable Contract Enhancement recapture charges.

We will determine the contract value in the Investment Divisions as of the date we receive your Contract if you mail it to us or the date you return it to the selling agent. We will return premium payments where required by law.

--------------------------------------------------------------------------------
YOUR CONTRACT HAS A FREE LOOK PERIOD OF 10 DAYS (OR LONGER, IF REQUIRED BY YOUR STATE).
--------------------------------------------------------------------------------

ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

     o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

     o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

     o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

     o YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of Contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features, would reduce the percentage increase or make greater any percentage decrease.

--------------------------------------------------------------------------------
WE MAY ADVERTISE SEVERAL TYPES OF PERFORMANCE OF THE INVESTMENT DIVISIONS.
--------------------------------------------------------------------------------


MARKET TIMING AND ASSET ALLOCATION SERVICES. Market timing and asset allocation services must comply with our administrative systems, rules and procedures. Prior to utilizing the market timing and asset allocation services, a market timing agreement, which sets forth certain conditions, must be signed. Because excessive trades in an underlying Fund can hurt the Fund and corresponding Investment Division's performance and harm Contract owners, we reserve the right to refuse any transfer requests from a market timing and asset allocation service or other non-Contract owners that we believe will disadvantage the Fund or the Contract owners.

Market timing or asset allocation services may conflict with transactions under JNL's dollar cost averaging program, earnings sweep program, automatic rebalancing program or systematic withdrawal program (the "Programs"). Accordingly, when JNL receives notice that you have authorized a market timing or asset allocation service to effect transactions on your behalf, JNL will automatically terminate your participation in any Program in which you are then enrolled, unless you authorize us in writing to continue your participation.

--------------------------------------------------------------------------------
WE RESERVE THE RIGHT TO LIMIT MARKET TIMING TRANSFERS THAT WE BELIEVE WILL DISADVANTAGE OTHER CONTRACT OWNERS.
--------------------------------------------------------------------------------

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the contract value to another approved Contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

LEGAL PROCEEDINGS. Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL seeks to certify various classes of policyholders who purchased either life insurance and annuity products from JNL during some period from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation, and has obtained favorable rulings in prior similar cases. However, at this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.


                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and

     o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We will not disclose our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.


In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.


SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We have SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History .....................................        2

Services ............................................................        2

Purchase of Securities Being Offered ................................        3

Underwriters ........................................................        3

Calculation of Performance ..........................................        3

Accumulation Unit Values ............................................       10

Additional Tax Information ..........................................        9

Net Investment Factor ...............................................       20

Financial Statements ................................................       21

                                   APPENDIX A

Dow Jones does not:

o    Sponsor,  endorse,  sell or promote the First Trust/JNL The DowSM Target 10
     Fund.

o Recommend that any person invest in the First Trust/JNL The DowSM Target 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the First Trust/JNL The DowSM Target 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the First Trust/JNL The DowSM Target 10 Fund.

o Consider the needs of the First Trust/JNL The DowSM Target 10 Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------
DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE FIRST TRUST/JNL THE DOWSM TARGET 10 FUND. SPECIFICALLY,

     o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

          o    THE  RESULTS  TO BE  OBTAINED  BY THE FIRST  TRUST/JNL  THE DOWSM
               TARGET 10 FUND, THE OWNERS OF THE FIRST TRUST/JNL THE DOWSM TARGET 10 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

          o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

          o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

     o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

     o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

     o THE LICENSING AGREEMENT BETWEEN FIRST TRUST ADVISORS L.P. (SUB-ADVISER TO THE JNL VARIABLE FUND LLC) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE FIRST TRUST/JNL THE DOWSM TARGET 10 FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------



                                   APPENDIX B
    ----------------------------------------------------------------------------------------------------------------------------
    JNL EXAMPLE 1
    ----------------------------------------------------------------------------------------------------------------------------
                      100,000.00  : Premium
                           7.00%  : Withdrawal Charge Year 2
                           2.00%  : Contract Enhancement
                           1.50%  : Recapture Charge Year 2
                           5.50%  : Net Return

    AT END OF YEAR 2
                      113,528.55  : Contract Value at end of year 2
                      100,000.00  : Net Withdrawal requested

                       13,528.55  : Earnings
                       94,504.32  : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                       ---------
                      108,032.87  : Total Gross Withdrawal

                      108,032.87  : Total Gross Withdrawal
                       -6,615.30  : Withdrawal Charge
                       -1,417.57  : Recapture Charge
                       ---------
                      100,000.00  : Total Net Withdrawal
    ----------------------------------------------------------------------------------------------------------------------------



    ----------------------------------------------------------------------------------------------------------------------------
    ----------------------------------------------------------------------------------------------------------------------------
    JNL EXAMPLE 2
    ----------------------------------------------------------------------------------------------------------------------------
                         10/1/01
                      100,000.00  : Premium
                           6.00%  : Withdrawal Charge Contribution Year 3
                            .75%  : Recapture Charge Contribution Year 3

                         12/1/01
                      100,000.00  : Premium
                           7.00%  : Withdrawal Charge Contribution Year 2
                           1.50%  : Recapture Charge Contribution Year 2

                           2.00%  : Contract Enhancement
                           0.00%  : Net Return

                         11/1/03
                      204,000.00  : Contract Value
                      150,000.00  : Net Withdrawal Requested

                        4,000.00  : Earnings
                       16,000.00  : Additional Free withdrawal amount
                      100,000.00  : Premium 1 withdrawn (grossed up to account
                                    for Withdrawal Charge and Recapture Charge)
                        40,163.94 : Premium 2 withdrawn (grossed up to account for Withdrawal
                        ---------   Charge and Recapture Charge)
                      160,163.94  : Total Gross Withdrawal

                      160,163.94  : Total Gross Withdrawal
                       -6,000.00  : Withdrawal Charge from Premium 1
                         -750.00  : Recapture Charge from Premium 1
                       -2,811.48  : Withdrawal Charge from Premium 2
                         -602.46  : Recapture Charge from Premium 2
                        --------
                      150,000.00  : Total Net Withdrawal
    ----------------------------------------------------------------------------------------------------------------------------


                                   APPENDIX C

THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS, ELECTION OF THE "STEP-UP," OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU.




ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE GMWB WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED. THEY ALSO ASSUME THAT NO CHARGES OR ADJUSTMENTS WILL APPLY TO PARTIAL WITHDRAWALS.




EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $7,000, which is 7% of your GWB.


EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional Premium payment of $50,000 before you make any withdrawals, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional Premium payment ($50,000).

     o Your GAWA is $10,500, which is your prior GAWA ($7,000) plus 7% of your additional Premium payment ($3,500).


EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($7,000) as a withdrawal before the end of the first Contract year, then

     o Your GWB becomes $93,000, which is your prior GWB ($100,000) minus the GAWA ($7,000).

     o Your GAWA for the next year remains $7,000, because you did not take more than the GAWA ($7,000).


EXAMPLE 4: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.

If you withdraw $60,000 and your contract value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($60,000) from your contract value ($150,000). This equals $90,000 and is your new contract value.

     o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000. Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the contract value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 7% of the greater of the contract value after the partial withdrawal or the new GWB, which is $6,300.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 7 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your contract value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($40,000) from your contract value ($150,000). This equals $110,000 and is your new contract value.

     o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000. Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the contract value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $7,000.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 9 additional years to deplete the new GWB.


EXAMPLE 6: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.

If you withdraw $50,000 and your contract value is $80,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($50,000) from your contract value ($80,000). This equals $30,000 and is your new contract value.

     o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000. Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the contract value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 7% of the new GWB, which is $2,100.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.


EXAMPLE 7:  STEP-UP.

If you elect to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB, assuming you have made no withdrawals and your contract value at the time of step-up is $200,000, then

     o We recalculate your GWB to equal your contract value, which is $200,000.

     o We recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o After the "step-up," if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.


EXAMPLE 8: VALUES MAY DIFFER BASED ON THE ORDER OF YOUR ELECTIONS. THE FOLLOWING TWO EXAMPLES DEMONSTRATE THE DIFFERENT RESULTS IF YOU ELECT A "STEP-UP" PRIOR TO SUBMITTING A WITHDRAWAL REQUEST RATHER THAN MAKING THE WITHDRAWAL PRIOR TO A "STEP-UP."


If your contract value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take the original GAWA ($7,000) as a withdrawal, then

8A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your contract value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $193,000, which is your prior GWB ($200,000) minus the withdrawal ($7,000). Your GAWA remains $14,000, because you did not take more than the GAWA.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 14 additional years to deplete the new GWB.

8B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $93,000, which is your prior GWB ($100,000) minus the withdrawal ($7,000). Your GAWA remains $7,000, because you did not take more than the GAWA.

     o Upon step-up, we recalculate your GWB to equal your contract value after the withdrawal, which is $193,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($13,510) and choose the greater amount ($13,510). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 9: THE FOLLOWING TWO EXAMPLES DEMONSTRATE THAT IN SOME CASES THE ORDER OF YOUR TRANSACTIONS WILL NOT IMPACT THE FINAL RESULTS.

If your contract value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take a withdrawal greater than the GAWA ($15,000), then

9A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your contract value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the contract value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the contract value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 7% of the new GWB, which is $12,950.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

9B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the contract value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the contract value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $7,000.

     o Upon step-up, we recalculate your GWB to equal your contract value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($12,950) and choose the greater amount ($12,950). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.


-------------------------------------------------------------------------------------------------------------------
QUESTIONS:   If you have any questions about your Contract, you may contact us at:


ANNUITY SERVICE CENTER:                                   1 (800) 766-4683

         MAIL ADDRESS:                                    P.O. Box 378002, Denver, Colorado 80237-8002

         DELIVERY ADDRESS:                                8055 East Tufts Avenue, Second Floor, Denver,
                                                          Colorado 80237

INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:                                     1 (800) 777-7779

         MAIL ADDRESS:                                    P.O. Box 30386, Lansing, Michigan 48909-9692

         DELIVERY ADDRESS:                                1 Corporate Way, Lansing, Michigan 48951
                                                          Attn:  IMG

HOME OFFICE:                                              1 CORPORATE WAY, LANSING, MICHIGAN 48951
-------------------------------------------------------------------------------------------------------------------



--------

1 Withdrawal charges are deducted on the Income Date if that date is within one year of the issue date, upon partial withdrawals in excess of free withdrawal amounts, and upon total withdrawals.

2 Any applicable Contract Enhancement recapture charges are deducted at the Income Date as well as on partial withdrawals in excess of free withdrawal amounts and upon total withdrawals, if any of these events occur during the recapture period.

3 Dollar cost averaging transfers and rebalancing transfers do not count against the 15 free transfers.

4 On a calendar quarter basis, the charge is .10% of the GMIB Benefit Base. This charge is assessed each calendar quarter and upon termination of the GMIB and is deducted from the Investment Divisions and the Guaranteed Fixed Accounts on a pro rata basis. When it is deducted from the Investment Divisions, it is not a part of unit value calculations but rather is normally deducted by means of a cancellation of units. The GMIB Benefit Base is defined on pages 30-32 below.

5 This charge is only imposed if your contract value is less than $50,000 on the date when the charge is assessed.

6 Starting in the seventh Contract year or upon annuitization, if earlier than the beginning of the seventh Contract year, the Mortality and Expense Risk Charge will be 1.30%.

7 If the initial premium equals $1,000,000 or more, we will waive the Administration Charge. However, we reserve the right to reverse this waiver and reinstate the Administration Charge if withdrawals are made in the first
Contract year that result in the contract value falling substantially below $1,000,000, as determined by us.

8 Two other optional death benefits (that provide less protection) are available for .15%.

9 This charge is only deducted for the first three Contract years.

10 The current charge for the GMWB is .35%, and currently there is an increase in the charge to .55% when you elect a "step-up." We reserve the right to prospectively increase the charge on new issues, upon election of the benefit after issue or upon any election of any "step-up" subject to a maximum charge of ..70%.

11 Starting in the seventh Contract year, the Total Separate Account Annual Expenses (with maximum optional endorsements without the GMIB) will be 2.7%. You may not elect both the GMIB and the GMWB.

12 Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The Janus/JNL Global Equities Fund, the JPMorgan/JNL International Value Fund, the Mellon Capital Management/JNL International Index Fund, the Oppenheimer/JNL Global Growth Fund, the Putnam/JNL International Equity Fund and all of the First Trust/JNL Funds except the First Trust/JNL Global Target 15 Fund pay an administrative fee of .15%; the First Trust/JNL Global Target 15 Fund pays an administrative fee of .20%; the nine S&P/JNL Funds pay an administrative fee of ..05%; the other Funds pay a .10% administrative fee. The Administrative Fees are
paid  to  Jackson   National   Asset   Management,   LLC.  The   Management  and
Administrative Fee and the Total Fund Annual Expenses columns in this table reflect the inclusion of any applicable administrative fee.


13 The Trustees of JNL Series Trust have  adopted a Brokerage  Enhancement  Plan
(the  "Plan")  in  accordance  with  the  provisions  of Rule  12b-1  under  the
Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote services and the sale of shares of the Trust. The brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan. The 12b-1 fee is only paid to the extent that the commission is recaptured by an affiliated broker-dealer. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be paid under the Plan to affiliated broker-dealers.

14 The Janus/JNL Global Equities Fund (the "Fund") is not available through a division as an investment option and is not available as an underlying fund to the S&P/JNL Core Index 50 Fund and the S&P/JNL Core Index 75 Fund. However, the Fund is available as an underlying fund of the S&P/JNL Conservative Growth Fund I, the S&P/JNL Moderate Growth Fund I, the S&P/JNL Aggressive Growth Fund I, the S&P/JNL Very Aggressive Growth Fund I, the S&P/JNL Equity Growth Fund I and the S&P/JNL Equity Aggressive Growth Fund I.

15 We anticipate that the 12b-1 fee will be less than .01%.

16 UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the S&P/JNL Funds. Because the S&P/JNL Funds invest in other Funds of the JNL Series Trust, the S&P/JNL Funds will indirectly bear their pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown. The total annual operating expenses for each S&P/JNL Fund (including both the annual operating expenses for the S&P/JNL Funds and the annual operating expenses for the underlying Funds) could range from .80% to 1.41% (this range reflects an investment in the Funds with the lowest and highest Total Fund Annual Expenses). The total annual operating expenses for each S&P/JNL Core Index Fund (including both the annual operating expenses for the S&P/JNL Core Index Funds and the annual operating expenses for the underlying Funds) could range from .81% to 1.41% (this range reflects an investment in the Funds with the lowest and highest Total Fund Annual Expenses). The table below shows estimated total annual operating expenses for each of the S&P/JNL Funds based on the pro rata share of expenses that the S&P/JNL Funds would bear if they invested in a hypothetical mix of underlying Funds. The adviser believes the expenses shown below to be a likely approximation of the expenses the S&P/JNL Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the S&P/JNL Funds and the annual operating expenses for the underlying Funds. The actual expenses of each S&P/JNL Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

S&P/JNL Conservative  Growth  Fund  I..................................  1.062%
S&P/JNL Moderate  Growth  Fund  I......................................  1.122%
S&P/JNL Aggressive Growth Fund I.......................................  1.190%
S&P/JNL Very Aggressive  Growth Fund  I................................  1.219%
S&P/JNL Equity Growth  Fund  I.........................................  1.212%
S&P/JNL  Equity Aggressive Growth Fund I...............................  1.218%
S&P/JNL Core Index 50 Fund  ...........................................  1.019%
S&P/JNL Core Index 75 Fund.............................................  0.965%
S&P/JNL  Core  Index 100 Fund..........................................  0.897%

S&P NAME. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400" and "S&P Midcap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

17 DOW JONES NAME. "Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM" and "The Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to the annuity, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the First Trust/JNL The Dow Target 10 Fund. Please see Appendix A for additional information.

18 The First Trust/JNL The S&P(R) Target 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

19 Any applicable Contract Enhancement recapture charges are deducted at the Income Date as well as on partial withdrawals in excess of free withdrawal amounts, upon total withdrawals and if your contract is returned during the free look period.

                       STATEMENT OF ADDITIONAL INFORMATION



                                   MAY 1, 2003




                          INDIVIDUAL AND GROUP DEFERRED
                      FIXED AND VARIABLE ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I

                  OF JACKSON NATIONAL LIFE INSURANCE COMPANY(R)



This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2003. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 378002, Denver, Colorado 80237-8002, or calling 1-800-766-4683.
Not all Investment Divisions described in this SAI may be available for investment.






                                TABLE OF CONTENTS
                                                                                                               Page


General Information and History...................................................................................2
Services..........................................................................................................2
Purchase of Securities Being Offered..............................................................................3
Underwriters......................................................................................................3
Calculation of Performance........................................................................................3
Accumulation Unit Values...........................................................................................
Additional Tax Information........................................................................................9
Net Investment Factor ...........................................................................................20
Financial Statements ............................................................................................21



GENERAL INFORMATION AND HISTORY


Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson National). Jackson National is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

The S&P/JNL Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. . S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500(R) Index and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500 and S&P 400 Indexes that are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX AND S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SERVICES


Jackson National keeps the assets of the Separate Account. Jackson National holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

KPMG LLP, 303 E. Wacker Drive, Chicago, IL 60601, serves as independent accountants for the separate account.

Jorden Burt LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in the Prospectus.


PURCHASE OF SECURITIES BEING OFFERED


The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).


UNDERWRITERS


The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401. JNLD is a subsidiary of Jackson National. The aggregate amount of underwriting commissions paid to broker/dealers was:
$10,666,333 in 2002. The product was not available in 2000 and 2001. JNLD did not retain any portion of the commissions.


CALCULATION OF PERFORMANCE


When Jackson National advertises performance for an Investment Division (except the PPM America/JNL Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

The standardized average annual total returns for each Division (except the PPM America/JNL Money Market Division) for Contracts including all optional endorsements/enhancement for the periods ended December 31, 2002, are as follows (more recent returns may be more or less than the stated returns due to market volatility):


                                                                                                               SINCE INCEPTION OF
                                                                         ONE YEAR           FIVE YEARS        INVESTMENT DIVISION
                                                                         ---------          -----------            --------
AIM/JNL Large Cap Growth Division11                                       -35.58%               N/A                 -24.33%
AIM/JNL Small Cap Growth Division11                                       -37.37%               N/A                 -22.13%
AIM/JNL Premier Equity II Division11                                      -38.25%               N/A                 -26.45%
Alger/JNL Growth Division1                                                -43.09%              -2.97%                 1.80%
Alliance Capital/JNL Growth Division 4                                    -40.97%               N/A                 -30.61%
Eagle/JNL Core Equity Division2                                           -30.79%              -2.15%                 3.19%
Eagle/JNL SmallCap Equity Division2                                       -32.94%              -4.87%                 1.60%
JPMorgan/JNL Enhanced S&P 500 Stock Index Division12                        N/A                 N/A                 -34.62%
JPMorgan/JNL International Value Division13                                 N/A                 N/A                  -4.17%
Janus/JNL Aggressive Growth Division1                                     -39.73%              0.60%                  4.18%
Janus/JNL Balanced Division4                                              -17.23%               N/A                 -10.21%
Janus/JNL Capital Growth Division1                                        -39.20%              -6.20%                 0.14%
Janus/JNL Global Equities Divison1                                          N/A                 N/A                   N/A
Lazard/JNL Mid Cap Value Division11                                       -24.52%               N/A                 -11.80%
Lazard/JNL Small Cap Value Division11                                     -27.57%               N/A                 -13.71%
Mellon Capital Management/JNL S&P 500 Index Division12                      N/A                 N/A                 -32.30%
Mellon Capital Management/JNL S&P 400 Mid Cap Index Division12              N/A                 N/A                 -24.34%
Mellon Capital Management/JNL Small Cap Index Division12                    N/A                 N/A                 -30.03%
Mellon Capital Management/JNL International Index Division12                N/A                 N/A                 -23.93%
Mellon Capital Management/JNL Bond Index12                                  N/A                 N/A                  -2.38%
Oppenheimer/JNL Global Growth Division10                                  -32.54%               N/A                 -25.15%
Oppenheimer/JNL Growth Division10                                         -35.39%               N/A                 -26.27%
PIMCO/JNL Total Return Bond Division11                                    -2.48%                N/A                  -2.80%
PPM America/JNL Balanced Division1                                        -12.72%               2.27%                 5.37%
PPM America/JNL High Yield Bond Division1                                  -8.88%              -1.53%                 2.13%
PPM America/JNL Value Division13                                            N/A                 N/A                   0.91%
Putnam/JNL Equity Division1                                               -34.24%              -6.67%                 1.36%
Putnam/JNL International Equity Division1                                 -30.82%              -6.53%                -2.85%
Putnam/JNL Midcap Growth Division4                                        -39.32%               N/A                 -28.15%
Putnam/JNL Value Equity Division1                                         -30.13%              -4.97%                 2.30%
Salomon Brothers/JNL Global Bond Division1                                 -2.70%               2.34%                 4.69%
Salomon  Brothers/JNL U.S. Government & Quality Bond                        0.03%               4.15%                 4.00%
    Division1
S&P/JNL Conservative Growth Division I5                                   -19.55%               N/A                  -1.45%
S&P/JNL Moderate Growth Division I6                                       -23.50%               N/A                  -2.02%
S&P/JNL Aggressive Growth Division I6                                     -28.77%               N/A                  -3.36%
S&P/JNL Very Aggressive Growth Division I7                                -33.39%               N/A                  -4.63%
S&P/JNL Equity Growth Division I8                                         -33.69%               N/A                  -5.91%
S&P/JNL Equity Aggressive Growth Division I9                              -33.47%               N/A                  -5.51%
S&P/JNL Core Index 100 Division12                                           N/A                 N/A                 -23.75%
S&P/JNL Core Index 75 Division12                                            N/A                 N/A                 -27.72%
S&P/JNL Core Index 50 Division12                                            N/A                 N/A                 -31.71%
T. Rowe Price/JNL Established Growth Division1                            -33.50%              -1.54%                 5.15%
T. Rowe Price/JNL Mid-Cap Growth Division1                                -32.15%               1.48%                 6.36%
T. Rowe Price/JNL Value Division4                                         -27.21%               N/A                  -7.43%
First Trust/JNL the DowSM Target 10 Division3                             -20.52%               N/A                  -8.73%
First Trust/JNL The S&P(R)Target 10 Division3                             -28.46%               N/A                  -9.81%
First Trust/JNL Global Target 15 Division3                                -24.28%               N/A                 -10.57%
First Trust/JNL Target 25 Division3                                       -22.26%               N/A                  -8.82%
First Trust/JNL Target Small-Cap Division3                                -28.09%               N/A                   2.30%

1    Corresponding Fund commenced operations on October 16, 1995.
2   Corresponding Fund commenced operations on September 16, 1996.
3   Corresponding Fund commenced operations on July 6, 1999.
4   Corresponding Fund commenced operations on May 1, 2000.
5   Corresponding Fund commenced operations on April 9, 1998.
6   Corresponding Fund commenced operations on April 8, 1998.
7   Corresponding Fund commenced operations on April 1, 1998.
8   Corresponding Fund commenced operations on April 13, 1998.
9   Corresponding Fund commenced operations on April 15, 1998.
10  Corresponding Fund commenced operations on May 1, 2001.
11 Corresponding Fund commenced operations on October 29, 2001. 12 Corresponding Fund commenced operations on January 15, 2002. 13 Corresponding Fund commenced operations on September 30, 2002.

The GMIB charge is not deducted because of the number of variables involved in the calculation that would apply on an individual Contract basis. The charge is ..10 basis points each quarter applied to the Benefit Base, as defined in the prospectus.

Jackson National may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson National believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

The non-standardized total returns that each Investment Division (except the PPM America/JNL Money Market Division) would have achieved if it had been invested in the corresponding Fund for the periods indicated, calculated in a manner similar to standardized average annual total return but assuming a hypothetical initial investment of $10,000 and without deducting the Contract maintenance charge or the withdrawal charge, are shown in the table below. The table shows non-standardized returns for Contracts with no optional endorsements.


                         NON-STANDARDIZED RETURN FOR A CONTRACT WITH NO ENDORSEMENTS/ENHANCEMENTS



                                                                      ONE YEAR PERIOD
                                                                      ENDED DECEMBER     FIVE YEARS PERIOD
                                                                            31,          ENDED DECEMBER 31,    SINCE INCEPTION OF
                                                                           2002                 2002          INVESTMENT DIVISION
                                                                      --------------       --------------            --------
AIM/JNL Large Cap Growth Division11                                       -26.69%               N/A                 -17.16%
AIM/JNL Small Cap Growth Division11                                       -28.51%               N/A                 -14.97%
AIM/JNL Premier Equity  II Division11                                     -29.41%               N/A                 -19.29%
Alger/JNL Growth Division1                                                -34.28%              -1.79%                 3.04%
Alliance Capital/JNL Growth Division 4                                    -32.16%               N/A                 -25.83%
Eagle/JNL Core Equity Division2                                           -21.83%              -0.97%                 4.44%
Eagle/JNL SmallCap Equity Division2                                       -24.03%              -3.73%                 2.83%
JPMorgan/JNL Enhanced S&P 500 Stock Index Division12                        N/A                 N/A                 -25.76%
JPMorgan/JNL International Value Division13                                 N/A                 N/A                   N/A
Janus/JNL Aggressive Growth Division1                                     -30.91%               1.81%                 5.44%
Janus/JNL Balanced Division4                                               -8.10%               N/A                  -6.47%
Janus/JNL Capital Growth Division1                                        -30.37%              -5.07%                 1.35%
Lazard/JNL Mid Cap Value Division11                                       -15.49%               N/A                  -4.61%
Lazard/JNL Small Cap Value Division11                                     -18.57%               N/A                  -6.52%
Mellon Capital Management/JNL S&P 500 Index Division12                      N/A                 N/A                 -23.32%
Mellon Capital Management/JNL S&P 400 Mid Cap Index Division12              N/A                 N/A                 -15.29%
Mellon Capital Management/JNL Small Cap Index Division12                    N/A                 N/A                 -21.04%
Mellon Capital Management/JNL International Index Division12                N/A                 N/A                 -14.96%
Mellon Capital Management/JNL Bond Index12                                  N/A                 N/A                   6.85%
Oppenheimer/JNL Global Growth Division10                                  -23.60%               N/A                 -19.23%
Oppenheimer/JNL Growth Division10                                         -26.51%               N/A                 -20.34%
PIMCO/JNL Total Return Bond Division11                                      7.06%               N/A                   4.63%
PPM America/JNL Balanced Division1                                         -3.54%               3.51%                 6.65%
PPM America/JNL High Yield Bond Division1                                   0.38%              -0.33%                 3.38%
PPM America/JNL Value Division13                                            N/A                 N/A                   N/A
Putnam/JNL Equity Division1                                               -25.34%              -5.55%                 2.58%
Putnam/JNL International Equity Division1                                 -21.88%              -5.41%                -1.68%
Putnam/JNL Midcap Growth Division4                                        -30.48%               N/A                 -23.55%
Putnam/JNL Value Equity Division1                                         -21.18%              -3.82%                -3.54%
Salomon Brothers/JNL Global Bond Division1                                  6.60%               3.58%                 5.97%
Salomon  Brothers/JNL U.S. Government & Quality Bond                        9.65%               5.47%                 5.29%
        Division1
S&P/JNL Conservative Growth Division I5                                    -9.98%               N/A                  -0.15%
S&P/JNL Moderate Growth Division I6                                       -13.83%               N/A                  -0.70%
S&P/JNL Aggressive Growth Division I6                                     -19.60%               N/A                  -2.15%
S&P/JNL Very Aggressive Growth Division I7                                -24.45%               N/A                  -3.48%
S&P/JNL Equity Growth Division I8                                         -24.59%               N/A                  -4.73%
S&P/JNL Equity Aggressive Growth Division I9                              -24.47%               N/A                  -4.35%
S&P/JNL Core Index 100 Division12                                           N/A                 N/A                 -14.76%
S&P/JNL Core Index 75 Division12                                            N/A                 N/A                 -18.79%
S&P/JNL Core Index 50 Division12                                            N/A                 N/A                 -22.83%
T. Rowe Price/JNL Established Growth Division1                            -24.58%              -0.35%                 6.43%
T. Rowe Price/JNL Mid-Cap Growth Division1                                -23.21%               2.71%                 7.65%
T. Rowe Price/JNL Value Division4                                         -18.20%               N/A                  -3.78%
First Trust/JNL the DowSM Target 10 Division3                             -11.34%               N/A                  -7.60%
First Trust/JNL The S&P(R)Target 10 Division3                             -19.41%               N/A                  -8.71%
First Trust/JNL Global Target 15 Division3                                -15.24%               N/A                  -9.50%
First Trust/JNL Target 25 Division3                                       -13.13%               N/A                  -7.70%
First Trust/JNL Target Small-Cap Division3                                -19.02%               N/A                   3.57%

1    Corresponding Fund commenced operations on October 16, 1995.
2    Corresponding Fund commenced operations on September 16, 1996.
3    Corresponding Fund commenced operations on July 6, 1999.
4    Corresponding Fund commenced operations on May 1, 2000.
5    Corresponding Fund commenced operations on April 9, 1998.
6    Corresponding Fund commenced operations on April 8, 1998.
7    Corresponding Fund commenced operations on April 1, 1998.
8    Corresponding Fund commenced operations on April 13, 1998.
9    Corresponding Fund commenced operations on April 15, 1998.
10   Corresponding Fund commenced operations on May 1, 2001.
11   Corresponding Fund commenced operations on October 29, 2001.
12   Corresponding Fund commenced operations on January 15, 2002.
13   Corresponding Fund commenced operations on September 30, 2002.

Prior to May 1, 1997, the PPM America/JNL Balanced Division was the JNL/Phoenix Investment Counsel Balanced Division and the corresponding Fund was sub-advised by Phoenix Investment Counsel, Inc., the Putnam/JNL Equity Division was the JNL/Phoenix Investment Counsel Growth Division and the corresponding Fund was sub-advised by Phoenix Investment Counsel, Inc., and the Putnam/JNL Value Equity Division was the PPM America/JNL Value Equity Division and the corresponding Fund was sub-advised by PPM America, Inc.

Prior to May 1, 2000, the Putnam/JNL International Equity Division was the T. Rowe Price/JNL International Equity Fund and the corresponding Fund was sub-advised by Rowe Price-Fleming International, Inc.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson National may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:


         [OBJECT OMITTED]

Where:


      a           =                 net  investment  income  earned during the period by the Fund  attributable  to shares owned by the Investment Division.
      b           =                 expenses for the Investment Division accrued for the period (net of reimbursements).
      c           =                 the average daily number of accumulation units outstanding during the period.
      d           =                 the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

The yield for the 30-day period ended December 31, 2002 for each of the referenced Investment Divisions is as follows:

PPM America/JNL Balanced Division                                1.05%
PPM America/JNL High Yield Bond Division                         7.01%
Salomon Brothers/JNL Global Bond Division                        4.59%
Salomon Brothers/JNL U.S. Government & Quality Bond Division     1.93%

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the PPM America/JNL Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The PPM America/JNL Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The PPM America/JNL Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division. The PPM America/JNL Money Market Division's yield and effective yield for the seven-day period ended December 31, 2002, were -0.94% and -0.94%, respectively.

The PPM America/JNL Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the PPM America/JNL Money Market Division nor that Division's investment in the PPM America/JNL Money Market Series, is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

ACCUMULATION UNIT VALUES

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.65% (BASE CONTRACT WITH NO OPTIONAL BENEFITS)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                          DECEMBER 31,
                                                                                                  2002

AIM/JNL Large Cap Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                          $10.19
    End of period                                                                                 $8.02
  Accumulation units outstanding
  at the end of period                                                                           10,164

AIM/JNL Premier Equity II Division (g)
  Accumulation unit value:
    Beginning of period                                                                           $9.90
    End of period                                                                                 $7.78
  Accumulation units outstanding
  at the end of period                                                                            2,123

AIM/JNL Small Cap Growth Division (q)
  Accumulation unit value:
    Beginning of period                                                                           $8.41
    End of period                                                                                 $8.27
  Accumulation units outstanding
  at the end of period                                                                            1,639

Alger/JNL Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                          $16.96
    End of period                                                                                $12.41
  Accumulation units outstanding
  at the end of period                                                                            3,778

Alliance Capital/JNL Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                           $9.38
    End of period                                                                                 $7.63
  Accumulation units outstanding
  at the end of period                                                                            2,572

Eagle/JNL Core Equity Division (e)
  Accumulation unit value:
    Beginning of period                                                                          $16.19
    End of period                                                                                $13.14
  Accumulation units outstanding
  at the end of period                                                                            7,329

Eagle/JNL SmallCap Equity Division (e)
  Accumulation unit value:
    Beginning of period                                                                          $16.60
    End of period                                                                                $11.92
  Accumulation units outstanding
  at the end of period                                                                            3,675

Janus/JNL Aggressive Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                          $21.76
    End of period                                                                                $17.42
  Accumulation units outstanding
  at the end of period                                                                            1,820

Janus/JNL Balanced Division (g)
  Accumulation unit value:
    Beginning of period                                                                           $8.96
    End of period                                                                                 $8.37
  Accumulation units outstanding
  at the end of period                                                                           21,694

Janus/JNL Capital Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                          $16.31
    End of period                                                                                $13.25
  Accumulation units outstanding
  at the end of period                                                                            1,208

JPMorgan/JNL Enhanced S&P 500 Stock Index Division (l)
   Accumulation unit value:
    Beginning of period                                                                           $6.88
    End of period                                                                                 $5.91
  Accumulation units outstanding
  at the end of period                                                                            6,342

JPMorgan/JNL International Value Division (t)
  Accumulation unit value:
    Beginning of period                                                                          N/A (t)
    End of period                                                                                N/A (t)
  Accumulation units outstanding
  at the end of period                                                                           N/A (t)

Lazard/JNL Mid Cap Value Division (c)
  Accumulation unit value:
    Beginning of period                                                                          $13.28
    End of period                                                                                $10.90
  Accumulation units outstanding
  at the end of period                                                                           13,366

Lazard/JNL Small Cap Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                          $12.25
    End of period                                                                                 $9.28
  Accumulation units outstanding
  at the end of period                                                                           15,376

Mellon Capital Management/JNL Bond Index Division (g)
  Accumulation unit value:
    Beginning of period                                                                          $10.01
    End of period                                                                                $10.68
  Accumulation units outstanding
  at the end of period                                                                           17,580

Mellon Capital Management/JNL International Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                          $10.46
    End of period                                                                                 $8.50
  Accumulation units outstanding
  at the end of period                                                                           17,860

Mellon Capital Management/JNL S&P 400 Mid Cap Index Division (d)
  Accumulation unit value:
    Beginning of period                                                                          $10.51
    End of period                                                                                 $8.47
  Accumulation units outstanding
  at the end of period                                                                           22,177

Mellon Capital Management/JNL S&P 500 Index Division (f)
  Accumulation unit value:
    Beginning of period                                                                           $9.20
    End of period                                                                                 $7.67
  Accumulation units outstanding
  at the end of period                                                                           29,303

Mellon Capital Management/JNL Small Cap Index Division (c)
  Accumulation unit value:
    Beginning of period                                                                          $10.57
    End of period                                                                                 $7.90
  Accumulation units outstanding
  at the end of period                                                                           29,303

Oppenheimer/JNL Global Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                           $9.02
    End of period                                                                                 $7.00
  Accumulation units outstanding
  at the end of period                                                                           15,407

Oppenheimer/JNL Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                           $8.61
    End of period                                                                                 $6.85
  Accumulation units outstanding
  at the end of period                                                                            9,368

PIMCO/JNL Total Return Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                          $12.36
    End of period                                                                                $12.97
  Accumulation units outstanding
  at the end of period                                                                           52,548

PPM America/JNL Balanced Division (b)
  Accumulation unit value:
    Beginning of period                                                                          $18.65
    End of period                                                                                $17.24
  Accumulation units outstanding
  at the end of period                                                                            5,778

PPM America/JNL High Yield Bond Division (e)
  Accumulation unit value:
    Beginning of period                                                                          $13.13
    End of period                                                                                $13.00
  Accumulation units outstanding
  at the end of period                                                                            8,358

PPM America/JNL Money Market Division (p)
  Accumulation unit value:
    Beginning of period                                                                          $12.23
    End of period                                                                                $12.19
  Accumulation units outstanding
  at the end of period                                                                           94,690

PPM America/JNL Value Division (s)
  Accumulation unit value:
    Beginning of period                                                                          $10.64
    End of period                                                                                $10.92
  Accumulation units outstanding
  at the end of period                                                                             449

Putnam/JNL Equity Division (n)
  Accumulation unit value:
    Beginning of period                                                                          $15.86
    End of period                                                                                $14.17
  Accumulation units outstanding
  at the end of period                                                                             257

Putnam/JNL International Equity Division (k)
  Accumulation unit value:
    Beginning of period                                                                          $11.60
    End of period                                                                                 $9.10
  Accumulation units outstanding
  at the end of period                                                                            2,847

Putnam/JNL Midcap Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                           $6.24
    End of period                                                                                 $4.89
  Accumulation units outstanding
  at the end of period                                                                            8,031

Putnam/JNL Value Equity Division (e)
  Accumulation unit value:
    Beginning of period                                                                          $17.69
    End of period                                                                                $14.63
  Accumulation units outstanding
  at the end of the period                                                                        4,601

S&P/JNL Aggressive Growth Division I (u)
  Accumulation unit value:
    Beginning of period                                                                          $11.29
    End of period                                                                                 $9.02
  Accumulation units outstanding
  at the end of period                                                                            7,596

S&P/JNL Conservative Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                          $10.95
    End of period                                                                                 $9.93
  Accumulation units outstanding
  at the end of period                                                                           138,569

S&P/JNL Core Index 100 Division (j)
  Accumulation unit value:
    Beginning of period                                                                           $9.68
    End of period                                                                                 $8.52
  Accumulation units outstanding
  at the end of period                                                                           12,939

S&P/JNL Core Index 50 Division (d)
  Accumulation unit value:
    Beginning of period                                                                           $9.56
    End of period                                                                                 $7.72
  Accumulation units outstanding
  at the end of period                                                                            1,177

S&P/JNL Core Index 75 Division (u)
  Accumulation unit value:
    Beginning of period                                                                          $10.02
    End of period                                                                                 $8.12
  Accumulation units outstanding
  at the end of period                                                                             50

S&P/JNL Equity Aggressive Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                          $10.41
    End of period                                                                                 $8.11
  Accumulation units outstanding
  at the end of period                                                                            6,581

S&P/JNL Equity Growth Division I (u)
  Accumulation unit value:
    Beginning of period                                                                          $10.46
    End of period                                                                                 $7.96
  Accumulation units outstanding
  at the end of period                                                                           30,190

S&P/JNL Moderate Growth Division I (u)
  Accumulation unit value:
    Beginning of period                                                                          $11.33
    End of period                                                                                 $9.67
  Accumulation units outstanding
  at the end of period                                                                           57,570

S&P/JNL Very Aggressive Growth Division I (o)
  Accumulation unit value:
    Beginning of period                                                                           $9.23
    End of period                                                                                 $8.45
  Accumulation units outstanding
  at the end of period                                                                            1,096

Salomon Brothers/JNL Global Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                          $14.93
    End of period                                                                                $15.49
  Accumulation units outstanding
  at the end of the period                                                                        6,358

Salomon Brothers/JNL U.S. Government & Quality Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                          $13.77
    End of period                                                                                $14.96
  Accumulation units outstanding
  at the end of period                                                                           78,585

T. Rowe Price/JNL Established Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                          $22.87
    End of period                                                                                $18.14
  Accumulation units outstanding
  at the end of period                                                                            6,238

T. Rowe Price/JNL Mid-Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                          $26.56
    End of period                                                                                $20.65
  Accumulation units outstanding
  at the end of period                                                                            4,086

T. Rowe Price/JNL Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                          $11.24
    End of period                                                                                 $9.03
  Accumulation units outstanding
  at the end of period                                                                           15,945

First Trust/JNL The DowSM Target 10 Division (h)
  Accumulation unit value:
    Beginning of period                                                                           $9.10
    End of period                                                                                 $7.59
  Accumulation units outstanding
  at the end of period                                                                           152,570

First Trust/JNL The S&P (R) Target 10 Division (h)
  Accumulation unit value:
    Beginning of period                                                                           $9.74
    End of period                                                                                 $7.28
  Accumulation units outstanding
  at the end of period                                                                           112,848

First Trust/JNL The Global Target 15 Division (h)
  Accumulation unit value:
    Beginning of period                                                                           $8.88
    End of period                                                                                 $7.06
  Accumulation units outstanding
  at the end of period                                                                           112,185

First Trust/JNL Target 25 Division (h)
  Accumulation unit value:
    Beginning of period                                                                           $9.68
    End of period                                                                                 $7.56
  Accumulation units outstanding
  at the end of period                                                                           131,760

First Trust/JNL Target Small-Cap Division (h)
  Accumulation unit value:
    Beginning of period                                                                          $14.94
    End of period                                                                                $11.30
  Accumulation units outstanding
  at the end of period                                                                           68,800

(a)    Commencement of operations April 15, 2002.
(b)    Commencement of operations April 17, 2002.
(c)    Commencement of operations April 23, 2002.
(d)    Commencement of operations April 29, 2002.
(e)    Commencement of operations April 30, 2002.
(f)    Commencement of operations May 6, 2002.
(g)    Commencement of operations May 7, 2002.
(h)    Commencement of operations May 9, 2002.
(i)    Commencement of operations May 15, 2002.
(j)    Commencement of operations May 28, 2002.
(k)    Commencement of operations May 31, 2002.
(l)    Commencement of operations June 11, 2002.
(m)    Commencement of operations June 20, 2002.
(n)    Commencement of operations June 28, 2002.
(o)    Commencement of operations July 9, 2002.
(p)    Commencement of operations July 16, 2002.
(q)    Commencement of operations September 10, 2002.
(r)    Commencement of operations November 13, 2002.
(s)    Commencement of operations November 19, 2002.
(t) These investment divisions had not commenced operations as of December 31, 2002.
(u)    Commencement of operation April 16, 2002.





ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.70% (INCLUDES COMBINATION DEATH BENEFIT AND EARNINGS
PROTECTION)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                           DECEMBER 31,
                                                                                                   2002
AIM/JNL Large Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

AIM/JNL Premier Equity II Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

AIM/JNL Small Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

Alger/JNL Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

Alliance Capital/JNL Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

Eagle/JNL Core Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

Eagle/JNL SmallCap Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

Janus/JNL Aggressive Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

Janus/JNL Balanced Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

Janus/JNL Capital Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

JPMorgan/JNL Enhanced S&P 500 Stock Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

JPMorgan/JNL International Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

Lazard/JNL Mid Cap Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

Lazard/JNL Small Cap Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

Mellon Capital Management/JNL Bond Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

Mellon Capital Management/JNL International Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

Mellon Capital Management/JNL S&P 400 Mid Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

Mellon Capital Management/JNL S&P 500 Index Division (b)
 Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

Mellon Capital Management/JNL Small Cap Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

Oppenheimer/JNL Global Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

Oppenheimer/JNL Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

PIMCO/JNL Total Return Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

PPM America/JNL Balanced Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

PPM America/JNL High Yield Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

PPM America/JNL Money Market Division (c)
  Accumulation unit value:
    Beginning of period                                                                           $12.15
    End of period                                                                                 $12.13
  Accumulation units outstanding
  at the end of period                                                                               0

PPM America/JNL Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

Putnam/JNL Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

Putnam/JNL International Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

Putnam/JNL Midcap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

Putnam/JNL Value Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of the period                                                                       N/A (b)

S&P/JNL Aggressive Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

S&P/JNL Conservative Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

S&P/JNL Core Index 100 Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

S&P/JNL Core Index 50 Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

S&P/JNL Core Index 75 Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

S&P/JNL Equity Aggressive Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

S&P/JNL Equity Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

S&P/JNL Moderate Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

S&P/JNL Very Aggressive Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

Salomon Brothers/JNL Global Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of the period                                                                       N/A (b)

Salomon Brothers/JNL U.S. Government & Quality Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

T. Rowe Price/JNL Established Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

T. Rowe Price/JNL Mid-Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

T. Rowe Price/JNL Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                          N/A (b)
    End of period                                                                                N/A (b)
  Accumulation units outstanding
  at the end of period                                                                           N/A (b)

First Trust/JNL The DowSM Target 10 Division (a)
  Accumulation unit value:
    Beginning of period                                                                           $6.39
    End of period                                                                                 $7.58
  Accumulation units outstanding
  at the end of period                                                                            2,639

First Trust/JNL The S&P (R) Target 10 Division (a)
  Accumulation unit value:
    Beginning of period                                                                           $7.35
    End of period                                                                                 $7.27
  Accumulation units outstanding
  at the end of period                                                                            2,443

First Trust/JNL The Global Target 15 Division (a)
  Accumulation unit value:
    Beginning of period                                                                           $6.71
    End of period                                                                                 $7.05
  Accumulation units outstanding
  at the end of period                                                                            2,606

First Trust/JNL Target 25 Division (a)
  Accumulation unit value:
    Beginning of period                                                                           $6.89
    End of period                                                                                 $7.55
  Accumulation units outstanding
  at the end of period                                                                            2,596

First Trust/JNL Target Small-Cap Division (a)
  Accumulation unit value:
    Beginning of period                                                                           $9.94
    End of period                                                                                 $11.28
  Accumulation units outstanding
  at the end of period                                                                            1,761

(a) Commencement of operations October 7, 2002.
(b) These investment divisions had not commenced operations at December 31, 2002.

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.80% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                          DECEMBER 31,
                                                                                                  2002

AIM/JNL Large Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                          $10.31
    End of period                                                                                $8.01
  Accumulation units outstanding
  at the end of period                                                                           23,244

AIM/JNL Premier Equity II Division (d)
  Accumulation unit value:
    Beginning of period                                                                          $10.05
    End of period                                                                                $7.76
  Accumulation units outstanding
  at the end of period                                                                           15,131

AIM/JNL Small Cap Growth Division (i)
  Accumulation unit value:
    Beginning of period                                                                          $9.94
    End of period                                                                                $8.25
  Accumulation units outstanding
  at the end of period                                                                           2,526

Alger/JNL Growth Division (m)
  Accumulation unit value:
    Beginning of period                                                                          $13.28
    End of period                                                                                $12.27
  Accumulation units outstanding
  at the end of period                                                                           3,655

Alliance Capital/JNL Growth Division (n)
  Accumulation unit value:
    Beginning of period                                                                          $8.21
    End of period                                                                                $7.58
  Accumulation units outstanding
  at the end of period                                                                           3,746

Eagle/JNL Core Equity Division (l)
  Accumulation unit value:
    Beginning of period                                                                          $13.23
    End of period                                                                                $13.02
  Accumulation units outstanding
  at the end of period                                                                           2,025

Eagle/JNL SmallCap Equity Division (k)
  Accumulation unit value:
    Beginning of period                                                                          $13.73
    End of period                                                                                $11.80
  Accumulation units outstanding
  at the end of period                                                                           2,028

Janus/JNL Aggressive Growth Division (i)
  Accumulation unit value:
    Beginning of period                                                                          $20.30
    End of period                                                                                $17.22
  Accumulation units outstanding
  at the end of period                                                                            458

Janus/JNL Balanced Division (m)
  Accumulation unit value:
    Beginning of period                                                                          $8.39
    End of period                                                                                $8.33
  Accumulation units outstanding
  at the end of period                                                                           8,903

Janus/JNL Capital Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                          $16.80
    End of period                                                                                $13.09
  Accumulation units outstanding
  at the end of period                                                                           1,903

JPMorgan/JNL Enhanced S&P 500 Stock Index Division (i)
  Accumulation unit value:
    Beginning of period                                                                          $7.00
    End of period                                                                                $5.87
  Accumulation units outstanding
  at the end of period                                                                           10,140

JPMorgan/JNL International Value Division (s)
  Accumulation unit value:
    Beginning of period                                                                         N/A (s)
    End of period                                                                               N/A (s)
  Accumulation units outstanding
  at the end of period                                                                          N/A (s)

Lazard/JNL Mid Cap Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                          $13.20
    End of period                                                                                $10.82
  Accumulation units outstanding
  at the end of period                                                                           12,213

Lazard/JNL Small Cap Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                          $12.18
    End of period                                                                                $9.22
  Accumulation units outstanding
  at the end of period                                                                           5,535

Mellon Capital Management/JNL Bond Index Division (l)
  Accumulation unit value:
    Beginning of period                                                                          $10.25
    End of period                                                                                $10.67
  Accumulation units outstanding
  at the end of period                                                                           7,401

Mellon Capital Management/JNL International Index Division (l)
  Accumulation unit value:
    Beginning of period                                                                          $9.61
    End of period                                                                                $8.49
  Accumulation units outstanding
  at the end of period                                                                           4,617

Mellon Capital Management/JNL S&P 400 Mid Cap Index Division (i)
  Accumulation unit value:
    Beginning of period                                                                          $10.09
    End of period                                                                                $8.46
  Accumulation units outstanding
  at the end of period                                                                           4,399

Mellon Capital Management/JNL S&P 500 Index Division (f)
  Accumulation unit value:
    Beginning of period                                                                          $9.39
    End of period                                                                                $7.66
  Accumulation units outstanding
  at the end of period                                                                           9,671

Mellon Capital Management/JNL Small Cap Index Division (i)
  Accumulation unit value:
    Beginning of period                                                                          $9.74
    End of period                                                                                $7.88
  Accumulation units outstanding
  at the end of period                                                                           4,018

Oppenheimer/JNL Global Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                          $9.11
    End of period                                                                                $6.99
  Accumulation units outstanding
  at the end of period                                                                           6,573

Oppenheimer/JNL Growth Division (m)
  Accumulation unit value:
    Beginning of period                                                                          $7.50
    End of period                                                                                $6.83
  Accumulation units outstanding
  at the end of period                                                                           4,425

PIMCO/JNL Total Return Bond Division (f)
  Accumulation unit value:
    Beginning of period                                                                          $12.31
    End of period                                                                                $12.87
  Accumulation units outstanding
  at the end of period                                                                           30,041

PPM America/JNL Balanced Division (l)
  Accumulation unit value:
    Beginning of period                                                                          $16.78
    End of period                                                                                $17.04
  Accumulation units outstanding
  at the end of period                                                                           7,780

PPM America/JNL High Yield Bond Division (k)
  Accumulation unit value:
    Beginning of period                                                                          $12.44
    End of period                                                                                $12.85
  Accumulation units outstanding
  at the end of period                                                                           13,971

PPM America/JNL Money Market Division (e)
  Accumulation unit value:
    Beginning of period                                                                          $12.11
    End of period                                                                                $12.05
  Accumulation units outstanding
  at the end of period                                                                           17,529

PPM America/JNL Value Division (s)
  Accumulation unit value:
    Beginning of period                                                                         N/A (s)
    End of period                                                                               N/A (s)
  Accumulation units outstanding
  at the end of period                                                                          N/A (s)

Putnam/JNL Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                          $17.18
    End of period                                                                                $14.01
  Accumulation units outstanding
  at the end of period                                                                           14,451

Putnam/JNL International Equity Division (f)
  Accumulation unit value:
    Beginning of period                                                                          $11.58
    End of period                                                                                $8.99
  Accumulation units outstanding
  at the end of period                                                                           3,697

Putnam/JNL Midcap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                          $6.64
    End of period                                                                                $4.87
  Accumulation units outstanding
  at the end of period                                                                           6,052

Putnam/JNL Value Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                          $17.81
    End of period                                                                                $14.47
  Accumulation units outstanding
  at the end of the period                                                                       18,253

S&P/JNL Aggressive Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                          $10.80
    End of period                                                                                $8.96
  Accumulation units outstanding
  at the end of period                                                                           13,198

S&P/JNL Conservative Growth Division I (h)
  Accumulation unit value:
    Beginning of period                                                                          $10.46
    End of period                                                                                $9.86
  Accumulation units outstanding
  at the end of period                                                                           51,178

S&P/JNL Core Index 100 Division (e)
  Accumulation unit value:
    Beginning of period                                                                          $9.81
    End of period                                                                                $8.51
  Accumulation units outstanding
  at the end of period                                                                           41,389

S&P/JNL Core Index 50 Division (s)
  Accumulation unit value:
    Beginning of period                                                                         N/A (s)
    End of period                                                                               N/A (s)
  Accumulation units outstanding
  at the end of period                                                                          N/A (s)

S&P/JNL Core Index 75 Division (r)
  Accumulation unit value:
    Beginning of period                                                                          $8.22
    End of period                                                                                $8.11
  Accumulation units outstanding
  at the end of period                                                                            669

S&P/JNL Equity Aggressive Growth Division I (p)
  Accumulation unit value:
    Beginning of period                                                                          $8.20
    End of period                                                                                $8.05
  Accumulation units outstanding
  at the end of period                                                                           4,695

S&P/JNL Equity Growth Division I (r)
  Accumulation unit value:
    Beginning of period                                                                          $8.02
    End of period                                                                                $7.90
  Accumulation units outstanding
  at the end of period                                                                            686

S&P/JNL Moderate Growth Division I (e)
  Accumulation unit value:
    Beginning of period                                                                          $11.06
    End of period                                                                                $9.61
  Accumulation units outstanding
  at the end of period                                                                           33,691

S&P/JNL Very Aggressive Growth Division I (s)
  Accumulation unit value:
    Beginning of period                                                                         N/A (s)
    End of period                                                                               N/A (s)
  Accumulation units outstanding
  at the end of period                                                                          N/A (s)

Salomon Brothers/JNL Global Bond Division (o)
  Accumulation unit value:
    Beginning of period                                                                          $14.39
    End of period                                                                                $15.31
  Accumulation units outstanding
  at the end of the period                                                                       7,862

Salomon Brothers/JNL U.S. Government & Quality Bond Division (k)
  Accumulation unit value:
    Beginning of period                                                                          $13.94
    End of period                                                                                $14.79
  Accumulation units outstanding
  at the end of period                                                                           12,495

T. Rowe Price/JNL Established Growth Division (q)
  Accumulation unit value:
    Beginning of period                                                                          $19.07
    End of period                                                                                $17.93
  Accumulation units outstanding
  at the end of period                                                                            253

T. Rowe Price/JNL Mid-Cap Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                          $24.90
    End of period                                                                                $20.41
  Accumulation units outstanding
  at the end of period                                                                           2,861

T. Rowe Price/JNL Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                          $11.20
    End of period                                                                                $8.99
  Accumulation units outstanding
  at the end of period                                                                           18,200

First Trust/JNL The DowSM Target 10 Division (a)
  Accumulation unit value:
    Beginning of period                                                                          $9.00
    End of period                                                                                $7.55
  Accumulation units outstanding
  at the end of period                                                                           69,768

First Trust/JNL The S&P (R) Target 10 Division (j)
  Accumulation unit value:
    Beginning of period                                                                          $9.28
    End of period                                                                                $7.24
  Accumulation units outstanding
  at the end of period                                                                           33,144

First Trust/JNL The Global Target 15 Division (j)
  Accumulation unit value:
    Beginning of period                                                                          $8.22
    End of period                                                                                $7.02
  Accumulation units outstanding
  at the end of period                                                                           37,631

First Trust/JNL Target 25 Division (j)
  Accumulation unit value:
    Beginning of period                                                                          $9.18
    End of period                                                                                $7.52
  Accumulation units outstanding
  at the end of period                                                                           42,025

First Trust/JNL Target Small-Cap Division (j)
  Accumulation unit value:
    Beginning of period                                                                          $13.47
    End of period                                                                                $11.24
  Accumulation units outstanding
  at the end of period                                                                           22,604

(a) Commencement of operations April 15, 2002.
(b) Commencement of operations May 9, 2002.
(c) Commencement of operations May 20, 2002.
(d) Commencement of operations May 21, 2002.
(e) Commencement of operations May 23, 2002.
(f) Commencement of operations May 28, 2002.
(g) Commencement of operations June 10, 2002.
(h) Commencement of operations June 11, 2002.
(i) Commencement of operations June 17, 2002.
(j) Commencement of operations June 21, 2002.
(k) Commencement of operations July 1, 2002.
(l) Commencement of operations July 18, 2002.
(m) Commencement of operations July 29, 2002.
(n) Commencement of operations August 14, 2002.
(o) Commencement of operations August 15, 2002.
(p) Commencement of operations November 1, 2002.
(q) Commencement of operations November 29, 2002.
(r) Commencement of operations December 23, 2002.
(s) These investment divisions had not commenced operations at December 31, 2002.

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.90% (INCLUDES COMBINATION DEATH BENEFIT)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                              DECEMBER 31,
                                                                                                      2002
AIM/JNL Large Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                              $10.02
    End of period                                                                                     $8.00
  Accumulation units outstanding
  at the end of period                                                                                4,117

AIM/JNL Premier Equity II Division (a)
  Accumulation unit value:
    Beginning of period                                                                              $10.21
    End of period                                                                                     $7.76
  Accumulation units outstanding
  at the end of period                                                                               10,943

AIM/JNL Small Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                              $10.83
    End of period                                                                                     $8.25
  Accumulation units outstanding
  at the end of period                                                                                2,358

Alger/JNL Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                              $13.65
    End of period                                                                                    $12.18
  Accumulation units outstanding
  at the end of period                                                                                1,722

Alliance Capital/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                              N/A (q)
    End of period                                                                                    N/A (q)
  Accumulation units outstanding
  at the end of period                                                                               N/A (q)

Eagle/JNL Core Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                              $13.70
    End of period                                                                                    $12.94
  Accumulation units outstanding
  at the end of period                                                                                1,765

Eagle/JNL SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                                              N/A (q)
    End of period                                                                                    N/A (q)
  Accumulation units outstanding
  at the end of period                                                                               N/A (q)

Janus/JNL Aggressive Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                              $16.96
    End of period                                                                                    $17.09
  Accumulation units outstanding
  at the end of period                                                                                 324

Janus/JNL Balanced Division (g)
  Accumulation unit value:
    Beginning of period                                                                               $8.37
    End of period                                                                                     $8.31
  Accumulation units outstanding
  at the end of period                                                                                2,113

Janus/JNL Capital Growth Division (f)
  Accumulation unit value:
    Beginning of period                                                                              $12.92
    End of period                                                                                    $12.99
  Accumulation units outstanding
  at the end of period                                                                                 426

JPMorgan/JNL Enhanced S&P 500 Stock Index Division (b)
  Accumulation unit value:
    Beginning of period (k)                                                                           $6.36
    End of period                                                                                     $5.85
  Accumulation units outstanding
  at the end of period                                                                               18,439

JPMorgan/JNL International Value Division
  Accumulation unit value:
    Beginning of period                                                                              N/A (q)
    End of period                                                                                    N/A (q)
  Accumulation units outstanding
  at the end of period                                                                               N/A (q)

Lazard/JNL Mid Cap Value Division (h)
  Accumulation unit value:
    Beginning of period                                                                              $10.67
    End of period                                                                                    $10.77
  Accumulation units outstanding
  at the end of period                                                                                9,320

Lazard/JNL Small Cap Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                               $9.92
    End of period                                                                                     $9.17
  Accumulation units outstanding
  at the end of period                                                                               11,047

Mellon Capital Management/JNL Bond Index Division (i)
  Accumulation unit value:
    Beginning of period                                                                               $9.96
    End of period                                                                                    $10.66
  Accumulation units outstanding
  at the end of period                                                                               13,252

Mellon Capital Management/JNL International Index Division (i)
  Accumulation unit value:
    Beginning of period                                                                              $10.68
    End of period                                                                                     $8.48
  Accumulation units outstanding
  at the end of period                                                                                6,363

Mellon Capital Management/JNL S&P 400 Mid Cap Index Division (i)
  Accumulation unit value:
    Beginning of period                                                                              $10.81
    End of period                                                                                     $8.45
  Accumulation units outstanding
  at the end of period                                                                                9,081

Mellon Capital Management/JNL S&P 500 Index Division (i)
  Accumulation unit value:
    Beginning of period                                                                               $9.67
    End of period                                                                                     $7.65
  Accumulation units outstanding
  at the end of period                                                                               24,794

Mellon Capital Management/JNL Small Cap Index Division (i)
  Accumulation unit value:
    Beginning of period                                                                              $10.53
    End of period                                                                                     $7.88
  Accumulation units outstanding
  at the end of period                                                                                8,501

Oppenheimer/JNL Global Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                               $7.63
    End of period                                                                                     $6.98
  Accumulation units outstanding
  at the end of period                                                                                8,030

Oppenheimer/JNL Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                               $7.49
    End of period                                                                                     $6.82
  Accumulation units outstanding
  at the end of period                                                                                4,226

PIMCO/JNL Total Return Bond Division (k)
  Accumulation unit value:
    Beginning of period                                                                              $12.27
    End of period                                                                                    $12.81
  Accumulation units outstanding
  at the end of period                                                                               49,712

PPM America/JNL Balanced Division (k)
  Accumulation unit value:
    Beginning of period                                                                              $18.14
    End of period                                                                                    $16.91
  Accumulation units outstanding
  at the end of period                                                                                1,806

PPM America/JNL High Yield Bond Division (k)
  Accumulation unit value:
    Beginning of period                                                                              $12.70
    End of period                                                                                    $12.75
  Accumulation units outstanding
  at the end of period                                                                                1,785

PPM America/JNL Money Market Division (s)
  Accumulation unit value:
    Beginning of period                                                                              $12.00
    End of period                                                                                    $11.94
  Accumulation units outstanding
  at the end of period                                                                               10,855

PPM America/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                                              N/A (q)
    End of period                                                                                    N/A (q)
  Accumulation units outstanding
  at the end of period                                                                               N/A (q)

Putnam/JNL Equity Division (m)
  Accumulation unit value:
    Beginning of period                                                                              $14.04
    End of period                                                                                    $13.90
  Accumulation units outstanding
  at the end of period                                                                                9,237

Putnam/JNL International Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                               $9.67
    End of period                                                                                     $8.92
  Accumulation units outstanding
  at the end of period                                                                                3,692

Putnam/JNL Midcap Growth Division (n)
  Accumulation unit value:
    Beginning of period                                                                               $4.92
    End of period                                                                                     $4.86
  Accumulation units outstanding
  at the end of period                                                                                9,909

Putnam/JNL Value Equity Division (j)
  Accumulation unit value:
    Beginning of period                                                                              $14.98
    End of period                                                                                    $14.36
  Accumulation units outstanding
  at the end of the period                                                                           11,490

S&P/JNL Aggressive Growth Division I (t)
  Accumulation unit value:
    Beginning of period                                                                              $10.79
    End of period                                                                                     $8.92
  Accumulation units outstanding
  at the end of period                                                                                2,485

S&P/JNL Conservative Growth Division I (k)
  Accumulation unit value:
    Beginning of period                                                                              $10.42
    End of period                                                                                     $9.81
  Accumulation units outstanding
  at the end of period                                                                               69,992

S&P/JNL Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                                              N/A (q)
    End of period                                                                                    N/A (q)
  Accumulation units outstanding
  at the end of period                                                                               N/A (q)

S&P/JNL Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                              N/A (q)
    End of period                                                                                    N/A (q)
  Accumulation units outstanding
  at the end of period                                                                               N/A (q)

S&P/JNL Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                              N/A (q)
    End of period                                                                                    N/A (q)
  Accumulation units outstanding
  at the end of period                                                                               N/A (q)

S&P/JNL Equity Aggressive Growth Division I (f)
  Accumulation unit value:
    Beginning of period                                                                               $7.95
    End of period                                                                                     $8.02
  Accumulation units outstanding
  at the end of period                                                                                 692

S&P/JNL Equity Growth Division I (o)
  Accumulation unit value:
    Beginning of period                                                                               $9.90
    End of period                                                                                     $7.86
  Accumulation units outstanding
  at the end of period                                                                               11,336

S&P/JNL Moderate Growth Division I (e)
  Accumulation unit value:
    Beginning of period                                                                              $10.86
    End of period                                                                                     $9.56
  Accumulation units outstanding
  at the end of period                                                                               68,558

S&P/JNL Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                              N/A (q)
    End of period                                                                                    N/A (q)
  Accumulation units outstanding
  at the end of period                                                                               N/A (q)

Salomon Brothers/JNL Global Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                              $14.49
    End of period                                                                                    $15.19
  Accumulation units outstanding
  at the end of the period                                                                            1,590

Salomon Brothers/JNL U.S. Government & Quality Bond Division (r)
  Accumulation unit value:
    Beginning of period                                                                              $13.83
    End of period                                                                                    $14.68
  Accumulation units outstanding
  at the end of period                                                                               35,302

T. Rowe Price/JNL Established Growth Division (j)
  Accumulation unit value:
    Beginning of period                                                                              $18.28
    End of period                                                                                    $17.80
  Accumulation units outstanding
  at the end of period                                                                                8,802

T. Rowe Price/JNL Mid-Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                              $21.51
    End of period                                                                                    $20.26
  Accumulation units outstanding
  at the end of period                                                                                2,463

T. Rowe Price/JNL Value Division (p)
  Accumulation unit value:
    Beginning of period                                                                               $9.20
    End of period                                                                                     $8.97
  Accumulation units outstanding
  at the end of period                                                                                7,858

First Trust/JNL The DowSM Target 10 Division (e)
  Accumulation unit value:
    Beginning of period                                                                               $8.70
    End of period                                                                                     $7.52
  Accumulation units outstanding
  at the end of period                                                                               144,121

First Trust/JNL The S&P (R) Target 10 Division (d)
  Accumulation unit value:
    Beginning of period                                                                               $9.69
    End of period                                                                                     $7.22
  Accumulation units outstanding
  at the end of period                                                                               103,927

First Trust/JNL The Global Target 15 Division (d)
  Accumulation unit value:
    Beginning of period                                                                               $8.87
    End of period                                                                                     $7.00
  Accumulation units outstanding
  at the end of period                                                                               104,943

First Trust/JNL Target 25 Division (d)
  Accumulation unit value:
    Beginning of period                                                                               $9.70
    End of period                                                                                     $7.50
  Accumulation units outstanding
  at the end of period                                                                               122,007

First Trust/JNL Target Small-Cap Division (d)
  Accumulation unit value:
    Beginning of period                                                                              $15.13
    End of period                                                                                    $11.20
  Accumulation units outstanding
  at the end of period                                                                               69,459

(a) Commencement of operations May 20, 2002.
(b) Commencement of operations August 26, 2002.
(c) Commencement of operations August 29, 2002.
(d) Commencement of operations May 8, 2002.
(e) Commencement of operations April 29, 2002.
(f) Commencement of operations December 27, 2002.
(g) Commencement of operations October 31, 2002.
(h) Commencement of operations September 3, 2002.
(i) Commencement of operations May 17, 2002.
(j) Commencement of operations  July 11, 2002.
(k) Commencement of operations June 12, 2002.
(l) Commencement of operations October 10, 2002.
(m) Commencement of operations December 9, 2002.
(n) Commencement of operations September 4, 2002.
(o) Commencement of operations May 3, 2002.
(p) Commencement of operations August 28, 2002.
(q) These investment divisions had not commenced operations at December 31, 2002.
(r) Commencement of operations June 27, 2002.
(s) Commencement of operations May 24, 2002.
(t) Commencement of operations June 26, 2002.

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.95% (INCLUDES EARNINGS PROTECTION)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                     DECEMBER 31,
                                                                                             2002
AIM/JNL Large Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                      $8.39
    End of period                                                                            $7.99
  Accumulation units outstanding
  at the end of period                                                                        65

AIM/JNL Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

AIM/JNL Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

Alger/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

Alliance Capital/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

Eagle/JNL Core Equity Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

Eagle/JNL SmallCap Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                     $11.20
    End of period                                                                           $11.69
  Accumulation units outstanding
  at the end of period                                                                        893

Janus/JNL Aggressive Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                     $17.26
    End of period                                                                           $17.04
  Accumulation units outstanding
  at the end of period                                                                        16

Janus/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

Janus/JNL Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

JPMorgan/JNL Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

JPMorgan/JNL International Value Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

Lazard/JNL Mid Cap Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                     $10.96
    End of period                                                                           $10.74
  Accumulation units outstanding
  at the end of period                                                                        50

Lazard/JNL Small Cap Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                      $9.55
    End of period                                                                            $9.15
  Accumulation units outstanding
  at the end of period                                                                        57

Mellon Capital Management/JNL Bond Index Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

Mellon Capital Management/JNL International Index Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

Mellon Capital Management/JNL S&P 400 Mid Cap Index Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

Mellon Capital Management/JNL S&P 500 Index Division (a)
  Accumulation unit value:
    Beginning of period                                                                      $7.86
    End of period                                                                            $7.65
  Accumulation units outstanding
  at the end of period                                                                       2,760

Mellon Capital Management/JNL Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

Oppenheimer/JNL Global Growth Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

Oppenheimer/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

PIMCO/JNL Total Return Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                     $12.26
    End of period                                                                           $12.78
  Accumulation units outstanding
  at the end of period                                                                        67

PPM America/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

PPM America/JNL High Yield Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                     $12.22
    End of period                                                                           $12.70
  Accumulation units outstanding
  at the end of period                                                                        819

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

PPM America/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

Putnam/JNL Equity Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

Putnam/JNL International Equity Division
Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

Putnam/JNL Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

Putnam/JNL Value Equity Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of the period                                                                  N/A (d)

S&P/JNL Aggressive Growth Division I
   Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

S&P/JNL Conservative Growth Division I
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

S&P/JNL Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

S&P/JNL Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

S&P/JNL Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

S&P/JNL Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

S&P/JNL Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

S&P/JNL Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

S&P/JNL Very Aggressive Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                     $10.62
    End of period                                                                            $8.33
  Accumulation units outstanding
  at the end of period                                                                        198

Salomon Brothers/JNL Global Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                     $14.57
    End of period                                                                           $15.13
  Accumulation units outstanding
  at the end of the period                                                                    686

Salomon Brothers/JNL U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

T. Rowe Price/JNL Established Growth Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

T. Rowe Price/JNL Mid-Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                     $20.85
    End of period                                                                           $20.17
  Accumulation units outstanding
  at the end of period                                                                        26

T. Rowe Price/JNL Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                      $9.19
    End of period                                                                            $8.95
  Accumulation units outstanding
  at the end of period                                                                        59

First Trust/JNL The DowSM Target 10 Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

First Trust/JNL The S&P (R) Target 10 Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

First Trust/JNL The Global Target 15 Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

First Trust/JNL Target 25 Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

First Trust/JNL Target Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (d)
    End of period                                                                           N/A (d)
  Accumulation units outstanding
  at the end of period                                                                      N/A (d)

(a) Commencement of operations July 16, 2002.
(b) Commencement of operations November 1, 2002.
(c) Commencement of operations April 25, 2002.
(d) These investment divisions had not commenced operations at December 31, 2002.

ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.10% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT AND EARNINGS PROTECTION
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGS PROTECTION

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                     DECEMBER 31,
                                                                                             2002
AIM/JNL Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

AIM/JNL Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

AIM/JNL Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

Alger/JNL Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                     $16.73
    End of period                                                                           $12.01
  Accumulation units outstanding
  at the end of period                                                                        54

Alliance Capital/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

Eagle/JNL Core Equity Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

Eagle/JNL SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

Janus/JNL Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

Janus/JNL Balanced Division (a)
  Accumulation unit value:
    Beginning of period                                                                     $9.05
    End of period                                                                           $8.27
  Accumulation units outstanding
  at the end of period                                                                        89

Janus/JNL Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

JPMorgan/JNL Enhanced S&P 500 Stock Index Division (f)
  Accumulation unit value:
    Beginning of period                                                                     $5.93
    End of period                                                                           $5.81
  Accumulation units outstanding
  at the end of period                                                                       575

JPMorgan/JNL International Value Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

Lazard/JNL Mid Cap Value Division (b)
  Accumulation unit value:
    Beginning of period                                                                     $13.19
    End of period                                                                           $10.66
  Accumulation units outstanding
  at the end of period                                                                       114

Lazard/JNL Small Cap Value Division (a)
  Accumulation unit value:
    Beginning of period                                                                     $11.90
    End of period                                                                           $9.08
  Accumulation units outstanding
  at the end of period                                                                        71

Mellon Capital Management/JNL Bond Index Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

Mellon Capital Management/JNL International Index Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

Mellon Capital Management/JNL S&P 400 Mid Cap Index Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

Mellon Capital Management/JNL S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

Mellon Capital Management/JNL Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

Oppenheimer/JNL Global Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                     $9.13
    End of period                                                                           $6.95
  Accumulation units outstanding
  at the end of period                                                                        94

Oppenheimer/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

PIMCO/JNL Total Return Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                     $12.04
    End of period                                                                           $12.69
  Accumulation units outstanding
  at the end of period                                                                        60

PPM America/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

PPM America/JNL High Yield Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                     $12.67
    End of period                                                                           $12.58
  Accumulation units outstanding
  at the end of period                                                                        20

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

PPM America/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

Putnam/JNL Equity Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

Putnam/JNL International Equity Division
Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

Putnam/JNL Midcap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                     $6.70
    End of period                                                                           $4.83
  Accumulation units outstanding
  at the end of period                                                                        55

Putnam/JNL Value Equity Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of the period                                                                 N/A (e)

S&P/JNL Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

S&P/JNL Conservative Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                     $9.63
    End of period                                                                           $9.72
  Accumulation units outstanding
  at the end of period                                                                      7,789

S&P/JNL Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

S&P/JNL Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

S&P/JNL Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

S&P/JNL Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

S&P/JNL Equity Growth Division I (d)
  Accumulation unit value:
    Beginning of period                                                                     $8.28
    End of period                                                                           $7.79
  Accumulation units outstanding
  at the end of period                                                                      6,439

S&P/JNL Moderate Growth Division I (d)
  Accumulation unit value:
    Beginning of period                                                                     $9.73
    End of period                                                                           $9.47
  Accumulation units outstanding
  at the end of period                                                                      5,374

S&P/JNL Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

Salomon Brothers/JNL Global Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                     $14.40
    End of period                                                                           $14.96
  Accumulation units outstanding
  at the end of the period                                                                    51

Salomon Brothers/JNL U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

T. Rowe Price/JNL Established Growth Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

T. Rowe Price/JNL Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

T. Rowe Price/JNL Value Division (a)
 Accumulation unit value:
    Beginning of period                                                                     $11.31
    End of period                                                                           $8.92
  Accumulation units outstanding
  at the end of period                                                                        74

First Trust/JNL The DowSM Target 10 Division (f)
  Accumulation unit value:
    Beginning of period                                                                     $7.17
    End of period                                                                           $7.47
  Accumulation units outstanding
  at the end of period                                                                       467

First Trust/JNL The S&P (R) Target 10 Division (f)
  Accumulation unit value:
    Beginning of period                                                                     $8.49
    End of period                                                                           $7.17
  Accumulation units outstanding
  at the end of period                                                                       436

First Trust/JNL The Global Target 15 Division
  Accumulation unit value:
    Beginning of period                                                                    N/A (e)
    End of period                                                                          N/A (e)
  Accumulation units outstanding
  at the end of period                                                                     N/A (e)

First Trust/JNL Target 25 Division (f)
  Accumulation unit value:
    Beginning of period                                                                     $7.92
    End of period                                                                           $7.44
  Accumulation units outstanding
  at the end of period                                                                       444

First Trust/JNL Target Small-Cap Division (f)
  Accumulation unit value:
    Beginning of period                                                                     $10.95
    End of period                                                                           $11.12
  Accumulation units outstanding
  at the end of period                                                                       307

(a) Commencement of operations May 17, 2002.
(b) Commencement of operations April 17, 2002.
(c) Commencement of operations October 28, 2002.
(d) Commencement of operations July 12, 2002.
(e) These investment divisions had not commenced operations as of December 31, 2002.
(f) Commencement of operations September 16, 2002.

ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.20% (INCLUDES COMBINATION DEATH BENEFIT AND EARNINGS PROTECTION)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                          DECEMBER 31,
                                                                                                  2002
AIM/JNL Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

AIM/JNL Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

AIM/JNL Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

Alger/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

Alliance Capital/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

Eagle/JNL Core Equity Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

Eagle/JNL SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

Janus/JNL Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

Janus/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

Janus/JNL Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

JPMorgan/JNL Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

JPMorgan/JNL International Value Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

Lazard/JNL Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

Lazard/JNL Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

Mellon Capital Management/JNL Bond Index Division (a)
  Accumulation unit value:
    Beginning of period                                                                          $10.52
    End of period                                                                                $10.63
  Accumulation units outstanding
  at the end of period                                                                            1,042

Mellon Capital Management/JNL International Index Division (a)
  Accumulation unit value:
    Beginning of period                                                                           $7.94
    End of period                                                                                 $8.46
  Accumulation units outstanding
  at the end of period                                                                            1,377

Mellon Capital Management/JNL S&P 400 Mid Cap Index Division (a)
  Accumulation unit value:
    Beginning of period                                                                           $7.67
    End of period                                                                                 $8.43
  Accumulation units outstanding
  at the end of period                                                                            1,423

Mellon Capital Management/JNL S&P 500 Index Division (b)
  Accumulation unit value:
    Beginning of period                                                                           $7.75
    End of period                                                                                 $7.63
  Accumulation units outstanding
  at the end of period                                                                            2,140

Mellon Capital Management/JNL Small Cap Index Division (a)
  Accumulation unit value:
    Beginning of period                                                                           $7.20
    End of period                                                                                 $7.85
  Accumulation units outstanding
  at the end of period                                                                            1,525

Oppenheimer/JNL Global Growth Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

Oppenheimer/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

PIMCO/JNL Total Return Bond Division (b)
  Accumulation unit value:
    Beginning of period                                                                          $12.40
    End of period                                                                                $12.63
  Accumulation units outstanding
  at the end of period                                                                             360

PPM America/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

PPM America/JNL High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

PPM America/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

Putnam/JNL Equity Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

Putnam/JNL International Equity Division
Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

Putnam/JNL Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

Putnam/JNL Value Equity Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of the period                                                                       N/A (e)

S&P/JNL Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

S&P/JNL Conservative Growth Division I (b)
  Accumulation unit value:
    Beginning of period                                                                           $9.66
    End of period                                                                                 $9.67
  Accumulation units outstanding
  at the end of period                                                                            7,388

S&P/JNL Core Index 100 Division (b)
  Accumulation unit value:
    Beginning of period                                                                           $8.53
    End of period                                                                                 $8.48
  Accumulation units outstanding
  at the end of period                                                                             524

S&P/JNL Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

S&P/JNL Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

S&P/JNL Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

S&P/JNL Equity Growth Division I (c)
  Accumulation unit value:
    Beginning of period                                                                           $7.49
    End of period                                                                                 $7.75
  Accumulation units outstanding
  at the end of period                                                                            4,721

S&P/JNL Moderate Growth Division I (d)
  Accumulation unit value:
    Beginning of period                                                                           $9.33
    End of period                                                                                 $9.43
  Accumulation units outstanding
  at the end of period                                                                            7,076

S&P/JNL Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of the period                                                                       N/A (e)

Salomon Brothers/JNL U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

T. Rowe Price/JNL Established Growth Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

T. Rowe Price Mid Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

T. Rowe Price/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (e)
    End of period                                                                                N/A (e)
  Accumulation units outstanding
  at the end of period                                                                           N/A (e)

First Trust/JNL The DowSM Target 10 Division (a)
  Accumulation unit value:
    Beginning of period                                                                           $6.33
    End of period                                                                                 $7.45
  Accumulation units outstanding
  at the end of period                                                                            1,490

First Trust/JNL The S&P (R) Target 10 Division (a)
  Accumulation unit value:
    Beginning of period                                                                           $7.51
    End of period                                                                                 $7.14
  Accumulation units outstanding
  at the end of period                                                                            1,256

First Trust/JNL The Global Target 15 Division (a)
  Accumulation unit value:
    Beginning of period                                                                           $6.70
    End of period                                                                                 $6.93
  Accumulation units outstanding
  at the end of period                                                                            1,408

First Trust/JNL Target 25 Division (a)
  Accumulation unit value:
    Beginning of period                                                                           $6.96
    End of period                                                                                 $7.42
  Accumulation units outstanding
  at the end of period                                                                            1,355

First Trust/JNL Target Small-Cap Division (a)
  Accumulation unit value:
    Beginning of period                                                                          $10.08
    End of period                                                                                $11.09
  Accumulation units outstanding
  at the end of period                                                                             936

(a) Commencement of operations October 4, 2002.

(b) Commencement of operations September 13, 2002.

(c) Commencement of operations July 25, 2002.

(d) Commencement of operations October 22, 2002.

(e) These  investment  divisions  had not  commenced  operations as of December 31,
2002.

ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.30% (INCLUDES PREMIUM CREDIT 2%)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2002
AIM/JNL Large Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                      $9.07
    End of period                                                                            $7.96
  Accumulation units outstanding
  at the end of period                                                                       3,552

AIM/JNL Premier Equity II Division (c)
  Accumulation unit value:
    Beginning of period                                                                      $10.25
    End of period                                                                            $7.72
  Accumulation units outstanding
  at the end of period                                                                       2,816

AIM/JNL Small Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                      $10.73
    End of period                                                                            $8.21
  Accumulation units outstanding
  at the end of period                                                                       5,720

Alger/JNL Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                      $14.64
    End of period                                                                            $11.84
  Accumulation units outstanding
  at the end of period                                                                       3,693

Alliance Capital/JNL Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                      $7.68
    End of period                                                                            $7.40
  Accumulation units outstanding
  at the end of period                                                                        316

Eagle/JNL Core Equity Division (e)
  Accumulation unit value:
    Beginning of period                                                                      $16.25
    End of period                                                                            $12.61
  Accumulation units outstanding
  at the end of period                                                                       2,161

Eagle/JNL SmallCap Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                      $15.95
    End of period                                                                            $11.44
  Accumulation units outstanding
  at the end of period                                                                       2,554

Janus/JNL Aggressive Growth Division (o)
  Accumulation unit value:
    Beginning of period                                                                      $16.83
    End of period                                                                            $16.57
  Accumulation units outstanding
  at the end of period                                                                        377

Janus/JNL Balanced Division (e)
  Accumulation unit value:
    Beginning of period                                                                      $9.06
    End of period                                                                            $8.22
  Accumulation units outstanding
  at the end of period                                                                       10,789

Janus/JNL Capital Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                      $12.75
    End of period                                                                            $12.60
  Accumulation units outstanding
  at the end of period                                                                       1,389

JPMorgan/JNL Enhanced S&P 500 Stock Index Division (i)
  Accumulation unit value:
    Beginning of period (k)                                                                  $7.00
    End of period                                                                            $5.77
  Accumulation units outstanding
  at the end of period                                                                       14,060

JPMorgan/JNL International Value Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (o)
    End of period                                                                           N/A (o)
  Accumulation units outstanding
  at the end of period                                                                      N/A (o)

Lazard/JNL Mid Cap Value Division (i)
  Accumulation unit value:
    Beginning of period                                                                      $12.47
    End of period                                                                            $10.56
  Accumulation units outstanding
  at the end of period                                                                       8,407

Lazard/JNL Small Cap Value Division (i)
  Accumulation unit value:
    Beginning of period                                                                      $11.08
    End of period                                                                            $9.00
  Accumulation units outstanding
  at the end of period                                                                       12,440

Mellon Capital Management/JNL Bond Index Division (j)
  Accumulation unit value:
    Beginning of period                                                                      $10.05
    End of period                                                                            $10.62
  Accumulation units outstanding
  at the end of period                                                                       12,211

Mellon Capital Management/JNL International Index Division (j)
  Accumulation unit value:
    Beginning of period                                                                      $10.17
    End of period                                                                            $8.45
  Accumulation units outstanding
  at the end of period                                                                       8,639

Mellon Capital Management/JNL S&P 400 Mid Cap Index Division (j)
  Accumulation unit value:
    Beginning of period                                                                      $10.09
    End of period                                                                            $8.42
  Accumulation units outstanding
  at the end of period                                                                       11,352

Mellon Capital Management/JNL S&P 500 Index Division (j)
  Accumulation unit value:
    Beginning of period                                                                      $8.99
    End of period                                                                            $7.62
  Accumulation units outstanding
  at the end of period                                                                       40,389

Mellon Capital Management/JNL Small Cap Index Division (j)
  Accumulation unit value:
    Beginning of period                                                                      $9.69
    End of period                                                                            $7.85
  Accumulation units outstanding
  at the end of period                                                                       14,689

Oppenheimer/JNL Global Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                      $8.18
    End of period                                                                            $6.93
  Accumulation units outstanding
  at the end of period                                                                       30,620

Oppenheimer/JNL Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                      $7.94
    End of period                                                                            $6.77
  Accumulation units outstanding
  at the end of period                                                                        421

PIMCO/JNL Total Return Bond Division (e)
  Accumulation unit value:
    Beginning of period                                                                      $12.03
    End of period                                                                            $12.57
  Accumulation units outstanding
  at the end of period                                                                       56,916

PPM America/JNL Balanced Division (e)
  Accumulation unit value:
    Beginning of period                                                                      $17.76
    End of period                                                                            $16.40
  Accumulation units outstanding
  at the end of period                                                                       10,553

PPM America/JNL High Yield Bond Division (e)
  Accumulation unit value:
    Beginning of period                                                                      $12.51
    End of period                                                                            $12.37
  Accumulation units outstanding
  at the end of period                                                                       22,223

PPM America/JNL Money Market Division (a)
  Accumulation unit value:
    Beginning of period                                                                      $11.68
    End of period                                                                            $11.60
  Accumulation units outstanding
  at the end of period                                                                       59,826

PPM America/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (o)
    End of period                                                                           N/A (o)
  Accumulation units outstanding
  at the end of period                                                                      N/A (o)

Putnam/JNL Equity Division (g)
  Accumulation unit value:
    Beginning of period                                                                      $16.11
    End of period                                                                            $13.48
  Accumulation units outstanding
  at the end of period                                                                        290

Putnam/JNL International Equity Division (g)
  Accumulation unit value:
    Beginning of period                                                                      $11.06
    End of period                                                                            $8.66
  Accumulation units outstanding
  at the end of period                                                                       3,880

Putnam/JNL Midcap Growth Division (g)
  Accumulation unit value:
    Beginning of period                                                                      $6.20
    End of period                                                                            $4.81
  Accumulation units outstanding
  at the end of period                                                                       7,185

Putnam/JNL Value Equity Division (g)
  Accumulation unit value:
    Beginning of period                                                                      $16.74
    End of period                                                                            $13.92
  Accumulation units outstanding
  at the end of the period                                                                   2,755

S&P/JNL Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                     N/A (o)
    End of period                                                                           N/A (o)
  Accumulation units outstanding
  at the end of period                                                                      N/A (o)

S&P/JNL Conservative Growth Division I (l)
  Accumulation unit value:
    Beginning of period                                                                      $10.64
    End of period                                                                            $9.63
  Accumulation units outstanding
  at the end of period                                                                       28,020

S&P/JNL Core Index 100 Division (m)
  Accumulation unit value:
    Beginning of period                                                                      $8.82
    End of period                                                                            $8.47
  Accumulation units outstanding
  at the end of period                                                                       2,096

S&P/JNL Core Index 50 Division (h)
  Accumulation unit value:
    Beginning of period                                                                      $7.86
    End of period                                                                            $7.67
  Accumulation units outstanding
  at the end of period                                                                        862

S&P/JNL Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                     N/A (o)
    End of period                                                                           N/A (o)
  Accumulation units outstanding
  at the end of period                                                                      N/A (o)

S&P/JNL Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                     N/A (o)
    End of period                                                                           N/A (o)
  Accumulation units outstanding
  at the end of period                                                                      N/A (o)

S&P/JNL Equity Growth Division I (n)
  Accumulation unit value:
    Beginning of period                                                                      $9.15
    End of period                                                                            $7.72
  Accumulation units outstanding
  at the end of period                                                                       21,509

S&P/JNL Moderate Growth Division I (f)
  Accumulation unit value:
    Beginning of period                                                                      $10.41
    End of period                                                                            $9.38
  Accumulation units outstanding
  at the end of period                                                                       66,362

S&P/JNL Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                     N/A (o)
    End of period                                                                           N/A (o)
  Accumulation units outstanding
  at the end of period                                                                      N/A (o)

Salomon Brothers/JNL Global Bond Division (e)
  Accumulation unit value:
    Beginning of period                                                                      $14.28
    End of period                                                                            $14.74
  Accumulation units outstanding
  at the end of the period                                                                   2,864

Salomon Brothers/JNL U.S. Government & Quality Bond Division (e)
  Accumulation unit value:
    Beginning of period                                                                      $13.13
    End of period                                                                            $14.24
  Accumulation units outstanding
  at the end of period                                                                       44,932

T. Rowe Price/JNL Established Growth Division (e)
  Accumulation unit value:
    Beginning of period                                                                      $22.25
    End of period                                                                            $17.26
  Accumulation units outstanding
  at the end of period                                                                       2,748

T. Rowe Price/JNL Mid-Cap Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                      $25.19
    End of period                                                                            $19.65
  Accumulation units outstanding
  at the end of period                                                                       3,849

T. Rowe Price/JNL Value Division (e)
  Accumulation unit value:
    Beginning of period                                                                      $11.38
    End of period                                                                            $8.87
  Accumulation units outstanding
  at the end of period                                                                       8,367

First Trust/JNL The DowSM Target 10 Division (g)
  Accumulation unit value:
    Beginning of period                                                                      $8.79
    End of period                                                                            $7.42
  Accumulation units outstanding
  at the end of period                                                                       52,769

First Trust/JNL The S&P (R) Target 10 Division (f)
  Accumulation unit value:
    Beginning of period                                                                      $9.45
    End of period                                                                            $7.12
  Accumulation units outstanding
  at the end of period                                                                       37,336

First Trust/JNL The Global Target 15 Division (f)
  Accumulation unit value:
    Beginning of period                                                                      $8.41
    End of period                                                                            $6.90
  Accumulation units outstanding
  at the end of period                                                                       40,824

First Trust/JNL Target 25 Division (f)
  Accumulation unit value:
    Beginning of period                                                                      $9.04
    End of period                                                                            $7.39
  Accumulation units outstanding
  at the end of period                                                                       49,907

First Trust/JNL Target Small-Cap Division (f)
  Accumulation unit value:
    Beginning of period                                                                      $13.41
    End of period                                                                            $11.05
  Accumulation units outstanding
  at the end of period                                                                       26,444

(a) Commencement of operations July 5, 2002.
(b) Commencement of operations April 29, 2002.
(c) Commencement of operations April 25, 2002.
(d) Commencement of operations August 1, 2002.
(e) Commencement of operations April 18, 2002.
(f) Commencement of operations June 7, 2002.
(g) Commencement of operations May 6, 2002.
(h) Commencement of operations September 4, 2002.
(i) Commencement of operations June 5, 2002.
(j) Commencement of operations June 10, 2002.
(k) Commencement of operations June 14, 2002.
(l) Commencement of operations May 23, 2002.
(m) Commencement of operations August 23, 2002.
(n) Commencement of operations June 12, 2002.
(o) Commencement of operations July 16, 2002.

ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.45% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS
COMPOUNDING DEATH BENEFIT AND PREMIUM CREDIT 2%
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2002
AIM/JNL Large Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                       $8.45
    End of period                                                                             $7.94
  Accumulation units outstanding
  at the end of period                                                                        2,052

AIM/JNL Premier Equity II Division (v)
  Accumulation unit value:
    Beginning of period                                                                       $7.90
    End of period                                                                             $7.71
  Accumulation units outstanding
  at the end of period                                                                        $0.0

AIM/JNL Small Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                       $8.10
    End of period                                                                             $8.19
  Accumulation units outstanding
  at the end of period                                                                         438

Alger/JNL Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                      $12.72
    End of period                                                                            $11.71
  Accumulation units outstanding
  at the end of period                                                                        1,110

Alliance Capital/JNL Growth Division (s)
  Accumulation unit value:
    Beginning of period                                                                       $7.38
    End of period                                                                             $7.35
  Accumulation units outstanding
  at the end of period                                                                         28

Eagle/JNL Core Equity Division (c)
  Accumulation unit value:
    Beginning of period                                                                      $14.59
    End of period                                                                            $12.50
  Accumulation units outstanding
  at the end of period                                                                        4,863

Eagle/JNL SmallCap Equity Division (t)
  Accumulation unit value:
    Beginning of period                                                                      $14.31
    End of period                                                                            $11.33
  Accumulation units outstanding
  at the end of period                                                                        1,266

Janus/JNL Aggressive Growth Division (q)
  Accumulation unit value:
    Beginning of period                                                                      $16.67
    End of period                                                                            $16.39
  Accumulation units outstanding
  at the end of period                                                                         129

Janus/JNL Balanced Division (a)
  Accumulation unit value:
    Beginning of period                                                                       $8.33
    End of period                                                                             $8.19
  Accumulation units outstanding
  at the end of period                                                                        9,076

Janus/JNL Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                      N/A (r)
    End of period                                                                            N/A (r)
  Accumulation units outstanding
  at the end of period                                                                       N/A (r)

JPMorgan/JNL Enhanced S&P 500 Stock Index Division (e)
  Accumulation unit value:
    Beginning of period                                                                       $6.55
    End of period                                                                             $5.74
  Accumulation units outstanding
  at the end of period                                                                        4,002

JPMorgan/JNL International Value Division
  Accumulation unit value:
    Beginning of period                                                                      N/A (r)
    End of period                                                                            N/A (r)
  Accumulation units outstanding
  at the end of period                                                                       N/A (r)

Lazard/JNL Mid Cap Value Division (f)
  Accumulation unit value:
    Beginning of period                                                                      $12.85
    End of period                                                                            $10.48
  Accumulation units outstanding
  at the end of period                                                                        6,482

Lazard/JNL Small Cap Value Division (t)
  Accumulation unit value:
    Beginning of period                                                                      $10.99
    End of period                                                                             $8.93
  Accumulation units outstanding
  at the end of period                                                                        7,175

Mellon Capital Management/JNL Bond Index Division (g)
  Accumulation unit value:
    Beginning of period                                                                      $10.13
    End of period                                                                            $10.60
  Accumulation units outstanding
  at the end of period                                                                        4,783

Mellon Capital Management/JNL International Index Division (e)
  Accumulation unit value:
    Beginning of period                                                                       $9.62
    End of period                                                                             $8.44
  Accumulation units outstanding
  at the end of period                                                                        3,184

Mellon Capital Management/JNL S&P 400 Mid Cap Index Division (e)
  Accumulation unit value:
    Beginning of period                                                                       $9.64
    End of period                                                                             $8.41
  Accumulation units outstanding
  at the end of period                                                                        2,535

Mellon Capital Management/JNL S&P 500 Index Division (e)
  Accumulation unit value:
    Beginning of period                                                                       $8.64
    End of period                                                                             $7.61
  Accumulation units outstanding
  at the end of period                                                                       21,236

Mellon Capital Management/JNL Small Cap Index Division (e)
  Accumulation unit value:
    Beginning of period                                                                       $9.46
    End of period                                                                             $7.84
  Accumulation units outstanding
  at the end of period                                                                        3,087

Oppenheimer/JNL Global Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                       $8.31
    End of period                                                                             $6.91
  Accumulation units outstanding
  at the end of period                                                                        2,896

Oppenheimer/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                      N/A (r)
    End of period                                                                            N/A (r)
  Accumulation units outstanding
  at the end of period                                                                       N/A (r)

PIMCO/JNL Total Return Bond Division (f)
  Accumulation unit value:
    Beginning of period                                                                      $11.94
    End of period                                                                            $12.48
  Accumulation units outstanding
  at the end of period                                                                       36,569

PPM America/JNL Balanced Division (f)
  Accumulation unit value:
    Beginning of period                                                                      $17.48
    End of period                                                                            $16.22
  Accumulation units outstanding
  at the end of period                                                                        8,384

PPM America/JNL High Yield Bond Division (e)
  Accumulation unit value:
    Beginning of period                                                                      $12.12
    End of period                                                                            $12.23
  Accumulation units outstanding
  at the end of period                                                                        4,415

PPM America/JNL Money Market Division (i)
  Accumulation unit value:
    Beginning of period                                                                      $11.58
    End of period                                                                            $11.47
  Accumulation units outstanding
  at the end of period                                                                       25,633

PPM America/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                                      N/A (r)
    End of period                                                                            N/A (r)
  Accumulation units outstanding
  at the end of period                                                                       N/A (r)

Putnam/JNL Equity Division
  Accumulation unit value:
    Beginning of period                                                                      N/A (r)
    End of period                                                                            N/A (r)
  Accumulation units outstanding
  at the end of period                                                                       N/A (r)

Putnam/JNL International Equity Division (s)
  Accumulation unit value:
    Beginning of period                                                                       $8.08
    End of period                                                                             $8.55
  Accumulation units outstanding
  at the end of period                                                                         43

Putnam/JNL Midcap Growth Division (q)
  Accumulation unit value:
    Beginning of period                                                                       $4.86
    End of period                                                                             $4.79
  Accumulation units outstanding
  at the end of period                                                                         514

Putnam/JNL Value Equity Division (q)
  Accumulation unit value:
    Beginning of period                                                                      $13.77
    End of period                                                                            $13.77
  Accumulation units outstanding
  at the end of the period                                                                     506

S&P/JNL Aggressive Growth Division I (j)
  Accumulation unit value:
    Beginning of period                                                                      $10.67
    End of period                                                                             $8.69
  Accumulation units outstanding
  at the end of period                                                                       61,814

S&P/JNL Conservative Growth Division I (k)
  Accumulation unit value:
    Beginning of period                                                                      $10.37
    End of period                                                                             $9.56
  Accumulation units outstanding
  at the end of period                                                                       81,460

S&P/JNL Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                                      N/A (r)
    End of period                                                                            N/A (r)
  Accumulation units outstanding
  at the end of period                                                                       N/A (r)

S&P/JNL Core Index 50 Division (l)
  Accumulation unit value:
    Beginning of period                                                                       $9.65
    End of period                                                                             $7.66
  Accumulation units outstanding
  at the end of period                                                                        1,375

S&P/JNL Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                      N/A (r)
    End of period                                                                            N/A (r)
  Accumulation units outstanding
  at the end of period                                                                       N/A (r)

S&P/JNL Equity Aggressive Growth Division I (m)
  Accumulation unit value:
    Beginning of period                                                                       $9.70
    End of period                                                                             $7.81
  Accumulation units outstanding
  at the end of period                                                                         789

S&P/JNL Equity Growth Division I (n)
  Accumulation unit value:
    Beginning of period                                                                       $9.58
    End of period                                                                             $7.66
  Accumulation units outstanding
  at the end of period                                                                        2,475

S&P/JNL Moderate Growth Division I (o)
  Accumulation unit value:
    Beginning of period                                                                      $10.67
    End of period                                                                             $9.32
  Accumulation units outstanding
  at the end of period                                                                       116,971

S&P/JNL Very Aggressive Growth Division I (p)
  Accumulation unit value:
    Beginning of period                                                                       $9.77
    End of period                                                                             $8.14
  Accumulation units outstanding
  at the end of period                                                                        1,052

Salomon Brothers/JNL Global Bond Division (a)
  Accumulation unit value:
    Beginning of period                                                                      $13.63
    End of period                                                                            $14.57
  Accumulation units outstanding
  at the end of the period                                                                    4,224

Salomon Brothers/JNL U.S. Government & Quality Bond Division (f)
  Accumulation unit value:
    Beginning of period                                                                      $13.03
    End of period                                                                            $14.08
  Accumulation units outstanding
  at the end of period                                                                       39,183

T. Rowe Price/JNL Established Growth Division (t)
  Accumulation unit value:
    Beginning of period                                                                      $20.15
    End of period                                                                            $17.06
  Accumulation units outstanding
  at the end of period                                                                        2,170

T. Rowe Price/JNL Mid-Cap Growth Division (t)
  Accumulation unit value:
    Beginning of period                                                                      $24.07
    End of period                                                                            $19.42
  Accumulation units outstanding
  at the end of period                                                                        1,300

T. Rowe Price/JNL Value Division (u)
  Accumulation unit value:
    Beginning of period                                                                      $10.51
    End of period                                                                             $8.83
  Accumulation units outstanding
  at the end of period                                                                       20,154

First Trust/JNL The DowSM Target 10 Division (d)
  Accumulation unit value:
    Beginning of period                                                                       $9.05
    End of period                                                                             $7.38
  Accumulation units outstanding
  at the end of period                                                                       67,025

First Trust/JNL The S&P (R) Target 10 Division (d)
  Accumulation unit value:
    Beginning of period                                                                       $9.60
    End of period                                                                             $7.08
  Accumulation units outstanding
  at the end of period                                                                       63,218

First Trust/JNL The Global Target 15 Division (d)
  Accumulation unit value:
    Beginning of period                                                                       $8.74
    End of period                                                                             $6.87
  Accumulation units outstanding
  at the end of period                                                                       65,412

First Trust/JNL Target 25 Division (d)
  Accumulation unit value:
    Beginning of period                                                                       $9.44
    End of period                                                                             $7.35
  Accumulation units outstanding
  at the end of period                                                                       62,263

First Trust/JNL Target Small-Cap Division (d)
  Accumulation unit value:
    Beginning of period                                                                      $14.81
    End of period                                                                            $10.99
  Accumulation units outstanding
  at the end of period                                                                       42,088

(a) Commencement of operations July 31, 2002.
(b) Commencement of operations October 24, 2002.
(c) Commencement of operations June 12, 2002.
(d) Commencement of operations May 20, 2002.
(e) Commencement of operations June 24, 2002.
(f) Commencement of operations April 15, 2002.
(g) Commencement of operations July 8, 2002.
(h) Commencement of operations June 28, 2002.
(i) Commencement of operations May 6, 2002.
(j) Commencement of operations May 15, 2002.
(k) Commencement of operations May 7, 2002.
(l) Commencement of operations May 24, 2002.
(m) Commencement of operations May 29, 2002.
(n) Commencement of operations May 28, 2002.
(o) Commencement of operations May 9, 2002.
(p) Commencement of operations June 7, 2002.
(q) Commencement of operations September 12, 2002.
(r) These investment divisions had not commenced operations at December 31, 2002.
(s) Commencement of operations September 23, 2002.
(t) Commencement of operations June 3, 2002.
(u) Commencement of operations June 6, 2002.
(v) Commencement of operations August 8, 2002.

ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.55% (INCLUDES COMBINATION DEATH BENEFIT AND PREMIUM CREDIT 2%)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                          DECEMBER 31,
                                                                                                  2002

AIM/JNL Large Cap Growth Division (a)
  Accumulation unit value:
    Beginning of period                                                                           $7.78
    End of period                                                                                 $7.94
  Accumulation units outstanding
  at the end of period                                                                            3,028

AIM/JNL Premier Equity II Division (c)
  Accumulation unit value:
    Beginning of period                                                                           $7.95
    End of period                                                                                 $7.70
  Accumulation units outstanding
  at the end of period                                                                            1,143

AIM/JNL Small Cap Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                           $8.56
    End of period                                                                                 $8.18
  Accumulation units outstanding
  at the end of period                                                                             581

Alger/JNL Growth Division (d)
  Accumulation unit value:
    Beginning of period                                                                          $11.69
    End of period                                                                                $11.63
  Accumulation units outstanding
  at the end of period                                                                            1,783

Alliance Capital/JNL Growth Division (b)
  Accumulation unit value:
    Beginning of period                                                                           $8.22
    End of period                                                                                 $7.31
  Accumulation units outstanding
  at the end of period                                                                             570

Eagle/JNL Core Equity Division (e)
  Accumulation unit value:
    Beginning of period                                                                          $15.62
    End of period                                                                                $12.43
  Accumulation units outstanding
  at the end of period                                                                             421

Eagle/JNL SmallCap Equity Division (b)
  Accumulation unit value:
    Beginning of period                                                                          $11.62
    End of period                                                                                $11.26
  Accumulation units outstanding
  at the end of period                                                                             524

Janus/JNL Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (m)
    End of period                                                                                N/A (m)
  Accumulation units outstanding
  at the end of period                                                                           N/A (m)

Janus/JNL Balanced Division (e)
  Accumulation unit value:
    Beginning of period                                                                           $8.95
    End of period                                                                                 $8.18
  Accumulation units outstanding
  at the end of period                                                                             69

Janus/JNL Capital Growth Division (c)
  Accumulation unit value:
    Beginning of period                                                                          $12.55
    End of period                                                                                $12.36
  Accumulation units outstanding
  at the end of period                                                                             724

JPMorgan/JNL Enhanced S&P 500 Stock Index Division (g)
  Accumulation unit value:
    Beginning of period                                                                           $5.75
    End of period                                                                                 $5.72
  Accumulation units outstanding
  at the end of period                                                                            1,101

JPMorgan/JNL International Value Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (m)
    End of period                                                                                N/A (m)
  Accumulation units outstanding
  at the end of period                                                                           N/A (m)

Lazard/JNL Mid Cap Value Division (h)
  Accumulation unit value:
    Beginning of period                                                                          $11.27
    End of period                                                                                $10.43
  Accumulation units outstanding
  at the end of period                                                                            2,589

Lazard/JNL Small Cap Value Division (h)
  Accumulation unit value:
    Beginning of period                                                                           $9.89
    End of period                                                                                 $8.89
  Accumulation units outstanding
  at the end of period                                                                            2,534

Mellon Capital Management/JNL Bond Index Division (n)
  Accumulation unit value:
    Beginning of period                                                                          $10.38
    End of period                                                                                $10.59
  Accumulation units outstanding
  at the end of period                                                                             616

Mellon Capital Management/JNL International Index Division (n)
  Accumulation unit value:
    Beginning of period                                                                           $8.91
    End of period                                                                                 $8.43
  Accumulation units outstanding
  at the end of period                                                                             451

Mellon Capital Management/JNL S&P 400 Mid Cap Index Division (i)
  Accumulation unit value:
    Beginning of period                                                                           $9.63
    End of period                                                                                 $8.40
  Accumulation units outstanding
  at the end of period                                                                            2,243

Mellon Capital Management/JNL S&P 500 Index Division (i)
  Accumulation unit value:
    Beginning of period                                                                           $8.63
    End of period                                                                                 $7.60
  Accumulation units outstanding
  at the end of period                                                                           21,113

Mellon Capital Management/JNL Small Cap Index Division (i)
  Accumulation unit value:
    Beginning of period                                                                           $9.45
    End of period                                                                                 $7.83
  Accumulation units outstanding
  at the end of period                                                                            2,245

Oppenheimer/JNL Global Growth Division (h)
  Accumulation unit value:
    Beginning of period                                                                           $7.98
    End of period                                                                                 $6.90
  Accumulation units outstanding
  at the end of period                                                                            2,813

Oppenheimer/JNL Growth Division (j)
 Accumulation unit value:
    Beginning of period                                                                           $6.84
    End of period                                                                                 $6.74
  Accumulation units outstanding
  at the end of period                                                                            1,039

PIMCO/JNL Total Return Bond Division (e)
  Accumulation unit value:
    Beginning of period                                                                          $11.95
    End of period                                                                                $12.42
  Accumulation units outstanding
  at the end of period                                                                           15,350

PPM America/JNL Balanced Division (e)
 Accumulation unit value:
    Beginning of period                                                                          $17.36
    End of period                                                                                $16.10
  Accumulation units outstanding
  at the end of period                                                                            2,099

PPM America/JNL High Yield Bond Division (e)
 Accumulation unit value:
    Beginning of period                                                                          $12.32
    End of period                                                                                $12.14
  Accumulation units outstanding
  at the end of period                                                                            2,305

PPM America/JNL Money Market Division (e)
 Accumulation unit value:
    Beginning of period                                                                          $11.50
    End of period                                                                                $11.38
  Accumulation units outstanding
  at the end of period                                                                            5,001

PPM America/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (m)
    End of period                                                                                N/A (m)
  Accumulation units outstanding
  at the end of period                                                                           N/A (m)

Putnam/JNL Equity Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (m)
    End of period                                                                                N/A (m)
  Accumulation units outstanding
  at the end of period                                                                           N/A (m)

Putnam/JNL International Equity Division (d)
 Accumulation unit value:
    Beginning of period                                                                           $8.08
    End of period                                                                                 $8.49
  Accumulation units outstanding
  at the end of period                                                                            1,676

Putnam/JNL Midcap Growth Division (b)
 Accumulation unit value:
    Beginning of period                                                                           $5.21
    End of period                                                                                 $4.77
  Accumulation units outstanding
  at the end of period                                                                            3,493

Putnam/JNL Value Equity Division (h)
 Accumulation unit value:
    Beginning of period                                                                          $14.75
    End of period                                                                                $13.66
  Accumulation units outstanding
  at the end of the period                                                                        1,248

S&P/JNL Aggressive Growth Division I
 Accumulation unit value:
    Beginning of period                                                                          N/A (m)
    End of period                                                                                N/A (m)
  Accumulation units outstanding
  at the end of period                                                                           N/A (m)

S&P/JNL Conservative Growth Division I (k)
 Accumulation unit value:
    Beginning of period                                                                           $9.43
    End of period                                                                                 $9.52
  Accumulation units outstanding
  at the end of period                                                                            5,080

S&P/JNL Core Index 100 Division (k)
 Accumulation unit value:
    Beginning of period                                                                           $8.40
    End of period                                                                                 $8.45
  Accumulation units outstanding
  at the end of period                                                                            4,558

S&P/JNL Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (m)
    End of period                                                                                N/A (m)
  Accumulation units outstanding
  at the end of period                                                                           N/A (m)

S&P/JNL Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                          N/A (m)
    End of period                                                                                N/A (m)
  Accumulation units outstanding
  at the end of period                                                                           N/A (m)

S&P/JNL Equity Aggressive Growth Division I (g)
 Accumulation unit value:
    Beginning of period                                                                           $7.81
    End of period                                                                                 $7.77
  Accumulation units outstanding
  at the end of period                                                                            3,044

S&P/JNL Equity Growth Division I
 Accumulation unit value:
    Beginning of period                                                                          N/A (m)
    End of period                                                                                N/A (m)
  Accumulation units outstanding
  at the end of period                                                                           N/A (m)

S&P/JNL Moderate Growth Division I (l)
 Accumulation unit value:
    Beginning of period                                                                          $10.75
    End of period                                                                                 $9.27
  Accumulation units outstanding
  at the end of period                                                                            7,367

S&P/JNL Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                          N/A (m)
    End of period                                                                                N/A (m)
  Accumulation units outstanding
  at the end of period                                                                           N/A (m)

Salomon Brothers/JNL Global Bond Division (e)
  Accumulation unit value:
    Beginning of period                                                                          $14.07
    End of period                                                                                $14.45
  Accumulation units outstanding
  at the end of the period                                                                         146

Salomon Brothers/JNL U.S. Government & Quality Bond Division (e)
  Accumulation unit value:
    Beginning of period                                                                          $12.99
    End of period                                                                                $13.96
  Accumulation units outstanding
  at the end of period                                                                            3,511

T. Rowe Price/JNL Established Growth Division (e)
 Accumulation unit value:
    Beginning of period                                                                          $21.30
    End of period                                                                                $16.94
  Accumulation units outstanding
  at the end of period                                                                            1,055

T. Rowe Price/JNL Mid-Cap Growth Division (b)
 Accumulation unit value:
    Beginning of period                                                                          $20.51
    End of period                                                                                $19.28
  Accumulation units outstanding
  at the end of period                                                                            1,495

T. Rowe Price/JNL Value Division (e)
 Accumulation unit value:
    Beginning of period                                                                          $11.06
    End of period                                                                                 $8.82
  Accumulation units outstanding
  at the end of period                                                                            8,983

First Trust/JNL The DowSM Target 10 Division (o)
 Accumulation unit value:
    Beginning of period                                                                           $8.07
    End of period                                                                                 $7.36
  Accumulation units outstanding
  at the end of period                                                                            9,589

First Trust/JNL The S&P (R) Target 10 Division (o)
 Accumulation unit value:
    Beginning of period                                                                           $8.97
    End of period                                                                                 $7.05
  Accumulation units outstanding
  at the end of period                                                                            9,199

First Trust/JNL The Global Target 15 Division (o)
  Accumulation unit value:
    Beginning of period                                                                           $8.07
    End of period                                                                                 $6.84
  Accumulation units outstanding
  at the end of period                                                                           11,181

First Trust/JNL Target 25 Division (o)
 Accumulation unit value:
    Beginning of period                                                                           $8.57
    End of period                                                                                 $7.33
  Accumulation units outstanding
  at the end of period                                                                            9,175

First Trust/JNL Target Small-Cap Division (o)
 Accumulation unit value:
    Beginning of period                                                                          $12.27
    End of period                                                                                $10.95
  Accumulation units outstanding
  at the end of period                                                                            6,071

(a) Commencement of operations October 8, 2002.
(b) Commencement of operations August 26, 2002.
(c) Commencement of operations November 7, 2002.
(d) Commencement of operations October 11, 2002.
(e) Commencement of operations April 24, 2002.
(f) Commencement of operations August 5, 2002.
(g) Commencement of operations September 3, 2002.
(h) Commencement of operations July 9, 2002.
(i) Commencement of operations June 24, 2002.
(j) Commencement of operations October 7, 2002.
(k) Commencement of operations September 17, 2002.
(l) Commencement of operations May 16, 2002.
(m) These investment divisions had not commenced operations as of December 31, 2002.
(n) Commencement of operations August 14, 2002.
(o) Commencement of operations July 8, 2002.

ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.60% (INCLUDES EARNINGS PROTECTION AND PREMIUM CREDIT 2%)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                    DECEMBER 31,
                                                                                            2002
AIM/JNL Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

AIM/JNL Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

AIM/JNL Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

Alger/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

Alliance Capital/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

Eagle/JNL Core Equity Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

Eagle/JNL SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

Janus/JNL Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

Janus/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

Janus/JNL Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

JPMorgan/JNL Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

JPMorgan/JNL International Value Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

Lazard/JNL Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

Lazard/JNL Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

Mellon Capital Management/JNL Bond Index Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

Mellon Capital Management/JNL International Index Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

Mellon Capital Management/JNL S&P 400 Mid Cap Index Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

Mellon Capital Management/JNL S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

Mellon Capital Management/JNL Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

Oppenheimer/JNL Global Growth Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

Oppenheimer/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

PIMCO/JNL Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

PPM America/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

PPM America/JNL High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

PPM America/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

Putnam/JNL Equity Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

Putnam/JNL International Equity Division
Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

Putnam/JNL Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

Putnam/JNL Value Equity Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of the period                                                                N/A (b)

S&P/JNL Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

S&P/JNL Conservative Growth Division I (a)
  Accumulation unit value:
    Beginning of period                                                                    $9.96
    End of period                                                                          $9.49
  Accumulation units outstanding
  at the end of period                                                                     7,169

S&P/JNL Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

S&P/JNL Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

S&P/JNL Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

S&P/JNL Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

S&P/JNL Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

S&P/JNL Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

S&P/JNL Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of the period                                                                N/A (b)

Salomon Brothers/JNL U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

T. Rowe Price/JNL Established Growth Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

T. Rowe Price/JNL Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

T. Rowe Price/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

First Trust/JNL The DowSM Target 10 Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

First Trust/JNL The S&P (R) Target 10 Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

First Trust/JNL The Global Target 15 Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

First Trust/JNL Target 25 Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

First Trust/JNL Target Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                                   N/A (b)
    End of period                                                                         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                    N/A (b)

(a) Commencement of operations June 24, 2002.
(b) These investment divisions had not commenced operations at December 31, 2002.

ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.75% (INCLUDES EARNINGS PROTECTION AND PREMIUM CREDIT 2%)

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                  DECEMBER 31,
                                                                                          2002

AIM/JNL Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

AIM/JNL Premier Equity II Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

AIM/JNL Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

Alger/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

Alliance Capital/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

Eagle/JNL Core Equity Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

Eagle/JNL SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

Janus/JNL Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

Janus/JNL Balanced Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

Janus/JNL Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

JPMorgan/JNL Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

JPMorgan/JNL International Value Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

Lazard/JNL Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

Lazard/JNL Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

Mellon Capital Management/JNL Bond Index Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

Mellon Capital Management/JNL International Index Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

Mellon Capital Management/JNL S&P 400 Mid Cap Index Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

Mellon Capital Management/JNL S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

Mellon Capital Management/JNL Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

Oppenheimer/JNL Global Growth Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

Oppenheimer/JNL Growth Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

PIMCO/JNL Total Return Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                  $11.83
    End of period                                                                        $12.30
  Accumulation units outstanding
  at the end of period                                                                    216

PPM America/JNL Balanced Division (c)
  Accumulation unit value:
    Beginning of period                                                                   $7.18
    End of period                                                                        $15.85
  Accumulation units outstanding
  at the end of period                                                                      0

PPM America/JNL High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

PPM America/JNL Money Market Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

PPM America/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

Putnam/JNL Equity Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

Putnam/JNL International Equity Division
Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

Putnam/JNL Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

Putnam/JNL Value Equity Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of the period                                                              N/A (b)

S&P/JNL Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

S&P/JNL Conservative Growth Division I
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

S&P/JNL Core Index 100 Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

S&P/JNL Core Index 50 Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

S&P/JNL Core Index 75 Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

S&P/JNL Equity Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

S&P/JNL Equity Growth Division I
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

S&P/JNL Moderate Growth Division I
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

S&P/JNL Very Aggressive Growth Division I
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

Salomon Brothers/JNL Global Bond Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of the period                                                              N/A (b)

Salomon Brothers/JNL U.S. Government & Quality Bond Division (c)
  Accumulation unit value:
    Beginning of period                                                                  $12.87
    End of period                                                                        $13.76
  Accumulation units outstanding
  at the end of period                                                                   1,672

T. Rowe Price/JNL Established Growth Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

T. Rowe Price/JNL Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

T. Rowe Price/JNL Value Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

First Trust/JNL The DowSM Target 10 Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

First Trust/JNL The S&P (R) Target 10 Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

First Trust/JNL The Global Target 15 Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

First Trust/JNL Target 25 Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

First Trust/JNL Target Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                                 N/A (b)
    End of period                                                                       N/A (b)
  Accumulation units outstanding
  at the end of period                                                                  N/A (b)

(a) Commencement of operations June 24, 2002.

(b) These investment divisions had not commenced operations as of December 31, 2002.

(c) Commencement of operations May 3, 2002.



ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL


Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.


For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.


The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.


Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

WITHHOLDING TAX ON DISTRIBUTIONS


The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.


An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.


Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.


DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS


Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson National intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract owner control of the investments of a segregated asset account will cause the Contract owner to be treated as the owner of the assets of the segregated asset account pursuant to Revenue Rulings 77-85, 80-274 and 81-225 that are referenced in the Prospectus. The Treasury Department also stated in 1986 that further guidance on this issue would be forthcoming. The only official guidance that has been issued on this issue since the regulations were published in 1986 was Revenue Procedure 99-44 which stated that satisfying the asset diversification regulations "does not prevent a Contract holder's control of the investments of a segregated asset account from causing the Contract holder, rather than the insurance company, to be treated as the owner of the assets in the account."

The amount of owner control which may be exercised under the Contract is not comparable to the kinds of control that were present in any of the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was the owner of the assets of the separate account. At this time it cannot be determined whether additional guidance will be provided on these issues and what standards may be contained in such guidance. Due to the uncertainty in this area, Jackson National reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.


MULTIPLE CONTRACTS


The Code provides that multiple annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.


PARTIAL 1035 EXCHANGES


Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998, in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision that indicated it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity Contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.


TAX TREATMENT OF ASSIGNMENTS


An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.


DEATH BENEFITS


Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.


TAX-QUALIFIED PLANS


The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan.


TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS


Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.


TAX-QUALIFIED CONTRACTS


In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.


Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.


Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract. The IRS has announced that it is reconsidering this rule and that during its reconsideration, the rule is not effective. The IRS has further announced that if this rule, or a similar rule is adopted after its reconsideration, such rule will not come into effect before January 2004.


TYPES OF TAX-QUALIFIED PLANS


The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures. Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.


         (a) Tax-Sheltered Annuities


         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.


         (b) Individual Retirement Annuities


         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.


         (c) Roth IRA Annuities


         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005, and $1,000 for 2006 and later.


         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.


         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.


         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.


         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


         (e) Eligible Deferred Compensation Plans -- Section 457


         Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of $8,500 or 33 1/3% of the participant's includible compensation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. The Act also increases the 33 1/3% of compensation limitation on deferrals to 100% of compensation. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will by $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.


         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.


         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.


         In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:


          o    attains age 70 1/2,

          o    severs employment,

          o    dies, or


          o suffers an unforeseeable financial emergency as defined in the regulations.


Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.


NET INVESTMENT FACTOR


The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:


         (a) is the net result of:


                  (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

                  (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

                  (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

         (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and


         (c) is the asset charge factor determined by Jackson National for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.


Also see "Income Payments (The Income Phase)" in the Prospectus.


Since the net investment factor may be greater than, less than, or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

                      Jackson National Separate Account - I




                                [GRAPHIC OMITTED]








                              Financial Statements

                                December 31, 2002

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002


                                          AIM/                AIM/              AIM/                              Alliance
                                     JNL Large Cap        JNL Premier       JNL Small Cap       Alger/JNL        Capital/JNL
                                    Growth Portfolio  Equity II Portfolio  Growth Portfolio  Growth Portfolio  Growth Portfolio
                                    ----------------  -------------------  ----------------  ----------------  ----------------
ASSETS
Investments, at value (a)            $ 6,521,659       $ 4,773,236          $ 12,080,801      $143,546,035      $ 25,760,828
Receivables:
   Investment securities sold              1,308               565                 3,542           104,893             2,905
   Sub-account units sold                  9,567            39,448                12,988             9,890               217
                                    ----------------  -------------------  ----------------  ----------------  ----------------
TOTAL ASSETS                           6,532,534         4,813,249            12,097,331       143,660,818        25,763,950
                                    ----------------  -------------------  ----------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased         9,567            39,448                12,988             9,890               217
   Sub-account units redeemed              1,041               376                 3,059            99,359             1,893
   Insurance fees due to Jackson
     National Life                           267               189                   483             5,534             1,012
                                    ----------------  -------------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES                         10,875            40,013                16,530           114,783             3,122
                                    ----------------  -------------------  ----------------  ----------------  ----------------
NET ASSETS (NOTE 6)                  $ 6,521,659       $ 4,773,236          $ 12,080,801      $143,546,035      $ 25,760,828
----------------------------------  ================  ===================  ================  ================  ================

(a)  Investment shares                   799,223           604,207              1,433,072       13,157,290         3,228,174
      Investments at cost            $ 7,172,783       $ 5,622,872          $  13,752,614     $220,190,696      $ 34,872,266


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                                        Eagle/JNL       First Trust/JNL    First Trust/JNL   First Trust/JNL
                                     Eagle/JNL Core      SmallCap        Communications        Energy       Financial Sector
                                    Equity Portfolio  Equity Portfolio  Sector Portfolio  Sector Portfolio     Portfolio
                                    ----------------  ----------------  ----------------  ----------------  ----------------

ASSETS                               $ 55,566,059      $ 60,051,229      $ 6,113,334       $ 7,405,088       $ 14,179,432
Investments, at value (a)
Receivables:
   Investment securities sold              57,945            36,443            7,475               304              2,312
   Sub-account units sold                  40,124           110,403               78                78                 68
                                    ----------------  ----------------  ----------------  ----------------  ----------------
TOTAL ASSETS                           55,664,128        60,198,075        6,120,887         7,405,470         14,181,812
                                    ----------------  ----------------  ----------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased         40,124           110,403               78                78                 68
   Sub-account units redeemed              55,789            34,123            7,239                18              1,766
   Insurance fees due to Jackson
     National Life                          2,156             2,320              236               286                546
                                    ----------------  ----------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES                          98,069           146,846            7,553               382              2,380
                                    ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS (NOTE 6)                  $ 55,566,059       $60,051,229       $ 6,113,334      $ 7,405,088       $ 14,179,432
----------------------------------  ================  ================  ================  ================  ================
(a)  Investment shares                  4,852,931         5,000,102         1,940,741          690,773          1,633,575
     Investments at cost             $ 68,805,148      $ 73,792,112    $   15,602,371      $ 8,381,835       $ 16,439,163


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                                                        First Trust/JNL
                                   First Trust/JNL   First Trust/JNL    Pharmaceutical/   First Trust/JNL   First Trust/JNL
                                    Global Target    Leading Brands       Healthcare         Target 25      Target Small-Cap
                                    15 Portfolio     Sector Portfolio   Sector Portfolio     Portfolio         Portfolio
                                   ---------------   ----------------   ----------------  ---------------   ----------------
ASSETS
Investments, at value (a)           $ 30,518,334      $ 9,464,594        $ 18,281,900      $ 37,494,359      $ 38,586,226
Receivables:
   Investment securities sold             10,960            5,076               2,413            32,897            36,000
   Sub-account units sold                 91,162            1,726                  30            85,616           136,099
                                   ---------------   ----------------   ----------------  ---------------   ----------------
TOTAL ASSETS                          30,620,456        9,471,396          18,284,343        37,612,872        38,758,325
                                   ---------------   ----------------   ----------------  ---------------   ----------------

LIABILITIES
Payables:
   Investment securities purchased        91,162            1,726                  30            85,616           136,099
   Sub-account units redeemed              9,704            4,711               1,708            31,341            34,431
   Insurance fees due to Jackson
     National Life                         1,256              365                 705             1,556             1,569
                                   ---------------   ----------------   ----------------  ---------------   ----------------
TOTAL LIABILITIES                        102,122            6,802               2,443           118,513           172,099
                                   ---------------   ----------------   ----------------  ---------------   ----------------
NET ASSETS (NOTE 6)                 $ 30,518,334      $ 9,464,594        $ 18,281,900      $ 37,494,359      $ 38,586,226
---------------------------------- ===============   ================   ================  ===============   ================
(a)  Investment shares                 4,079,991        1,068,239           2,079,852         4,680,944         3,223,578
     Investments at cost            $ 32,736,835      $ 9,928,701        $ 23,932,302      $ 39,521,667      $ 41,305,379



JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                      First Trust/JNL   First Trust/JNL   First Trust/JNL   First Trust/JNL      Janus/JNL
                                        Technology      The Dow Target    The Dow Target    The S&P Target       Aggressive
                                      Sector Portfolio   10 Portfolio      5 Portfolio        10 Portfolio    Growth Portfolio
                                      ----------------  ---------------   ---------------   ---------------   ----------------
ASSETS
Investments, at value (a)              $ 14,504,357      $ 80,796,119      $ 8,046,768       $ 41,226,542      $168,571,384
Receivables:
   Investment securities sold                 5,071            67,934              313             31,961            94,126
   Sub-account units sold                       839           108,291           10,000             99,383            12,143
                                      ----------------  ---------------   ---------------   ---------------   ----------------
TOTAL ASSETS                             14,510,267        80,972,344        8,057,081         41,357,886       168,677,653
                                      ----------------  ---------------   ---------------   ---------------   ----------------

LIABILITIES
Payables:
   Investment securities purchased              839           108,291           10,000             99,383            12,143
   Sub-account units redeemed                 4,511            64,702                2             30,291            87,644
   Insurance fees due to Jackson
     National Life                              560             3,232              311              1,670             6,482
                                      ----------------  ---------------   ---------------   ---------------   ----------------
TOTAL LIABILITIES                             5,910           176,225           10,313            131,344           106,269
                                      ----------------  ---------------   ---------------   ---------------   ----------------
NET ASSETS (NOTE 6)                    $ 14,504,357      $ 80,796,119      $ 8,046,768       $ 41,226,542      $168,571,384
-------------------------------       ================  ===============   ===============   ===============   ================
(a)  Investment shares                    3,437,051        10,049,269        1,219,207          5,347,152        12,937,175
     Investments at cost               $ 30,945,244      $ 85,412,161      $ 9,153,569       $ 49,060,459      $290,625,651

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                                                                             JPMorgan/JNL
                                     Janus/JNL          Janus/JNL          Janus/JNL           Enhanced          JPMorgan/JNL
                                     Balanced            Capital             Global          S&P 500 Stock      International
                                     Portfolio       Growth Portfolio   Equities Portfolio   Index Portfolio     Value Portfolio
                                    ------------     ----------------   ------------------   ---------------    ----------------
ASSETS
Investments, at value (a)            $ 57,817,177     $121,682,592       $174,428,060         $ 6,939,130        $ 438,152
Receivables:
   Investment securities sold               5,874          116,587            189,116               3,621               33
   Sub-account units sold                 107,197            8,276              5,877              83,800            1,872
                                    ------------     ----------------   ------------------   ---------------    ----------------
TOTAL ASSETS                           57,930,248      121,807,455        174,623,053           7,026,551          440,057
                                    ------------     ----------------   ------------------   ---------------    ----------------

LIABILITIES
Payables:
   Investment securities purchased       107,197            8,276              5,877               83,800            1,872
   Sub-account units redeemed              3,636          111,908            182,419                3,318               14
   Insurance fees due to Jackson
     National Life                         2,238            4,679              6,697                  303               19
                                    ------------     ----------------   ------------------   ---------------    ----------------
TOTAL LIABILITIES                        113,071          124,863            194,993               87,421            1,905
                                    ------------     ----------------   ------------------   ---------------    ----------------
NET ASSETS (NOTE 6)                  $ 57,817,177     $121,682,592       $174,428,060         $ 6,939,130        $ 438,152
----------------------------------  =============    ================   ==================   ===============    ================
(a)  Investment shares                 6,999,658        12,429,274         12,405,979           1,126,482           78,804
     Investments at cost            $ 64,501,941      $219,422,391       $280,926,054         $ 7,359,294        $ 445,157


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002
                                                                        Mellon Capital    Mellon Capital     Mellon Capital
                                     Lazard/JNL        Lazard/JNL       Management/JNL    Management/JNL     Management/JNL
                                       Mid Cap         Small Cap        Bond Index        International      S&P 400 Mid Cap
                                    Value Portfolio   Value Portfolio   Portfolio         Index Portfolio    Index Portfolio
                                   --------------    -------------     -------------      -------------     ------------
ASSETS
Investments, at value (a)            $ 29,044,979     $ 28,814,396      $ 12,445,755        $ 8,581,992      $11,541,234
Receivables:
   Investment securities sold              19,919            6,535             4,690              4,456           30,131
   Sub-account units sold                 133,015          141,172            21,926             18,732           17,994
                                    --------------    -------------     -------------      -------------     ------------
TOTAL ASSETS                           29,197,913       28,962,103        12,472,371          8,605,180       11,589,359
                                    --------------    -------------     -------------      -------------     ------------

LIABILITIES
Payables:
   Investment securities purchased
   Sub-account units redeemed             133,015          141,172            21,926             18,732           17,994
   Insurance fees due to Jackson           18,765            5,389             4,153              4,089           29,638
     National Life                          1,154            1,146               537                367              493
                                    --------------    -------------     -------------      -------------     ------------
TOTAL LIABILITIES                         152,934          147,707            26,616             23,188           48,125
                                    --------------    -------------     -------------      -------------     ------------
NET ASSETS (NOTE 6)                  $ 29,044,979     $ 28,814,396      $ 12,445,755        $ 8,581,992      $11,541,234
----------------------------------  ==============    =============     =============      =============     ============
(a)  Investment shares                  2,839,196        3,065,361         1,187,572          1,016,824        1,349,852
     Investments at cost             $ 32,453,514     $ 33,338,459      $ 12,441,266        $ 9,272,158      $12,266,291

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002


                                    Mellon Capital    Mellon Capital
                                    Management/JNL    Management/JNL   Oppenheimer/JNL                      PIMCO/JNL
                                      S&P 500           Small Cap       Global Growth   Oppenheimer/JNL    Total Return
                                   Index Portfolio   Index Portfolio      Portfolio     Growth Portfolio  Bond Portfolio
                                    ------------      ------------      ------------      -------------    -------------
ASSETS
Investments, at value (a)           $ 21,548,337      $ 9,631,821       $ 23,909,788      $ 6,556,513       $110,041,112
Receivables:
   Investment securities sold            108,555           14,359              6,993            2,169             75,910
   Sub-account units sold                 16,663            7,783            131,740           23,770            641,553
                                    ------------      ------------      ------------      -------------    -------------
TOTAL ASSETS                          21,673,555        9,653,963         24,048,521        6,582,452        110,758,575
                                    ------------      ------------      ------------      -------------    -------------

LIABILITIES
Payables:
   Investment securities purchased        16,663            7,783            131,740           23,770            641,553
   Sub-account units redeemed            107,638           13,940              6,057            1,915             71,501
   Insurance fees due to Jackson
        National Life                        917              419                936              254              4,409
                                    ------------      ------------      ------------      -------------    -------------
TOTAL LIABILITIES                        125,218           22,142            138,733           25,939            717,463
                                    ------------      ------------      ------------      -------------    -------------
NET ASSETS (NOTE 6)                  $ 21,548,337     $ 9,631,821       $ 23,909,788      $ 6,556,513       $110,041,112
----------------------------------  ============      ============      ============      =============    =============


(a)  Investment shares                  2,766,154        1,213,076          3,320,804         932,648          9,486,303
     Investments at cost             $ 22,984,486     $ 10,401,087       $ 27,752,461     $ 7,614,452       $105,644,144


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                    PPM America/      PPM America/       PPM America/       PPM America/
                                    JNL Balanced      JNL High Yield      JNL Money          JNL Value        Putnam/JNL
                                      Portfolio       Bond Portfolio    Market Portfolio     Portfolio      Equity Portfolio
                                    --------------    -------------     -------------      -------------     ------------
ASSETS
Investments, at value (a)
Receivables:                         $198,402,650      $117,270,222      $125,158,850         $ 526,318      $139,925,062
   Investment securities sold              52,581            35,815           657,454             1,101           147,445
   Sub-account units sold                 261,933           135,075           264,258                 -               739
                                    --------------     -------------     -------------     -------------     ------------
TOTAL ASSETS                          198,717,164       117,441,112       126,080,562           527,419       140,073,246
                                    --------------     -------------     -------------     -------------     ------------

LIABILITIES
Payables:
   Investment securities purchased        261,933           135,075           264,258                 -               739
   Sub-account units redeemed              44,908            31,280           652,516             1,080           142,065
   Insurance fees due to Jackson
        National Life                       7,673             4,535             4,938                21             5,380
                                    --------------     -------------     -------------     -------------     ------------
TOTAL LIABILITIES                         314,514           170,890           921,712             1,101           148,184
                                    --------------     -------------     -------------     -------------     ------------
NET ASSETS (NOTE 6)                  $198,402,650      $117,270,222      $125,158,850         $ 526,318      $139,925,062
----------------------------------  ==============     =============     =============     =============     ============

(a)  Investment shares                 15,099,136        15,053,944       125,158,850            47,978        10,730,450
     Investments at cost             $194,083,759      $129,326,495      $124,982,507         $ 524,723      $223,502,568


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                        Putnam/JNL         Putnam/JNL      Putnam/JNL        S&P/JNL         S&P/JNL
                                       International         Midcap       Value Equity      Aggressive      Conservative
                                     Equity Portfolio   Growth Portfolio    Portfolio    Growth Portfolio Growth Portfolio I
                                       ------------      --------------    ------------    -------------    -------------
ASSETS
Investments, at value (a)              $ 66,507,679      $ 13,388,777      $188,294,204    $ 92,401,260      $217,581,226
Receivables:
   Investment securities sold                11,511             1,190            41,944          49,095           169,337
   Sub-account units sold                    50,531            36,021            38,228         125,766           260,863
                                       ------------      --------------    ------------    -------------    -------------
TOTAL ASSETS                             66,569,721        13,425,988       188,374,376      92,576,121       218,011,426
                                       ------------      --------------    ------------    -------------    -------------

LIABILITIES
Payables:
   Investment securities purchased           50,531            36,021            38,228         125,766           260,863
   Sub-account units redeemed                 8,932               669            34,684          45,482           160,738
   Insurance fees due to Jackson
        National                              2,579               521             7,260           3,613             8,599
                                       ------------      --------------    ------------    -------------    -------------
TOTAL LIABILITIES                            62,042            37,211            80,172         174,861           430,200
                                       ------------      --------------    ------------    -------------    -------------
NET ASSETS (NOTE 6)                    $ 66,507,679      $ 13,388,777      $188,294,204    $ 92,401,260      $217,581,226
----------------------------------     ============      ==============    ============    =============    =============

(a)  Investment shares                    8,762,540         2,620,113        14,417,627      10,948,017        22,951,606
     Investments at cost               $ 85,915,336      $ 19,589,669      $232,153,585    $125,469,334      $247,272,433


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                        S&P/JNL Core     S&P/JNL Core     S&P/JNL Core     S&P/JNL Equity
                                         Index 100         Index 50         Index 75        Aggressive          S&P/JNL Equity
                                         Portfolio        Portfolio        Portfolio      Growth Portfolio    Growth Portfolio I
                                       --------------    -------------    -------------    --------------       ------------

ASSETS                                  $ 14,171,648      $ 1,967,658      $ 4,459,745     $ 30,101,080         $ 99,366,446
Investments, at value (a)
Receivables:
   Investment securities sold                  4,652              500            1,647            4,033              157,876
   Sub-account units sold                     11,750                -           77,352            2,710               86,381
                                       --------------    -------------    -------------    --------------       ------------
TOTAL ASSETS                              14,188,050        1,968,158        4,538,744       30,107,823           99,610,703
                                       --------------    -------------    -------------    --------------       ------------

LIABILITIES
Payables:
   Investment securities purchased            11,750                -           77,352            2,710               86,381
   Sub-account units redeemed                  4,050              411            1,462            2,856              154,014
   Insurance fees due to Jackson
        National                                 602               89              185            1,177                3,862
                                       --------------    -------------    -------------    --------------       ------------
TOTAL LIABILITIES                             16,402              500           78,999            6,743              244,257
                                       --------------    -------------    -------------    --------------       ------------
NET ASSETS (NOTE 6)                     $ 14,171,648      $ 1,967,658      $ 4,459,745     $ 30,101,080         $ 99,366,446
----------------------------------     ==============    =============    =============    ==============       ============

(a)  Investment shares                     1,636,449          250,977          540,575        4,095,385           13,337,778
     Investments at cost                $ 14,866,344      $ 2,230,266      $ 4,760,192     $ 47,095,180         $153,810,470

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002

                                                                                             Salomon
                                                                           Salomon         Brothers/JNL
                                       S&P/JNL             S&P/JNL        Brothers/       U.S. Government   T. Rowe Price/
                                       Moderate        Very Aggressive     JNL Global        & Quality     JNL Established
                                    Growth Portfolio   Growth Portfolio  Bond Portfolio   Bond Portfolio  Growth Portfolio
                                    --------------     ---------------    -----------      ------------      ------------
ASSETS
Investments, at value (a)           $316,689,329       $ 41,053,076      $ 65,310,111      $254,324,137      $214,065,324
Receivables:
   Investment securities sold           295,316             145,251            11,889            61,325            99,616
   Sub-account units sold               196,073                 534           105,636           874,287            66,660
                                    ------------       ------------      ------------      ------------      ------------
TOTAL ASSETS                        317,180,718          41,198,861        65,427,636       255,259,749       214,231,600
                                    ------------       ------------      ------------      ------------      ------------

LIABILITIES
Payables:
   Investment securities purchased      196,073                 534           105,636           874,287            66,660
   Sub-account units redeemed           282,781             143,665             9,366            51,398            91,367
   Insurance fees due to Jackson
        National Life                    12,535               1,586             2,523             9,927             8,249
                                    ------------       ------------      ------------      ------------      ------------
TOTAL LIABILITIES                       491,389             145,785           117,525           935,612           166,276
                                    ------------       ------------      ------------      ------------      ------------
NET ASSETS (NOTE 6)                 $316,689,329       $ 41,053,076      $ 65,310,111      $254,324,137      $214,065,324
----------------------------------  ============       ============      ============      ============      ============


(a)  Investment shares                34,236,684          5,387,543         6,143,943        21,389,751        16,658,780
      Investments at cost           $379,872,469       $ 67,132,739      $ 61,616,233      $242,757,159      $254,623,613


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002


                                       T. Rowe Price/          T. Rowe
                                        JNL Mid-Cap           Price/JNL
                                      Growth Portfolio     Value Portfolio
                                      ---------------        -------------
ASSETS
Investments, at value (a)               $196,824,482          $ 85,131,019
Receivables:
   Investment securities sold                157,082                77,437
   Sub-account units sold                    125,357               139,763
                                       --------------         -------------
TOTAL ASSETS                             197,106,921            85,348,219
                                       --------------         -------------

LIABILITIES
Payables:
   Investment securities purchased           125,357               139,763
   Sub-account units redeemed                149,491                74,105
   Insurance fees due to Jackson
        National Life                          7,591                 3,332
                                       --------------         -------------
TOTAL LIABILITIES                            282,439               217,200
                                       --------------         -------------
NET ASSETS (NOTE 6)                     $196,824,482          $ 85,131,019
----------------------------------     ==============         =============

(a)  Investment shares                    10,904,403             9,233,299
      Investments at cost               $208,649,497          $ 98,300,497

                     See notes to the financial statements.

Jackson National Separate Account - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                                AIM/           AIM/JNL             AIM/                               Alliance
                                           JNL Large Cap    Premier Equity     JNL Small Cap       Alger/JNL         Capital/JNL
                                          Growth Portfolio   II Portfolio    Growth Portfolio   Growth Portfolio   Growth Portfolio
                                           --------------   --------------    --------------     ------------      --------------
INVESTMENT INCOME
   Dividends                                $        -       $        -        $        -         $        -        $         -
                                           --------------   --------------    --------------     ------------      --------------

EXPENSES
   Insurance charges (Note 5)                   49,673           52,438           109,067          2,877,745            393,501
                                           --------------   --------------    --------------     ------------      --------------
TOTAL EXPENSES                                  49,673           52,438           109,067          2,877,745            393,501
                                           --------------   --------------    --------------     ------------      --------------
NET INVESTMENT LOSS                            (49,673)         (52,438)         (109,067)        (2,877,745)          (393,501)
                                           --------------   --------------    --------------     ------------      --------------

REALIZED AND UNREALIZED LOSS
Net realized gain (loss) on:
   Distributions from investment companies      12,684           18,142             1,102                  -                 -
   Investments                                (304,327)        (408,406)         (724,519)       (23,935,492)        (6,421,283)
Net change in unrealized appreciation
   (depreciation) on investments              (654,360)        (879,579)       (1,746,405)       (61,941,847)        (4,462,214)
                                           --------------   --------------    --------------     ------------      --------------
NET REALIZED AND UNREALIZED LOSS              (946,003)      (1,269,843)       (2,469,822)       (85,877,339)       (10,883,497)
                                           --------------   --------------    --------------     ------------      --------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                          $ (995,676)     $(1,322,281)      $(2,578,889)       $(88,755,084)      $(11,276,998)
                                           ==============   ==============    ==============     ============      ==============


Jackson National Separate Account - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                                                Eagle/JNL        First Trust/JNL   First Trust/JNL   First Trust/JNL
                                          Eagle/JNL Core         SmallCap        Communications        Energy       Financial Sector
                                         Equity Portfolio    Equity Portfolio   Sector Portfolio   Sector Portfolio   Portfolio
                                          --------------      -------------      -------------      -------------      ------------

INVESTMENT INCOME
   Dividends                              $    465,208       $          -        $         -         $        -       $         -
                                         --------------      -------------      -------------      -------------      ------------

EXPENSES
   Insurance charges (Note 5)                  907,699          1,069,100            102,739            112,583           232,123
                                         --------------      -------------      -------------      -------------      ------------
TOTAL EXPENSES                                 907,699          1,069,100            102,739            112,583           232,123
                                         --------------      -------------      -------------      -------------      ------------
NET INVESTMENT LOSS                           (442,491)        (1,069,100)          (102,739)          (112,583)         (232,123)
                                         --------------      -------------      -------------      -------------      ------------
R
EALIZED AND UNREALIZED LOSS
Net realized gain (loss) on:
   Distributions from investment
    companies                                        -                  -                  -                  -                 -
   Investments                              (3,115,563)        (4,938,041)        (4,715,022)          (457,665)         (324,365)
Net change in unrealized appreciation
   (depreciation) on investments           (12,792,317)       (16,802,459)          (357,029)            94,329        (2,281,904)
                                         --------------      -------------      -------------      -------------      ------------
NET REALIZED AND UNREALIZED LOSS           (15,907,880)       (21,740,500)        (5,072,051)          (363,336)       (2,606,269)
                                         --------------      -------------      -------------      -------------      ------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $(16,350,371)      $(22,809,600)       $(5,174,790)        $ (475,919)      $(2,838,392)
                                         ==============      =============      =============      =============      ============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

                                                                       First Trust/JNL
                                   First Trust/JNL  First Trust/JNL   Pharmaceutical/   First Trust/JNL   First Trust/JNL
                                    Global Target    Leading Brands      Healthcare       Target 25       Target Small-Cap
                                    15 Portfolio    Sector Portfolio  Sector Portfolio     Portfolio          Portfolio
                                    ------------     ------------      ------------      ------------      ------------
INVESTMENT INCOME
   Dividends                        $         -       $        -       $         -       $         -        $        -
                                    ------------     ------------      ------------      ------------      ------------

EXPENSES
   Insurance charges (Note 5)           232,869          132,076           299,908           275,838           329,611
                                    ------------     ------------      ------------      ------------      ------------
TOTAL EXPENSES                          232,869          132,076           299,908           275,838           329,611
                                    ------------     ------------      ------------      ------------      ------------
NET INVESTMENT LOSS                    (232,869)        (132,076)         (299,908)         (275,838)         (329,611)
                                    ------------     ------------      ------------      ------------      ------------

REALIZED AND UNREALIZED LOSS
Net realized loss on:
   Distributions from investment
     companies                                -                -                 -                 -                 -
   Investments                         (230,421)         (56,056)       (1,240,496)         (366,208)         (514,622)
Net change in unrealized
   depreciation on investments       (2,655,375)        (614,164)       (7,127,272)       (2,613,015)       (3,715,099)
                                    ------------     ------------      ------------      ------------      ------------
NET REALIZED AND UNREALIZED LOSS     (2,885,796)        (670,220)       (8,367,768)       (2,979,223)       (4,229,721)
                                    ------------     ------------      ------------      ------------      ------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                  $(3,118,665)      $ (802,296)      $(8,667,676)      $(3,255,061)      $(4,559,332)
                                    ============     ============      ============      ============      ============


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002



                                     First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL     Janus/JNL
                                      Technology        The Dow Target    The Dow Target    The S&P Target     Aggressive
                                    Sector Portfolio     10 Portfolio      5 Portfolio       10 Portfolio    Growth Portfolio
                                     --------------     -------------     -------------     -------------     ------------
INVESTMENT INCOME
   Dividends                           $         -       $         -       $         -       $         -      $          -
                                     --------------     -------------     -------------     -------------     ------------

EXPENSES
   Insurance charges (Note 5)              239,316           784,739           115,716           408,060         3,274,638
                                     --------------     -------------     -------------     -------------     ------------
TOTAL EXPENSES                             239,316           784,739           115,716           408,060         3,274,638
                                     --------------     -------------     -------------     -------------     ------------
NET INVESTMENT LOSS                       (239,316)         (784,739)         (115,716)         (408,060)       (3,274,638)
                                     --------------     -------------     -------------     -------------     ------------

REALIZED AND UNREALIZED LOSS
Net realized loss on:
   Distributions from investment
     companies                                   -                 -                 -                 -                 -
   Investments                          (5,324,602)       (1,632,975)         (377,688)       (1,117,703)      (64,115,763)
Net change in unrealized
   depreciation on investments          (3,289,757)       (4,873,956)         (843,291)       (5,441,660)      (27,297,694)
                                     --------------     -------------     -------------     -------------     ------------
NET REALIZED AND UNREALIZED LOSS        (8,614,359)       (6,506,931)       (1,220,979)       (6,559,363)      (91,413,457)
                                     --------------     -------------     -------------     -------------     ------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                     $(8,853,675)      $(7,291,670)      $(1,336,695)      $(6,967,423)     $(94,688,095)
                                     ==============     =============     =============     =============     =============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                                                                             JPMorgan/JNL
                                         Janus/JNL       Janus/JNL         Janus/JNL           Enhanced           JPMorgan/JNL
                                         Balanced         Capital           Global           S&P 500 Stock        International
                                         Portfolio    Growth Portfolio  Equities Portfolio  Index Portfolio (b)  Value Portfolio (b)
                                        ------------    --------------    --------------     --------------     ------------
INVESTMENT INCOME
   Dividends                            $ 1,330,751     $         -       $ 1,687,054         $    2,448         $    9,488
                                        ------------    --------------    --------------     --------------     ------------

EXPENSES
   Insurance charges (Note 5)               828,353       2,343,407         3,430,645             35,982                948
                                        ------------    --------------    --------------     --------------     ------------
TOTAL EXPENSES                              828,353       2,343,407         3,430,645             35,982                948
                                        ------------    --------------    --------------     --------------     ------------
NET INVESTMENT INCOME (LOSS)                502,398      (2,343,407)       (1,743,591)           (33,534)             8,540
                                        ------------    --------------    --------------     --------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
     companies                                    -               -                 -                  -                  -
   Investments                           (1,524,309)    (141,217,124)     (32,535,630)           (80,101)             2,723
Net change in unrealized appreciation
   (depreciation) on investments         (4,046,717)     76,268,393       (48,789,449)          (420,164)            (7,005)
                                        ------------    --------------    --------------     --------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS   (5,571,026)    (64,948,731)      (81,325,079)          (500,265)            (4,282)
                                        ------------    --------------    --------------     --------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                      $(5,068,628)     $(67,292,138)     $(83,068,670)       $ (533,799)        $    4,258
----------------------------------      ============     =============    ==============     ==============     ============
(a)  Inception date January 15, 2002.
(b)  Inception date September 30, 2002.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                                                            Mellon Capital     Mellon Capital     Mellon Capital
                                         Lazard/JNL        Lazard/JNL       Management/JNL     Management/JNL     Management/JNL
                                           Mid Cap         Small Cap         Bond Index        International      S&P 400 Mid Cap
                                        Value Portfolio  Value Portfolio    Portfolio (a)   Index Portfolio (a)  Index Portfolio (a)
                                        --------------    -------------     -------------      -------------      ---------------

INVESTMENT INCOME
   Dividends                              $    90,102      $       137         $ 404,499         $  194,866           $   74,203
                                        --------------    -------------     -------------      -------------      ---------------

EXPENSES
   Insurance charges (Note 5)                 275,048          290,574            69,438             46,941               69,140
                                        --------------    -------------     -------------      -------------      ---------------
TOTAL EXPENSES                                275,048          290,574            69,438             46,941               69,140
                                        --------------    -------------     -------------      -------------      ---------------
NET INVESTMENT INCOME (LOSS)                 (184,946)        (290,437)          335,061            147,925                5,063
                                        --------------    -------------     -------------      -------------      ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
     companies                                 61,317          111,096            23,968                  -                    -
   Investments                             (1,629,466)      (2,244,721)           54,224            (67,550)            (207,705)
Net change in unrealized appreciation
   (depreciation) on investments           (3,339,100)      (4,531,388)            4,489           (690,166)            (725,057)
                                        --------------    -------------     -------------      -------------      ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS     (4,907,249)      (6,665,013)           82,681           (757,716)            (932,762)
                                        --------------    -------------     -------------      -------------      ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $(5,092,195)     $(6,955,450)          $ 417,742       $ (609,791)          $ (927,699)
----------------------------------      ==============    =============       =============    =============      ===============
(a)  Inception date January 15, 2002.
(b)  Inception date September 30, 2002.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                       Mellon Capital   Mellon Capital
                                       Management/JNL   Management/JNL   Oppenheimer/JNL                       PIMCO/JNL
                                          S&P 500         Small Cap       Global Growth    Oppenheimer/JNL    Total Return
                                   Index Portfolio(a)  Index Portfolio(a)  Portfolio      Growth Portfolio   Bond Portfolio
                                       --------------   --------------   ------------      --------------     ------------
INVESTMENT INCOME
   Dividends                           $         -       $   97,214      $         -       $         -        $    18,775
                                       ------------     ------------     ------------      ------------       ------------

EXPENSES
   Insurance charges (Note 5)              125,307           54,927          237,095            83,040            777,750
                                       ------------     ------------     ------------      ------------       ------------
TOTAL EXPENSES                             125,307           54,927          237,095            83,040            777,750
                                       ------------     ------------     ------------      ------------       ------------
NET INVESTMENT INCOME (LOSS)              (125,307)          42,287         (237,095)          (83,040)          (758,975)
                                       ------------     ------------     ------------      ------------       ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
     companies                                   -                -                -                 -              8,466
   Investments                            (385,671)        (153,872)        (411,029)         (689,867)           168,523
Net change in unrealized appreciation
   (depreciation) on investments        (1,436,149)        (769,266)      (4,095,221)       (1,134,489)         4,928,668
                                       ------------     ------------     ------------      ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS  (1,821,820)        (923,138)      (4,506,250)       (1,824,356)         5,105,657
                                       ------------     ------------     ------------      ------------       ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                     $(1,947,127)      $ (880,851)     $(4,743,345)      $(1,907,396)       $ 4,346,682
----------------------------------     ============     ============     ============      ============       ============


(a)  Inception date January 15, 2002
(b)  Inception date September 30, 2002


                                           PPM America/      PPM America/    PPM America/     PPM America/
                                          JNL Balanced      JNL High Yield    JNL Money        JNL Value         Putnam/JNL
                                            Portfolio       Bond Portfolio  Market Portfolio  Portfolio (b)   Equity Portfolio
                                          --------------    -------------    -------------    -------------     ------------
INVESTMENT INCOME
   Dividends                                $ 6,040,924      $ 9,294,952      $ 1,423,999       $        -      $         -
                                          --------------    -------------    -------------    -------------     ------------

EXPENSES
   Insurance charges (Note 5)                 2,890,753        1,656,183        1,894,966              938        2,592,186
                                          --------------    -------------    -------------    -------------     ------------
TOTAL EXPENSES                                2,890,753        1,656,183        1,894,966              938        2,592,186
                                          --------------    -------------    -------------    -------------     ------------
NET INVESTMENT INCOME (LOSS)                  3,150,171        7,638,769         (470,967)            (938)      (2,592,186)
                                          --------------    -------------    -------------    -------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
     companies                                2,468,819                -                -                -                -
   Investments                                4,117,878       (2,862,774)         541,149             (273)     (33,712,540)
Net change in unrealized appreciation
   (depreciation) on investments            (18,444,991)      (4,321,900)        (541,149)           1,595      (21,605,921)
                                          --------------    -------------    -------------    -------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS      (11,858,294)      (7,184,674)               -            1,322      (55,318,461)
                                          --------------    -------------    -------------    -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                          $(8,708,123)     $   454,095      $  (470,967)      $      384      $(57,910,647)
----------------------------------        ==============    =============    =============    =============     ============

(a)  Inception date January 15, 2002
(b)  Inception date September 30, 2002


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                    Putnam/JNL          Putnam/JNL     Putnam/JNL       S&P/JNL           S&P/JNL
                                    International         Midcap      Value Equity    Aggressive        Conservative
                                  Equity Portfolio   Growth Portfolio  Portfolio    Growth Portfolio I  Growth Portfolio I
                                    ------------      --------------   ------------    --------------    ------------
INVESTMENT INCOME
   Dividends                        $   703,712       $         -      $ 2,301,084     $ 1,099,254       $ 3,744,152
                                    ------------      ------------     ------------    ------------      ------------

EXPENSES
   Insurance charges (Note 5)         1,072,013           223,650        3,291,935       1,382,906         2,797,425
                                    ------------      ------------     ------------    ------------      ------------
TOTAL EXPENSES                        1,072,013           223,650        3,291,935       1,382,906         2,797,425
                                    ------------      ------------     ------------    ------------      ------------
NET INVESTMENT INCOME (LOSS)           (368,301)         (223,650)        (990,851)       (283,652)          946,727
                                    ------------      ------------     ------------    ------------      ------------

REALIZED AND UNREALIZED LOSS
Net realized loss on:
   Distributions from investment
     companies                                -                 -                -               -                 -
   Investments                      (10,807,928)       (2,912,298)     (10,882,307)     (8,646,154)       (6,063,437)
Net change in unrealized
   depreciation on investments       (7,027,327)       (2,886,587)     (46,989,970)    (13,258,778)      (15,549,507)
                                    ------------      ------------     ------------    ------------      ------------
NET REALIZED AND UNREALIZED LOSS    (17,835,255)       (5,798,885)     (57,872,277)    (21,904,932)      (21,612,944)
                                    ------------      ------------     ------------    ------------      ------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                  $(18,203,556)     $(6,022,535)     $(58,863,128)   $(22,188,584)     $(20,666,217)
----------------------------------  ============      ============     ============    ============      ============


(a)  Inception date October 29, 2002.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                        S&P/JNL Core      S&P/JNL Core      S&P/JNL Core       S&P/JNL Equity
                                         Index 100          Index 50          Index 75          Aggressive        S&P/JNL Equity
                                       Portfolio (a)      Portfolio (a)     Portfolio (a)   Growth Portfolio I  Growth Portfolio I
                                       --------------     -------------     -------------      --------------     ------------
INVESTMENT INCOME
   Dividends                              $        -        $        -        $        -        $    24,565       $   122,662
                                       --------------     -------------     -------------      -------------      ------------

EXPENSES
   Insurance charges (Note 5)                 97,064            19,800            31,340            483,964         1,659,941
                                       --------------     -------------     -------------      -------------      ------------
TOTAL EXPENSES                                97,064            19,800            31,340            483,964         1,659,941
                                       --------------     -------------     -------------      -------------      ------------
NET INVESTMENT INCOME (LOSS)                 (97,064)          (19,800)          (31,340)          (459,399)       (1,537,279)
                                       --------------     -------------     -------------      -------------      ------------

REALIZED AND UNREALIZED LOSS
Net realized loss on:
   Distributions from investment
     companies                                     -                 -                 -                  -                 -
   Investments                               (95,723)         (129,318)          (53,448)        (4,678,331)      (16,642,657)
Net change in unrealized
   depreciation on investments              (694,696)         (262,608)         (300,447)        (4,700,202)      (16,295,002)
                                       --------------     -------------     -------------      -------------      ------------
NET REALIZED AND UNREALIZED LOSS            (790,419)         (391,926)         (353,895)        (9,378,533)      (32,937,659)
                                       --------------     -------------     -------------      -------------      ------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $ (887,483)       $ (411,726)       $ (385,235)       $(9,837,932)      $(34,474,938)
----------------------------------     ==============     =============     =============      =============      ============

(a)  Inception date October 29, 2002.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


                                                                                                Salomon
                                                                             Salomon          Brothers/JNL
                                         S&P/JNL             S&P/JNL         Brothers/      U.S. Government    T. Rowe Price/
                                         Moderate        Very Aggressive    JNL Global         & Quality       JNL Established
                                    Growth Portfolio I Growth Portfolio I  Bond Portfolio    Bond Portfolio    Growth Portfolio
                                      ---------------    ---------------    ------------     -------------       ------------
INVESTMENT INCOME
   Dividends                           $  4,156,126      $     35,912       $ 3,770,068      $  8,664,054        $   256,573
                                      ---------------    ---------------    ------------     -------------       ------------

EXPENSES
   Insurance charges (Note 5)             4,349,912           684,142           869,506         2,844,326          3,730,110
                                      ---------------    ---------------    ------------     -------------       ------------
TOTAL EXPENSES                            4,349,912           684,142           869,506         2,844,326          3,730,110
                                      ---------------    ---------------    ------------     -------------       ------------
NET INVESTMENT INCOME (LOSS)               (193,786)         (648,230)        2,900,562         5,819,728         (3,473,537)
                                      ---------------    ---------------    ------------     -------------       ------------
REALIZED AND UNREALIZED LOSS
Net realized loss on:
   Distributions from investment
     companies                                    -                 -                 -         2,774,445                  -
   Investments                          (15,140,839)       (6,769,978)        1,350,096         4,223,018        (10,996,747)
Net change in unrealized
   depreciation on investments          (31,774,467)       (6,615,574)         (147,423)        5,895,686        (65,234,434)
                                      ---------------    ---------------    ------------     -------------       ------------
NET REALIZED AND UNREALIZED LOSS        (46,915,306)      (13,385,552)        1,202,673        12,893,149        (76,231,181)
                                      ---------------    ---------------    ------------     -------------       ------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                     $(47,109,092)     $(14,033,782)      $ 4,103,235      $ 18,712,877        $(79,704,718)
                                      ===============    ===============    ============     =============       ============

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002

                                     T. Rowe Price/        T. Rowe
                                      JNL Mid-Cap         Price/JNL
                                    Growth Portfolio   Value Portfolio
                                     ---------------    -------------

INVESTMENT INCOME
   Dividends                          $          -      $      5,247
                                     --------------     -------------

EXPENSES
   Insurance charges (Note 5)            3,420,148         1,221,907
                                     --------------     -------------
TOTAL EXPENSES                           3,420,148         1,221,907
                                     --------------     -------------
NET INVESTMENT INCOME (LOSS)            (3,420,148)       (1,216,660)
                                     --------------     -------------
REALIZED AND UNREALIZED LOSS
Net realized loss on:
   Distributions from investment
     companies                                    -           173,455
   Investments                            1,994,292        (4,670,442)
Net change in unrealized
   depreciation on investments          (66,313,469)      (13,703,669)
                                      --------------     -------------
NET REALIZED AND UNREALIZED LOSS        (64,319,177)      (18,200,656)
                                      --------------     -------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                     $(67,739,325)     $(19,417,316)
                                      ==============     =============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002



                                                AIM/           AIM/JNL             AIM/                               Alliance
                                           JNL Large Cap    Premier Equity     JNL Small Cap       Alger/JNL         Capital/JNL
                                          Growth Portfolio   II Portfolio    Growth Portfolio   Growth Portfolio   Growth Portfolio
                                           --------------   --------------    --------------     ------------      --------------
OPERATIONS
   Net investment loss                      $   (49,673)     $    (52,438)      $  (109,067)     $ (2,877,745)     $   (393,501)
   Net realized loss on investments            (291,643)         (390,264)         (723,417)      (23,935,492)       (6,421,283)
   Net change in unrealized appreciation
      (depreciation) on investments            (654,360)         (879,579)       (1,746,405)      (61,941,847)       (4,462,214)
                                           --------------   --------------    --------------     ------------      --------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                             (995,676)       (1,322,281)       (2,578,889)      (88,755,084)      (11,276,998)
                                           --------------   --------------    --------------     ------------      --------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units            4,608,521         2,759,643         5,812,537         7,913,592         8,953,922
   Value of units redeemed                     (380,500)         (485,270)         (644,783)      (21,108,306)       (1,797,838)
   Transfers between portfolios               2,842,577         3,010,381         7,706,064       (41,038,884)       (1,839,554)
   Policyholder charges                         (10,249)           (9,969)          (26,394)         (763,674)          (63,025)
                                           --------------   --------------    --------------     ------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                      7,060,349         5,274,785        12,847,424       (54,997,272)        5,253,505
                                           --------------   --------------    --------------     ------------      --------------

NET INCREASE (DECREASE) IN NET ASSETS         6,064,673         3,952,504        10,268,535      (143,752,356)       (6,023,493)

NET ASSETS BEGINNING OF PERIOD                  456,986           820,732         1,812,266       287,298,391        31,784,321
                                           --------------   --------------    --------------     ------------      --------------

NET ASSETS END OF PERIOD                    $ 6,521,659      $  4,773,236       $12,080,801     $ 143,546,035      $ 25,760,828
----------------------------------         ==============   ==============    ==============     ============      ==============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001           41,828            74,677           156,855        14,810,448         4,722,610

      Units Issued                            1,148,746           853,133         1,878,974         1,649,776         3,713,435
      Units Redeemed                           (378,173)         (314,209)         (577,172)       (5,193,485)       (3,325,357)
                                           --------------   --------------    --------------     ------------      --------------

Units Outstanding at December 31, 2002          812,401           613,601         1,458,657        11,266,739         5,110,688
                                           ==============   ==============    ==============     ============      ==============



                                                             Eagle/JNL         First Trust/JNL    First Trust/JNL   First Trust/JNL
                                          Eagle/JNL Core     SmallCap          Communications        Energy        Financial Sector
                                         Equity Portfolio  Equity Portfolio   Sector Portfolio   Sector Portfolio     Portfolio
                                          --------------    -------------      -------------      -------------      ------------
OPERATIONS
   Net investment loss                    $   (442,491)     $(1,069,100)         $ (102,739)        $ (112,583)       $ (232,123)
   Net realized loss on investments         (3,115,563)      (4,938,041)         (4,715,022)          (457,665)         (324,365)
   Net change in unrealized appreciation
      (depreciation) on investments        (12,792,317)     (16,802,459)           (357,029)            94,329        (2,281,904)
                                          --------------    -------------       -------------      -------------      ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                         (16,350,371)     (22,809,600)         (5,174,790)          (475,919)       (2,838,392)
                                          --------------    -------------       -------------      -------------      ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           8,244,424        8,174,339           1,021,513          1,124,213         2,753,005
   Value of units redeemed                  (5,861,101)      (6,577,066)           (427,907)          (495,333)         (810,124)
   Transfers between portfolios             (3,656,042)      (3,069,501)            263,195           (190,571)         (790,116)
   Policyholder charges                       (194,840)        (236,076)            (32,766)           (25,951)          (45,548)
                                          --------------    -------------       -------------      -------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS               (1,467,559)      (1,708,304)            824,035            412,358         1,107,217
                                          --------------    -------------       -------------      -------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS      (17,817,930)     (24,517,904)         (4,350,755)           (63,561)       (1,731,175)

NET ASSETS BEGINNING OF PERIOD              73,383,989       84,569,133          10,464,089          7,468,649        15,910,607
                                          --------------    -------------       -------------      -------------      ------------

NET ASSETS END OF PERIOD                  $ 55,566,059      $ 60,051,229         $ 6,113,334        $ 7,405,088       $ 14,179,432
----------------------------------        ==============    =============       =============      =============      ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001       4,352,573         5,502,301           1,858,804            699,588         1,633,155

      Units Issued                           1,295,988         5,620,112           1,003,550            352,921           653,297
      Units Redeemed                        (1,435,031)       (6,002,012)           (853,231)          (321,903)         (567,964)
                                          --------------    -------------       -------------      -------------      ------------

Units Outstanding at December 31, 2002       4,213,530         5,120,401           2,009,123            730,606         1,718,488
                                          ==============    =============       =============      =============      ============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002


                                                                             First Trust/JNL
                                          First Trust/JNL  First Trust/JNL   Pharmaceutical/   First Trust/JNL   First Trust/JNL
                                           Global Target    Leading Brands      Healthcare       Target 25       Target Small-Cap
                                           15 Portfolio    Sector Portfolio  Sector Portfolio     Portfolio          Portfolio
                                          --------------   -------------      -------------     -------------     ------------
OPERATIONS
   Net investment loss                       $ (232,869)     $ (132,076)        $ (299,908)       $ (275,838)      $ (329,611)
   Net realized loss on investments            (230,421)        (56,056)        (1,240,496)         (366,208)        (514,622)
   Net change in unrealized appreciation
      (depreciation) on investments          (2,655,375)       (614,164)        (7,127,272)       (2,613,015)      (3,715,099)
                                          --------------   -------------      -------------     -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                           (3,118,665)       (802,296)        (8,667,676)       (3,255,061)      (4,559,332)
                                          --------------   -------------      -------------     -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           21,165,084       2,136,915          3,823,606        25,381,458       23,125,007
   Value of units redeemed                     (688,102)       (457,913)        (1,189,155)         (811,493)      (1,043,736)
   Transfers between portfolios               5,111,016         603,847           (107,146)        7,805,949        6,660,130
   Policyholder charges                         (26,037)        (24,687)           (69,969)          (32,720)         (40,400)
                                          --------------   -------------      -------------     -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                25,561,961       2,258,162          2,457,336        32,343,194       28,701,001
                                          --------------   -------------      -------------     -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS        22,443,296       1,455,866         (6,210,340)       29,088,133       24,141,669

NET ASSETS BEGINNING OF PERIOD                8,075,038       8,008,728         24,492,240         8,406,226       14,444,557
                                          --------------   -------------      -------------     -------------     ------------

NET ASSETS END OF PERIOD                   $ 30,518,334     $ 9,464,594       $ 18,281,900      $ 37,494,359      $38,586,226
----------------------------------        ==============   =============      =============     =============     ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001          959,790         878,927          2,012,886            955,506       1,042,764

      Units Issued                            3,901,216         492,532            816,507          4,813,803       2,979,553
      Units Redeemed                           (571,859)       (253,507)          (624,468)         (848,037)        (594,487)
                                          --------------   -------------      -------------     -------------     ------------

Units Outstanding at December 31, 2002        4,289,147       1,117,952          2,204,925         4,921,272        3,427,830
                                          ==============   =============      =============     =============     ============


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

                                          First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL     Janus/JNL
                                           Technology        The Dow Target    The Dow Target    The S&P Target     Aggressive
                                         Sector Portfolio     10 Portfolio      5 Portfolio       10 Portfolio    Growth Portfolio
                                          --------------     -------------     -------------      -------------     ------------
OPERATIONS
   Net investment loss                       $ (239,316)       $ (784,739)      $  (115,716)      $   (408,060)     $ (3,274,638)
   Net realized loss on investments          (5,324,602)       (1,632,975)         (377,688)        (1,117,703)      (64,115,763)
   Net change in unrealized appreciation
      (depreciation) on investments          (3,289,757)       (4,873,956)         (843,291)        (5,441,660)      (27,297,694)
                                          --------------     -------------     -------------      -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                           (8,853,675)       (7,291,670)       (1,336,695)        (6,967,423)      (94,688,095)
                                          --------------     -------------     -------------      -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units            3,261,648        34,214,013         2,145,465         24,578,954         6,778,661
   Value of units redeemed                     (836,483)       (3,851,122)         (454,649)        (1,479,776)      (22,057,072)
   Transfers between portfolios                 948,713        20,977,204           798,671          4,971,158       (55,061,698)
   Policyholder charges                         (62,209)         (149,689)          (16,414)           (60,236)         (892,999)
                                          --------------     -------------     -------------      -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                 3,311,669        51,190,406         2,473,073         28,010,100       (71,233,108)
                                          --------------     -------------     -------------      -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS        (5,542,006)       43,898,736         1,136,378         21,042,677      (165,921,203)

NET ASSETS BEGINNING OF PERIOD               20,046,363        36,897,383         6,910,390         20,183,865       334,492,587
                                          --------------     -------------     -------------      -------------     ------------

NET ASSETS END OF PERIOD                   $ 14,504,357      $ 80,796,119       $ 8,046,768       $ 41,226,542      $168,571,384
----------------------------------        ==============     =============     =============      =============     ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001        3,068,262         4,279,725           949,153          2,224,782        15,788,105

      Units Issued                            1,544,429         8,712,576           648,428          4,528,879         2,208,887
      Units Redeemed                         (1,042,635)       (2,430,535)         (332,623)        (1,114,404)       (6,540,676)
                                          --------------     -------------     -------------      -------------     ------------

Units Outstanding at December 31, 2002        3,570,056        10,561,766         1,264,958          5,639,257        11,456,316
                                          ==============     =============     =============      =============     ============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002


                                                                                                    JPMorgan/JNL      JPMorgan/JNL
                                            Janus/JNL         Janus/JNL          Janus/JNL           Enhanced        International
                                            Balanced           Capital            Global           S&P 500 Stock         Value
                                            Portfolio      Growth Portfolio   Equities Portfolio  Index Portfolio(b)  Portfolio(b)
                                          --------------     -------------     -------------       -------------     ------------

OPERATIONS
   Net investment loss                     $    502,398      $ (2,343,407)     $ (1,743,591)        $   (33,534)      $    8,540
   Net realized loss on investments          (1,524,309)     (141,217,124)      (32,535,630)            (80,101)           2,723
   Net change in unrealized appreciation
      (depreciation) on investments          (4,046,717)       76,268,393       (48,789,449)           (420,164)          (7,005)
                                          --------------     -------------     -------------       -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                           (5,068,628)      (67,292,138)      (83,068,670)           (533,799)           4,258
                                          --------------     -------------     -------------       -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units            9,147,124         4,464,727         1,970,522           4,428,504          108,158
   Value of units redeemed                   (6,075,605)      (15,786,803)      (22,385,525)            (54,062)          (1,439)
   Transfers between portfolios               4,590,574       (38,301,963)      (51,934,760)          3,098,643          327,182
   Policyholder charges                        (226,102)         (681,369)         (791,010)               (156)              (7)
                                          --------------     -------------     -------------       -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                 7,435,991       (50,305,408)      (73,140,773)          7,472,929          433,894
                                          --------------     -------------     -------------       -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS         2,367,363      (117,597,546)     (156,209,443)          6,939,130          438,152

NET ASSETS BEGINNING OF PERIOD               55,449,814       239,280,138       330,637,503                   -                -
                                          --------------     -------------     -------------       -------------     ------------

NET ASSETS END OF PERIOD                   $ 57,817,177      $121,682,592      $174,428,060         $ 6,939,130       $  438,152
----------------------------------        ==============     =============     =============       =============     ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001      6,024,474          15,905,057        16,824,375                   -                -

      Units Issued                          2,955,259          14,088,598           351,319           1,376,810           65,764
      Units Redeemed                       (2,156,736)        (18,434,899)       (4,826,315)           (268,631)          (9,299)
                                        --------------       -------------     -------------       -------------     ------------

Units Outstanding at December 31, 2002      6,822,997          11,558,756        12,349,379           1,108,179           56,465
                                        ==============       =============     =============       =============     ============
(a)  Inception date January 15, 2002.
(b)  Inception date September 30, 2002.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

                                                                             Mellon Capital     Mellon Capital     Mellon Capital
                                           Lazard/JNL       Lazard/JNL       Management/JNL     Management/JNL     Management/JNL
                                             Mid Cap        Small Cap         Bond Index        International      S&P 400 Mid Cap
                                         Value Portfolio  Value Portfolio    Portfolio (a)   Index Portfolio (a)  Index Portfolio(a)
                                          --------------   -------------     -------------       -------------       ------------
OPERATIONS
   Net investment loss                     $   (184,946)   $   (290,437)     $    335,061         $   147,925        $     5,063
   Net realized loss on investments          (1,568,149)     (2,133,625)           78,192             (67,550)          (207,705)
   Net change in unrealized appreciation
      (depreciation) on investments          (3,339,100)     (4,531,388)            4,489            (690,166)          (725,057)
                                          --------------   -------------     -------------       -------------       ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                           (5,092,195)     (6,955,450)          417,742            (609,791)          (927,699)
                                          --------------   -------------     -------------       -------------       ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           10,635,693      11,213,192        11,147,916           7,745,437         11,238,793
   Value of units redeemed                   (1,819,615)     (1,943,151)         (138,026)            (57,546)          (130,351)
   Transfers between portfolios              24,178,643      24,716,956         1,021,315           1,505,656          1,364,290
   Policyholder charges                         (67,219)        (64,739)           (3,192)             (1,764)            (3,799)
                                          --------------   -------------     -------------       -------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                32,927,502      33,922,258        12,028,013           9,191,783         12,468,933
                                          --------------   -------------     -------------       -------------       ------------

NET INCREASE (DECREASE) IN NET ASSETS        27,835,307      26,966,808        12,445,755           8,581,992         11,541,234

NET ASSETS BEGINNING OF PERIOD                1,209,672       1,847,588                 -                    -                  -
                                          --------------   -------------     -------------       -------------       ------------

NET ASSETS END OF PERIOD                   $ 29,044,979    $ 28,814,396      $ 12,445,755         $ 8,581,992        $ 11,541,234
----------------------------------        ==============   =============     =============       =============       ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001          108,342         161,699                 -                   -                  -

      Units Issued                            3,903,188       4,478,985         1,460,121           1,141,783          1,677,577
      Units Redeemed                         (1,094,940)     (1,549,812)         (291,713)           (139,737)          (336,286)
                                          --------------   -------------     -------------       -------------       ------------

Units Outstanding at December 31, 2002        2,916,590       3,090,872         1,168,408           1,002,046          1,341,291
                                          ==============   =============     =============       =============       ============
(a)  Inception date January 15, 2002.
(b)  Inception date September 30, 2002.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002


                                           Mellon Capital      Mellon Capital
                                           Management/JNL     Management/JNL   Oppenheimer/JNL                       PIMCO/JNL
                                              S&P 500           Small Cap       Global Growth    Oppenheimer/JNL    Total Return
                                         Index Portfolio(a)  Index Portfolio(a)   Portfolio      Growth Portfolio   Bond Portfolio
                                          --------------       -------------     -------------     -------------     ------------
OPERATIONS
   Net investment loss                     $   (125,307)         $    42,287      $   (237,095)      $   (83,040)     $  (758,975)
   Net realized loss on investments            (385,671)            (153,872)         (411,029)         (689,867)         176,989
   Net change in unrealized appreciation
      (depreciation) on investments          (1,436,149)            (769,266)       (4,095,221)       (1,134,489)       4,928,668
                                          --------------        -------------     -------------     -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                           (1,947,127)            (880,851)       (4,743,345)       (1,907,396)       4,346,682
                                          --------------        -------------     -------------     -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           19,992,792            8,581,900        10,890,114         2,965,496       42,599,724
   Value of units redeemed                     (242,749)             (95,737)         (956,282)         (370,091)      (4,580,616)
   Transfers between portfolios               3,750,772            2,029,387        10,575,312         2,036,721       59,385,728
   Policyholder charges                          (5,351)              (2,878)          (30,579)           (9,161)        (106,666)
                                          --------------        -------------     -------------     -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                23,495,464           10,512,672        20,478,565         4,622,965       97,298,170
                                          --------------        -------------     -------------     -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS        21,548,337            9,631,821        15,735,220         2,715,569      101,644,852

NET ASSETS BEGINNING OF PERIOD                        -                    -         8,174,568         3,840,944        8,396,260
                                          --------------        -------------     -------------     -------------     ------------

NET ASSETS END OF PERIOD                   $ 21,548,337          $ 9,631,821      $ 23,909,788       $ 6,556,513      $110,041,112
----------------------------------        ==============        =============     =============     =============     ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                -                    -           888,362           410,888          852,097

      Units Issued                            3,385,139            1,437,656         3,363,237         1,354,849       10,442,382
      Units Redeemed                           (669,361)            (237,633)         (853,369)         (813,114)      (1,704,101)
                                          --------------        -------------     -------------     -------------     ------------

Units Outstanding at December 31, 2002        2,715,778            1,200,023         3,398,230           952,623        9,590,378
                                          ==============        =============     =============     =============     ============
(a)  Inception date January 15, 2002.
(b)  Inception date September 30, 2002.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

                                           PPM America/    PPM America/      PPM America/     PPM America/
                                          JNL Balanced    JNL High Yield      JNL Money        JNL Value         Putnam/JNL
                                            Portfolio     Bond Portfolio   Market Portfolio   Portfolio (b)   Equity Portfolio
                                          --------------  -------------     -------------     -------------     ------------
OPERATIONS
   Net investment loss                     $  3,150,171   $  7,638,769      $   (470,967)       $     (938)    $ (2,592,186)
   Net realized loss on investments           6,586,697     (2,862,774)          541,149              (273)     (33,712,540)
   Net change in unrealized appreciation
      (depreciation) on investments         (18,444,991)    (4,321,900)         (541,149)            1,595      (21,605,921)
                                          --------------  -------------     -------------     -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                           (8,708,123)       454,095          (470,967)              384      (57,910,647)
                                          --------------  -------------     -------------     -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           22,602,019     11,387,377        63,629,526           175,531        3,635,186
   Value of units redeemed                  (22,112,096)   (13,340,833)      (35,111,788)           (4,870)     (18,499,916)
   Transfers between portfolios              10,369,666     (5,714,929)      (43,648,779)          355,369      (33,106,895)
   Policyholder charges                        (611,886)      (330,198)       (1,339,569)              (96)        (678,381)
                                          --------------  -------------     -------------     -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                10,247,703    (7,998,583)      (16,470,610)          525,934       (48,650,006)
                                          --------------  -------------     -------------     -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS         1,539,580     (7,544,488)      (16,941,577)          526,318     (106,560,653)

NET ASSETS BEGINNING OF PERIOD              196,863,070    124,814,710       142,100,427                 -      246,485,715
                                          --------------  -------------     -------------     -------------     ------------

NET ASSETS END OF PERIOD                   $198,402,650   $117,270,222      $125,158,850         $ 526,318     $139,925,062
----------------------------------        ==============  =============     =============     =============     ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001       12,006,624      9,894,551        11,642,090                 -       15,272,674

      Units Issued                            4,111,720      3,007,767        22,280,580            53,409        1,325,435
      Units Redeemed                         (3,670,208)    (3,692,431)      (23,626,357)           (5,264)      (5,031,901)
                                          --------------  -------------     -------------     -------------     ------------

Units Outstanding at December 31, 2002       12,448,136      9,209,887        10,296,313            48,145       11,566,208
                                          ==============  =============     =============     =============     ============
(a)  Inception date January 15, 2002.
(b)  Inception date September 30, 2002.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002


                                           Putnam/JNL          Putnam/JNL     Putnam/JNL       S&P/JNL           S&P/JNL
                                           International         Midcap      Value Equity    Aggressive        Conservative
                                         Equity Portfolio   Growth Portfolio  Portfolio    Growth Portfolio I  Growth Portfolio I
                                          --------------      -------------  -------------    -------------     ------------
OPERATIONS
   Net investment loss                     $   (368,301)      $   (223,650)  $   (990,851)    $   (283,652)     $   946,727
   Net realized loss on investments         (10,807,928)        (2,912,298)   (10,882,307)      (8,646,154)      (6,063,437)
   Net change in unrealized appreciation
      (depreciation) on investments          (7,027,327)        (2,886,587)   (46,989,970)     (13,258,778)     (15,549,507)
                                          --------------      -------------  -------------    -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                          (18,203,556)        (6,022,535)   (58,863,128)     (22,188,584)     (20,666,217)
                                          --------------      -------------  -------------    -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units            7,414,595          2,897,680      9,050,352       22,348,577       57,031,096
   Value of units redeemed                   (7,482,661)        (1,507,531)   (22,639,916)      (5,678,124)     (17,095,700)
   Transfers between portfolios              (2,552,741)          (296,757)   (24,643,748)      (4,997,022)      17,596,473
   Policyholder charges                        (203,243)           (56,688)      (723,583)        (294,795)        (446,959)
                                          --------------      -------------  -------------    -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                (2,824,050)         1,036,704    (38,956,895)      11,378,636       57,084,910
                                          --------------      -------------  -------------    -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS       (21,027,606)        (4,985,831)   (97,820,023)     (10,809,948)      36,418,693

NET ASSETS BEGINNING OF PERIOD               87,535,285         18,374,608    286,114,227      103,211,208      181,162,533
                                          --------------      -------------  -------------    -------------     ------------

NET ASSETS END OF PERIOD                   $ 66,507,679       $ 13,388,777   $188,294,204     $ 92,401,260      $217,581,226
----------------------------------        ==============      =============  =============    =============     ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001        7,491,852          2,595,175     17,424,974        9,114,048       16,280,656

      Units Issued                            4,403,985          1,529,287      2,321,918        3,726,337       10,293,785
      Units Redeemed                         (4,626,304)        (1,412,238)    (5,271,779)      (2,700,685)      (4,851,016)
                                          --------------      -------------  -------------    -------------     ------------

Units Outstanding at December 31, 2002        7,269,533          2,712,224     14,475,113       10,139,700       21,723,425
                                          ==============      =============  =============    =============     ============

(a)  Inception date October 29, 2002.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

                                            S&P/JNL Core   S&P/JNL Core      S&P/JNL Core       S&P/JNL Equity
                                             Index 100       Index 50          Index 75          Aggressive        S&P/JNL Equity
                                           Portfolio (a)   Portfolio (a)     Portfolio (a)    Growth Portfolio I Growth Portfolio I
                                          --------------   -------------     -------------       -------------      ------------
OPERATIONS
   Net investment loss                     $    (97,064)    $   (19,800)      $   (31,340)       $   (459,399)      $(1,537,279)
   Net realized loss on investments             (95,723)       (129,318)          (53,448)         (4,678,331)      (16,642,657)
   Net change in unrealized appreciation
      (depreciation) on investments            (694,696)       (262,608)         (300,447)         (4,700,202)      (16,295,002)
                                          --------------   -------------     -------------       -------------      ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                             (887,483)       (411,726)         (385,235)         (9,837,932)      (34,474,938)
                                          --------------   -------------     -------------       -------------      ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           13,185,943       2,599,602         4,231,659           6,491,014        16,586,013
   Value of units redeemed                     (132,019)        (18,377)         (106,301)         (2,139,348)       (8,709,603)
   Transfers between portfolios               2,009,270        (201,816)          723,720          (4,101,662)      (13,253,727)
   Policyholder charges                          (4,063)            (25)           (4,098)           (119,999)         (366,934)
                                          --------------   -------------     -------------       -------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                15,059,131       2,379,384         4,844,980             130,005        (5,744,251)
                                          --------------   -------------     -------------       -------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS        14,171,648       1,967,658         4,459,745          (9,707,927)      (40,219,189)

NET ASSETS BEGINNING OF PERIOD                        -               -                 -          39,809,007       139,585,635
                                          --------------   -------------     -------------       -------------      ------------

NET ASSETS END OF PERIOD                   $ 14,171,648     $ 1,967,658       $ 4,459,745        $ 30,101,080       $ 99,366,446
----------------------------------        ==============   =============     =============       =============      ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001                -               -                 -           3,673,207        13,111,901

      Units Issued                            2,071,435         393,435           644,396           1,087,338         3,512,698
      Units Redeemed                           (416,905)       (139,145)          (97,969)         (1,086,662)       (4,265,745)
                                          --------------   -------------     -------------       -------------      ------------

Units Outstanding at December 31, 2002        1,654,530         254,290           546,427           3,673,883        12,358,854
                                          ==============   =============     =============       =============      ============

(a)  Inception date October 29, 2002.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

                                                                                                     Salomon
                                                                                 Salomon           Brothers/JNL
                                             S&P/JNL             S&P/JNL         Brothers/       U.S. Government   T. Rowe Price/
                                             Moderate        Very Aggressive    JNL Global          & Quality      JNL Established
                                       Growth Portfolio I  Growth Portfolio I  Bond Portfolio     Bond Portfolio   Growth Portfolio
                                          --------------      -------------    -------------       -------------     ------------

OPERATIONS
   Net investment loss                     $   (193,786)      $   (648,230)    $  2,900,562        $  5,819,728      $ (3,473,537)
   Net realized loss on investments         (15,140,839)        (6,769,978)       1,350,096           6,997,463       (10,996,747)
   Net change in unrealized appreciation
      (depreciation) on investments         (31,774,467)        (6,615,574)        (147,423)          5,895,686       (65,234,434)
                                          --------------      -------------    -------------       -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                          (47,109,092)       (14,033,782)       4,103,235          18,712,877       (79,704,718)
                                          --------------      -------------    -------------       -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           88,511,688          5,772,011        6,098,401          30,556,976        14,533,152
   Value of units redeemed                  (22,568,167)        (3,151,400)      (6,402,024)        (22,284,153)      (26,248,468)
   Transfers between portfolios              10,817,491         (4,148,412)       2,968,256          58,026,540       (28,936,398)
   Policyholder charges                        (738,849)          (184,954)        (170,174)           (608,316)         (859,095)
                                          --------------      -------------    -------------       -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                76,022,163         (1,712,755)       2,494,459          65,691,047       (41,510,809)
                                          --------------      -------------    -------------       -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS        28,913,071        (15,746,537)       6,597,694          84,403,924      (121,215,527)

NET ASSETS BEGINNING OF PERIOD              287,776,258         56,799,613       58,712,417         169,920,213       335,280,851
                                          --------------      -------------    -------------       -------------     ------------

NET ASSETS END OF PERIOD                   $316,689,329       $ 41,053,076     $ 65,310,111        $254,324,137      $214,065,324
----------------------------------        ==============      =============    =============       =============     ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001       25,408,121          5,032,066        4,061,701          12,725,492        15,958,653

      Units Issued                           15,246,707          1,098,764        1,314,747           9,678,893         3,069,787
      Units Redeemed                         (8,183,674)        (1,326,570)      (1,150,421)         (5,117,576)       (5,609,789)
                                          --------------      -------------    -------------       -------------     ------------

Units Outstanding at December 31, 2002       32,471,154          4,804,260        4,226,027          17,286,809        13,418,651
                                          ==============      =============    =============       =============     ============


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2002

                                              T. Rowe Price/        T. Rowe
                                               JNL Mid-Cap         Price/JNL
                                             Growth Portfolio   Value Portfolio
                                              --------------     -------------
OPERATIONS
   Net investment loss                         $ (3,420,148)     $ (1,216,660)
   Net realized loss on investments               1,994,292        (4,496,987)
   Net change in unrealized appreciation
      (depreciation) on investments             (66,313,469)      (13,703,669)
                                              --------------     -------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                              (67,739,325)      (19,417,316)
                                              --------------     -------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units               13,250,894        22,391,324
   Value of units redeemed                      (24,329,558)       (6,457,235)
   Transfers between portfolios                 (29,709,041)        6,398,341
   Policyholder charges                            (757,660)         (207,616)
                                              --------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                   (41,545,365)       22,124,814
                                              --------------     -------------

NET INCREASE (DECREASE) IN NET ASSETS          (109,284,690)        2,707,498

NET ASSETS BEGINNING OF PERIOD                  306,109,172        82,423,521
                                              --------------     -------------

NET ASSETS END OF PERIOD                       $196,824,482      $ 85,131,019
----------------------------------            ==============     =============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001           13,895,878         7,358,673

      Units Issued                                2,849,976         5,528,523
      Units Redeemed                             (5,215,108)       (3,587,505)
                                              --------------      -------------

Units Outstanding at December 31, 2002           11,530,746         9,299,691
                                              ==============      =============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                               AIM/               AIM/JNL            AIM/                              Alliance
                                          JNL Large Cap       Premier Equity     JNL Small Cap        Alger/JNL       Capital/JNL
                                         Growth Portfolio(a)  II Portfolio(a)  Growth Portfolio(a) Growth Portfolio Growth Portfolio
                                         --------------        -------------      -------------      -------------     ------------
OPERATIONS
   Net investment loss                    $       (502)        $     (1,126)      $     (1,857)      $ (4,448,404)     $  (329,292)
   Net realized loss on investments                  5                  455              3,518         (2,253,614)      (3,366,321)
   Net change in unrealized appreciation
      (depreciation) on investments              3,236               29,943             74,592        (42,923,954)      (1,565,392)
                                         --------------        -------------      -------------      -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                               2,739               29,272             76,253        (49,625,972)      (5,261,005)
                                         --------------        -------------      -------------      -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units             318,823              141,047            255,366         14,610,412        7,691,706
   Value of units redeemed                        (160)                (547)            (7,802)       (22,343,660)      (1,316,209)
   Transfers between portfolios                135,590              650,977           1,488,758        (15,489,477)      12,930,487
   Policyholder charges                             (6)                 (17)              (309)          (680,050)         (42,921)
                                         --------------        -------------      -------------      -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                  454,247              791,460          1,736,013        (23,902,775)      19,263,063
                                         --------------        -------------      -------------      -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS          456,986              820,732          1,812,266        (73,528,747)      14,002,058

NET ASSETS BEGINNING OF PERIOD                       -                   -                   -        360,827,138        17,782,263
                                         --------------        -------------      -------------      -------------      ------------

NET ASSETS END OF PERIOD                  $    456,986          $   820,732        $ 1,812,266       $287,298,391       $ 31,784,321
----------------------------------       ==============        =============      =============      =============      ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001               -                    -                  -         16,136,216         2,233,453

      Units Issued                              41,843               75,774            169,427          3,066,171         4,291,617
      Units Redeemed                               (15)              (1,097)           (12,572)        (4,391,939)       (1,802,460)
                                         --------------        -------------      -------------      -------------      ------------

Units Outstanding at December 31, 2002          41,828               74,677            156,855         14,810,448         4,722,610
                                         ==============        =============      =============      =============      ============

(a)  Inception date October 29, 2001.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                                                 Eagle/JNL      First Trust/JNL   First Trust/JNL    First Trust/JNL
                                          Eagle/JNL Core          SmallCap       Communications       Energy        Financial Sector
                                         Equity Portfolio     Equity Portfolio  Sector Portfolio  Sector Portfolio      Portfolio
                                          --------------       -------------     -------------     -------------      ------------
OPERATIONS
   Net investment loss                     $   (689,500)       $ (1,090,561)     $   (151,706)      $   (87,334)      $  (179,117)
   Net realized loss on investments             778,777             171,427        (2,038,985)          (46,110)           67,139
   Net change in unrealized appreciation
      (depreciation) on investments         (10,010,660)          6,921,575        (5,127,898)       (1,811,456)       (1,456,586)
                                          --------------       -------------     -------------     -------------      ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                           (9,921,383)          6,002,441        (7,318,589)       (1,944,900)       (1,568,564)
                                          --------------       -------------     -------------     -------------      ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units            5,083,888           7,111,289         3,394,966         3,574,381         6,118,264
   Value of units redeemed                   (5,927,455)         (5,810,190)         (381,521)         (251,400)         (424,957)
   Transfers between portfolios              (2,102,246)          9,783,905         2,293,708           874,654           522,823
   Policyholder charges                        (178,868)           (181,917)          (22,709)          (11,277)          (16,956)
                                          --------------       -------------     -------------     -------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                (3,124,681)         10,903,087         5,284,444         4,186,358         6,199,174
                                          --------------       -------------     -------------     -------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS       (13,046,064)         16,905,528        (2,034,145)        2,241,458         4,630,610

NET ASSETS BEGINNING OF PERIOD               86,430,053          67,663,605        12,498,234         5,227,191        11,279,997
                                          --------------       -------------     -------------     -------------      ------------

NET ASSETS END OF PERIOD                   $ 73,383,989        $ 84,569,133      $ 10,464,089       $ 7,468,649       $15,910,607
----------------------------------        ==============       =============     =============     =============      ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001        4,549,021           4,810,070         1,158,100           357,749         1,008,606

      Units Issued                            1,558,772           2,556,071         1,058,729           593,752         1,064,324
      Units Redeemed                         (1,755,220)         (1,863,840)         (358,025)         (251,913)         (439,775)
                                          --------------       -------------     -------------     -------------      ------------

Units Outstanding at December 31, 2002        4,352,573           5,502,301         1,858,804           699,588         1,633,155
                                          ==============       =============     =============     =============      ============

(a)  Inception date October 29, 2001.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                                                               First Trust/JNL
                                         First Trust/JNL  First Trust/JNL     Pharmaceutical/  First Trust/JNL  First Trust/JNL
                                          Global Target    Leading Brands       Healthcare       Target 25      Target Small-Cap
                                          15 Portfolio    Sector Portfolio   Sector Portfolio     Portfolio         Portfolio
                                         --------------     -------------      -------------    -------------     ------------
OPERATIONS
   Net investment loss                     $   (79,573)      $   (76,195)      $   (276,649)    $    (70,338)     $  (128,617)
   Net realized loss on investments             60,097           (14,472)           368,285           34,604           74,797
   Net change in unrealized appreciation
      (depreciation) on investments             (9,397)         (228,632)        (1,551,041)         607,054          (29,784)
                                         --------------     -------------      -------------    -------------     ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                             (28,873)         (319,299)        (1,459,405)         571,320          (83,604)
                                         --------------     -------------      -------------    -------------     ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           2,605,700         2,989,564          8,268,395        2,955,347        5,143,393
   Value of units redeemed                    (227,786)         (192,682)          (601,498)        (136,127)        (265,557)
   Transfers between portfolios                695,451         1,238,407            854,164        1,449,537        1,936,585
   Policyholder charges                         (8,134)           (8,983)           (31,050)          (2,899)         (14,512)
                                         --------------     -------------      -------------    -------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                3,065,231         4,026,306          8,490,011        4,265,858        6,799,909
                                         --------------     -------------      -------------    -------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS        3,036,358         3,707,007          7,030,606        4,837,178        6,716,305

NET ASSETS BEGINNING OF PERIOD               5,038,680         4,301,721         17,461,634        3,569,048        7,728,252
                                         --------------     -------------      -------------    -------------     ------------

NET ASSETS END OF PERIOD                   $ 8,075,038       $ 8,008,728       $ 24,492,240      $ 8,406,226      $14,444,557
----------------------------------       ==============     =============      =============    =============     ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001         588,686           426,052          1,311,066          458,998          521,580

      Units Issued                             582,028           600,694          1,141,253          650,205          653,564
      Units Redeemed                          (210,924)         (147,819)          (439,433)        (153,697)        (132,380)
                                         --------------     -------------      -------------    -------------     ------------

Units Outstanding at December 31, 2002         959,790           878,927          2,012,886          955,506        1,042,764
                                         ==============     =============      =============    =============     ============


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                          First Trust/JNL  First Trust/JNL     First Trust/JNL     First Trust/JNL     Janus/JNL
                                           Technology      The Dow Target      The Dow Target      The S&P Target     Aggressive
                                         Sector Portfolio   10 Portfolio        5 Portfolio         10 Portfolio    Growth Portfolio
                                         --------------     -------------      -------------        -------------    -------------
OPERATIONS
   Net investment loss                    $   (241,351)     $   (382,077)       $   (77,917)        $   (261,325)    $  (5,516,034)
   Net realized loss on investments         (2,906,489)          249,808            (39,213)              15,101       (20,606,099)
   Net change in unrealized appreciation
      (depreciation) on investments         (6,922,168)       (1,215,462)          (174,101)          (4,632,075)     (140,990,870)
                                         --------------     -------------      -------------        -------------    -------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                         (10,070,008)       (1,347,731)          (291,231)          (4,878,299)     (167,113,003)
                                         --------------     -------------      -------------        -------------    -------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units           6,814,264         7,797,901          2,091,282            6,510,756        17,204,478
   Value of units redeemed                    (503,633)       (1,909,859)          (202,944)            (743,998)      (28,212,362)
   Transfers between portfolios              3,761,389        11,350,059            282,365              357,286       (28,364,660)
   Policyholder charges                        (32,672)          (56,062)            (9,558)             (28,542)         (978,768)
                                         --------------     -------------      -------------        -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS               10,039,348        17,182,039          2,161,145            6,095,502       (40,351,312)
                                         --------------     -------------      -------------        -------------    -------------

NET INCREASE (DECREASE) IN NET ASSETS          (30,660)       15,834,308          1,869,914            1,217,203      (207,464,315)

NET ASSETS BEGINNING OF PERIOD              20,077,023        21,063,075          5,040,476           18,966,662       541,956,902
                                         --------------     -------------      -------------        -------------    -------------

NET ASSETS END OF PERIOD                  $ 20,046,363      $ 36,897,383        $ 6,910,390         $ 20,183,865     $ 334,492,587
----------------------------------       ==============     =============      =============        =============    =============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001       1,683,181         2,340,312            663,267            1,617,989        17,580,395

      Units Issued                           1,850,101         3,151,622            519,882            1,107,419         3,451,822
      Units Redeemed                          (465,020)       (1,212,209)          (233,996)            (500,626)       (5,244,112)
                                         --------------     -------------      -------------        -------------    -------------

Units Outstanding at December 31, 2002       3,068,262         4,279,725            949,153            2,224,782        15,788,105
                                         ==============     =============      =============        =============    =============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                           Janus/JNL       Janus/JNL          Janus/JNL          Lazard/JNL          Lazard/JNL
                                           Balanced         Capital            Global              Mid Cap            Small Cap
                                           Portfolio    Growth Portfolio  Equities Portfolio  Value Portfolio(a)  Value Portfolio(a)
                                         --------------  -------------      -------------       -------------       ------------
OPERATIONS
   Net investment loss                    $    622,574    $(4,259,698)      $    227,934         $     4,072        $       (227)
   Net realized loss on investments           (494,582)   (52,638,773)        (6,973,579)            116,409             125,360
   Net change in unrealized appreciation
      (depreciation) on investments         (2,330,136)  (124,290,871)      (118,839,639)            (69,435)              7,325
                                         --------------  -------------      -------------       -------------        ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                          (2,202,144)  (181,189,342)      (125,585,284)             51,046             132,458
                                         --------------  -------------      -------------       -------------        ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units          11,781,850     15,368,842          4,050,150             188,556             135,367
   Value of units redeemed                  (3,954,533)   (23,253,077)       (26,765,997)             (3,616)             (3,173)
   Transfers between portfolios             25,977,191    (15,745,967)       (47,845,264)            973,728           1,583,013
   Policyholder charges                       (116,355)      (816,185)          (812,872)                (42)                (77)
                                         --------------  -------------      -------------       -------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS               33,688,153    (24,446,387)       (71,373,983)          1,158,626           1,715,130
                                         --------------  -------------      -------------       -------------        ------------

NET INCREASE (DECREASE) IN NET ASSETS       31,486,009   (205,635,729)      (196,959,267)          1,209,672           1,847,588

NET ASSETS BEGINNING OF PERIOD              23,963,805    444,915,867        527,596,770                  -                   -
                                         --------------  -------------      -------------       -------------        ------------

NET ASSETS END OF PERIOD                  $ 55,449,814   $239,280,138       $330,637,503         $ 1,209,672         $ 1,847,588
----------------------------------       ==============  =============      =============       =============        ============

(1) CONTRACT UNIT TRANSACTIONS               2,453,090     17,431,473         20,248,887                   -                   -
Units Outstanding at December 31, 2001
                                             4,614,455      4,371,974          1,351,820             116,103             257,349
      Units Issued                          (1,043,071)    (5,898,390)        (4,776,332)             (7,761)            (95,650)
      Units Redeemed                     --------------  -------------      -------------       -------------        ------------

                                             6,024,474     15,905,057         16,824,375             108,342             161,699
Units Outstanding at December 31, 2002   ==============  =============      =============       =============        ============

(a)  Inception date May 1, 2001.
(b)  Inception date October 29, 2001.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                        Oppenheimer/JNL                         PIMCO/JNL        PPM America/    PPM America/
                                         Global Growth     Oppenheimer/JNL      Total Return      JNL Balanced  JNL High Yield
                                         Portfolio (a)   Growth Portfolio(a)  Bond Portfolio(b)    Portfolio    Bond Portfolio
                                        --------------     -------------        -------------    -------------   ------------
OPERATIONS
   Net investment loss                    $    (31,488)     $    (10,008)        $    188,487    $   3,468,457    $ 9,127,380
   Net realized loss on investments            (20,552)           (5,064)             243,745        6,659,053        673,887
   Net change in unrealized appreciation
      (depreciation) on investments            252,548            76,550             (531,700)       4,009,478     (5,444,179)
                                        --------------     -------------        -------------    -------------   ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                            200,508            61,478              (99,468)      14,136,988      4,357,088
                                        --------------     -------------        -------------    -------------   ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units          3,083,973         1,361,004              683,499       10,166,174      7,550,105
   Value of units redeemed                   (119,813)          (40,647)             (85,129)     (16,113,497)   (11,971,947)
   Transfers between portfolios             5,014,258         2,460,428            7,897,570       38,082,985     14,723,116
   Policyholder charges                        (4,358)           (1,319)                (212)        (401,648)      (323,670)
                                        --------------     -------------        -------------    -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS               7,974,060         3,779,466            8,495,728       31,734,014      9,977,604
                                        --------------     -------------        -------------    -------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS       8,174,568         3,840,944            8,396,260       45,871,002     14,334,692

NET ASSETS BEGINNING OF PERIOD                      -                 -                    -      150,992,068    110,480,018
                                        --------------     -------------        -------------    -------------   ------------

NET ASSETS END OF PERIOD                  $ 8,174,568       $ 3,840,944          $ 8,396,260     $196,863,070    $124,814,710
----------------------------------      ==============     =============        =============    =============   ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001               -                 -                    -       10,032,286      9,117,909

      Units Issued                          1,127,755           428,765              860,787        4,312,876      3,688,727
      Units Redeemed                         (239,393)          (17,877)              (8,690)      (2,338,538)    (2,912,085)
                                        --------------     -------------        -------------    -------------   ------------

Units Outstanding at December 31, 2002        888,362           410,888              852,097       12,006,624      9,894,551
                                        ==============     =============        =============    =============   ============


(a)  Inception date May 1, 2001.
(b)  Inception date October 29, 2001.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                          PPM America/                           Putnam/JNL          Putnam/JNL      Putnam/JNL
                                           JNL Money         Putnam/JNL         International         Midcap        Value Equity
                                        Market Portfolio  Equity Portfolio    Equity Portfolio   Growth Portfolio    Portfolio
                                         --------------    -------------        -------------      -------------    ------------
OPERATIONS
   Net investment loss                     $ 2,712,902      $(4,051,533)          $ (699,105)        $ (210,466)    $ (1,599,508)
   Net realized loss on investments          2,183,264      (12,899,150)          (4,490,377)        (1,467,413)       2,678,419
   Net change in unrealized appreciation
      (depreciation) on investments         (2,183,264)     (78,823,848)         (18,940,126)        (2,935,390)     (27,519,532)
                                         --------------    -------------        -------------      -------------    ------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                           2,712,902      (95,774,531)         (24,129,608)        (4,613,269)     (26,440,621)
                                         --------------    -------------        -------------      -------------    ------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units          41,010,877       10,818,819            9,185,542          5,821,978       15,911,441
   Value of units redeemed                 (36,407,995)     (22,535,774)          (6,844,467)          (971,524)     (24,697,220)
   Transfers between portfolios             34,065,940      (11,751,712)             139,857            100,850       (5,034,638)
   Policyholder charges                     (1,314,770)        (738,047)            (180,630)           (18,163)        (676,933)
                                         --------------    -------------        -------------      -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS               37,354,052      (24,206,714)           2,300,302          4,933,141      (14,497,350)
                                         --------------    -------------        -------------      -------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS       40,066,954     (119,981,245)         (21,829,306)           319,872      (40,937,971)

NET ASSETS BEGINNING OF PERIOD             102,033,473      366,466,960          109,364,591         18,054,736      327,052,198
                                         --------------    -------------        -------------      -------------    ------------

NET ASSETS END OF PERIOD                  $142,100,427     $246,485,715         $ 87,535,285       $ 18,374,608     $286,114,227
----------------------------------       ==============    =============        =============      =============    ============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001       8,517,299       16,776,830            7,353,097          1,840,603       18,374,087

      Units Issued                          17,798,466        2,369,850            4,119,019          2,183,530        3,839,810
      Units Redeemed                       (14,673,675)      (3,874,006)          (3,980,264)        (1,428,958)      (4,788,923)
                                         --------------    -------------        -------------      -------------    ------------

Units Outstanding at December 31, 2002      11,642,090       15,272,674            7,491,852          2,595,175       17,424,974
                                         ==============    =============        =============      =============    ============



JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001


                                               S&P/JNL              S&P/JNL           S&P/JNL Equity
                                             Aggressive           Conservative          Aggressive        S&P/JNL Equity
                                           Growth Portfolio I   Growth Portfolio I   Growth Portfolio I  Growth Portfolio I
                                           ----------------     ---------------      ---------------     ---------------
OPERATIONS
   Net investment loss                       $   1,832,003       $   3,298,249       $      592,111       $   1,400,209
   Net realized loss on investments              3,383,441           5,176,798            1,678,783           3,220,173
   Net change in unrealized appreciation
      (depreciation) on investments            (17,176,751)        (17,702,781)          (9,158,687)        (28,512,250)
                                           ----------------     ---------------      ---------------     ---------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                             (11,961,307)         (9,227,734)          (6,887,793)        (23,891,868)
                                           ----------------     ---------------      ---------------     ---------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units              17,389,782          22,695,545            6,223,272          16,007,116
   Value of units redeemed                      (5,211,055)        (11,975,908)          (2,105,550)         (6,869,407)
   Transfers between portfolios                 12,419,696          43,151,991            3,595,430          22,956,766
   Policyholder charges                           (189,765)           (320,642)            (110,046)           (262,020)
                                           ----------------     ---------------      ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                   24,408,658          53,550,986            7,603,106          31,832,455
                                           ----------------     ---------------      ---------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS           12,447,351          44,323,252              715,313           7,940,587

NET ASSETS BEGINNING OF PERIOD                  90,763,857         136,839,281           39,093,694         131,645,048
                                           ----------------     ---------------      ---------------     ---------------

NET ASSETS END OF PERIOD                     $ 103,211,208       $ 181,162,533       $   39,809,007       $ 139,585,635
----------------------------------         ================     ===============      ===============     ===============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001           7,064,128          11,548,615            3,066,578          10,443,838

      Units Issued                               3,813,612           7,373,317            1,372,207           5,567,033
      Units Redeemed                            (1,763,692)         (2,641,276)            (765,578)         (2,898,970)
                                           ----------------     ---------------      ---------------     ---------------

Units Outstanding at December 31, 2002           9,114,048          16,280,656            3,673,207          13,111,901
                                           ================     ===============      ===============     ===============



JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                                    S&P/JNL
                                                    Moderate
                                                Growth Portfolio I
                                                ----------------

OPERATIONS
   Net investment loss                            $   4,448,401
   Net realized loss on investments                   7,625,279
   Net change in unrealized appreciation
      (depreciation) on investments                 (34,302,297)
                                                ----------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                                  (22,228,617)
                                                ----------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units                   41,244,486
   Value of units redeemed                          (17,592,531)
   Transfers between portfolios                      68,987,368
   Policyholder charges                                (533,354)
                                                ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                        92,105,969
                                                ----------------

NET INCREASE (DECREASE) IN NET ASSETS                69,877,352

NET ASSETS BEGINNING OF PERIOD                      217,898,906
                                                ----------------

NET ASSETS END OF PERIOD                          $ 287,776,258
----------------------------------              ================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001               17,565,944

      Units Issued                                   11,516,897
      Units Redeemed                                 (3,674,720)
                                                ----------------

Units Outstanding at December 31, 2002               25,408,121
                                                ================

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                                                                 Salomon
                                                                 Salomon       Brothers/JNL
                                               S&P/JNL          Brothers/    U.S. Government     T. Rowe Price/       T. Rowe Price/
                                           Very Aggressive     JNL Global       & Quality       JNL Established        JNL Mid-Cap
                                          Growth Portfolio I  Bond Portfolio  Bond Portfolio    Growth Portfolio    Growth Portfolio
                                            -------------      ------------   --------------     --------------      ---------------
OPERATIONS
   Net investment loss                      $    653,882      $ 2,643,501      $   5,191,848      $  (4,868,869)     $  (4,216,363)
   Net realized loss on investments            2,483,026        2,080,251          5,262,736          6,922,193         16,042,559
   Net change in unrealized appreciation
      (depreciation) on investments          (12,275,381)      (1,698,378)        (4,345,216)       (50,548,739)       (24,411,948)
                                            -------------     ------------     --------------     --------------     --------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                            (9,138,473)       3,025,374          6,109,368        (48,495,415)       (12,585,752)
                                            -------------     ------------     --------------     --------------     --------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units             6,525,638        3,545,063         14,076,243         15,193,838         13,597,618
   Value of units redeemed                    (3,027,141)      (5,634,671)       (13,559,805)       (27,218,789)       (23,919,005)
   Transfers between portfolios                5,763,571        1,373,303         59,031,388           (106,914)       (13,585,756)
   Policyholder charges                         (147,431)        (138,175)          (370,115)          (782,923)          (669,114)
                                            -------------     ------------     --------------     --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                  9,114,637         (854,480)        59,177,711        (12,914,788)       (24,576,257)
                                            -------------     ------------     --------------     --------------     --------------

NET INCREASE (DECREASE) IN NET ASSETS            (23,836)       2,170,894         65,287,079        (61,410,203)       (37,162,009)

NET ASSETS BEGINNING OF PERIOD                56,823,449       56,541,523        104,633,134        396,691,054        343,271,181
                                            -------------     ------------     --------------     --------------     --------------

NET ASSETS END OF PERIOD                    $ 56,799,613      $58,712,417      $ 169,920,213      $ 335,280,851      $ 306,109,172
----------------------------------          =============     ============     ==============     ==============     ==============

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001         4,279,446        4,116,938          8,258,157         16,685,946         15,106,446

      Units Issued                             1,709,459        1,164,456          8,221,505          3,546,919          3,552,295
      Units Redeemed                            (956,839)      (1,219,693)        (3,754,170)        (4,274,212)        (4,762,863)
                                            -------------     ------------     --------------     --------------     --------------

Units Outstanding at December 31, 2002         5,032,066        4,061,701         12,725,492         15,958,653         13,895,878
                                            =============     ============     ==============     ==============     ==============


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001

                                                T. Rowe
                                               Price/JNL
                                            Value Portfolio
                                           ------------------
OPERATIONS
   Net investment loss                      $       (169,449)
   Net realized loss on investments                 (900,697)
   Net change in unrealized appreciation
      (depreciation) on investments                 (614,338)
                                           ------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                                (1,684,484)
                                           ------------------

CONTRACT TRANSACTIONS(1)
   Proceeds from the sale of units                12,806,481
   Value of units redeemed                        (4,018,256)
   Transfers between portfolios                   59,850,830
   Policyholder charges                              (97,929)
                                           ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS                     68,541,126
                                           ------------------

NET INCREASE (DECREASE) IN NET ASSETS             66,856,642

NET ASSETS BEGINNING OF PERIOD                    15,566,879
                                           ------------------

NET ASSETS END OF PERIOD                    $     82,423,521
----------------------------------         ==================

(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2001              1,379,388

      Units Issued                                  7,905,824
      Units Redeemed                               (1,926,539)
                                            ------------------

Units Outstanding at December 31, 2002              7,358,673
                                            ==================


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company ("Jackson National") established Jackson National Separate Account - I (the "Separate Account") on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains fifty-seven (57) Portfolios, each of which invests in the following mutual funds:

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
---------------------------------------------------------------------------------------------------

AIM/JNL Large Cap Growth Fund                                 PPM America/JNL Balanced Fund
AIM/JNL Small Cap Growth Fund                                 PPM America/JNL High Yield Bond Fund
AIM/JNL Premier Equity II Fund                                PPM America/JNL Money Market Fund
Alger/JNL Growth Fund                                         PPM America/JNL Value Fund
Alliance Capital/JNL Growth Fund                              Putnam/JNL Equity Fund
Eagle/JNL Core Equity Fund                                    Putnam/JNL International Equity Fund
Eagle/JNL SmallCap Equity Fund                                Putnam/JNL Midcap Growth Fund
Janus/JNL Aggressive Growth Fund                              Putnam/JNL Value Equity Fund
Janus/JNL Balanced Fund                                       S&P/JNL Aggressive Growth Fund I
Janus/JNL Capital Growth Fund                                 S&P/JNL Conservative Growth Fund I
Janus/JNL Global Equities Fund                                S&P/JNL Core Index 100 Fund
JPMorgan/JNL Enhanced S&P 500 Stock Index Fund                S&P/JNL Core Index 50 Fund
JPMorgan/JNL International Value Fund                         S&P/JNL Core Index 75 Fund
Lazard/JNL Mid Cap Value Fund                                 S&P/JNL Equity Aggressive Fund I
Lazard/JNL Small Cap Value Fund                               S&P/JNL Equity Growth Fund I
Mellon Capital Management/JNL Bond Index Fund                 S&P/JNL Moderate Growth Fund I
Mellon Capital Management/JNL International Index Fund        S&P/JNL Very Aggressive Growth Fund I
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund      Salomon Brothers/JNL Global Bond Fund
Mellon Capital Management/JNL S&P 500 Index Fund              Salomon Brothers/JNL U.S. Government & Quality Bond Fund
Mellon Capital Management/JNL Small Cap Index Fund            T. Rowe Price/JNL Established Growth Fund
Oppenheimer/JNL Global Growth Fund                            T. Rowe Price/JNL Mid-Cap Growth Fund
Oppenheimer/JNL Growth Fund                                   T. Rowe Price/JNL Value Fund
PIMCO/JNL Total Return Bond Fund

---------------------------------------------------------------
                    JNL VARIABLE FUND LLC
---------------------------------------------------------------

First Trust/JNL Communications Sector Fund
First Trust/JNL Energy Sector Fund
First Trust/JNL Financial Sector Fund
First Trust/JNL Global Target 15 Fund
First Trust/JNL Leading Brands Sector Fund
First Trust/JNL Pharmaceutical/Healthcare Sector Fund
First Trust/JNL Target 25 Fund
First Trust/JNL Target Small-Cap Fund
First Trust/JNL Technology Sector Fund
First Trust/JNL The Dow Target 10 Fund
First Trust/JNL The Dow Target 5 Fund
First Trust/JNL The S&P Target 10 Fund


Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson National, serves as investment adviser for all the funds and receives a fee for its services from each of the funds.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates
----------------

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
-----------

     The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

Federal Income Taxes
--------------------

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES
-----------------------

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Contract Maintenance Charge
---------------------------

     An annual contract maintenance charge of $35 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. The charge is deducted by redeeming units. For the year ended December 31, 2002, contract maintenance charges were assessed in the amount of $2,374,563.

Transfer Fee Charge
-------------------

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the year ended December 31, 2002, transfer fee charges were assessed in the amount of $56,842.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - POLICY CHARGES (CONTINUED)

Surrender or Contingent Deferred Sales Charge
---------------------------------------------

     During the first three to seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson National and withheld from the proceeds of the withdrawals. For the year ended December 31, 2002, surrender charges were assessed in the amount of $11,053,620.

Insurance Charges
-----------------

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for expenses incurred in administrating the Separate Account and its contracts.

     Jackson National deducts a daily charge from the net assets of the Separate Account equivalent to an annual rate of 1.00% to 1.50% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges
------------------------

     MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT CHARGE. If you select this benefit option, Jackson National makes an additional deduction at an annual rate of 0.22% of the average daily net asset value of your allocation. The Maximum Anniversary Value Death Benefit is an optional benefit that may increase the amount of the death benefit paid to the greatest contract value at any contract anniversary prior to the owner's 81st birthday. The mortality and expense risk charge is 0.12% lower than in the base contract to reflect the replacement of the standard death benefit with the Maximum Anniversary Value Death Benefit.

     EARNINGS PROTECTION BENEFIT CHARGE. If you select this benefit option, Jackson National will make an additional deduction that equals 0.30% on an annual basis of the average daily net asset value of your allocations to the portfolios.

     CONTRACT ENHANCEMENT CHARGE. If you select one of the contract enhancement benefits, then for a period of three to seven contract years, Jackson National will make an additional deduction based upon the average daily net asset value of your allocations to the portfolios. The amounts of these charges depend upon which of the contract enhancements you select and range from 0.395% to 0.65%.

     CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a contract enhancement benefit and then make a partial or total withdrawal during the first three to seven contract years, Jackson National will assess a recapture charge that reimburses Jackson National for all or part of the contract enhancements that Jackson National credited to the account based on the first year payments.

     GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you select this benefit, on a calendar quarter basis, Jackson National will deduct 0.10% of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select this benefit, Jackson National will make an additional deduction of 0.35% on an annual basis of the average daily net asset value of your allocations to the portfolios. This charge will increase to 0.55% upon the first election of a "step-up". Jackson National reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.70%.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - POLICY CHARGES (CONTINUED)

Optional Benefit Charges (continued)
------------------------------------

     OPTIONAL DEATH BENEFIT CHARGES. If you select one of the three optional death benefits available under your Contract, Jackson National will deduct 0.15% or 0.25% on an annual basis of the average daily net asset value of your allocations to the portfolios.

     FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature (on the Perspective II base contract), Jackson National will deduct 0.30% on an annual basis of the average daily net asset value of your allocations to the portfolios.

     20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson National will deduct 0.30% on an annual basis of the average daily net assets value of your allocations to the portfolios.

Premium Taxes
-------------

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS
-------------------------------------------

For the year ended December 31, 2002, purchases and proceeds from sales of investments are as follows:

--------------------------------------------------------------------------------
                                JNL SERIES TRUST
--------------------------------------------------------------------------------

                                                                   PROCEEDS
                                                   PURCHASES      FROM SALES
                                                   ---------      ----------
AIM/JNL Large Cap Growth                           $10,443,227    $ 3,419,867
AIM/JNL Premier Equity II                            8,079,439      2,838,950
AIM/JNL Small Cap Growth                            18,159,029      5,419,570
Alger/JNL Growth                                    25,410,914     83,285,931
Alliance Capital/JNL Growth                         22,805,724     17,945,720
Eagle/JNL Core Equity                               19,875,516     21,785,566
Eagle/JNL SmallCap Equity                           58,244,124     61,021,528
Janus/JNL Aggressive Growth                         38,736,972    113,244,718
Janus/JNL Balanced                                  27,599,832     19,661,443
Janus/JNL Capital Growth                           148,172,012    200,820,827
Janus/JNL Global Equities                            7,605,735     82,490,099
JPMorgan/JNL Enhanced S&P 500 Stock Index            9,448,657      2,009,262
JPMorgan/JNL International Value                       536,888         94,454
Lazard/JNL Mid Cap Value                            44,030,002     11,226,129
Lazard/JNL Small Cap Value                          49,553,610     15,810,693
Mellon Capital Management/JNL Bond Index            15,453,039      3,065,997


                                                                    PROCEEDS
                                                   PURCHASES       FROM SALES
                                                   ---------       ----------
PPM America/JNL Balanced                            $77,521,291    $61,654,598
PPM America/JNL High Yield Bond                      47,294,052     47,653,866
PPM America/JNL Money Market                        258,768,195    275,709,772
PPM America/JNL Value                                   582,678         57,682
Putnam/JNL Equity                                    18,299,914     69,542,106
Putnam/JNL International Equity                      45,095,051     48,287,402
Putnam/JNL Midcap Growth                              9,193,891      8,380,837
Putnam/JNL Value Equity                              37,664,245     77,611,991
S&P/JNL Aggressive Growth I                          38,987,233     27,892,249
S&P/JNL Conservative Growth I                       110,829,258     52,797,621
S&P/JNL Core Index 100                               19,028,919      4,066,852
S&P/JNL Core Index 50                                 3,575,796      1,216,212
S&P/JNL Core Index 75                                 5,681,029        867,389
S&P/JNL Equity Aggressive I                          10,305,362     10,634,756
S&P/JNL Equity Growth I                              32,561,607     39,843,137
S&P/JNL Moderate Growth I                           163,645,687     87,817,310

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
                          JNL SERIES TRUST (CONTINUED)
--------------------------------------------------------------------------------

                                                                             PROCEEDS
                                                              PURCHASES     FROM SALES
                                                              ---------     ----------
Mellon Capital Management/JNL International Index            10,699,480      1,359,772
Mellon Capital Management/JNL S&P 400 Mid Cap Index          15,653,306      3,179,310
Mellon Capital Management/JNL S&P 500 Index                  29,192,489      5,822,332
Mellon Capital Management/JNL Small Cap Index                12,726,782      2,171,823
Oppenheimer/JNL Global Growth                                27,592,866      7,351,396
Oppenheimer/JNL Growth                                       10,884,616      6,344,691
PIMCO/JNL Total Return Bond                                 116,328,339     19,780,678


                                                                             PROCEEDS
                                                             PURCHASES      FROM SALES
                                                              ---------      ----------
S&P/JNL Very Aggressive Growth I                             11,001,057     13,362,042
Salomon Brothers/JNL Global Bond                             23,189,656     17,794,635
Salomon Brothers/JNL U.S. Government & Quality Bond         148,310,966     74,025,746
T. Rowe Price/JNL Established Growth                         56,449,711    101,434,057
T. Rowe Price/JNL Mid-Cap Growth                             55,390,867    100,356,380
T. Rowe Price/JNL Value                                      57,203,369     36,121,760



--------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------

                                                                      PROCEEDS
                                                      PURCHASES      FROM SALES
                                                      ---------      ----------
First Trust/JNL Communications Sector                $ 3,922,635    $ 3,201,339
First Trust/JNL Energy Sector                          3,781,269      3,481,494
First Trust/JNL Financial Sector                       6,306,206      5,431,112
First Trust/JNL Global Target 15                      29,874,976      4,545,884
First Trust/JNL Leading Brands Sector                  4,471,300      2,345,214
First Trust/JNL Pharmaceutical/Healthcare Sector       8,275,583      6,118,155


                                                                      PROCEEDS
                                                      PURCHASES      FROM SALES
                                                      ---------      ----------
First Trust/JNL Target 25                            $39,127,868    $ 7,060,512
First Trust/JNL Target Small-Cap                      35,768,856      7,397,466
First Trust/JNL Technology Sector                      8,143,307      5,070,954
First Trust/JNL The Dow Target 10                     70,154,645     19,748,978
First Trust/JNL The Dow Target 5                       4,550,680      2,193,323
First Trust/JNL The S&P Target 10                     37,603,860     10,001,820

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):

                   AIM/                AIM/                AIM/                             Alliance
               JNL Large Cap        JNL Premier       JNL Small Cap       Alger/JNL        Capital/JNL       Eagle/JNL Core
              Growth Portfolio  Equity II Portfolio  Growth Portfolio  Growth Portfolio  Growth Portfolio   Equity Portfolio
               --------------      --------------     ---------------   --------------    --------------    --------------
M&E CLASS
   1.150            $ 4,426           $ 3,161           $ 5,695            $ 7,916           $ 5,409           $ 10,125
   1.250                  -                 -               685                663                 -                  -
   1.300              3,482             2,060             3,208              3,288             2,671              5,062
   1.400              1,523               983             2,228              3,493             3,287              4,189
   1.450                558               487             2,356              1,024               744              1,153
   1.500                  -                 -                 -                  -                 -                  -
   1.545                 31                 -               152                 76               295                284
   1.560                  -                 -                 -                  -                 -                 11
   1.570                 70               216               816                457               583                224
   1.575                  2                 -               185                  6                 1                 25
   1.600                306               610               813                777             2,996                932
   1.650                298                68                38                355                99                507
   1.695                 32                 -                18                 20                 -                 72
   1.700                294               395               126              1,517               389              1,026
   1.710              4,460             2,501             6,216              3,514             6,662              8,574
   1.720                707               343               637                898               278                813
   1.725                 81                 -                 3                 99                 1                 12
   1.750                240                44                15                 45               524                  3
   1.795                  -                 -                42                 12                 -                 16
   1.800              1,900             1,294                94                253               196                150
   1.820                 96                12               133                238                 -                  1
   1.825                 28                 -                23                  6                 -                  -
   1.845                236               380               519                772                 -                960
   1.850                  8                 -                54                 12                 -                 84
   1.860              2,268               642             3,290              2,723             4,274              3,056
   1.870                143                78               375                419               152                428
   1.900                218               553               133                156                 5                152
   1.950                  5                 -                 -                  -                 -                  -
   1.960              1,534               282             1,314              1,904               770              2,224
   1.970                231                 1                87                133                99                 18
   1.995                 31                68                61                548               104                900
   2.000                  -                24               307                572                 -              1,108
   2.010                282                 -                64                 59                29                  -
   2.020                 71                 -                 -                  8                 -                  -
   2.095                384               114               109                260               197                907
   2.100                 71                 -                 -                 23                 -                 76
   2.120                  -                 -                 -                 68                 -                126
   2.145                  -                 -                38                  -                 -                  -
   2.150                  -                 -                 -                  -                 -                  -
   2.160                276               201                86                656               132                397
   2.170                  -                95                21                  -                28                 15
   2.200                  -                 -                 -                  -                 -                  -
   2.260                188               300               111                134               454              1,816
   2.270                  1                45                 1                  1                45                  -


               Eagle/JNL      First Trust/JNL   First Trust/JNL   First Trust/JNL  First Trust/JNL   First Trust/JNL
                SmallCap      Communications         Energy       Financial Sector  Global Target    Leading Brands
            Equity Portfolio  Sector Portfolio  Sector Portfolio    Portfolio       15 Portfolio     Sector Portfolio
            ---------------   ---------------    -------------     -------------    --------------   ---------------
M&E CLASS
   1.150        $ 5,788               $ -             $ -               $ -             $ 14,334            $ -
   1.250              -                 -               -                 -                    -              -
   1.300          4,131                 -               -                 -                6,273              -
   1.400          3,616                 -               -                 -                2,208              -
   1.450            529                 -               -                 -                1,523              -
   1.500              -                 -               -                 -                  593              -
   1.545            362                 -               -                 -                  583              -
   1.560              6                 -               -                 -                    -              -
   1.570            355                 -               -                 -                  385              -
   1.575              1                 -               -                 -                    -              -
   1.600          1,786                 -               -                 -                  676              -
   1.650            311                 -               -                 -                3,031              -
   1.695            112                 -               -                 -                  226              -
   1.700            822                 -               -                 -                  352              -
   1.710          5,776                 -               -                 -               20,530              -
   1.720            494                 -               -                 -                  520              -
   1.725             59                 -               -                 -                    -              -
   1.750            320                 -               -                 -                   75              -
   1.795              -                 -               -                 -                    -              -
   1.800            103                 -               -                 -                  977              -
   1.820              1                 -               -                 -                   12              -
   1.825              -                 -               -                 -                    -              -
   1.845             38                 -               -                 -                1,331              -
   1.850              3                 -               -                 -                    -              -
   1.860          2,496                 -               -                 -               10,447              -
   1.870            246                 -               -                 -                    -              -
   1.900             75                 -               -                 -                4,364              -
   1.950             33                 -               -                 -                    -              -
   1.960          1,162                 -               -                 -                3,779              -
   1.970            112                 -               -                 -                   13              -
   1.995             73                 -               -                 -                   74              -
   2.000            105                 -               -                 -                    -              -
   2.010            763                 -               -                 -                  255              -
   2.020             28                 -               -                 -                    -              -
   2.095            327                 -               -                 -                    8              -
   2.100             11                 -               -                 -                    -              -
   2.120             27                 -               -                 -                    -              -
   2.145              5                 -               -                 -                    3              -
   2.150              -                 -               -                 -                    -              -
   2.160            135                 -               -                 -                  388              -
   2.170              2                 -               -                 -                    -              -
   2.200              -                 -               -                 -                   53              -
   2.260          1,284                 -               -                 -                  695              -
   2.270              1                 -               -                 -                    -              -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):


                         AIM/                AIM/                AIM/                             Alliance
                     JNL Large Cap        JNL Premier       JNL Small Cap       Alger/JNL        Capital/JNL       Eagle/JNL Core
                    Growth Portfolio  Equity II Portfolio  Growth Portfolio  Growth Portfolio  Growth Portfolio   Equity Portfolio
                     --------------      --------------     ---------------   --------------    --------------    --------------
M&E CLASS
   2.295             $      -             $      -           $       -         $         -        $       -        $     172
   2.300                  158                  146                 353                 269              117              151
   2.395                    -                  131                 167                 962               64              942
   2.400                    -                    -                   -                 176                -              158
   2.450                  154                    1                  16                 131                1              578
   2.550                  111                   32                  42                 107               39               18
   2.600                    -                    -                   -                   -                -                -
   2.750                    -                    -                   -                   -                -                -
   2.850                    -                    -                   -                   -                -                -

PERSPECTIVE
 Standard Benefit      24,100               35,213              77,562           2,835,841          354,337          855,588
 Maximum Anniversary
    Value Benefit         504                1,107                 388               3,212            3,919            1,080
 Earnings Protection
    Benefit               113                  686                 255               3,866            3,124            3,137
 Combined Optional
    Benefits               52                  165                 231                  76            1,476              429
                     --------------      --------------     ---------------   --------------    --------------    -------------

   Total             $ 49,673             $ 52,438           $ 109,067         $ 2,877,745        $ 393,501        $ 907,699
                     ==============      ==============     ===============   ==============    ==============    =============



                             Eagle/JNL      First Trust/JNL   First Trust/JNL   First Trust/JNL  First Trust/JNL   First Trust/JNL
                              SmallCap      Communications         Energy       Financial Sector  Global Target    Leading Brands
                          Equity Portfolio  Sector Portfolio  Sector Portfolio    Portfolio       15 Portfolio     Sector Portfolio
                          ---------------   ---------------    -------------     -------------    --------------   ---------------
M&E CLASS
   2.295                   $         -         $       -        $       -          $       -         $       -         $       -
   2.300                           354                 -                -                  -             1,571                 -
   2.395                            92                 -                -                  -               258                 -
   2.400                            61                 -                -                  -                 -                 -
   2.450                           120                 -                -                  -             2,394                 -
   2.550                            42                 -                -                  -               420                 -
   2.600                             -                 -                -                  -                 -                 -
   2.750                             -                 -                -                  -                 -                 -
   2.850                             -                 -                -                  -                 -                 -

PERSPECTIVE
 Standard Benefit            1,027,829            99,128          107,250            224,854           148,498           127,180
 Maximum Anniversary
    Value Benefit                1,136                 -                -                  -                72                 -
 Earnings Protection
    Benefit                      6,346             3,611            5,333              7,269             5,948             4,896
 Combined Optional
    Benefits                     1,622                 -                -                  -                 -                 -
                          ---------------   ---------------    ---------------   -----------       --------------  ---------------

   Total                   $ 1,069,100         $ 102,739        $ 112,583          $ 232,123         $ 232,869         $ 132,076
                          ===============   ===============    ===============   ===========       ==============  ===============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES
  The following is a summary of insurance charges for the period ended December 31, 2002:

              First Trust/JNL
              Pharmaceutical/   First Trust/JNL  First Trust/JNL   First Trust/JNL  First Trust/JNL  First Trust/JNL
               Healthcare         Target 25      Target Small-Cap   Technology      The Dow Target   The Dow Target
              Sector Portfolio    Portfolio        Portfolio       Sector Portfolio  10 Portfolio     5 Portfolio
              --------------    --------------   ---------------    -------------   ---------------  ---------------
M&E CLASS
   1.150           $ -           $ 15,328          $ 15,104             $ -           $ 23,186              $ -
   1.250             -                  -                 -               -                  -                -
   1.300             -              7,912             6,994               -             16,446                -
   1.400             -              3,469             2,399               -              6,915                -
   1.450             -              1,765             1,780               -              4,553                -
   1.500             -                572               599               -                609                -
   1.545             -              1,194               906               -              1,035                -
   1.560             -                  -                 -               -                  -                -
   1.570             -                397               383               -                962                -
   1.575             -                  -                 -               -                 60                -
   1.600             -                854               760               -              2,922                -
   1.650             -              3,899             2,936               -              4,875                -
   1.695             -                390               254               -                317                -
   1.700             -              1,187               334               -                607                -
   1.710             -             24,143            19,534               -             28,355                -
   1.720             -              1,078               790               -              1,593                -
   1.725             -                 35                18               -                 29                -
   1.750             -                672               341               -                846                -
   1.795             -                 22                 -               -                  -                -
   1.800             -              1,040               986               -              3,925                -
   1.820             -                 69                12               -                 85                -
   1.825             -                  -                 -               -                  -                -
   1.845             -              1,424             1,383               -              2,343                -
   1.850             -                  -                 -               -                 74                -
   1.860             -             12,157            11,045               -             19,079                -
   1.870             -                  -                 -               -              1,194                -
   1.900             -              5,173             4,299               -              5,658                -
   1.950             -                  -                 -               -                  -                -
   1.960             -              3,668             3,697               -              5,318                -
   1.970             -                 13                13               -                130                -
   1.995             -                645               362               -              1,999                -
   2.000             -                  -                 -               -                  -                -
   2.010             -                375               255               -                481                -
   2.020             -                  -                 -               -                  -                -
   2.095             -                  8                 8               -                189                -
   2.100             -                 14                14               -                 34                -
   2.120             -                  -                 -               -                 97                -
   2.145             -                 39                52               -                 81                -
   2.150             -                  -                 -               -                  -                -
   2.160             -                782               407               -              1,052                -
   2.170             -                  -                 -               -                  4                -
   2.200             -                 53                54               -                 58                -
   2.260             -              1,396               688               -              1,441                -
   2.270             -                  -                 -               -                 31                -


                                                                                                       JPMorgan/JNL
                First Trust/JNL    Janus/JNL        Janus/JNL        Janus/JNL         Janus/JNL         Enhanced
                The S&P Target     Aggressive       Balanced          Capital           Global         S&P 500 Stock
                 10 Portfolio     Growth Portfolio  Portfolio     Growth Portfolio Equities Portfolio  Index Portfolio
                ---------------    -------------   ------------     -------------    --------------     --------------

M&E CLASS
   1.150           $ 14,771         $ 3,571           $ 9,738         $ 2,409           $ -               $ 2,856
   1.250                  -             689                 -               -             -                     -
   1.300              7,150           2,203             8,608             858             -                 1,090
   1.400              2,842           2,529             3,128           2,061             -                 2,332
   1.450              1,853           2,435               991           1,003             -                 1,118
   1.500                565               -                 -               -             -                     -
   1.545                843               7               125               -             -                     -
   1.560                  -               -                 -               -             -                     -
   1.570                397             487               163             454             -                   108
   1.575                  -             104                33             107             -                     6
   1.600                754             644             1,113              48             -                   242
   1.650              3,142             238               690              78             -                   276
   1.695                300              42                59               -             -                    33
   1.700                277             769             1,282              60             -                 1,368
   1.710             21,532           2,776             7,386           1,585             -                16,444
   1.720                572             882             1,373             242             -                 1,705
   1.725                  -               -                 9               -             -                    15
   1.750                640             325               784             339             -                   164
   1.795                 13               -                14               -             -                    40
   1.800                902              40               401             245             -                   227
   1.820                 12              91                 -               -             -                   179
   1.825                  -              12                 -               -             -                    22
   1.845              1,331             472               429               5             -                     8
   1.850                  -              93                 7               -             -                     -
   1.860             10,614           3,895             4,972             825             -                 2,758
   1.870                  -             608               179              94             -                   269
   1.900              4,322              21               143              53             -                   516
   1.950                  -               2                 -               -             -                     -
   1.960              3,553           1,071             3,183             454             -                   433
   1.970                 13             216               132               -             -                   138
   1.995                471             659             1,180              62             -                    29
   2.000                  -             332               345              14             -                    27
   2.010                245             171               235             124             -                    36
   2.020                  -               8                38               -             -                     -
   2.095                  8              66               425             107             -                   150
   2.100                 13              11                61              58             -                    38
   2.120                  -              71                 -               -             -                     -
   2.145                  7              37               232               -             -                     -
   2.150                  -               -                 -               -             -                     -
   2.160                197              39               268             926             -                   121
   2.170                  -               -                21               -             -                     -
   2.200                 49               -                 -               -             -                     -
   2.260              1,003             539             1,280             296             -                   239
   2.270                  -              25               110              58             -                    40

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):


                        First Trust/JNL
                        Pharmaceutical/  First Trust/JNL   First Trust/JNL   First Trust/JNL    First Trust/JNL   First Trust/JNL
                          Healthcare       Target 25       Target Small-Cap    Technology        The Dow Target    The Dow Target
                        Sector Portfolio   Portfolio         Portfolio       Sector Portfolio    10 Portfolio      5 Portfolio
                        --------------   --------------    ---------------    -------------      ---------------   ---------------
M&E CLASS
   2.295                 $       -        $       -          $       -        $       -           $      39         $        -
   2.300                         -            1,857              1,542                -               2,084                  -
   2.395                         -              271                283                -                 283                  -
   2.400                         -                -                  -                -                   -                  -
   2.450                         -            2,349              2,363                -               2,551                  -
   2.550                         -              378                384                -                 403                  -
   2.600                         -                -                  -                -                   -                  -
   2.750                         -                -                  -                -                   -                  -
   2.850                         -                -                  -                -                   -                  -

PERSPECTIVE
 Standard Benefit          288,107          171,487            236,782          230,830             629,224            108,777
 Maximum Anniversary
    Value Benefit                -               74                 75                -               1,576                  -
 Earnings Protection
    Benefit                 11,801            9,649             11,775            8,486              11,611              6,939
 Combined Optional
    Benefits                     -                -                  -                -                 385                  -
                        --------------   --------------    ---------------    -------------      ---------------   ---------------

   Total                 $ 299,908        $ 275,838          $ 329,611        $ 239,316           $ 784,739         $  115,716
                        ==============   ==============    ===============    =============      ===============   ===============


                                                                                                                  JPMorgan/JNL
                          First Trust/JNL      Janus/JNL      Janus/JNL        Janus/JNL         Janus/JNL          Enhanced
                          The S&P Target       Aggressive     Balanced          Capital           Global         S&P 500 Stock
                           10 Portfolio     Growth Portfolio  Portfolio     Growth Portfolio Equities Portfolio  Index Portfolio
                          ---------------    -------------   ------------     -------------    --------------     --------------
M&E CLASS
   2.295                    $       -         $         -      $      46       $         -      $         -        $       -
   2.300                        1,516                  58            595                58                -              379
   2.395                          272                   -             39                 -                -                -
   2.400                            -                   -              -                 -                -                -
   2.450                        2,358                  13            477                 -                -              258
   2.550                          382                   -              9                33                -               52
   2.600                            -                   -              -                 -                -                -
   2.750                            -                   -              -                 -                -                -
   2.850                            -                   -              -                 -                -                -

PERSPECTIVE
 Standard Benefit             313,693           3,243,781        767,410         2,323,700        3,430,645            2,266
 Maximum Anniversary
    Value Benefit                  67                 360          4,007               525                -                -
 Earnings Protection
    Benefit                    11,381               3,628          5,917             6,298                -                -
 Combined Optional
    Benefits                        -                 618            716               228                -                -
                          ---------------    -------------   ------------     -------------    --------------     --------------

   Total                    $ 408,060         $ 3,274,638      $ 828,353       $ 2,343,407      $ 3,430,645        $  35,982
                          ===============    =============   ============     =============    ==============     ==============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):

                                                                     Mellon Capital   Mellon Capital    Mellon Capital
                  JPMorgan/JNL       Lazard/JNL       Lazard/JNL     Management/JNL  Management/JNL    Management/JNL
                  International        Mid Cap         Small Cap      Bond Index      International     S&P 400 Mid Cap
                 Value Portfolio   Value Portfolio  Value Portfolio   Portfolio      Index Portfolio   Index Portfolio
                 -------------     ------------     ------------    --------------   --------------    --------------
M&E CLASS
   1.150              $ 14         $ 11,645         $ 10,763           $ 9,788          $ 6,573          $ 10,396
   1.250                 -              695              679                 -                -                 -
   1.300                15            8,450            6,178             5,528            5,111             6,633
   1.400                19            4,831            4,242             3,917            2,604             3,257
   1.450                 -            2,437            3,695             3,205            4,770             4,042
   1.500                 -                -                -                 -                -                 -
   1.545                 -              306               96                 -              137               233
   1.560                 -                -                -                 -                -                12
   1.570                 -              233              438               569              320               635
   1.575                 -               73               42                15               12               160
   1.600                 1            1,090            1,057             1,743              705             1,603
   1.650                 -              842              604               618              603               865
   1.695                 -               83              155               208              221               345
   1.700                12            1,002            1,233               287              241               320
   1.710               177            9,212           13,422            14,996            9,561            13,490
   1.720                 -            1,402            1,333             1,325            1,472             2,189
   1.725                 -               70               24                31               63                79
   1.750                 -              251              475             1,077              313               859
   1.795                 -               45               31                 -                2                 -
   1.800                 -              731              295               246              178               175
   1.820                 -              446              338               151               58                70
   1.825                 -               34               18                 -                -                 -
   1.845                 -              918            1,698             1,306               96               268
   1.850                 -               35               37                 -                -                10
   1.860                 -            6,850            6,885            12,189            8,755            13,625
   1.870                 -              440              320               243              478             1,283
   1.900                 -              382              571             2,001              409               524
   1.950                 -                5                5                 -                -                 -
   1.960                 7            1,880            1,838             1,679            1,374             2,420
   1.970                 -              162              124               125              111               149
   1.995                 -              380              346             1,244                3               577
   2.000                 -              308              629                19                -                84
   2.010                 -              920              900               538              504               287
   2.020                 -               48               58               121               46                28
   2.095                86              493              178               177                -               173
   2.100                 -               55                9                 -                -                79
   2.120                 -               55               96                 -                -                70
   2.145                 -              566              561             1,353                3                 3
   2.150                 -              117              119                 -                -                 -
   2.160                 -            1,654            1,061               738              290               180
   2.170                 -               43               65               251                -                 -
   2.200                 -                -                -                57               61                63
   2.260                 -            1,413              921               628              660             1,215
   2.270                 -              166               78                 -               47                 9


                  Mellon Capital     Mellon Capital
                 Management/JNL     Management/JNL      Oppenheimer/JNL                       PIMCO/JNL      PPM America/
                    S&P 500           Small Cap         Global Growth     Oppenheimer/JNL    Total Return    JNL Balanced
                Index Portfolio     Index Portfolio       Portfolio       Growth Portfolio   Bond Portfolio   Portfolio
                -----------------   --------------      ---------------   ----------------   -------------   ------------

M&E CLASS
   1.150             $ 19,175          $ 7,992             $ 10,674            $ 4,610         $ 49,645        $ 21,486
   1.250                    -                -                    -                  -                -             724
   1.300               13,033            6,052                5,813              2,872           23,877          15,998
   1.400                9,957            3,158                5,752              1,764           11,355          20,917
   1.450                9,212            2,705                1,387                302            7,744           2,307
   1.500                    -                -                    -                  -                -               -
   1.545                  167               37                  465                 45            1,081              85
   1.560                   11               12                    -                  -               23               -
   1.570                1,201              236                  228                156            3,797           1,291
   1.575                  190               12                    2                 55              144             118
   1.600                2,783            1,094                1,660                116            3,140             817
   1.650                  916              794                  712                520            2,341             786
   1.695                  232              262                    -                  -              688             133
   1.700                1,393              217                1,142                266            5,934           2,376
   1.710               21,050           11,186                8,385              1,984           59,558          36,325
   1.720                2,777            1,098                  682                137            6,100           1,793
   1.725                  182                9                    -                  -              174              12
   1.750                3,080              175                  161                 44            5,043             187
   1.795                    -                7                    -                  -               49              11
   1.800                  453              165                  362                206            1,909             376
   1.820                  150               69                   29                  1              988             100
   1.825                   65                -                    -                  -               44              12
   1.845                  975              260                  125                118           11,317             625
   1.850                   13                -                   14                 10              135               8
   1.860               15,664           10,604                5,512              1,208           21,758          13,559
   1.870                1,177              799                  696                121            1,309             448
   1.900                1,362              472                  305                225            2,605             302
   1.950                   79                -                    -                  -                7               -
   1.960                4,189            1,950                1,197                572           11,644           4,043
   1.970                  550              151                  110                  6              663             299
   1.995                2,985              612                  188                104            2,444           1,146
   2.000                1,035                -                   28                133            2,724           2,057
   2.010                  324              496                  232                 29            1,170               3
   2.020                    -               28                   40                  -              237               -
   2.095                  193              167                  323                 23            2,985             596
   2.100                   76               80                   26                  -              656              14
   2.120                    -               68                   54                  -              116              77
   2.145                    3               28                    1                205              163             684
   2.150                    -                -                    -                  -                -              54
   2.160                  237              604                  101                  3            1,886             732
   2.170                   83               59                   17                  -              183               -
   2.200                   93               63                    -                  -               29               -
   2.260                2,079              820                  295              1,186            5,446           2,395
   2.270                  206                9                    1                 69              261               -


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):

                                                                             Mellon Capital   Mellon Capital    Mellon Capital
                          JPMorgan/JNL       Lazard/JNL       Lazard/JNL     Management/JNL  Management/JNL    Management/JNL
                          International        Mid Cap         Small Cap      Bond Index      International     S&P 400 Mid Cap
                         Value Portfolio   Value Portfolio  Value Portfolio   Portfolio      Index Portfolio   Index Portfolio
                         -------------     ------------     ------------    --------------   --------------    --------------
M&E CLASS
   2.295                  $ -                $      19        $     19         $    77          $     -          $      -
   2.300                    -                      570             825             676              492               665
   2.395                   93                      660             326              17               17                16
   2.400                    -                       97              57               -                -                 -
   2.450                    -                      493             418             436              133               108
   2.550                    -                      171             142              51               33               182
   2.600                    -                        -               -               -                -                 -
   2.750                    -                        -               -               -                -                 -
   2.850                    -                        -               -               -                -                 -

PERSPECTIVE
 Standard Benefit         524                  209,558         225,556           1,808              485             1,759
 Maximum Anniversary
    Value Benefit           -                    1,838             592               -                -                 -
 Earnings Protection
    Benefit                 -                      808           1,016               -                -                 -
 Combined Optional
    Benefits                -                       66               6               -                -                 -
                         -------------     ------------     ------------    --------------   --------------    --------------

   Total                  $ 948              $ 275,048        $ 290,574        $69,438          $46,941          $ 69,140
                         =============     ============     ============    ==============   ==============    ==============


                             Mellon Capital     Mellon Capital
                            Management/JNL     Management/JNL      Oppenheimer/JNL                       PIMCO/JNL      PPM America/
                               S&P 500           Small Cap         Global Growth     Oppenheimer/JNL    Total Return    JNL Balanced
                           Index Portfolio     Index Portfolio       Portfolio       Growth Portfolio   Bond Portfolio   Portfolio
                           -----------------   --------------      ---------------   ----------------   -------------   ------------
M&E CLASS
   2.295                          $     212         $      -            $       -           $      -       $     221    $       396
   2.300                              1,752              740                2,200                122           5,072          1,109
   2.395                                 17              114                  482                  -             464            223
   2.400                                  -                -                  118                  -              62             81
   2.450                                799              124                  212                  -           3,023            680
   2.550                                451              164                  149                 40             796            248
   2.600                                  -                -                    -                  -               -              -
   2.750                                  -                -                    -                  -              92            107
   2.850                                  -                -                    -                  -               -              -

PERSPECTIVE
 Standard Benefit                     4,257            1,235              182,698             62,584         513,334      2,740,162
 Maximum Anniversary
    Value Benefit                         -                -                1,618                472           1,658          7,344
 Earnings Protection
    Benefit                             469                -                2,045              2,492           1,087          6,739
 Combined Optional
    Benefits                              -                -                  854                240             569            768
                           -----------------   --------------      ---------------   ----------------   -------------   ------------

   Total                          $ 125,307         $ 54,927            $ 237,095           $ 83,040       $ 777,750    $ 2,890,753
                           =================   ==============      ===============   ================   =============   ============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):


                PPM America/      PPM America/   PPM America/                     Putnam/JNL        Putnam/JNL
                JNL High Yield     JNL Money      JNL Value      Putnam/JNL       International       Midcap
                Bond Portfolio  Market Portfolio  Portfolio     Equity Portfolio Equity Portfolio Growth Portfolio
                -------------     ------------   ------------   --------------    -------------    -------------
M&E CLASS
   1.150          $ 11,058       $ 39,678            $ 18         $ 2,745          $ 4,415          $ 3,004
   1.250                 -              -               -               -                -                -
   1.300             8,424         16,624              33             771            4,065            2,794
   1.400             5,225         12,411              51             369            3,284              449
   1.450             2,992          8,135               1           2,792            1,786              456
   1.500                 -              -               -               -                -                -
   1.545                75            810               -               -              182                6
   1.560                 -            475               -               -               11                -
   1.570               386            151              27             184              246              124
   1.575                54            423               -              15                -               56
   1.600             1,888          2,210               3             282            1,903              359
   1.650               349          2,582               5              11              115               76
   1.695                 3            108               -              18              139               18
   1.700               622         10,578               -             271               44              524
   1.710             9,887         22,657              19           1,236            5,153            1,872
   1.720               909          6,954               -             156              477              324
   1.725                 8             21               -               -               22               56
   1.750               954            595               -               -              159               15
   1.795                22            314               -               -               34                -
   1.800               401          1,226               -           2,302              213              228
   1.820               105              -               -               -              251                -
   1.825                22              -               -               -                -                -
   1.845               625          1,102               -              88                -              185
   1.850                62             45               -               -                4                -
   1.860             4,926         30,049              51             431            4,269              655
   1.870               461          2,425               -              13               43               27
   1.900               240          3,098               -             131              168              148
   1.950                33              -               -               -                -                -
   1.960             4,090          6,918              23             532            1,245            1,168
   1.970               349            936               -               8               12               95
   1.995               809          2,346               -               -               64                -
   2.000               900            151               -              83                -               79
   2.010               151            710               -               -              164              125
   2.020                43            466               -               -               46                -
   2.095             1,113            442              11               -              182                3
   2.100                68              -               -               -                -                6
   2.120                87              -               -               -                -                -
   2.145                74            704               -             358               42                -
   2.150                 -              -               -              49                -                -
   2.160               518            729               -               -                -                -
   2.170                 -              -               -               -                -                -
   2.200                 -              -               -               -                -                -
   2.260             1,369            550               -               -              123              475
   2.270                32            926               -               -               32               67


                  Putnam/JNL        S&P/JNL            S&P/JNL          S&P/JNL Core    S&P/JNL Core    S&P/JNL Core
                Value Equity       Aggressive       Conservative         Index 100        Index 50        Index 75
                  Portfolio     Growth Portfolio  Growth Portfolio I     Portfolio       Portfolio       Portfolio
                --------------  ----------------    --------------      -------------   -------------   -------------
M&E CLASS
   1.150         $ 6,380         $ 37,856          $ 61,904               $ 14,328       $ 2,849         $ 3,940
   1.250               -                -                 -                      -             -               -
   1.300           3,756           10,981            40,131                 13,447         1,071           7,711
   1.400           2,473           12,058             9,238                  3,987           137             738
   1.450           4,362            1,894             8,072                  1,801            25           2,421
   1.500               -                -                 -                      -             -               -
   1.545              51              144               879                      9             -              85
   1.560               -                -                 -                      -             -               -
   1.570           1,510              857             3,790                  8,762             -             284
   1.575             193               85               174                  1,114             -               4
   1.600             247            5,577             6,954                    688             -           1,877
   1.650             396              588             6,949                    787            82              21
   1.695              35               18               371                    194            53               -
   1.700             164            3,501             8,387                    213            94               -
   1.710           5,740           24,103            68,678                 17,370         3,339           1,452
   1.720           1,110            2,811            10,565                  2,663           644              35
   1.725              87                -             1,004                     37             6               -
   1.750             329              111             5,684                    249             -              91
   1.795               -               14               542                     15             -               -
   1.800           2,182              591             1,985                  1,537             -               2
   1.820              32            1,583               705                    522             -               -
   1.825               -                -                 -                     72             -               -
   1.845             557            2,011             5,912                  1,132         2,539             935
   1.850              78              549             1,164                      -            53               -
   1.860           3,285           13,794            40,591                 10,641         2,108           2,922
   1.870             262              486             2,050                  1,389           551             198
   1.900             326              566             2,409                     50           734               5
   1.950               -                -                 -                      -             -               -
   1.960           1,609            9,013            25,964                  5,846         1,531           7,970
   1.970              36              536               747                    519           241              23
   1.995             281               62             4,243                    282           799               -
   2.000              44                -             1,031                     69           133               -
   2.010             285              254               374                  1,793           679               -
   2.020              70                -                 -                    408             -               -
   2.095               8            1,219               782                    117             -               -
   2.100               1              112               374                     59             -               -
   2.120              83                -                 -                      -             -               -
   2.145             163                -             1,123                      -             -               -
   2.150              35                -                22                      -             -               -
   2.160           1,012              449             9,267                    898             -             310
   2.170              42               37               303                      -             -              28
   2.200               -                -               279                     29             -               -
   2.260             378            1,374             3,584                  5,125         1,860             164
   2.270              57              175                78                      -            47               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):


                      PPM America/      PPM America/   PPM America/                     Putnam/JNL        Putnam/JNL
                      JNL High Yield     JNL Money      JNL Value      Putnam/JNL       International       Midcap
                      Bond Portfolio  Market Portfolio  Portfolio     Equity Portfolio Equity Portfolio Growth Portfolio
                      -------------     ------------   ------------   --------------    -------------    -------------
M&E CLASS
   2.295               $        92      $       180         $   -     $         -       $         -        $       -
   2.300                     1,025            4,079             -              61               211              215
   2.395                       373              721             -               -               218              913
   2.400                         -                -             -               -                 -              216
   2.450                       426            1,916             -               -                 1               14
   2.550                       210              741             -               -                85              103
   2.600                         -                -             -               -                 -                -
   2.750                         -                -             -               -                 -                -
   2.850                         -                -             -               -                 -                -

PERSPECTIVE
 Standard Benefit        1,588,122        1,688,297           696       2,575,614         1,038,409          205,090
 Maximum Anniversary
    Value Benefit            3,197            1,858             -             822               673              284
 Earnings Protection
    Benefit                  2,764           19,406             -           2,709             2,826            3,236
 Combined Optional
    Benefits                   640              219             -             135               697              185
                      -------------     ------------   ------------   --------------    -------------    -------------

   Total               $ 1,656,183      $ 1,894,966         $ 938     $ 2,592,186       $ 1,072,013        $ 223,650
                      =============     ============   ============   ==============    =============    =============


                        Putnam/JNL        S&P/JNL            S&P/JNL         S&P/JNL Core    S&P/JNL Core    S&P/JNL Core
                      Value Equity       Aggressive       Conservative        Index 100        Index 50        Index 75
                        Portfolio     Growth Portfolio  Growth Portfolio I    Portfolio       Portfolio       Portfolio
                      --------------  ----------------   --------------     -------------   -------------   -------------
M&E CLASS
   2.295               $         -    $       319         $       897        $      -        $      -        $      -
   2.300                       298             26               2,268              33              49               -
   2.395                         -             67                 402               -               -               -
   2.400                         -             25                  98               -               -               -
   2.450                        40          4,036               5,613               -             164               -
   2.550                       209              -                 292             282               -               -
   2.600                         -              -                 918               -               -               -
   2.750                         -              -                   -               -               -               -
   2.850                         -              -                   -               -               -               -

PERSPECTIVE
 Standard Benefit        3,241,414      1,237,573           2,425,528             597              12             124
 Maximum Anniversary
    Value Benefit            5,266          1,280               9,635               -               -               -
 Earnings Protection
    Benefit                  6,239          5,602              12,130               -               -               -
 Combined Optional
    Benefits                   810            569               3,335               -               -               -
                      --------------  ----------------   --------------     -------------   -------------   -------------

   Total               $ 3,291,935    $ 1,382,906         $ 2,797,425        $ 97,064        $ 19,800        $ 31,340
                      ==============  ================   ==============     =============   =============   =============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):


                                                                                                                     Salomon
                                                                                                   Salomon         Brothers/JNL
              S&P/JNL Equity                              S&P/JNL              S&P/JNL            Brothers/       U.S. Government
                Aggressive        S&P/JNL Equity         Moderate          Very Aggressive        JNL Global        & Quality
              Growth Portfolio I  Growth Portfolio I  Growth Portfolio I   Growth Portfolio I   Bond Portfolio    Bond Portfolio
               ---------------     --------------      ----------------     -----------------    ---------------   ---------------
M&E CLASS
   1.150        $ 6,435              $ 22,806           $ 115,442             $ 9,498             $ 5,942            $ 29,595
   1.250              -                     -                   -                   -                   -                   -
   1.300          3,413                 8,345              54,869               4,359               6,912              15,187
   1.400          4,315                 5,224              27,323                 439               3,256              12,225
   1.450            652                 1,787              12,572               2,961               1,524               9,528
   1.500              -                     -                   -                   -                   -                   -
   1.545            309                 1,108               1,064                  74                  91               1,222
   1.560              -                     -                   -                   -                   -                   -
   1.570            293                 1,591               4,712                 152                  78               1,914
   1.575             48                   121                 334                   -                   -                  51
   1.600             36                   543               7,025                  37                 724               2,261
   1.650            391                 1,716               2,780                  73                 203               5,455
   1.695              -                    36               1,387                   -                   5                 180
   1.700             26                 2,321               9,416               1,300                 475               1,782
   1.710          6,801                14,648              79,360               3,035               6,025              33,689
   1.720            625                 2,300              13,822                 615                 859               2,869
   1.725              6                    21               1,424                   -                   -                  23
   1.750              -                   199               1,696                   -                 100               7,807
   1.795              -                     -                 232                   -                   -                  11
   1.800              8                     2               1,305                   -                 311                 740
   1.820            306                   719               1,589                  12                 118                 368
   1.825             80                   145                 160                   -                   -                   -
   1.845              -                   145               8,923                 355                 385               3,795
   1.850              -                    12                 817                 167                  18                  47
   1.860         10,853                14,411             129,920               1,461               2,003              21,497
   1.870          1,179                 2,352               7,666                 237                 137                 222
   1.900              1                   584               4,302                   -                  96               1,696
   1.950              -                     -                   -                  24                  33                   -
   1.960            555                 4,205              34,245               1,535                 995               4,850
   1.970            208                   262               3,264                   2                 195                  94
   1.995              -                   129               5,978                   -                 899               3,691
   2.000              -                     -                 749                   -                  81               3,175
   2.010              -                     -               2,232                  97                 177               3,494
   2.020              -                     -                 267                   -                  28                 188
   2.095             71                   183                 849                   -                 353                 636
   2.100              -                   275                 409                   -                  67                  47
   2.120              -                     -                   -                   -                   -                   -
   2.145              -                    57                 765                   -                  36                 674
   2.150              -                     -                   -                   -                   -                   -
   2.160            260                   377               2,857                 139                 626               8,604
   2.170              9                    15                 113                   9                   -                  15
   2.200              -                   184                 249                   -                   -                   -
   2.260            338                 2,329               7,419                 216                 284               4,145
   2.270             53                    82                  82                  15                   -                 125

                T. Rowe Price/      T. Rowe Price/        T. Rowe
               JNL Established     JNL Mid-Cap           Price/JNL
               Growth Portfolio    Growth Portfolio   Value Portfolio
              -----------------    ----------------   -------------------
M&E CLASS
   1.150         $ 12,107            $ 13,532             $ 18,419
   1.250                -                 681                    -
   1.300            7,764               8,185               17,149
   1.400            9,150               4,917                9,970
   1.450            3,528               3,244                3,406
   1.500                -                   -                    -
   1.545              161                  56                  527
   1.560               11                   6                   12
   1.570            1,134                 382                  630
   1.575               72                   -                    5
   1.600              876                 322                3,582
   1.650              666                 525                  886
   1.695                7                 136                  120
   1.700              655                 478                1,746
   1.710           18,095               9,054               15,075
   1.720            2,036                 987                1,666
   1.725               77                  96                   11
   1.750              134                  59                1,261
   1.795                -                  50                   21
   1.800                7                 295                  811
   1.820                2                 162                  489
   1.825                -                   6                    -
   1.845              695                 379                2,339
   1.850               58                  31                   42
   1.860            3,446               5,951                9,671
   1.870              389                 172                1,213
   1.900              407                 296                  486
   1.950                -                   5                    5
   1.960            2,412               3,429                3,599
   1.970              152                 383                   76
   1.995              655                  42                1,124
   2.000              483                 863                  609
   2.010               98                 184                  314
   2.020                -                  24                   64
   2.095              995                 736                  886
   2.100              130                  91                  117
   2.120               71                  96                    -
   2.145              549                 436                  469
   2.150               50                  50                  124
   2.160              253                 505                  279
   2.170               95                  41                   43
   2.200                -                   -                    -
   2.260              519               1,065                1,364
   2.270                -                  65                   22


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - INSURANCE CHARGES (CONTINUED)
  The following is a summary of insurance charges for the period ended December 31, 2002 (continued):

                                                                                                            Salomon
                      S&P/JNL Equity                              S&P/JNL              S&P/JNL             Brothers/
                        Aggressive        S&P/JNL Equity         Moderate          Very Aggressive         JNL Global
                    Growth Portfolio I  Growth Portfolio I  Growth Portfolio I    Growth Portfolio I    Bond Portfolio
                      ---------------     --------------      ----------------     -----------------    ---------------
M&E CLASS
   2.295               $       -           $      157          $     2,228            $       -          $      109
   2.300                       -                1,941                3,970                    -                 261
   2.395                     331                    -                1,492                  440                 100
   2.400                      85                    -                  268                   85                   -
   2.450                      63                  195                9,485                  123                 461
   2.550                     155                    -                  806                    -                  33
   2.600                       -                    -                    -                    -                   -
   2.750                       -                    -                    -                    -                   -
   2.850                     475                    -                    -                    -                   -

PERSPECTIVE
 Standard Benefit        443,247            1,556,377            3,720,054              652,939             832,526
 Maximum Anniversary
    Value Benefit            368                1,044               14,173                  173               1,026
 Earnings Protection
    Benefit                1,969               10,775               24,007                3,570               1,794
 Combined Optional
    Benefits                   -                  218               25,811                    -                 160
                      ----------------    --------------      ----------------     -----------------    ---------------
Total                  $ 483,964           $1,659,941          $ 4,349,912            $ 684,142          $  869,506
                      ================    ==============      ================     =================    ===============



                              Salomon
                            Brothers/JNL
                          U.S. Government      T. Rowe Price/      T. Rowe Price/            T. Rowe
                            & Quality         JNL Established        JNL Mid-Cap            Price/JNL
                          Bond Portfolio      Growth Portfolio     Growth Portfolio      Value Portfolio
                          ---------------     -----------------    ----------------     -------------------

M&E CLASS
   2.295                     $       619         $        85         $        19              $       89
   2.300                           3,494                 420                 647                     447
   2.395                              72                 351                 316                     145
   2.400                               -                  58                  61                       -
   2.450                           1,825                 355                 184                     905
   2.550                             382                 223                 182                     605
   2.600                               -                   -                   -                       -
   2.750                             134                   -                   -                       -
   2.850                               -                   -                   -                       -

PERSPECTIVE
 Standard Benefit              2,633,858           3,650,042           3,346,149               1,107,027
 Maximum Anniversary
    Value Benefit                  7,646               3,828               7,843                   3,885
 Earnings Protection
    Benefit                       12,251               6,549               6,173                   9,131
 Combined Optional
    Benefits                       2,143                 260                 557                   1,041
                          ---------------     -----------------    ----------------     -------------------
Total                        $ 2,844,326         $  3,730,110        $ 3,420,148              $1,221,907
                          ===============     =================    ================     ===================

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS
  The following is a summary of accumulation unit values as of December 31, 2002:


                    AIM/              AIM/                 AIM/                            Alliance
               JNL Large Cap       JNL Premier         JNL Small Cap      Alger/JNL       Capital/JNL    Eagle/JNL Core
              Growth Portfolio  Equity II Portfolio  Growth Portfolio Growth Portfolio Growth Portfolio Equity Portfolio
              --------------    --------------       --------------   --------------   --------------   -------------
M&E CLASS
   1.150           8.066239          7.824266           8.317290        12.861002         7.821585       13.560918
   1.250                  -                 -           8.308086        12.768545                -               -
   1.300           8.052423          7.810531           8.303218        12.722551         7.764966       13.433509
   1.400           8.043063          7.801427           8.293543        12.631218         7.727529       13.349242
   1.450           8.038274          7.796787           8.288633        12.585633         7.708901       13.307306
   1.500                  -                 -                  -                -                -               -
   1.545           8.029099                 -           8.279411        12.499695         7.673545       13.227951
   1.560                  -                 -                  -                -                -       13.215425
   1.570           8.027311          7.785830           8.276988        12.477179         7.664341       13.207144
   1.575           8.027753                 -           8.276517        12.472883         7.662319       13.203308
   1.600           8.023998          7.783114           8.273921        12.450198         7.653191       13.182255
   1.650           8.019547          7.780170           8.270184        12.405373         7.634689       13.140851
   1.695           8.015217                 -           8.264933        12.365168                -       13.103783
   1.700           8.014810          7.773956           8.264364        12.360683         7.616498       13.101181
   1.710           8.013704          7.773058           8.263424        12.351785         7.612574       13.091418
   1.720           8.012866          7.772166           8.262477        12.342919         7.608748       13.083160
   1.725           8.012413                 -           8.261430        12.338434         7.607704       13.078937
   1.750           8.010050          7.769432           8.259545        12.320945         7.597923       13.115048
   1.795                  -                 -           8.255208        12.276345                -       13.021407
   1.800           8.005365          7.764852           8.254633        12.271843         7.579521       13.017333
   1.820           8.003563          7.775269           8.252692        12.254197                -       13.025829
   1.825           8.002959          7.767754           8.252229        12.250775                -       13.001409
   1.845           8.001148          7.760729           8.250332        12.232059                -       12.980573
   1.850           8.000714                 -           8.249840        12.227110                -       12.976462
   1.860           7.999748          7.759377           8.248875        12.218917         7.557539       12.968336
   1.870           7.998822          7.758489           8.247889        12.210025         7.553901       12.960161
   1.900           7.995979          7.755763           8.245051        12.183740         7.542953       12.935711
   1.950           7.990041                 -                  -                -                -               -
   1.960           7.990362          7.750326           8.239187        12.131019         7.521092       12.886939
   1.970           7.989432          7.749257           8.238421        12.122265         7.517448       12.878938
   1.995           7.987490          7.747057           8.236474        12.100419         7.508362       12.858612
   2.000                  -          7.746681           8.235391        12.096075                -       12.854589
   2.010           7.985645                 -           8.234395        12.087591         7.503125               -
   2.020           7.984736                 -                  -        12.078592                -               -
   2.095           7.977709          7.738051           8.226193        12.013434         7.472179       12.777916
   2.100           7.977260                 -                  -        12.007971                -       12.773868
   2.120                  -                 -                  -        11.991909                -       12.757886
   2.145                  -                 -           8.229924                -                -               -
   2.150                  -                 -                  -                -                -               -
   2.160           7.971670          7.732088           8.219902        11.957250         7.448652       12.725726
   2.170                  -          7.731258           8.218970                -         7.445115       12.717755
   2.200                  -                 -                  -                -                -               -
   2.260           7.962390          7.723065           8.210307        11.871207         7.412798       12.645846
   2.270           7.961561          7.722168           8.209529        11.862621         7.409200               -


                    Eagle/JNL      First Trust/JNL   First Trust/JNL   First Trust/JNL   First Trust/JNL   First Trust/JNL
                    SmallCap        Communications       Energy        Financial Sector   Global Target     Leading Brands
                Equity Portfolio   Sector Portfolio Sector Portfolio     Portfolio        15 Portfolio     Sector Portfolio
                ---------------    --------------   ---------------   --------------    ---------------    ---------------
M&E CLASS
   1.150           12.297205                 -                 -                -           7.185739                  -
   1.250                   -                 -                 -                -                  -                  -
   1.300           12.181628                 -                 -                -           7.148166                  -
   1.400           12.105257                 -                 -                -           7.123320                  -
   1.450           12.067316                 -                 -                -           7.110874                  -
   1.500                   -                 -                 -                -           7.098472                  -
   1.545           11.995390                 -                 -                -           7.087330                  -
   1.560           11.983958                 -                 -                -                  -                  -
   1.570           11.976238                 -                 -                -           7.081182                  -
   1.575           11.986676                 -                 -                -                  -                  -
   1.600           11.953818                 -                 -                -           7.073752                  -
   1.650           11.916324                 -                 -                -           7.061394                  -
   1.695           11.882616                 -                 -                -           7.050336                  -
   1.700           11.878974                 -                 -                -           7.049005                  -
   1.710           11.871463                 -                 -                -           7.046637                  -
   1.720           11.863845                 -                 -                -           7.044173                  -
   1.725           11.860232                 -                 -                -                  -                  -
   1.750           11.841109                 -                 -                -           7.036856                  -
   1.795                   -                 -                 -                -                  -                  -
   1.800           11.804291                 -                 -                -           7.024482                  -
   1.820           11.862617                 -                 -                -           7.019675                  -
   1.825           11.814111                 -                 -                -                  -                  -
   1.845           11.770696                 -                 -                -           7.013504                  -
   1.850           11.767213                 -                 -                -                  -                  -
   1.860           11.760036                 -                 -                -           7.009839                  -
   1.870           11.752526                 -                 -                -                  -                  -
   1.900           11.730111                 -                 -                -           7.000053                  -
   1.950           11.693449                 -                 -                -                  -                  -
   1.960           11.686070                 -                 -                -           6.985410                  -
   1.970           11.678781                 -                 -                -           6.982941                  -
   1.995           11.648643                 -                 -                -           6.976907                  -
   2.000           11.656650                 -                 -                -                  -                  -
   2.010           11.649337                 -                 -                -           6.973167                  -
   2.020           11.641877                 -                 -                -                  -                  -
   2.095           11.587172                 -                 -                -           6.952536                  -
   2.100           11.583692                 -                 -                -                  -                  -
   2.120           11.569528                 -                 -                -                  -                  -
   2.145           11.550706                 -                 -                -           6.940487                  -
   2.150                   -                 -                 -                -                  -                  -
   2.160           11.540366                 -                 -                -           6.937485                  -
   2.170           11.532189                 -                 -                -                  -                  -
   2.200                   -                 -                 -                -           6.927079                  -
   2.260           11.467410                 -                 -                -           6.912669                  -
   2.270           11.460426                 -                 -                -                  -                  -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                               AIM/              AIM/                 AIM/                             Alliance
                          JNL Large Cap       JNL Premier         JNL Small Cap       Alger/JNL       Capital/JNL    Eagle/JNL Core
                         Growth Portfolio  Equity II Portfolio  Growth Portfolio  Growth Portfolio Growth Portfolio Equity Portfolio
                          --------------    --------------       --------------    --------------   --------------   -------------
M&E CLASS
   2.295                           -                 -             8.204411                 -                -        12.618048
   2.300                    7.958729          7.719456             8.206455         11.837484         7.398810        12.614209
   2.395                           -          7.710858             8.197295         11.756246         7.364543        12.538926
   2.400                           -                 -                    -         11.751987                -        12.534982
   2.450                    7.944551          7.706539             8.192025         11.709642         7.354507        12.498888
   2.550                    7.935282          7.696877             8.182448         11.625507         7.309474        12.428983
   2.600                           -                 -                    -                 -                -                -
   2.750                           -                 -                    -                 -                -                -
   2.850                           -                 -                    -                 -                -                -

PERSPECTIVE
 Standard Benefit           8.043093          7.801358             8.293497         12.788610         4.561194        13.233795
 Maximum Anniversary
    Value Benefit           7.305040          7.163840             7.214243          6.600081         6.684134         8.086699
 Earnings Protection
    Benefit                 7.466290          7.334070             7.678717          6.356681         6.593902         7.354777
 Combined Optional
    Benefits                7.860605          7.082829             7.776030          6.681749         6.834120         7.918406


                           Eagle/JNL      First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL    First Trust/JNL
                           SmallCap        Communications        Energy        Financial Sector   Global Target      Leading Brands
                       Equity Portfolio   Sector Portfolio  Sector Portfolio      Portfolio        15 Portfolio     Sector Portfolio
                       ---------------    --------------    ---------------    --------------    ---------------    ---------------
M&E CLASS
   2.295                          -                 -                 -                -                  -                  -
   2.300                  11.438686                 -                 -                -           6.903001                  -
   2.395                  11.370532                 -                 -                -           6.880133                  -
   2.400                  11.366992                 -                 -                -                  -                  -
   2.450                  11.330792                 -                 -                -           6.866950                  -
   2.550                  11.260062                 -                 -                -           6.843038                  -
   2.600                          -                 -                 -                -                  -                  -
   2.750                          -                 -                 -                -                  -                  -
   2.850                          -                 -                 -                -                  -                  -

PERSPECTIVE
 Standard Benefit         11.722072          2.999411         10.207599         8.265111           7.122504           8.436548
 Maximum Anniversary
    Value Benefit          8.734561                 -                 -                -          10.151034                  -
 Earnings Protection
    Benefit                7.901772          4.572431          8.837502         7.851446           8.468583           9.287579
 Combined Optional
    Benefits               8.329654                 -                 -                -          10.145743                  -


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


               First Trust/JNL
               Pharmaceutical/    First Trust/JNL   First Trust/JNL     First Trust/JNL    First Trust/JNL   First Trust/JNL
                 Healthcare         Target 25        Target Small-Cap      Technology       The Dow Target    The Dow Target
              Sector Portfolio      Portfolio          Portfolio         Sector Portfolio   10 Portfolio       5 Portfolio
               --------------     -------------     --------------      ---------------    --------------    --------------
M&E CLASS
   1.150                  -         7.694899         11.499123                 -             7.723705                -
   1.250                  -                -                 -                 -                    -                -
   1.300                  -         7.654754         11.439054                 -             7.683342                -
   1.400                  -         7.628042         11.400019                 -             7.656581                -
   1.450                  -         7.614734         11.379346                 -             7.643239                -
   1.500                  -         7.601458         11.359481                 -             7.629879                -
   1.545                  -         7.589512         11.341637                 -             7.617883                -
   1.560                  -                -                 -                 -                    -                -
   1.570                  -         7.582908         11.331823                 -             7.611280                -
   1.575                  -                -                 -                 -             7.609920                -
   1.600                  -         7.574983         11.319915                 -             7.603312                -
   1.650                  -         7.561905         11.300144                 -             7.590132                -
   1.695                  -         7.549909         11.282442                 -             7.578159                -
   1.700                  -         7.548624         11.280664                 -             7.576898                -
   1.710                  -         7.545948         11.276524                 -             7.574174                -
   1.720                  -         7.543314         11.272596                 -             7.571521                -
   1.725                  -         7.541937         11.270546                 -             7.570209                -
   1.750                  -         7.535431         11.260826                 -             7.563562                -
   1.795                  -         7.523566                 -                 -                    -                -
   1.800                  -         7.522217         11.241144                 -             7.550238                -
   1.820                  -         7.516980         11.233375                 -             7.544852                -
   1.825                  -                -                 -                 -             7.544877                -
   1.845                  -         7.510468         11.223517                 -             7.538564                -
   1.850                  -                -                 -                 -             7.537483                -
   1.860                  -         7.506534         11.217641                 -             7.534527                -
   1.870                  -                -                 -                 -             7.531977                -
   1.900                  -         7.496072         11.201997                 -             7.524115                -
   1.950                  -                -                 -                 -                    -                -
   1.960                  -         7.480379         11.178559                 -             7.508358                -
   1.970                  -         7.477717         11.174567                 -             7.505843                -
   1.995                  -         7.471195         11.164894                 -             7.499182                -
   2.000                  -                -                 -                 -                    -                -
   2.010                  -         7.467488         11.159001                 -             7.495271                -
   2.020                  -                -                 -                 -                    -                -
   2.095                  -         7.445176         11.125917                 -             7.473054                -
   2.100                  -         7.443755         11.123464                 -             7.471826                -
   2.120                  -                -                 -                 -             7.466602                -
   2.145                  -         7.432174         11.106769                 -             7.459996                -
   2.150                  -                -                 -                 -                    -                -
   2.160                  -         7.428491         11.101408                 -             7.456139                -
   2.170                  -                -                 -                 -             7.453568                -
   2.200                  -         7.417994         11.085244                 -             7.445690                -
   2.260                  -         7.402456         11.062033                 -             7.430146                -
   2.270                  -                -                 -                 -             7.427479                -


                                                                                                         JPMorgan/JNL
                First Trust/JNL     Janus/JNL        Janus/JNL      Janus/JNL           Janus/JNL          Enhanced
                The S&P Target     Aggressive         Balanced       Capital             Global         S&P 500 Stock
                 10 Portfolio     Growth Portfolio   Portfolio    Growth Portfolio  Equities Portfolio  Index Portfolio
                ---------------   --------------   -------------   --------------     -------------     --------------
M&E CLASS
   1.150           7.406712        18.096612        8.480604       13.758252              -               6.014019
   1.250                  -        17.958943               -               -              -                      -
   1.300           7.368071        17.890455        8.446724       13.601637              -               5.981396
   1.400           7.342352        17.754408        8.424185       13.498321              -               5.959746
   1.450           7.329569        17.686732        8.412989       13.446743              -               5.948932
   1.500           7.316761                -               -               -              -                      -
   1.545           7.305302        17.558833        8.391674               -              -                      -
   1.560                  -                -               -               -              -                      -
   1.570           7.298873        17.525476        8.386135       13.324100              -               5.923140
   1.575                  -        17.518754        8.384978       13.319006              -               5.922012
   1.600           7.291274        17.485415        8.379397       13.294304              -               5.916594
   1.650           7.278604        17.418678        8.368947       13.245644              -               5.905949
   1.695           7.267115        17.358951        8.358141               -              -               5.896359
   1.700           7.265835        17.357924        8.357052       13.190904              -               5.895241
   1.710           7.263340        17.339082        8.354833       13.182413              -               5.893102
   1.720           7.260790        17.325924        8.352692       13.172349              -               5.890918
   1.725                  -                -        8.351483               -              -               5.889902
   1.750           7.253216        17.286198        8.345909       13.142212              -               5.884550
   1.795           7.241880                -        8.335982               -              -               5.874957
   1.800           7.240564        17.220235        8.334761       13.091867              -               5.873873
   1.820           7.235522        17.194152        8.350076               -              -               5.869623
   1.825                  -        17.187528        8.349803               -              -               5.868587
   1.845           7.229191        17.161286        8.324762       13.047310              -               5.864303
   1.850                  -        17.154699        8.323644               -              -                      -
   1.860           7.225413        17.141412        8.321463       13.032076              -               5.861112
   1.870                  -        17.128543        8.319467       13.022334              -               5.859004
   1.900           7.215330        17.089419        8.311952       12.992503              -               5.852612
   1.950                  -        17.039081               -               -              -                      -
   1.960           7.200235        17.011186        8.299269       12.933081              -               5.839905
   1.970           7.197660        16.998250        8.297147               -              -               5.837788
   1.995           7.191429        16.965930        8.291526       12.898553              -               5.831577
   2.000                  -        16.959326        8.290475       12.893722              -               5.831430
   2.010           7.187558        16.946561        8.288186       12.883870              -               5.829421
   2.020                  -        16.933368        8.285962               -              -                      -
   2.095           7.166300        16.836580        8.269425       12.800440              -               5.811366
   2.100           7.165274        16.830382        8.269240       12.795633              -               5.810073
   2.120                  -        16.804788               -               -              -                      -
   2.145           7.153743        16.772591        8.258386               -              -                      -
   2.150                  -                -               -               -              -                      -
   2.160           7.150376        16.753138        8.255114       12.737147              -               5.797669
   2.170                  -                -        8.252912               -              -                      -
   2.200           7.140131                -               -               -              -                      -
   2.260           7.125293        16.625970        8.233087       12.640191              -               5.776693
   2.270                  -        16.613146        8.230861       12.630607              -               5.774609


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                         First Trust/JNL
                        Pharmaceutical/    First Trust/JNL   First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL
                           Healthcare         Target 25       Target Small-Cap     Technology      The Dow Target    The Dow Target
                        Sector Portfolio     Portfolio          Portfolio       Sector Portfolio   10 Portfolio      5 Portfolio
                        ----------------   ---------------   ----------------   ---------------   ---------------   ---------------
M&E CLASS
        2.295                        -                 -                  -                 -          7.421097                -
        2.300                        -          7.392146          11.046695                 -          7.419708                -
        2.395                        -          7.367663          11.010072                 -          7.395217                -
        2.400                        -                 -                  -                 -                 -                -
        2.450                        -          7.353525          10.988979                 -          7.381102                -
        2.550                        -          7.327916          10.950660                 -          7.355307                -
        2.600                        -                 -                  -                 -                 -                -
        2.750                        -                 -                  -                 -                 -                -
        2.850                        -                 -                  -                 -                 -                -

PERSPECTIVE
 Standard Benefit             8.369873          7.627220          11.397940          4.018247          7.655846         6.284536
 Maximum Anniversary
    Value Benefit                    -         10.203046          10.607980                 -          9.009382                -
 Earnings Protection
    Benefit                   6.804344          8.783827           7.858532          5.639598          8.364607         7.930959
 Combined Optional
    Benefits                         -         10.197741          10.602448                 -          8.886626                -

                                                                                                               JPMorgan/JNL
                      First Trust/JNL      Janus/JNL       Janus/JNL       Janus/JNL         Janus/JNL           Enhanced
                      The S&P Target       Aggressive       Balanced        Capital            Global          S&P 500 Stock
                       10 Portfolio     Growth Portfolio   Portfolio    Growth Portfolio  Equities Portfolio  Index Portfolio
                      ---------------    --------------  -------------   --------------    ---------------     --------------
M&E CLASS
   2.295                         -                -        8.225433                 -                  -                 -
   2.300                  7.115285        16.572781        8.224243         12.601654                  -          5.768312
   2.395                  7.091742                -        8.203498                 -                  -                 -
   2.400                         -                -               -                 -                  -                 -
   2.450                  7.078126        16.386595        8.191434                 -                  -          5.736957
   2.550                  7.053485                -        8.175679         12.363416                  -          5.716209
   2.600                         -                -               -                 -                  -                 -
   2.750                         -                -               -                 -                  -                 -
   2.850                         -                -               -                 -                  -                 -

PERSPECTIVE
 Standard Benefit         7.341535        14.692814        8.475471         10.506695          14.124415         10.641124
 Maximum Anniversary
    Value Benefit         9.110268         6.736929        9.231168          7.001300                  -         10.638142
 Earnings Protection
    Benefit               6.730994         6.208293        9.101975          6.061436                  -         10.635375
 Combined Optional
    Benefits              9.105530         7.060203        9.130198          7.063584                  -         10.632606


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                                                                             Mellon Capital   Mellon Capital    Mellon Capital
                          JPMorgan/JNL       Lazard/JNL       Lazard/JNL     Management/JNL   Management/JNL    Management/JNL
                          International        Mid Cap         Small Cap      Bond Index       International    S&P 400 Mid Cap
                         Value Portfolio   Value Portfolio  Value Portfolio    Portfolio      Index Portfolio   Index Portfolio
                          -------------     ------------     ------------    --------------   --------------    --------------
M&E CLASS
   1.150                   6.376038          11.165350         9.509779        10.735815        8.543937           8.510876
   1.250                          -          11.111502         9.463898                -               -                  -
   1.300                   6.329941          11.084665         9.441041        10.720403        8.532471           8.499200
   1.400                   6.299364          11.031153         9.395467        10.710227        8.524386           8.491241
   1.450                          -          11.004543         9.372805        10.705119        8.520287           8.487137
   1.500                          -                  -                -                -               -                  -
   1.545                          -          10.954076         9.329754                -        8.512568           8.479500
   1.560                          -                  -                -                -               -           8.478240
   1.570                          -          10.940860         9.318588        10.692737        8.510507           8.477377
   1.575                          -          10.938201         9.316631        10.692410        8.510134           8.477009
   1.600                   6.238794          10.924962         9.304998        10.689705        8.508117           8.474944
   1.650                          -          10.898491         9.282633        10.684549        8.503808           8.470894
   1.695                          -          10.874869         9.262348        10.682412        8.502417           8.468371
   1.700                   6.208688          10.872350         9.260210        10.684073        8.504044           8.469261
   1.710                   6.205617          10.867036         9.255677        10.678424        8.499022           8.466015
   1.720                          -          10.861808         9.251265        10.677389        8.498104           8.465208
   1.725                          -          10.859567         9.248954        10.677141        8.497842           8.464835
   1.750                          -          10.846025         9.237815        10.674302        8.495805           8.462769
   1.795                          -          10.822475         9.217778                -        8.490081                  -
   1.800                          -          10.819733         9.215515        10.669568        8.491674           8.458735
   1.820                          -          10.809364         9.206538        10.667420        8.490107           8.457132
   1.825                          -          10.806866         9.204265                -               -                  -
   1.845                          -          10.796296         9.195458        10.664875        8.488104           8.455055
   1.850                          -          10.793706         9.193596                -               -           8.454620
   1.860                   6.160820          10.788512         9.189103        10.663063        8.486830           8.453832
   1.870                          -          10.783276         9.184353        10.662244        8.486009           8.453082
   1.900                          -          10.767700         9.170208        10.658932        8.483579           8.450632
   1.950                          -          10.737674         9.145339                -               -                  -
   1.960                   6.131096          10.736445         9.144476        10.652851        8.478680           8.445639
   1.970                          -          10.731268         9.140070        10.652067        8.477876           8.444953
   1.995                          -          10.718531         9.129233        10.649283        8.480490           8.442939
   2.000                          -          10.715653         9.126872        10.649008               -           8.442537
   2.010                          -          10.710526         9.122402        10.647739        8.474634           8.441655
   2.020                          -          10.705361         9.117992        10.646947        8.473881           8.440888
   2.095                   6.091205          10.666573         9.087799        10.639290               -           8.434842
   2.100                          -          10.664408         9.080926                -               -           8.434437
   2.120                          -          10.653693         9.074012                -               -           8.432726
   2.145                          -          10.640830         9.063015        10.634179        8.463596           8.430801
   2.150                          -          10.638291         9.060847                -               -                  -
   2.160                          -          10.633110         9.056466        10.632444        8.462457           8.429580
   2.170                          -          10.627985         9.052049        10.631639               -                  -
   2.200                          -                  -                -        10.628556        8.459243           8.426388
   2.260                   6.042792          10.581805         9.012764        10.622519        8.454349           8.421511
   2.270                          -          10.576697         9.008413                -        8.453586           8.420702


                             Mellon Capital     Mellon Capital
                            Management/JNL     Management/JNL      Oppenheimer/JNL                       PIMCO/JNL      PPM America/
                               S&P 500           Small Cap         Global Growth     Oppenheimer/JNL    Total Return    JNL Balanced
                           Index Portfolio     Index Portfolio       Portfolio       Growth Portfolio   Bond Portfolio   Portfolio
                           -----------------   --------------      ---------------   ----------------   -------------   ------------
M&E CLASS
   1.150                    7.704551             7.933415            7.062724          6.902335           13.284507      17.907821
   1.250                           -                    -                   -                 -                   -      17.771619
   1.300                    7.693225             7.921859            7.045454          6.885290           13.188533      17.703896
   1.400                    7.686093             7.914436            7.033701          6.873696           13.124902      17.569213
   1.450                    7.682435             7.910603            7.027742          6.868064           13.093306      17.502319
   1.500                           -                    -                   -                 -                   -              -
   1.545                    7.675464             7.903459            7.016715          6.857106           13.033201      17.375833
   1.560                    7.674366             7.902382                   -                 -           13.023725              -
   1.570                    7.673588             7.901420            7.013716          6.854327           13.017459      17.342612
   1.575                    7.673219             7.901203            7.012498          6.853776           13.014272      17.335988
   1.600                    7.671373             7.899248            7.010005          6.850755           12.998432      17.302766
   1.650                    7.667679             7.896068            7.004437          6.845220           12.966983      17.236758
   1.695                    7.666469             7.894550                   -                 -           12.939049      17.178061
   1.700                    7.664045             7.894705            6.998954          6.839162           12.936001      17.171331
   1.710                    7.663287             7.890934            6.997502          6.838327           12.929624      17.158216
   1.720                    7.662555             7.890146            6.569097          6.411190           12.923391      17.145055
   1.725                    7.662213             7.889806            6.994507                 -           12.920265      17.138565
   1.750                    7.660355             7.888114            6.993955          6.827428           12.904666      17.106111
   1.795                           -             7.884411                   -                 -           12.876569      17.047196
   1.800                    7.656721             7.884019            6.986654          6.828079           12.873498      17.040642
   1.820                    7.655154             7.882666            6.984523          6.826809           12.861043      17.014637
   1.825                    7.654874                    -            6.984417                 -           12.857855      17.008042
   1.845                    7.653378             7.880833            6.981668          6.822927           12.845475      16.982212
   1.850                    7.653036                    -            6.981181          6.822363           12.842153      16.976483
   1.860                    7.679687             7.879583            6.979939          6.821288           12.836190      16.962868
   1.870                    7.651584             7.878907            6.978824          6.820135           12.829943      16.949840
   1.900                    7.649334             7.876553            6.975280          6.816497           12.810883      16.911858
   1.950                    7.645670                    -                   -                 -           12.784769              -
   1.960                    7.644833             7.872034            6.968292          6.809831           12.774254      16.833767
   1.970                    7.644224             7.871346            6.967091          6.808456           12.768110      16.820884
   1.995                    7.642377             7.869451            6.964231          6.804591           12.752646      16.788863
   2.000                    7.642045                    -            6.963660          6.805302           12.749587      16.782481
   2.010                    7.641277             7.868258            6.962520          6.804171           12.743396      16.769514
   2.020                           -             7.867560            6.961367                 -           12.737207              -
   2.095                    7.635050             7.861875            6.952597          6.794646           12.690979      16.661132
   2.100                    7.634711             7.861522            6.950840                 -           12.688255      16.654435
   2.120                           -             7.859892            6.949873                 -           12.675956      16.629462
   2.145                    7.631303             7.858165            6.955062          6.788833           12.660755      16.597599
   2.150                           -                    -                   -                 -                   -      16.591285
   2.160                    7.630316             7.856981            6.945116          6.786164           12.651293      16.578749
   2.170                    7.629575             7.856234            6.943976                 -           12.645062              -
   2.200                    7.627358             7.853987                   -                 -           12.626809              -
   2.260                    7.622985             7.849422            6.933507          6.775880           12.590261      16.452490
   2.270                    7.622262             7.848720            6.932420          6.774764           12.584202              -


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                                                                             Mellon Capital   Mellon Capital    Mellon Capital
                          JPMorgan/JNL       Lazard/JNL       Lazard/JNL     Management/JNL   Management/JNL    Management/JNL
                          International        Mid Cap         Small Cap      Bond Index       International    S&P 400 Mid Cap
                         Value Portfolio   Value Portfolio  Value Portfolio    Portfolio      Index Portfolio   Index Portfolio
                          -------------     ------------     ------------    --------------   --------------    --------------
M&E CLASS
       2.295                        -        10.563804         8.997612        10.619012                -                  -
       2.300                        -        10.561361         8.995352        10.618532         8.451150           8.418315
       2.395                 6.003411        10.512956         8.954087        10.608635         8.443523           8.410474
       2.400                        -        10.510431         8.952085                -                -                  -
       2.450                        -        10.484896         8.930448        10.603149         8.439064           8.406160
       2.550                        -        10.434434         8.887344        10.593579         8.431609           8.398081
       2.600                        -                -                -                -                -                  -
       2.750                        -                -                -                -                -                  -
       2.850                        -                -                -                -                -                  -

PERSPECTIVE
 Standard Benefit           10.140386         9.490049         9.328999        10.117585        10.309176          10.431527
 Maximum Anniversary
    Value Benefit           10.137837         8.925703         8.289865        10.114954        10.306490          10.428807
 Earnings Protection
    Benefit                 10.135198         8.409894         8.745938        10.112318        10.303808          10.426091
 Combined Optional
    Benefits                10.132562         8.946420         8.132322        10.109685        10.301130          10.423372


                             Mellon Capital     Mellon Capital
                            Management/JNL     Management/JNL      Oppenheimer/JNL                       PIMCO/JNL      PPM America/
                               S&P 500           Small Cap         Global Growth     Oppenheimer/JNL    Total Return    JNL Balanced
                           Index Portfolio     Index Portfolio       Portfolio       Growth Portfolio   Bond Portfolio   Portfolio
                           -----------------   --------------      ---------------   ----------------   -------------   ------------
M&E CLASS
       2.295                   7.620373                  -            6.927810                 -         12.568729        16.408631
       2.300                   7.620033           7.846481            6.928973          6.773233         12.565915        16.402394
       2.395                   7.613158           7.839495            6.917884                 -         12.508366        16.283879
       2.400                          -                  -            6.917358                 -         12.505272        16.277502
       2.450                   7.609087           7.835117            6.910565                 -         12.475110        16.215467
       2.550                   7.601826           7.827609            6.900125          6.743170         12.417615        16.102260
       2.600                          -                  -                   -                 -                 -                -
       2.750                          -                  -                   -                 -         12.295342        15.848370
       2.850                          -                  -                   -                 -                 -                -

PERSPECTIVE
 Standard Benefit             10.617896          10.530011            7.033747          6.873855         10.576004        15.865999
 Maximum Anniversary
    Value Benefit             10.615108          10.527258            7.988248          7.459073         10.781362         9.863712
 Earnings Protection
    Benefit                   10.612345          10.524517            7.347073          7.281090         10.631724         9.699673
 Combined Optional
    Benefits                  10.609581          10.521775            7.681162          7.472579         10.700500         9.814222


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                      PPM America/      PPM America/   PPM America/                     Putnam/JNL        Putnam/JNL
                      JNL High Yield     JNL Money      JNL Value      Putnam/JNL       International       Midcap
                      Bond Portfolio  Market Portfolio  Portfolio     Equity Portfolio Equity Portfolio Growth Portfolio
                      -------------     ------------   ------------   --------------    -------------    -------------
 M&E CLASS
   1.150                13.502664         12.655683     10.938551       14.714245         9.450867         4.954798
   1.250                        -                 -             -               -                -                -
   1.300                13.348862         12.511886     10.957013       14.550426         9.343273         4.935853
   1.400                13.247334         12.427603     10.931355       14.439570         9.272503         4.922613
   1.450                13.196854         12.369371     10.930100       14.384672         9.236841         4.916061
   1.500                        -                 -             -               -                -                -
   1.545                13.101374         12.290118             -               -         9.170018         4.903187
   1.560                        -         12.275926             -               -         9.159571                -
   1.570                13.076469         12.267955     10.926670       14.253464         9.152598         4.900328
   1.575                13.071454         12.241647             -       14.248019                -         4.899675
   1.600                13.046346         12.229754     10.925844       14.220795         9.131642         4.896461
   1.650                12.996842         12.191360     10.924030       14.168546         9.096816         4.889919
   1.695                12.951857         12.150017             -       14.117839         9.065687         4.883949
   1.700                12.947286         12.126168             -       14.112658         9.062641         4.883357
   1.710                12.937458         12.136933     10.922817       14.101900         9.055328         4.882075
   1.720                12.927132         12.117061             -       14.091115         9.048403         4.880592
   1.725                12.922184         12.102092             -               -         9.045153         4.880164
   1.750                12.897995         12.079925             -               -         9.027987         4.876918
   1.795                12.853734         12.057628             -               -         8.996634                -
   1.800                12.848892         12.053880             -       14.005308         8.993243         4.870296
   1.820                12.829338                 -             -               -         8.979463         4.866727
   1.825                12.824561                 -             -               -         8.979289                -
   1.845                12.804761         12.012459             -       13.957336         8.962413         4.864510
   1.850                12.799867         11.996199             -               -         8.958974                -
   1.860                12.790090         11.998711     10.918863       13.941399         8.952138         4.862570
   1.870                12.780361         11.977877             -       13.930607         8.945585         4.861203
   1.900                12.751067         11.942357             -       13.898769         8.924806         4.857369
   1.950                12.702542                 -             -               -                -                -
   1.960                12.692775         11.907431     10.915944       13.835265         8.884037         4.849614
   1.970                12.683171         11.906722             -       13.824677         8.878574         4.848313
   1.995                12.658909         11.875665             -               -         8.860317                -
   2.000                12.654074         11.859462             -       13.792890                -         4.844433
   2.010                12.644440         11.862316             -               -         8.850211         4.843174
   2.020                12.634673         11.832656             -               -         8.843416                -
   2.095                12.562634         11.784525     10.912224               -         8.792940         4.831871
   2.100                12.575436                 -             -               -                -         4.827976
   2.120                12.538616                 -             -               -                -                -
   2.145                12.514817         11.740159             -       13.641233         8.759820         4.825469
   2.150                        -                 -             -       13.635949                -                -
   2.160                12.500465         11.726255             -               -                -                -
   2.170                        -                 -             -               -                -                -
   2.200                        -                 -             -               -                -                -
   2.260                12.405309         11.637723             -               -         8.682840         4.810937
   2.270                12.395880         11.608902             -               -         8.676172         4.809645




                        Putnam/JNL        S&P/JNL            S&P/JNL         S&P/JNL Core    S&P/JNL Core    S&P/JNL Core
                      Value Equity       Aggressive       Conservative        Index 100        Index 50        Index 75
                        Portfolio   Growth Portfolio I  Growth Portfolio I    Portfolio       Portfolio       Portfolio
                      --------------  ----------------   --------------     -------------   -------------   -------------
M&E CLASS
  1.150                  15.204304       9.239838          10.167376          8.568248        7.754044        8.159377
  1.250                          -              -                  -                 -               -               -
  1.300                  15.029165       9.174459          10.095480          8.555924        7.742899        8.147794
  1.400                  14.915166       9.131132          10.047834          8.547564        7.735693        8.140004
  1.450                  14.858219       9.109532          10.024096          8.543458        7.731251        8.136089
  1.500                          -              -                  -                 -               -               -
  1.545                  14.749850       9.068674           9.978728          8.533662               -        8.128677
  1.560                          -              -                  -                 -               -               -
  1.570                  14.722689       9.057934           9.967321          8.533650               -        8.126706
  1.575                  14.717035       9.055760           9.964971          8.530339               -        8.126292
  1.600                  14.688987       9.045108           9.953167          8.530512               -        8.124394
  1.650                  14.632985       9.024643           9.929718          8.524593        7.717087        8.121005
  1.695                  14.582771       9.004491           9.908544          8.520397        7.713612               -
  1.700                  14.577451       9.002352           9.906195          8.523056        7.713173               -
  1.710                  14.566155       8.998078           9.901510          8.522140        7.712526        8.115838
  1.720                  14.555000       8.993845           9.896817          8.521524        7.711774        8.115123
  1.725                  14.549446              -           9.894247          8.517859        7.711420               -
  1.750                  14.521556       8.981070           9.882798          8.519090               -        8.112736
  1.795                          -       8.961915           9.861776          8.512126               -               -
  1.800                  14.466362       8.959824           9.859424          8.511676               -        8.108805
  1.820                  14.444324       8.951378           9.850093          8.513238               -               -
  1.825                  14.443925              -                  -          8.509954               -               -
  1.845                  14.416783       8.940755           9.838464          8.511452        7.702548        8.105322
  1.850                  14.411217       8.938632           9.836109          8.507890        7.702099               -
  1.860                  14.400160       8.934404           9.831488          8.509931        7.701443        8.104183
  1.870                  14.389243       8.930043           9.919331          8.506275        7.700656        8.103359
  1.900                  14.356369       8.917539           9.812887          8.503618        7.698484        8.101061
  1.950                          -              -                  -                 -               -               -
  1.960                  14.290617       8.892211           9.785078          8.501787        7.694057        8.096403
  1.970                  14.279391       8.887995           9.780389          8.497920        7.693278        8.095829
  1.995                  14.252518       8.877479           9.768892          8.498944        7.691480               -
  2.000                  14.247904              -           9.766581          8.495596        7.691099               -
  2.010                  14.236229       8.871183           9.761947          8.497728        7.690368               -
  2.020                  14.225354              -                  -          8.494009               -               -
  2.095                  14.142872       8.835558           9.722762          8.490848               -               -
  2.100                  14.141815       8.833451           9.720461          8.487517               -               -
  2.120                  14.117180              -                  -                 -               -               -
  2.145                  14.090345              -           9.699798                 -               -               -
  2.150                  14.084852              -           9.697542                 -               -               -
  2.160                  14.074091       8.808411           9.692926          8.485515               -        8.080877
  2.170                  14.063368       8.804231           9.688298                 -               -        8.080104
  2.200                          -              -           9.674620          8.479262               -               -
  2.260                  13.967125       8.766804           9.647146          8.474346        7.671984        8.073167
  2.270                  13.956391       8.762642           9.642581                 -        7.671176               -


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                        PPM America/      PPM America/    PPM America/                        Putnam/JNL        Putnam/JNL
                        JNL High Yield     JNL Money       JNL Value       Putnam/JNL        International        Midcap
                        Bond Portfolio  Market Portfolio   Portfolio     Equity Portfolio  Equity Portfolio  Growth Portfolio
                        -------------     ------------    ------------    --------------     -------------     -------------
M&E CLASS
   2.295                  12.372231         11.606597             -                 -          8.656448                 -
   2.300                  12.367671         11.601107             -         13.480564          8.657143          4.805918
   2.395                  12.278043         11.518402             -                 -          8.593775          4.793641
   2.400                          -                 -             -                 -                 -          4.792963
   2.450                  12.226223         11.470125             -                 -          8.552510          4.786675
   2.550                  12.141023         11.380553             -                 -          8.492644          4.773797
   2.600                          -                 -             -                 -                 -                 -
   2.750                          -                 -             -                 -                 -                 -
   2.850                          -                 -             -                 -                 -                 -

PERSPECTIVE
 Standard Benefit         12.703777         12.177997     10.931352         12.088128          9.155374          4.922791
 Maximum Anniversary
    Value Benefit          9.992572          9.954580     10.928603          7.385109          7.985237          7.275079
 Earnings Protection
    Benefit               10.131827          9.969540     10.925848          6.948669          7.544136          6.375485
 Combined Optional
    Benefits              10.011542          9.932391     10.923097          7.529066          7.952950          7.320481


                        Putnam/JNL        S&P/JNL            S&P/JNL         S&P/JNL Core    S&P/JNL Core    S&P/JNL Core
                      Value Equity       Aggressive       Conservative        Index 100        Index 50        Index 75
                        Portfolio    Growth Portfolio I Growth Portfolio I    Portfolio       Portfolio       Portfolio
                      --------------  ----------------   --------------     -------------   -------------   -------------
M&E CLASS
   2.295                        -        8.752301          9.631195                   -              -                -
   2.300                13.924410        8.750194          9.628911            8.471103       7.668912                -
   2.395                        -        8.710908          9.585741                   -              -                -
   2.400                        -        8.708920          9.583455                   -              -                -
   2.450                13.766002        8.688297          9.560798                   -       7.657951                -
   2.550                13.661166               -          9.515661            8.450795              -                -
   2.600                        -               -          9.493182                   -              -                -
   2.750                        -               -                 -                   -              -                -
   2.850                        -               -                 -                   -              -                -

PERSPECTIVE
 Standard Benefit       12.990466        9.131430     1    0.046943           10.446124      10.470313        10.471337
 Maximum Anniversary
    Value Benefit        7.881003        8.392490          9.162627           10.443408      10.468432        10.468606
 Earnings Protection
    Benefit              7.565227        7.865258          8.894066           10.440690      10.465713        10.465880
 Combined Optional
    Benefits             8.012879        8.115548          9.070491           10.437972      10.462984        10.463151

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                                                                                                           Salomon
                      S&P/JNL Equity                              S&P/JNL              S&P/JNL            Brothers/
                        Aggressive        S&P/JNL Equity         Moderate          Very Aggressive        JNL Global
                    Growth Portfolio I  Growth Portfolio I  Growth Portfolio I    Growth Portfolio I    Bond Portfolio
                      ---------------     --------------      ----------------     -----------------    ---------------
M&E CLASS
   1.150                8.305062            8.146720           9.906787               8.656812           16.087669
   1.250                       -                   -                  -                      -                   -
   1.300                8.246542            8.089230           9.836690               8.595263           15.904449
   1.400                8.207773            8.051149           9.790230               8.554407           15.783426
   1.450                8.188408            8.032153           9.767107               8.534233           15.723334
   1.500                       -                   -                  -                      -                   -
   1.545                8.151831            7.996216           9.723237               8.495787           15.609703
   1.560                       -                   -                  -                      -                   -
   1.570                8.142237            7.986784           9.711745               8.485670           15.566664
   1.575                8.140312            7.984910           9.709457                      -           15.605437
   1.600                8.130720            7.975487           9.697956               8.473398           15.544133
   1.650                8.111079            7.957421           9.674910               8.453539           15.486170
   1.695                       -            7.939760           9.654443                      -           15.432014
   1.700                8.092126            7.937913           9.652379               8.433409           15.425889
   1.710                8.088651            7.934168           9.647583               8.429411           15.413567
   1.720                8.085011            7.930427           9.643025               8.425402           15.412232
   1.725                8.082889            7.928544           9.640740                      -           15.393651
   1.750                       -            7.919246           9.629281                      -           15.367110
   1.795                       -                   -           9.608840               8.395189                   -
   1.800                8.054265            7.900520           9.606546                      -           15.308734
   1.820                8.046822            7.893080           9.597470               8.385090           15.285280
   1.825                8.044908            7.891219           9.595188                      -                   -
   1.845                       -            7.883781           9.586115               8.375481           15.256121
   1.850                       -            7.881891           9.583848               8.373485           15.250423
   1.860                8.031640            7.878193           9.579301               8.369531           15.238686
   1.870                8.027850            7.874472           9.574733               8.365533           15.227276
   1.900                8.016503            7.863316           9.561189                      -           15.192389
   1.950                       -                   -                  -               8.334007           15.134354
   1.960                7.993866            7.841085           9.534072               8.329698           15.122765
   1.970                7.990085            7.837228           9.529523               8.325347           15.111241
   1.995                       -            7.828134           9.518280                      -           15.082424
   2.000                       -                   -           9.516022                      -           15.076649
   2.010                       -                   -           9.511530               8.309985           15.065179
   2.020                       -                   -           9.507033                      -           15.053620
   2.095                7.943009            7.788130           9.473325                      -           14.967652
   2.100                       -            7.790307           9.471105                      -           14.960150
   2.120                       -                   -                  -                      -                   -
   2.145                       -            7.772918           9.450926                      -           14.911299
   2.150                       -                   -                  -                      -                   -
   2.160                7.918881            7.767405           9.444210               8.251049           14.893590
   2.170                7.915042            7.763745           9.439748               8.246985                   -
   2.200                       -            7.752752           9.426349                      -                   -
   2.260                7.881609            7.730808           9.399610               8.211792           14.780278
   2.270                7.877859            7.727167           9.395166               8.207973                   -

                 Salomon
              Brothers/JNL
             U.S. Government        T. Rowe Price/      T. Rowe Price/        T. Rowe
                & Quality          JNL Established     JNL Mid-Cap           Price/JNL
             Bond Portfolio        Growth Portfolio    Growth Portfolio   Value Portfolio
            ------------------    -----------------    ----------------   -------------------
M&E CLASS
   1.150       15.545949            18.843575             21.449599         9.146925
   1.250               -                    -             21.286661                -
   1.300       15.368932            18.630366             21.205538         9.109982
   1.400       15.251987            18.488593             21.044157         9.085725
   1.450       15.193869            18.418249             20.964005         9.073605
   1.500               -                    -                     -                -
   1.545       15.084126            18.284999             20.812357         9.050589
   1.560               -            18.264079             20.788771         9.047004
   1.570       15.055285            18.250186             20.772844         9.044587
   1.575       15.049547            18.241916             20.805281         9.044030
   1.600       15.021478            18.208404             20.725565         9.037365
   1.650       14.963779            18.139067             20.646261         9.025273
   1.695       14.912285            18.076512             20.575578         9.014513
   1.700       14.906668            18.069911             20.567420         9.013288
   1.710       14.895208            18.056070             20.551889         9.010864
   1.720       14.883794            18.042354             20.536213         9.008520
   1.725       14.878167            18.035360             20.528334         9.007319
   1.750       14.849765            18.001343             20.489280         9.001257
   1.795       14.798802                    -             20.419061         8.990460
   1.800       14.793195            17.932489             20.411159         8.989119
   1.820       14.770654            17.904635             20.379661         8.984430
   1.825               -                    -             20.371222                -
   1.845       14.742430            17.870969             20.341165         8.978454
   1.850       14.736736            17.864040             20.333413         8.977216
   1.860       14.725546            17.850395             20.317945         8.974838
   1.870       14.714460            17.836781             20.302308         8.972478
   1.900       14.680658            17.796323             20.255872         8.965769
   1.950               -                    -             20.172119         8.951175
   1.960       14.613558            17.714716             20.163399         8.951058
   1.970       14.602426            17.701191             20.147953         8.948495
   1.995       14.574535            17.667455             20.107656         8.942557
   2.000       14.568970            17.660800             20.101795         8.941364
   2.010       14.557847            17.647203             20.086576         8.939024
   2.020       14.546713                    -             20.071106         8.936634
   2.095       14.463649            17.532849             19.956492         8.918678
   2.100       14.458169            17.526300             19.948892         8.916465
   2.120               -            17.499538             19.918409                -
   2.145       14.408593            17.466233             19.880541         8.906901
   2.150               -            17.459565             19.872891         8.905694
   2.160       14.392054            17.446137             19.857748         8.903300
   2.170       14.381557            17.432919             19.842451         8.900949
   2.200               -                    -                     -                -
   2.260       14.282581            17.313566             19.706674         8.879563
   2.270       14.271653                    -             19.691677         8.877114

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                                                                                                           Salomon
                      S&P/JNL Equity                              S&P/JNL              S&P/JNL            Brothers/
                        Aggressive        S&P/JNL Equity         Moderate          Very Aggressive        JNL Global
                    Growth Portfolio I  Growth Portfolio I  Growth Portfolio I    Growth Portfolio I    Bond Portfolio
                      ---------------     --------------      ----------------     -----------------    ---------------
M&E CLASS
   2.295                       -            7.718052               9.384041                     -         14.740812
   2.300                       -            7.716228               9.381825                     -         14.735037
   2.395                7.831573                   -               9.339723              8.159336         14.628773
   2.400                7.829721                   -               9.337499              8.157399                 -
   2.450                7.811293            7.661773               9.315433              8.138055         14.567400
   2.550                7.774490                   -               9.271417                     -         14.453684
   2.600                       -                   -                      -                     -                 -
   2.750                       -                   -                      -                     -                 -
   2.850                7.665325                   -                      -                     -                 -

PERSPECTIVE
 Standard Benefit       8.208062            8.051112               9.790162              8.554906         15.458010
 Maximum Anniversary
    Value Benefit       7.631374            7.688925               8.876505              7.782598         10.754497
 Earnings Protection
    Benefit             7.428557            7.408135               8.442281              7.287328         10.949031
 Combined Optional
    Benefits                   -            7.719684               8.740810                     -         10.542063

                             Salomon
                          Brothers/JNL
                         U.S. Government        T. Rowe Price/      T. Rowe Price/        T. Rowe
                            & Quality          JNL Established       JNL Mid-Cap         Price/JNL
                         Bond Portfolio        Growth Portfolio    Growth Portfolio   Value Portfolio
                        ------------------    -----------------    ----------------   -------------------
M&E CLASS
        2.295             14.244464              17.267378           19.654024          8.871146
        2.300             14.238791              17.260762           19.646492          8.870089
        2.395             14.136024              17.135917           19.504651          8.847649
        2.400                     -              17.129327           19.497000                 -
        2.450             14.076619              17.064698           19.422077          8.833517
        2.550             13.962653              16.941095           19.275087          8.815018
        2.600                     -                      -                   -                 -
        2.750             13.758273                      -                   -                 -
        2.850                     -                      -                   -                 -

PERSPECTIVE
 Standard Benefit         14.695741              15.908477           16.992494          9.196032
 Maximum Anniversary
    Value Benefit         10.813020               7.700062            8.429058          8.383234
 Earnings Protection
    Benefit               11.280133               7.588166            7.912177          7.965692
 Combined Optional
    Benefits              10.546315               7.630275            8.193424          8.359337

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                    AIM/              AIM/                 AIM/                            Alliance
               JNL Large Cap       JNL Premier         JNL Small Cap      Alger/JNL       Capital/JNL    Eagle/JNL Core
              Growth Portfolio  Equity II Portfolio  Growth Portfolio Growth Portfolio Growth Portfolio Equity Portfolio
               --------------     --------------      --------------   --------------   --------------   -------------
M&E CLASS
   1.150          110,104           60,212              115,709          70,730            167,394         143,943
   1.250                -                -               13,064           7,815                  -               -
   1.300          113,224           52,669              108,280          37,624             62,296          68,959
   1.400           31,732           23,506               51,311          40,998             79,381          45,251
   1.450           12,265            7,886               33,911          13,375             11,863          13,935
   1.500                -                -                    -               -                  -               -
   1.545            2,287                -                3,341           3,303              8,456           4,917
   1.560                -                -                    -               -                  -             484
   1.570            2,068            1,631               10,811           2,886             11,075           3,130
   1.575                -                -                    -               -                  -               -
   1.600            5,829           11,423               16,464           4,349             75,519           7,382
   1.650           10,164            2,123                1,639           3,778              2,572           7,329
   1.695              547                -                  457             375                  -             743
   1.700            6,740            4,908                5,948          12,515              7,961           5,136
   1.710          107,372           33,713               99,897          45,079            114,592          98,238
   1.720            4,285                -                1,193           8,426                364           7,071
   1.725                -                -                    -               -                  -               -
   1.750            1,958              840                    -             522              6,075              20
   1.795                -                -                1,345             465                  -             301
   1.800           23,244           15,131                2,526           3,655              3,746           2,025
   1.820            1,059              244                4,909           7,812                  -              36
   1.825                -                -                    -               -                  -               -
   1.845            5,096            9,816                8,037           6,832                  -           6,638
   1.850                -                -                    -               -                  -               -
   1.860           52,367            6,642               78,737          26,974            151,176          25,691
   1.870                -                -                    -               -                  -               -
   1.900            5,222           10,943                2,839           2,139              1,034           2,957
   1.950               65                -                    -               -                  -               -
   1.960           27,611            5,186               41,184          46,048             18,349          29,226
   1.970                -                -                    -               -                  -               -
   1.995            1,155              659                1,172           1,845              2,240           5,969
   2.000                -                -                1,959           1,960                  -           2,066
   2.010            2,647                -                  717             310                298               -
   2.020                -                -                    -               -                  -               -
   2.095            5,578            5,956                5,812           2,468              5,997           7,701
   2.100                -                -                    -              54                  -               -
   2.120                -                -                    -             415                  -           1,053
   2.145                -                -                2,120               -                  -               -
   2.150                -                -                    -               -                  -               -
   2.160            2,644            1,326                  741           3,581              1,383           2,876
   2.170                -                -                    -               -                  -               -
   2.200                -                -                    -               -                  -               -
   2.260            2,955            1,241                1,762           1,254              2,860          12,499
   2.270                -                -                    -               -                  -               -


                   Eagle/JNL      First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL    First Trust/JNL
                   SmallCap        Communications        Energy        Financial Sector   Global Target      Leading Brands
               Equity Portfolio   Sector Portfolio  Sector Portfolio      Portfolio        15 Portfolio     Sector Portfolio
               ---------------    --------------    ---------------    --------------    ---------------    ---------------
M&E CLASS
   1.150         110,384              -                -                  -                 690,608            -
   1.250               -              -                -                  -                       -            -
   1.300          59,693              -                -                  -                 240,286            -
   1.400          48,295              -                -                  -                  97,239            -
   1.450           5,159              -                -                  -                  43,257            -
   1.500               -              -                -                  -                  20,346            -
   1.545           2,650              -                -                  -                  25,238            -
   1.560             285              -                -                  -                       -            -
   1.570           4,551              -                -                  -                  28,141            -
   1.575               -              -                -                  -                       -            -
   1.600          35,774              -                -                  -                  15,848            -
   1.650           3,675              -                -                  -                 112,272            -
   1.695           2,173              -                -                  -                  12,655            -
   1.700          14,218              -                -                  -                  18,019            -
   1.710          72,682              -                -                  -                 510,581            -
   1.720           2,704              -                -                  -                  12,109            -
   1.725               -              -                -                  -                       -            -
   1.750           6,034              -                -                  -                   2,532            -
   1.795               -              -                -                  -                       -            -
   1.800           2,028              -                -                  -                  37,631            -
   1.820              23              -                -                  -                     264            -
   1.825               -              -                -                  -                       -            -
   1.845             426              -                -                  -                  28,402            -
   1.850               -              -                -                  -                       -            -
   1.860          37,933              -                -                  -                 282,233            -
   1.870               -              -                -                  -                       -            -
   1.900           1,222              -                -                  -                 105,903            -
   1.950             893              -                -                  -                       -            -
   1.960          15,846              -                -                  -                 123,531            -
   1.970               -              -                -                  -                       -            -
   1.995             882              -                -                  -                   2,235            -
   2.000             754              -                -                  -                       -            -
   2.010           7,857              -                -                  -                  11,910            -
   2.020               -              -                -                  -                       -            -
   2.095           3,042              -                -                  -                     854            -
   2.100               -              -                -                  -                       -            -
   2.120             361              -                -                  -                       -            -
   2.145             171              -                -                  -                     196            -
   2.150               -              -                -                  -                       -            -
   2.160           1,400              -                -                  -                   6,679            -
   2.170               -              -                -                  -                       -            -
   2.200               -              -                -                  -                   1,408            -
   2.260           8,555              -                -                  -                  19,941            -
   2.270               -              -                -                  -                       -            -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                             AIM/              AIM/                 AIM/                            Alliance
                        JNL Large Cap       JNL Premier         JNL Small Cap      Alger/JNL       Capital/JNL    Eagle/JNL Core
                       Growth Portfolio  Equity II Portfolio  Growth Portfolio Growth Portfolio Growth Portfolio Equity Portfolio
                       --------------       ------------        ------------    ------------     ------------      ------------
M&E CLASS
        2.295                      -                  -                  10               -              -             1,314
        2.300                  3,552              2,816               5,720           3,693             316             2,161
        2.395                      -              3,581               4,314           4,707           1,794             4,607
        2.400                      -                  -                   -               -               -                 -
        2.450                  2,052                  -                 438           1,110              28             4,863
        2.550                  3,028              1,143                 581           1,783             570               421
        2.600                      -                  -                   -               -               -                 -
        2.750                      -                  -                   -               -               -                 -
        2.850                      -                  -                   -               -               -                 -

PERSPECTIVE
 Standard Benefit            257,926            331,809             822,117      10,831,130       4,300,783         3,659,294
 Maximum Anniversary
    Value Benefit              5,990             10,363               5,112          30,756          34,178             8,465
 Earnings Protection
    Benefit                    1,198              5,503               2,139          34,641          24,493            24,346
 Combined Optional
    Benefits                     437              2,331               2,341           1,332          13,895             2,483
                       --------------       ------------        ------------    ------------    ------------       ------------

 Total                       812,401            613,601           1,458,657      11,266,739       5,110,688         4,213,530
                       ==============       ============        ============    ============    ============       ============


                           Eagle/JNL      First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL    First Trust/JNL
                           SmallCap        Communications        Energy        Financial Sector   Global Target      Leading Brands
                       Equity Portfolio   Sector Portfolio  Sector Portfolio      Portfolio        15 Portfolio     Sector Portfolio
                       ---------------    --------------    ---------------    --------------     ---------------    ---------------
M&E CLASS
   2.295                          -                 -                -                   -                  -                 -
   2.300                      2,554                 -                -                   -             40,824                 -
   2.395                        526                 -                -                   -              3,440                 -
   2.400                          -                 -                -                   -                  -                 -
   2.450                      1,266                 -                -                   -             65,412                 -
   2.550                        524                 -                -                   -             11,181                 -
   2.600                          -                 -                -                   -                  -                 -
   2.750                          -                 -                -                   -                  -                 -
   2.850                          -                 -                -                   -                  -                 -

PERSPECTIVE
 Standard Benefit         4,636,439         1,953,721          692,179           1,660,329          1,663,442         1,079,249
 Maximum Anniversary
    Value Benefit             8,500                 -                -                   -              2,671                 -
 Earnings Protection
    Benefit                  15,417            55,402           38,427              58,159             51,859            38,703
 Combined Optional
    Benefits                  5,505                 -                -                   -                  -                 -
                       ---------------    --------------    ---------------    --------------    ---------------    ---------------

 Total                    5,120,401         2,009,123          730,606           1,718,488          4,289,147         1,117,952
                       ===============    ==============    ===============    ==============    ===============    ===============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                First Trust/JNL
               Pharmaceutical/    First Trust/JNL   First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL
                  Healthcare         Target 25       Target Small-Cap     Technology      The Dow Target    The Dow Target
               Sector Portfolio     Portfolio          Portfolio       Sector Portfolio   10 Portfolio      5 Portfolio
               ----------------   ---------------   ----------------   ---------------   ---------------   ---------------
M&E CLASS
   1.150                -           736,121            481,052             -                952,638             -
   1.250                -                 -                  -             -                      -             -
   1.300                -           275,854            176,927             -                492,647             -
   1.400                -           125,186             66,919             -                217,395             -
   1.450                -            49,772             30,995             -                105,586             -
   1.500                -            18,806             13,243             -                 20,290             -
   1.545                -            39,076             21,069             -                 36,225             -
   1.560                -                 -                  -             -                      -             -
   1.570                -            28,624             18,106             -                 39,723             -
   1.575                -                 -                  -             -                      -             -
   1.600                -            22,745             12,903             -                 50,517             -
   1.650                -           131,844             68,859             -                161,416             -
   1.695                -            15,874              8,969             -                 16,361             -
   1.700                -            28,063             11,062             -                 30,811             -
   1.710                -           665,655            329,371             -                661,018             -
   1.720                -            18,439             10,269             -                 31,707             -
   1.725                -                 -                  -             -                      -             -
   1.750                -            17,971              4,243             -                 20,325             -
   1.795                -               736                  -             -                      -             -
   1.800                -            42,025             22,604             -                 69,768             -
   1.820                -             1,707                175             -                  2,041             -
   1.825                -                 -                  -             -                      -             -
   1.845                -            31,310             20,999             -                 47,649             -
   1.850                -                 -                  -             -                      -             -
   1.860                -           317,029            189,004             -                410,448             -
   1.870                -                 -                  -             -                      -             -
   1.900                -           122,404             69,727             -                145,043             -
   1.950                -                 -                  -             -                      -             -
   1.960                -           119,222             82,650             -                160,380             -
   1.970                -                 -                  -             -                      -             -
   1.995                -            12,500              4,926             -                 37,396             -
   2.000                -                 -                  -             -                      -             -
   2.010                -            15,004              7,514             -                 16,709             -
   2.020                -                 -                  -             -                      -             -
   2.095                -               818                551             -                  2,848             -
   2.100                -               444                307             -                    467             -
   2.120                -                 -                  -             -                  1,300             -
   2.145                -             3,477                772             -                  5,032             -
   2.150                -                 -                  -             -                      -             -
   2.160                -            19,069              4,280             -                 22,624             -
   2.170                -                 -                  -             -                      -             -
   2.200                -             1,355                936             -                  1,490             -
   2.260                -            34,391             14,164             -                 29,155             -
   2.270                -                 -                  -             -                      -             -


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                                                                                                       JPMorgan/JNL
             First Trust/JNL      Janus/JNL       Janus/JNL       Janus/JNL         Janus/JNL           Enhanced
             The S&P Target       Aggressive       Balanced        Capital            Global          S&P 500 Stock
              10 Portfolio     Growth Portfolio   Portfolio    Growth Portfolio  Equities Portfolio  Index Portfolio
             ---------------    --------------  -------------   --------------    ---------------     --------------
M&E CLASS
   1.150        740,159           36,898         231,323          26,363             -                     93,034
   1.250              -            6,558               -               -             -                          -
   1.300        280,949           18,820         176,271          10,395             -                     40,511
   1.400        119,934           23,094          79,128          22,402             -                     69,803
   1.450         53,406           19,568          17,199           8,459             -                     31,019
   1.500         18,432                -               -               -             -                          -
   1.545         30,184               66           6,710               -             -                          -
   1.560              -                -               -               -             -                          -
   1.570         29,641            2,642           3,436           3,396             -                      2,172
   1.575              -                -               -               -             -                          -
   1.600         20,320            3,250          25,293             348             -                      7,549
   1.650        112,926            1,820          21,694           1,208             -                      6,342
   1.695         14,635              687           2,363               -             -                      1,422
   1.700         15,856            4,212          17,956             582             -                     22,441
   1.710        528,998           16,236          96,057          20,669             -                    570,485
   1.720         12,364            3,494          15,690               -             -                     25,566
   1.725              -                -               -               -             -                          -
   1.750         13,236            1,229           7,283           1,659             -                     12,974
   1.795            416                -             390               -             -                      1,692
   1.800         33,144              458           8,903           1,903             -                     10,140
   1.820            241              509               -               -             -                      4,201
   1.825              -                -               -               -             -                          -
   1.845         29,281            2,277           8,262             185             -                      3,534
   1.850              -                -               -               -             -                          -
   1.860        276,246           38,399          90,759           7,157             -                     62,361
   1.870              -                -               -               -             -                          -
   1.900        104,871              536           3,478           1,275             -                     18,439
   1.950              -               16               -               -             -                          -
   1.960        124,970            7,823          39,159           7,569             -                      9,986
   1.970              -                -               -               -             -                          -
   1.995          9,344            1,831          11,925             344             -                        118
   2.000              -              527           1,420               -             -                          -
   2.010         11,231            1,430           2,056           1,553             -                        621
   2.020              -                -               -               -             -                          -
   2.095            839              287           5,827             583             -                      2,255
   2.100            436                -              89               -             -                        575
   2.120              -              321               -               -             -                          -
   2.145          1,689              993               -               -             -                          -
   2.150              -                -               -               -             -                          -
   2.160          5,320              196           4,099           4,814             -                      2,996
   2.170              -                -               -               -             -                          -
   2.200          1,256                -               -               -             -                          -
   2.260         26,507              572           4,112           1,517             -                      5,672
   2.270              -                -               -               -             -                          -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                        First Trust/JNL
                       Pharmaceutical/    First Trust/JNL   First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL
                          Healthcare         Target 25       Target Small-Cap     Technology      The Dow Target    The Dow Target
                       Sector Portfolio     Portfolio          Portfolio       Sector Portfolio   10 Portfolio      5 Portfolio
                       --------------      ------------        ------------      ------------        ------------     ------------
M&E CLASS
   2.295                           -               -                   -                 -                  817                -
   2.300                           -          49,907              26,444                 -               52,769                -
   2.395                           -           3,434               2,747                 -                3,724                -
   2.400                           -               -                   -                 -                    -                -
   2.450                           -          62,263              42,088                 -               67,025                -
   2.550                           -           9,175               6,071                 -                9,589                -
   2.600                           -               -                   -                 -                    -                -
   2.750                           -               -                   -                 -                    -                -
   2.850                           -               -                   -                 -                    -                -

PERSPECTIVE
 Standard Benefit          2,094,390       1,813,423           1,570,798         3,471,994            6,515,857        1,205,985
 Maximum Anniversary
    Value Benefit                  -           2,788               2,717                 -               20,134                -
 Earnings Protection
    Benefit                  110,535          84,761             104,369            98,062              100,301           58,973
 Combined Optional
    Benefits                       -               -                   -                 -                2,541                -
                       --------------      ------------        ------------      ------------        ------------     ------------

 Total                     2,204,925       4,921,272           3,427,830         3,570,056           10,561,766        1,264,958
                       ==============      ============        ============      ============        ============     ============

                                                                                                                   JPMorgan/JNL
                       First Trust/JNL        Janus/JNL        Janus/JNL       Janus/JNL         Janus/JNL           Enhanced
                       The S&P Target         Aggressive        Balanced        Capital            Global          S&P 500 Stock
                        10 Portfolio       Growth Portfolio    Portfolio    Growth Portfolio  Equities Portfolio  Index Portfolio
                       --------------         ------------    ------------    ------------      ------------         ------------

M&E CLASS
   2.295                           -                    -             739               -                 -                    -
   2.300                      37,336                  377          10,789           1,389                 -               14,060
   2.395                       3,373                    -             461               -                 -                    -
   2.400                           -                    -               -               -                 -                    -
   2.450                      63,218                  129           9,076               -                 -                4,002
   2.550                       9,199                    -              69             724                 -                1,101
   2.600                           -                    -               -               -                 -                    -
   2.750                           -                    -               -               -                 -                    -
   2.850                           -                    -               -               -                 -                    -

PERSPECTIVE
 Standard Benefit          2,794,216           11,223,192       5,839,788      11,407,014        12,349,379               83,108
 Maximum Anniversary
    Value Benefit              2,754                3,819          39,656           5,601                 -                    -
 Earnings Protection
    Benefit                  112,330               31,227          36,997          21,474                 -                    -
 Combined Optional
    Benefits                       -                2,823           4,540             173                 -                    -
                       --------------         ------------    ------------    ------------      ------------         ------------

Total                      5,639,257           11,456,316       6,822,997      11,558,756        12,349,379            1,108,179
                       ==============         ============    ============    ============      ============         ============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                                                                             Mellon Capital   Mellon Capital    Mellon Capital
                          JPMorgan/JNL       Lazard/JNL       Lazard/JNL     Management/JNL   Management/JNL    Management/JNL
                          International        Mid Cap         Small Cap      Bond Index       International    S&P 400 Mid Cap
                         Value Portfolio   Value Portfolio  Value Portfolio    Portfolio      Index Portfolio   Index Portfolio
                          -------------     ------------     ------------    --------------   --------------    --------------
M&E CLASS
   1.150                   1,450             198,629          216,551          221,612          175,966             251,940
   1.250                       -               9,920           11,185                -                -                   -
   1.300                   3,289             154,000          123,077           96,757          140,393             172,520
   1.400                   2,171              70,519           72,723           66,903           55,369              63,727
   1.450                       -              31,702           52,324           48,780           59,645              54,166
   1.500                       -                   -                -                -                -                   -
   1.545                       -               6,664            4,788                -            2,229               4,047
   1.560                       -                   -                -                -                -                 775
   1.570                       -               2,324            4,553            7,332            5,957               9,299
   1.575                       -                   -                -                -                -                   -
   1.600                     481              13,009           12,920           58,570           41,950              51,862
   1.650                       -              17,546           15,376           17,580           17,860              22,177
   1.695                       -               2,042            4,088            1,049            2,091               6,475
   1.700                   1,502              11,098           11,809            5,947           14,043              12,927
   1.710                  11,507             142,885          225,127          210,570          167,453             216,340
   1.720                       -              17,726           14,209            6,123           17,104              15,280
   1.725                       -                   -                -                -                -                   -
   1.750                       -               1,530            4,543           34,856            5,612               7,603
   1.795                       -               1,121            1,043                -               61                   -
   1.800                       -              12,213            5,535            7,401            4,617               4,399
   1.820                       -               7,851            8,993            2,556            1,308               1,111
   1.825                       -                   -                -                -                -                   -
   1.845                       -               9,446           19,507           11,168            2,375               3,345
   1.850                       -                   -                -                -                -                   -
   1.860                     675             118,377          116,883          166,168          164,277             219,769
   1.870                       -                   -                -                -            7,768               9,865
   1.900                       -               9,730           13,114           13,252            6,948              10,241
   1.950                       -                  50               57                -                -                   -
   1.960                   2,737              39,620           42,406           35,329           42,201              60,563
   1.970                       -                   -                -                -                -                   -
   1.995                       -               3,443            3,027           17,728               49               9,094
   2.000                       -               1,761            4,346                -                -                 602
   2.010                       -               9,627           10,575            4,124            4,804               2,594
   2.020                       -                   -                -                -                -                   -
   2.095                   6,476               7,564            7,521            2,296                -               1,497
   2.100                       -                 114               71                -                -                   -
   2.120                       -                 770            1,017                -                -                 633
   2.145                       -               3,964            4,720           16,587              138                 138
   2.150                       -                   -                -                -                -                   -
   2.160                       -              10,164            8,404            5,567            2,710               3,033
   2.170                       -                   -                -                -                -                   -
   2.200                       -                   -                -            1,042            1,377               1,423
   2.260                     310               9,524            8,943           11,145           15,103              19,998
   2.270                       -                   -                -                -                -                   -

                             Mellon Capital     Mellon Capital
                            Management/JNL     Management/JNL      Oppenheimer/JNL                       PIMCO/JNL      PPM America/
                               S&P 500           Small Cap         Global Growth     Oppenheimer/JNL    Total Return    JNL Balanced
                           Index Portfolio     Index Portfolio       Portfolio       Growth Portfolio   Bond Portfolio   Portfolio
                           -----------------   --------------      ---------------   ----------------   -------------   ------------
M&E CLASS
   1.150                    508,853               203,149            321,692           111,024            813,642         206,144
   1.250                          -                     -                  -                 -                  -           6,538
   1.300                    363,354               152,424            153,885            63,660            441,234         165,008
   1.400                    180,736                66,645            119,483            36,091            184,175         114,414
   1.450                    154,134                38,057             29,061             5,052             97,236          18,956
   1.500                          -                     -                  -                 -                  -               -
   1.545                      4,153                 2,031             15,294             3,396             23,571           1,033
   1.560                        834                   828                  -                 -              1,038               -
   1.570                     23,061                 5,420              4,749             2,181             46,377           9,871
   1.575                          -                     -                  -                 -                  -               -
   1.600                     76,112                48,404             46,276             1,490             47,963           5,408
   1.650                     29,303                29,303             15,407             9,368             52,548           8,482
   1.695                      2,379                 4,666                  -                 -             10,638           2,145
   1.700                     49,124                 9,013             22,855             2,195             81,007          28,301
   1.710                    405,146               199,123            156,251            47,078            749,211         256,702
   1.720                     17,179                 2,759                182                71             31,172           6,028
   1.725                          -                     -                  -                 -                  -               -
   1.750                     29,162                 7,372              1,933               935             31,909           2,071
   1.795                          -                   226                  -                 -                904           1,620
   1.800                      9,671                 4,018              6,573             4,425             30,041           7,780
   1.820                      1,640                 1,193                490                37             10,924             580
   1.825                          -                     -                  -                 -                  -               -
   1.845                     16,925                 3,527              3,319             3,180            111,887           5,038
   1.850                          -                     -                  -                 -                  -               -
   1.860                    301,613               212,147            135,922            22,326            285,005          92,571
   1.870                     13,070                10,484                  -                 -                  -               -
   1.900                     27,953                 9,741              8,701             4,986             51,265           2,978
   1.950                      2,760                     -                  -                 -                 67               -
   1.960                    102,302                55,753             32,807            11,427            196,657          34,008
   1.970                          -                     -                  -                 -                  -               -
   1.995                     29,098                11,139              2,873               262             14,902           4,960
   2.000                        645                     -                  -                 -             11,669           2,622
   2.010                      3,132                 6,468              2,789               333              7,516               -
   2.020                          -                     -                  -                 -                  -               -
   2.095                      3,387                 1,538              4,327               920             22,994           4,116
   2.100                          -                     -                 94                 -                 60               -
   2.120                          -                   654              1,131                 -              1,349             369
   2.145                        149                 1,078                124               266              2,736           4,362
   2.150                          -                     -                  -                 -                  -               -
   2.160                      2,617                15,776              1,129                90             11,063             536
   2.170                          -                     -                  -                 -                  -               -
   2.200                      2,140                 1,525                  -                 -                360               -
   2.260                     31,716                16,696              5,575             3,085             38,876          17,989
   2.270                          -                     -                  -                 -                  -               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                                                                             Mellon Capital   Mellon Capital    Mellon Capital
                          JPMorgan/JNL       Lazard/JNL       Lazard/JNL     Management/JNL   Management/JNL    Management/JNL
                          International        Mid Cap         Small Cap      Bond Index       International    S&P 400 Mid Cap
                         Value Portfolio   Value Portfolio  Value Portfolio    Portfolio      Index Portfolio   Index Portfolio
                          -------------     ------------     ------------    --------------   --------------    --------------
M&E CLASS
   2.295                           -               280              310               966               -                -
   2.300                           -             8,407           12,440            12,211           8,639           11,352
   2.395                       3,358             4,872            4,585               232             287              284
   2.400                           -                 -                -                 -               -                -
   2.450                           -             6,482            7,175             4,783           3,184            2,535
   2.550                           -             2,589            2,534               616             451            2,243
   2.600                           -                 -                -                 -               -                -
   2.750                           -                 -                -                 -               -                -
   2.850                           -                 -                -                 -               -                -

PERSPECTIVE
 Standard Benefit             22,509         1,945,294        2,022,206            79,158          30,077           87,434
 Maximum Anniversary
    Value Benefit                  -            17,502            3,935                 -               -                -
 Earnings Protection
    Benefit                        -             5,755            8,171                 -               -                -
 Combined Optional
    Benefits                       -               476               81                 -               -                -
                          -------------     ------------     ------------    --------------   --------------    --------------

                              56,465         2,916,590        3,090,872        1,168,408        1,002,046        1,341,291
                          =============     ============     ============    ==============   ==============    ==============

                             Mellon Capital     Mellon Capital
                            Management/JNL     Management/JNL      Oppenheimer/JNL                       PIMCO/JNL      PPM America/
                               S&P 500           Small Cap         Global Growth     Oppenheimer/JNL    Total Return    JNL Balanced
                           Index Portfolio     Index Portfolio       Portfolio       Growth Portfolio   Bond Portfolio   Portfolio
                           -----------------   --------------      ---------------   ----------------   -------------   ------------
M&E CLASS
   2.295                          2,599                  -                  12                 -              1,983            2,250
   2.300                         40,875             14,689              30,620               421             56,930           10,553
   2.395                            314                955               3,945                 -              3,013            1,000
   2.400                              -                  -                   -                 -                  -                -
   2.450                         21,236              3,087               2,896                 -             36,569            8,384
   2.550                         21,113              2,245               2,813             1,039             15,350            2,099
   2.600                              -                  -                   -                 -                  -                -
   2.750                              -                  -                   -                 -                216                -
   2.850                              -                  -                   -                 -                  -                -

PERSPECTIVE
 Standard Benefit               212,193             57,890           2,229,767           596,099          6,035,970       11,302,837
 Maximum Anniversary
    Value Benefit                     -                  -              13,107             4,981             14,587           62,497
 Earnings Protection
    Benefit                      25,100                  -              16,677            14,422             11,568           40,644
 Combined Optional
    Benefits                          -                  -               5,471             1,783              4,196            7,242
                           -----------------   --------------      ---------------   ----------------   -------------   ------------

 Total                        2,715,778          1,200,023           3,398,230           952,623          9,590,378       12,448,136
                           =================   ==============      ===============   ================   =============   ============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)



                      PPM America/      PPM America/   PPM America/                     Putnam/JNL        Putnam/JNL
                      JNL High Yield     JNL Money      JNL Value      Putnam/JNL       International       Midcap
                      Bond Portfolio  Market Portfolio  Portfolio     Equity Portfolio Equity Portfolio Growth Portfolio
                      -------------     ------------   ------------   --------------    -------------    -------------
M&E CLASS
   1.150                291,239           540,701         1,938         22,207            98,850            96,014
   1.250                      -                 -             -              -                 -                 -
   1.300                124,707           280,391         3,824          9,642            95,683            97,140
   1.400                 64,076           126,368         4,144          5,683            73,013            24,404
   1.450                 32,045            55,558           166         18,472            21,232             9,542
   1.500                      -                 -             -              -                 -                 -
   1.545                  2,634             7,315             -              -             4,655               182
   1.560                      -                 -             -              -               713                 -
   1.570                  3,542             1,174           952          1,509             3,268             2,328
   1.575                      -                 -             -              -                 -                 -
   1.600                 29,771            28,058           685          1,170            42,530             9,289
   1.650                  8,358            94,690           449            257             2,847             8,031
   1.695                    208             9,956             -            266             4,606               765
   1.700                  9,786           119,519             -          3,491             5,498            11,094
   1.710                115,052           207,572         1,213         15,678            83,070            53,866
   1.720                  4,134             6,250             -              -             3,916               475
   1.725                      -                 -             -              -                 -                 -
   1.750                 20,347             6,963             -              -             1,473               442
   1.795                    432             7,473             -              -             1,257                 -
   1.800                 13,971            17,529             -         14,451             3,697             6,052
   1.820                  2,098                 -             -              -            12,303                32
   1.825                      -                 -             -              -                 -                 -
   1.845                  5,646             9,287             -            705                 -             6,201
   1.850                      -                 -             -              -                 -                 -
   1.860                 57,468           350,802         1,487          2,949           102,860            21,834
   1.870                      -                 -             -              -                 -                 -
   1.900                  2,548            16,246             -          9,237             3,692             9,909
   1.950                    819                 -             -              -                 -                 -
   1.960                 67,853           104,785         1,381          4,337            58,569            35,705
   1.970                      -                 -             -              -                 -                 -
   1.995                  6,399            20,594             -              -             1,234                 -
   2.000                  3,873                 -             -            365                 -               953
   2.010                    973             3,669             -              -             1,378             4,186
   2.020                      -                 -             -              -                 -                 -
   2.095                 16,391             2,523         1,135              -             8,505                 -
   2.100                     20                 -             -              -                 -                55
   2.120                  1,036                 -             -              -                 -                 -
   2.145                  1,879             5,110             -          2,109               888               125
   2.150                      -                 -             -              -                 -                 -
   2.160                  3,269            10,587             -              -                 -                 -
   2.170                      -                 -             -              -                 -                 -
   2.200                      -                 -             -              -                 -                 -
   2.260                 12,902            12,014             -              -             1,703             7,001
   2.270                      -                 -             -              -                 -                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                        Putnam/JNL        S&P/JNL            S&P/JNL         S&P/JNL Core    S&P/JNL Core    S&P/JNL Core
                      Value Equity       Aggressive       Conservative        Index 100        Index 50        Index 75
                        Portfolio     Growth Portfolio  Growth Portfolio I    Portfolio       Portfolio       Portfolio
                      --------------  ----------------   --------------     -------------   -------------   -------------
M&E CLASS
   1.150               69,138           703,200           1,273,119           324,746         57,017          129,059
   1.250                    -                 -                   -                 -              -                -
   1.300               43,465           195,835             747,818           298,650         16,832          108,156
   1.400               27,589           230,240             253,103           101,997          5,324           11,594
   1.450               35,018            28,707             100,482            18,745            312           21,207
   1.500                    -                 -                   -                 -              -                -
   1.545                4,743             2,407              27,490               316              -            7,566
   1.560                    -                 -                   -                 -              -                -
   1.570               10,746            12,362              59,548           116,290              -            2,234
   1.575                    -                 -                   -                 -              -                -
   1.600                3,051            50,136              95,622            19,064              -           48,397
   1.650                4,601             7,596             138,569            12,939          1,177               50
   1.695                  529             1,028              23,395             2,985          1,864                -
   1.700                2,639            54,036             101,162             3,180          1,436                -
   1.710               69,950           388,307             948,266           314,250         46,327           23,019
   1.720                4,480             9,010              76,395            25,486         15,850                -
   1.725                    -                 -                   -                 -              -                -
   1.750                3,200             2,486              53,886               745              -              744
   1.795                    -               716              15,052               396              -                -
   1.800               18,253            13,198              51,178            41,389              -              669
   1.820                  253            28,499              27,345             5,779              -                -
   1.825                    -                 -                   -                 -              -                -
   1.845                3,958            22,896              55,711            16,835         22,779           22,074
   1.850                    -                 -                   -                 -              -                -
   1.860               58,132           247,080             533,868           128,474         36,938           49,126
   1.870                    -                 -                   -                 -              -                -
   1.900               11,806             4,800              82,215             3,061          5,187              981
   1.950                    -                 -                   -                 -              -                -
   1.960               24,452           172,156             362,628            75,715         10,348          109,576
   1.970                    -                 -                   -                 -              -                -
   1.995                2,316               612              59,538             1,976          7,241                -
   2.000                  300                 -              13,461                 -              -                -
   2.010                1,705             3,484               3,913            16,277          7,868                -
   2.020                    -                 -                   -                 -              -                -
   2.095                  305            12,660              10,828               978              -                -
   2.100                    -                 -               7,789                 -              -                -
   2.120                  871                 -                   -                 -              -                -
   2.145                6,034                 -              20,607                 -              -                -
   2.150                    -                 -                   -                 -              -                -
   2.160                6,387             3,963              81,492            11,266              -            2,759
   2.170                    -                 -                   -                 -              -                -
   2.200                    -                 -               7,388               524              -                -
   2.260                9,264             9,117              50,843            79,351         13,621            1,644
   2.270                    -                 -                   -                 -             -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                          PPM America/      PPM America/   PPM America/                     Putnam/JNL        Putnam/JNL
                          JNL High Yield     JNL Money      JNL Value      Putnam/JNL       International       Midcap
                          Bond Portfolio  Market Portfolio  Portfolio     Equity Portfolio Equity Portfolio Growth Portfolio
                          -------------     ------------   ------------   --------------    -------------    -------------
M&E CLASS
   2.295                          1,066           1,209           -                  -               10                -
   2.300                         22,223          59,826           -                290            3,880            7,185
   2.395                          6,392           3,289           -                  -            5,444           11,129
   2.400                              -               -           -                  -                -                -
   2.450                          4,415          25,633           -                  -               43              514
   2.550                          2,305           5,001           -                  -            1,676            3,493
   2.600                              -               -           -                  -                -                -
   2.750                              -               -           -                  -                -                -
   2.850                              -               -           -                  -                -                -

PERSPECTIVE
 Standard Benefit             8,221,752       7,961,450      30,771         11,426,408        6,591,626        2,256,106
 Maximum Anniversary
    Value Benefit                27,787          16,117           -              6,422            5,700            3,568
 Earnings Protection
    Benefit                      16,254         177,305           -             19,523           18,179           23,246
 Combined Optional
    Benefits                      4,217           1,349           -              1,037            5,535            1,358
                          -------------     ------------   ------------   --------------    -------------    -------------

                            9,209,887        10,296,313      48,145         11,566,208        7,269,533        2,712,224
                          =============     ============   ============   ==============    =============    =============

                        Putnam/JNL        S&P/JNL            S&P/JNL         S&P/JNL Core    S&P/JNL Core    S&P/JNL Core
                      Value Equity       Aggressive       Conservative        Index 100        Index 50        Index 75
                        Portfolio     Growth Portfolio  Growth Portfolio I    Portfolio       Portfolio       Portfolio
                      --------------  ----------------   --------------     -------------   -------------   -------------
M&E CLASS
   2.295                           -        2,495              7,271                 -             -               -
   2.300                       2,755            -             29,802             2,096           862               -
   2.395                           -          494              5,769                 -             -               -
   2.400                           -            -                  -                 -             -               -
   2.450                         506       61,814             81,460                 -         1,375               -
   2.550                       1,248            -              5,080             4,558             -               -
   2.600                           -            -              7,169                 -             -               -
   2.750                           -            -                  -                 -             -               -
   2.850                           -            -                  -                 -             -               -

PERSPECTIVE
 Standard Benefit         13,958,334    7,814,916         16,064,876            26,462         1,932           7,572
 Maximum Anniversary
    Value Benefit             42,671        6,312            102,423                 -             -               -
 Earnings Protection
    Benefit                   40,676       42,553            107,681                 -             -               -
 Combined Optional
    Benefits                   5,738        6,585             29,183                 -             -               -
                      --------------  ----------------   --------------     -------------   -------------   -------------

Total                     14,475,113   10,139,700         21,723,425         1,654,530       254,290         546,427
                      ==============  ================   ==============     =============   =============   =============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)



                                                                                                           Salomon
                      S&P/JNL Equity                              S&P/JNL              S&P/JNL            Brothers/
                        Aggressive        S&P/JNL Equity         Moderate          Very Aggressive        JNL Global
                    Growth Portfolio I  Growth Portfolio I  Growth Portfolio I    Growth Portfolio I    Bond Portfolio
                      ---------------     --------------      ----------------     -----------------    ---------------
M&E CLASS
   1.150               173,536              418,949            2,128,050             165,737              82,513
   1.250                     -                    -                    -                   -                   -
   1.300                77,031              207,081            1,064,743              74,652              70,227
   1.400                62,697              105,602              753,526              17,702              40,592
   1.450                10,640               38,840              139,370              29,769              17,267
   1.500                     -                    -                    -                   -                   -
   1.545                 5,611               65,085               32,796               1,170               1,390
   1.560                     -                    -                    -                   -                   -
   1.570                 3,949               19,882               63,640               2,559                 939
   1.575                     -                    -                    -                   -                   -
   1.600                 1,976                9,652              160,118                 448               9,977
   1.650                 6,581               30,190               57,570               1,096               6,358
   1.695                     -                1,191               51,499                   -                 248
   1.700                   733               30,006              145,834              17,011               5,277
   1.710               126,761              275,146            1,102,927              93,287              68,312
   1.720                   465               25,731               84,863               5,173               6,363
   1.725                     -                    -                    -                   -                   -
   1.750                     -                3,516               17,153                   -                 495
   1.795                     -                    -                6,265                   -                   -
   1.800                 4,695                  686               33,691                   -               7,862
   1.820                 3,258                8,149               17,347                 228               1,302
   1.825                     -                    -                    -                   -                   -
   1.845                     -                1,552               97,686               3,507               2,901
   1.850                     -                    -                    -                   -                   -
   1.860               141,261              195,936            1,562,842              13,184                   -
   1.870                     -                    -                    -                   -              27,625
   1.900                   692               11,336               78,119                   -               1,627
   1.950                     -                    -                    -                 198                 686
   1.960                14,127               66,163              495,678              26,949               9,686
   1.970                     -                    -                    -                   -                   -
   1.995                     -               10,603               58,437                   -               6,213
   2.000                     -                    -                9,632                   -                   -
   2.010                     -                    -               20,701               1,366               1,079
   2.020                     -                    -                    -                   -                   -
   2.095                   642                5,161               10,063                   -               2,486
   2.100                     -                6,439                5,374                   -                  51
   2.120                     -                    -                    -                   -                   -
   2.145                     -                2,511               21,956                   -                 398
   2.150                     -                    -                    -                   -                   -
   2.160                 3,740                4,040               28,570               1,492               3,426
   2.170                     -                    -                    -                   -                   -
   2.200                     -                4,721                7,076                   -                   -
   2.260                 2,761               18,678              114,892               1,646               6,804
   2.270                     -                    -                    -                   -                   -

                 Salomon
              Brothers/JNL
             U.S. Government        T. Rowe Price/      T. Rowe Price/        T. Rowe
                & Quality          JNL Established     JNL Mid-Cap           Price/JNL
             Bond Portfolio        Growth Portfolio    Growth Portfolio   Value Portfolio
            ------------------    -----------------    ----------------   -------------------
M&E CLASS
   1.150         461,407            118,105              118,982             440,080
   1.250               -                  -                5,080                   -
   1.300         249,752             84,484               75,918             336,708
   1.400         200,425             73,513               37,653             212,633
   1.450         144,258             22,644               19,061              50,904
   1.500               -                  -                    -                   -
   1.545          17,779              2,757                3,108              13,495
   1.560               -                348                  156                 730
   1.570          15,904              6,968                1,982              10,985
   1.575               -                  -                    -                   -
   1.600          47,865              3,956                2,035              69,170
   1.650          78,585              6,238                4,086              15,945
   1.695           9,075                422                1,373               4,004
   1.700          17,862              3,238                3,919              28,736
   1.710         475,440            126,302               73,503             236,815
   1.720          21,709              5,306                1,950              13,206
   1.725               -                  -                    -                   -
   1.750          83,419                705                  192              15,346
   1.795           1,945                  -                  701               1,113
   1.800          12,495                253                2,861              18,200
   1.820           6,721                 43                2,803              22,118
   1.825               -                  -                    -                   -
   1.845          30,006              4,031                1,814              32,509
   1.850               -                  -                    -                   -
   1.860         215,666             30,173               62,216             199,648
   1.870               -                  -                    -                   -
   1.900          35,339              9,607                2,952              10,897
   1.950               -                  -                   26                  59
   1.960          54,697             27,437               37,470             131,107
   1.970               -                  -                    -                   -
   1.995          26,549              3,934                  451              10,813
   2.000          14,970              1,507                2,421               2,036
   2.010          24,296              1,025                1,288               3,032
   2.020               -                  -                    -                   -
   2.095           6,593              4,819                5,074              13,561
   2.100               -                  -                    -                  74
   2.120               -                314                  470                   -
   2.145          35,559              6,064                2,757               7,590
   2.150               -                  -                    -                   -
   2.160          57,901                774                2,625               2,351
   2.170               -                  -                    -                   -
   2.200               -                  -                    -                   -
   2.260          34,516              8,443                5,739              26,115
   2.270               -                  -                    -                   -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                                                                                                           Salomon
                      S&P/JNL Equity                              S&P/JNL              S&P/JNL            Brothers/
                        Aggressive        S&P/JNL Equity         Moderate          Very Aggressive        JNL Global
                    Growth Portfolio I  Growth Portfolio I  Growth Portfolio I    Growth Portfolio I    Bond Portfolio
                      ---------------     --------------      ----------------     -----------------    ---------------
M&E CLASS
   2.295                          -             12,766              16,942                   -                1,006
   2.300                          -             21,509              66,597                   -                2,864
   2.395                      2,601                  -               7,332               6,814                1,096
   2.400                          -                  -                   -                   -                    -
   2.450                        789              2,475             116,971               1,052                4,224
   2.550                      3,044                  -               7,367                   -                  146
   2.600                          -                  -                   -                   -                    -
   2.750                          -                  -                   -                   -                    -
   2.850                     12,844                  -                   -                   -                    -

PERSPECTIVE
 Standard Benefit         2,991,831         10,657,778          23,364,549           4,308,780            3,816,201
 Maximum Anniversary
    Value Benefit             3,015             16,432             130,392               1,895                6,298
 Earnings Protection
    Benefit                  18,603             77,584             168,324              28,545               11,306
 Combined Optional
    Benefits                      -              3,464             222,262                   -                  782
                      ---------------     --------------      ----------------     -----------------    ---------------

Total                     3,673,883         12,358,854          32,471,154           4,804,260            4,226,027
                      ===============     ==============      ================     =================    ===============

                            Salomon
                         Brothers/JNL
                        U.S. Government        T. Rowe Price/      T. Rowe Price/        T. Rowe
                           & Quality          JNL Established     JNL Mid-Cap           Price/JNL
                        Bond Portfolio        Growth Portfolio    Growth Portfolio   Value Portfolio
                       ------------------    -----------------    ----------------   -------------------
M&E CLASS
   2.295                      4,102                    697                  148              1,443
   2.300                     44,944                  2,748                3,849              8,367
   2.395                        717                  1,621                1,779              2,901
   2.400                          -                      -                    -                  -
   2.450                     39,183                  2,170                1,300             20,154
   2.550                      3,511                  1,055                1,495              8,983
   2.600                          -                      -                    -                  -
   2.750                      1,672                      -                    -                  -
   2.850                          -                      -                    -                  -

PERSPECTIVE
 Standard Benefit        14,668,784             12,765,760           10,928,820          7,225,836
 Maximum Anniversary
    Value Benefit            63,443                 41,937               67,120             34,851
 Earnings Protection
    Benefit                  63,735                 47,606               43,069             59,078
 Combined Optional
    Benefits                 15,985                  1,647                2,500              8,098
                       ------------------    -----------------    ----------------   -------------------

Total                    17,286,809             13,418,651           11,530,746          9,299,691
                       ==================    =================    ================   ===================

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                    AIM/              AIM/                 AIM/                            Alliance
               JNL Large Cap       JNL Premier         JNL Small Cap      Alger/JNL       Capital/JNL    Eagle/JNL Core
              Growth Portfolio  Equity II Portfolio  Growth Portfolio Growth Portfolio Growth Portfolio Equity Portfolio
               --------------     --------------      --------------   --------------   --------------   -------------
M&E CLASS
   1.150        $ 888,123          $ 471,115            $ 962,383       $ 909,658        $ 1,309,287      $ 1,952,003
   1.250                -                  -              108,538          99,789                  -                -
   1.300          911,727            411,373              899,077         478,673            483,725          926,357
   1.400          255,225            183,382              425,551         517,861            613,421          604,070
   1.450           98,593             61,483              281,076         168,327             91,450          185,431
   1.500                -                  -                    -               -                  -                -
   1.545           18,365                  -               27,658          41,285             64,888           65,043
   1.560                -                  -                    -               -                  -            6,402
   1.570           16,597             12,701               89,480          36,008             84,882           41,342
   1.575                -                  -                    -               -                  -                -
   1.600           46,773             88,908              136,224          54,142            577,961           97,315
   1.650           81,514             16,515               13,553          46,862             19,640           96,314
   1.695            4,383                  -                3,778           4,634                  -            9,733
   1.700           54,022             38,158               49,157         154,692             60,637           67,288
   1.710          860,448            262,055              825,499         556,811            872,345        1,286,076
   1.720           34,336                  -                9,858         103,997              2,770           92,516
   1.725                -                  -                    -               -                  -                -
   1.750           15,687              6,523                    -           6,430             46,157              256
   1.795                -                  -               11,101           5,713                  -            3,914
   1.800          186,075            117,492               20,854          44,855             28,391           26,359
   1.820            8,478              1,894               40,505          95,730                  -              470
   1.825                -                  -                    -               -                  -                -
   1.845           40,774             76,182               66,304          83,569                  -           86,167
   1.850                -                  -                    -               -                  -                -
   1.860          418,927             51,540              649,496         329,590          1,142,521          333,168
   1.870                -                  -                    -               -                  -                -
   1.900           41,752             84,868               23,412          26,055              7,798           38,245
   1.950              520                  -                    -               -                  -                -
   1.960          220,626             40,193              339,324         558,609            138,005          376,635
   1.970                -                  -                    -               -                  -                -
   1.995            9,222              5,103                9,655          22,322             16,815           76,752
   2.000                -                  -               16,133          23,712                  -           26,557
   2.010           21,139                  -                5,905           3,753              2,233                -
   2.020                -                  -                    -               -                  -                -
   2.095           44,497             46,085               47,807          29,651             44,814           98,402
   2.100                -                  -                    -             646                  -                -
   2.120                -                  -                    -           4,980                  -           13,431
   2.145                -                  -               17,451               -                  -                -
   2.150                -                  -                    -               -                  -                -
   2.160           21,080             10,255                6,091          42,816             10,302           36,599
   2.170                -                  -                    -               -                  -                -
   2.200                -                  -                    -               -                  -                -
   2.260           23,532              9,586               14,463          14,892             21,200          158,066
   2.270                -                  -                    -               -                  -                -


                           Eagle/JNL      First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL    First Trust/JNL
                           SmallCap        Communications        Energy        Financial Sector   Global Target      Leading Brands
                       Equity Portfolio   Sector Portfolio  Sector Portfolio      Portfolio        15 Portfolio     Sector Portfolio
                       ---------------    --------------    ---------------    --------------     ---------------    ---------------
M&E CLASS
   1.150                $ 1,357,422          $ -              $ -                $ -                $ 4,962,524          $ -
   1.250                          -            -                -                  -                          -            -
   1.300                    727,168            -                -                  -                  1,717,597            -
   1.400                    584,629            -                -                  -                    692,666            -
   1.450                     62,254            -                -                  -                    307,593            -
   1.500                          -            -                -                  -                    144,422            -
   1.545                     31,784            -                -                  -                    178,872            -
   1.560                      3,417            -                -                  -                          -            -
   1.570                     54,509            -                -                  -                    199,273            -
   1.575                          -            -                -                  -                          -            -
   1.600                    427,642            -                -                  -                    112,107            -
   1.650                     43,788            -                -                  -                    792,798            -
   1.695                     25,817            -                -                  -                     89,224            -
   1.700                    168,900            -                -                  -                    127,018            -
   1.710                    862,841            -                -                  -                  3,597,865            -
   1.720                     32,080            -                -                  -                     85,298            -
   1.725                          -            -                -                  -                          -            -
   1.750                     71,448            -                -                  -                     17,820            -
   1.795                          -            -                -                  -                          -            -
   1.800                     23,943            -                -                  -                    264,335            -
   1.820                        279            -                -                  -                      1,853            -
   1.825                          -            -                -                  -                          -            -
   1.845                      5,017            -                -                  -                    199,200            -
   1.850                          -            -                -                  -                          -            -
   1.860                    446,097            -                -                  -                  1,978,407            -
   1.870                          -            -                -                  -                          -            -
   1.900                     14,333            -                -                  -                    741,328            -
   1.950                     10,437            -                -                  -                          -            -
   1.960                    185,179            -                -                  -                    862,915            -
   1.970                          -            -                -                  -                          -            -
   1.995                     10,272            -                -                  -                     15,597            -
   2.000                      8,787            -                -                  -                          -            -
   2.010                     91,533            -                -                  -                     83,053            -
   2.020                          -            -                -                  -                          -            -
   2.095                     35,249            -                -                  -                      5,936            -
   2.100                          -            -                -                  -                          -            -
   2.120                      4,178            -                -                  -                          -            -
   2.145                      1,974            -                -                  -                      1,357            -
   2.150                          -            -                -                  -                          -            -
   2.160                     16,158            -                -                  -                     46,338            -
   2.170                          -            -                -                  -                          -            -
   2.200                          -            -                -                  -                      9,751            -
   2.260                     98,099            -                -                  -                    137,847            -
   2.270                          -            -                -                  -                          -            -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                                AIM/              AIM/                 AIM/                            Alliance
                           JNL Large Cap       JNL Premier         JNL Small Cap      Alger/JNL       Capital/JNL    Eagle/JNL Core
                          Growth Portfolio  Equity II Portfolio  Growth Portfolio Growth Portfolio Growth Portfolio Equity Portfolio
                           --------------     --------------      --------------   --------------   --------------   -------------
M&E CLASS
   2.295                    $         -        $         -         $         84     $          -     $          -    $     16,581
   2.300                         28,266             21,735               46,940           43,721            2,338          27,254
   2.395                              -             27,609               35,359           55,335           13,214          57,764
   2.400                              -                  -                    -                -                -               -
   2.450                         16,299                  -                3,586           12,995              209          60,781
   2.550                         24,028              8,797                4,757           20,727            4,166           5,232
   2.600                              -                  -                    -                -                -               -
   2.750                              -                  -                    -                -                -               -
   2.850                              -                  -                    -                -                -               -

PERSPECTIVE
 Standard Benefit             2,074,519          2,588,577            6,818,236      138,515,095       19,616,747      48,426,362
 Maximum Anniversary
    Value Benefit                43,757             74,239               36,879          202,994          228,447          68,453
 Earnings Protection
    Benefit                       8,942             40,358               16,426          220,204          161,506         179,058
 Combined Optional
    Benefits                      3,433             16,510               18,201            8,902           94,959          19,663
                           -------------      --------------      --------------   --------------   --------------   -------------

Total                       $ 6,521,659        $ 4,773,236         $ 12,080,801     $143,546,035     $ 25,760,828    $ 55,566,059
                           ==============     ==============      ==============   ==============   ==============   =============

                          Eagle/JNL      First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL    First Trust/JNL
                          SmallCap        Communications        Energy        Financial Sector   Global Target      Leading Brands
                      Equity Portfolio   Sector Portfolio  Sector Portfolio      Portfolio        15 Portfolio     Sector Portfolio
                      ---------------     --------------    ---------------    --------------     ---------------    ---------------
M&E CLASS
   2.295               $          -       $         -       $         -        $          -         $          -         $         -
   2.300                     29,219                 -                 -                   -              281,810                   -
   2.395                      5,978                 -                 -                   -               23,672                   -
   2.400                          -                 -                 -                   -                    -                   -
   2.450                     14,340                 -                 -                   -              449,177                   -
   2.550                      5,904                 -                 -                   -               76,511                   -
   2.600                          -                 -                 -                   -                    -                   -
   2.750                          -                 -                 -                   -                    -                   -
   2.850                          -                 -                 -                   -                    -                   -

PERSPECTIVE
 Standard Benefit        54,348,700         5,860,013         7,065,490          13,722,800           11,847,813           9,105,134
 Maximum Anniversary
    Value Benefit            74,242                 -                 -                   -               27,113                   -
 Earnings Protection
    Benefit                 121,756           253,321           339,598             456,632              439,244             359,460
 Combined Optional
    Benefits                 45,856                 -                 -                   -                    -                   -
                      ---------------     --------------    ---------------    --------------     ---------------    ---------------

Total                  $ 60,051,229       $ 6,113,334       $ 7,405,088        $ 14,179,432         $ 30,518,334         $ 9,464,594
                      ===============     ==============    ===============    ==============     ===============    ===============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                       First Trust/JNL
                      Pharmaceutical/     First Trust/JNL    First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL
                         Healthcare          Target 25       Target Small-Cap     Technology      The Dow Target    The Dow Target
                      Sector Portfolio      Portfolio           Portfolio       Sector Portfolio   10 Portfolio      5 Portfolio
                       --------------      ------------        ------------       ------------      ------------     ------------
M&E CLASS
   1.150                $ -                $ 5,664,374         $ 5,531,680           $ -             $ 7,357,898           $ -
   1.250                  -                          -                   -             -                       -             -
   1.300                  -                  2,111,587           2,023,868             -               3,785,181             -
   1.400                  -                    954,921             762,876             -               1,664,505             -
   1.450                  -                    378,999             352,698             -                 807,023             -
   1.500                  -                    142,951             150,429             -                 154,813             -
   1.545                  -                    296,569             238,959             -                 275,958             -
   1.560                  -                          -                   -             -                       -             -
   1.570                  -                    217,053             205,170             -                 302,345             -
   1.575                  -                          -                   -             -                       -             -
   1.600                  -                    172,291             146,063             -                 384,100             -
   1.650                  -                    996,993             778,119             -               1,225,174             -
   1.695                  -                    119,844             101,188             -                 123,984             -
   1.700                  -                    211,835             124,786             -                 233,449             -
   1.710                  -                  5,022,995           3,714,152             -               5,006,691             -
   1.720                  -                    139,094             115,757             -                 240,068             -
   1.725                  -                          -                   -             -                       -             -
   1.750                  -                    135,419              47,784             -                 153,730             -
   1.795                  -                      5,534                   -             -                       -             -
   1.800                  -                    316,123             254,092             -                 526,763             -
   1.820                  -                     12,834               1,967             -                  15,403             -
   1.825                  -                          -                   -             -                       -             -
   1.845                  -                    235,153             235,679             -                 359,206             -
   1.850                  -                          -                   -             -                       -             -
   1.860                  -                  2,379,784           2,120,169             -               3,092,532             -
   1.870                  -                          -                   -             -                       -             -
   1.900                  -                    917,544             781,075             -               1,091,320             -
   1.950                  -                          -                   -             -                       -             -
   1.960                  -                    891,826             923,902             -               1,204,190             -
   1.970                  -                          -                   -             -                       -             -
   1.995                  -                     93,393              55,000             -                 280,443             -
   2.000                  -                          -                   -             -                       -             -
   2.010                  -                    112,043              83,849             -                 125,239             -
   2.020                  -                          -                   -             -                       -             -
   2.095                  -                      6,088               6,131             -                  21,287             -
   2.100                  -                      3,307               3,415             -                   3,488             -
   2.120                  -                          -                   -             -                   9,704             -
   2.145                  -                     25,839               8,577             -                  37,535             -
   2.150                  -                          -                   -             -                       -             -
   2.160                  -                    141,653              47,516             -                 168,686             -
   2.170                  -                          -                   -             -                       -             -
   2.200                  -                     10,051              10,374             -                  11,097             -
   2.260                  -                    254,574             156,685             -                 216,626             -
   2.270                  -                          -                   -             -                       -             -


                                                                                                                   JPMorgan/JNL
                       First Trust/JNL        Janus/JNL        Janus/JNL       Janus/JNL         Janus/JNL           Enhanced
                       The S&P Target         Aggressive        Balanced        Capital            Global          S&P 500 Stock
                        10 Portfolio       Growth Portfolio    Portfolio    Growth Portfolio  Equities Portfolio  Index Portfolio
                       --------------         ------------    ------------    ------------      ------------         ------------
 M&E CLASS
    1.150               $ 5,482,144            $ 667,724       $ 1,961,758     $ 362,708           $ -                $ 559,508
    1.250                         -              117,771                 -             -             -                        -
    1.300                 2,070,050              336,708         1,488,912       141,391             -                  242,310
    1.400                   880,597              410,020           666,585       302,385             -                  416,011
    1.450                   391,442              346,091           144,694       113,751             -                  184,533
    1.500                   134,864                    -                 -             -             -                        -
    1.545                   220,502                1,156            56,309             -             -                        -
    1.560                         -                    -                 -             -             -                        -
    1.570                   216,344               46,309            28,818        45,252             -                   12,868
    1.575                         -                    -                 -             -             -                        -
    1.600                   148,158               56,836           211,939         4,620             -                   44,666
    1.650                   821,940               31,707           181,557        16,003             -                   37,457
    1.695                   106,351               11,926            19,750             -             -                    8,386
    1.700                   115,204               73,119           150,057         7,672             -                  132,298
    1.710                 3,842,290              281,522           802,538       272,470             -                3,361,918
    1.720                    89,770               60,540           131,050             -             -                  150,605
    1.725                         -                    -                 -             -             -                        -
    1.750                    96,007               21,237            60,785        21,800             -                   76,345
    1.795                     3,013                    -             3,249             -             -                    9,940
    1.800                   239,984                7,886            74,205        24,908             -                   59,563
    1.820                     1,741                8,746                 -             -             -                   24,661
    1.825                         -                    -                 -             -             -                        -
    1.845                   211,678               39,070            68,777         2,407             -                   20,724
    1.850                         -                    -                 -             -             -                        -
    1.860                 1,995,986              658,218           755,250        93,274             -                  365,506
    1.870                         -                    -                 -             -             -                        -
    1.900                   756,679                9,160            28,910        16,561             -                  107,916
    1.950                         -                  269                 -             -             -                        -
    1.960                   899,815              133,076           324,988        97,888             -                   58,316
    1.970                         -                    -                 -             -             -                        -
    1.995                    67,194               31,064            98,879         4,439             -                      690
    2.000                         -                8,930            11,774             -             -                        -
    2.010                    80,724               24,231            17,044        20,010             -                    3,622
    2.020                         -                    -                 -             -             -                        -
    2.095                     6,009                4,829            48,188         7,468             -                   13,107
    2.100                     3,125                    -               740             -             -                    3,341
    2.120                         -                5,401                 -             -             -                        -
    2.145                    12,081               16,663                 -             -             -                        -
    2.150                         -                    -                 -             -             -                        -
    2.160                    38,042                3,285            33,834        61,322             -                   17,368
    2.170                         -                    -                 -             -             -                        -
    2.200                     8,967                    -                 -             -             -                        -
    2.260                   188,867                9,508            33,852        19,177             -                   32,766
    2.270                         -                    -                 -             -             -                        -

                       First Trust/JNL
                      Pharmaceutical/     First Trust/JNL    First Trust/JNL    First Trust/JNL   First Trust/JNL   First Trust/JNL
                         Healthcare          Target 25       Target Small-Cap     Technology      The Dow Target    The Dow Target
                      Sector Portfolio      Portfolio           Portfolio       Sector Portfolio   10 Portfolio      5 Portfolio
                       --------------      ------------        ------------       ------------      ------------     ------------
M&E CLASS
   2.295               $          -         $         -        $          -       $          -      $      6,061     $          -
   2.300                          -             368,916             292,114                  -           391,530                -
   2.395                          -              25,301              30,249                  -            27,543                -
   2.400                          -                   -                   -                  -                 -                -
   2.450                          -             457,849             462,509                  -           494,717                -
   2.550                          -              67,235              66,477                  -            70,530                -
   2.600                          -                   -                   -                  -                 -                -
   2.750                          -                   -                   -                  -                 -                -
   2.850                          -                   -                   -                  -                 -                -

PERSPECTIVE
 Standard Benefit        17,529,783          13,831,300          17,903,769         13,951,324        49,884,349        7,579,056
 Maximum Anniversary
    Value Benefit                 -              28,446              28,826                  -           181,394                -
 Earnings Protection
    Benefit                 752,117             744,641             820,322            553,033           838,974          467,712
 Combined Optional
    Benefits                      -                   -                   -                  -            22,583                -
                       --------------      ------------        ------------       ------------      ------------     ------------

Total                  $ 18,281,900         $37,494,359        $ 38,586,226       $ 14,504,357      $ 80,796,119     $ 8,046,768
                       ==============      ============        ============       ============      ============     ============



                                                                                                                   JPMorgan/JNL
                       First Trust/JNL        Janus/JNL        Janus/JNL       Janus/JNL         Janus/JNL           Enhanced
                       The S&P Target         Aggressive        Balanced        Capital            Global          S&P 500 Stock
                        10 Portfolio       Growth Portfolio    Portfolio    Growth Portfolio  Equities Portfolio  Index Portfolio
                       --------------         ------------    ------------    ------------      ------------         ------------
M&E CLASS
   2.295                $          -           $         -      $     6,082    $         -        $        -         $         -
   2.300                     265,654                 6,246           88,728         17,506                 -              81,101
   2.395                      23,919                     -            3,780              -                 -                   -
   2.400                           -                     -                -              -                 -                   -
   2.450                     447,466                 2,111           74,345              -                 -              22,960
   2.550                      64,882                     -              563          8,948                 -               6,292
   2.600                           -                     -                -              -                 -                   -
   2.750                           -                     -                -              -                 -                   -
   2.850                           -                     -                -              -                 -                   -

PERSPECTIVE
 Standard Benefit         20,513,741           164,900,497       49,494,962    119,850,046       174,428,060             884,352
 Maximum Anniversary
    Value Benefit             25,093                25,728          366,075         39,212                 -                   -
 Earnings Protection
    Benefit                  756,219               193,865          336,748        130,153                 -                   -
 Combined Optional
    Benefits                       -                19,935           41,452          1,221                 -                   -
                       --------------         ------------    ------------    ------------      ------------         ------------

Total                   $ 41,226,542           $168,571,384     $ 57,817,177   $121,682,592      $174,428,060        $ 6,939,130
                       ==============         ============    ============    ============      ============         ============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                                                                             Mellon Capital   Mellon Capital    Mellon Capital
                          JPMorgan/JNL       Lazard/JNL       Lazard/JNL     Management/JNL   Management/JNL    Management/JNL
                          International        Mid Cap         Small Cap      Bond Index       International    S&P 400 Mid Cap
                         Value Portfolio   Value Portfolio  Value Portfolio    Portfolio      Index Portfolio   Index Portfolio
                          -------------     ------------     ------------    --------------   --------------    --------------
M&E CLASS
   1.150                   $ 9,248           $ 2,217,771      $ 2,059,347     $ 2,379,195      $ 1,503,449       $ 2,144,224
   1.250                         -               110,222          105,852               -                -                 -
   1.300                    20,818             1,707,038        1,161,979       1,037,274        1,197,903         1,466,283
   1.400                    13,675               777,904          683,266         716,548          471,985           541,119
   1.450                         -               348,865          490,423         522,181          508,191           459,711
   1.500                         -                     -                -               -                -                 -
   1.545                         -                72,999           44,671               -           18,973            34,318
   1.560                         -                     -                -               -                -             6,573
   1.570                         -                25,428           42,428          78,396           50,699            78,835
   1.575                         -                     -                -               -                -                 -
   1.600                     3,000               142,119          120,215         626,101          356,917           439,528
   1.650                         -               191,229          142,728         187,832          151,874           187,860
   1.695                         -                22,212           37,863          11,208           17,781            54,833
   1.700                     9,328               120,657          109,358          63,531          119,421           109,478
   1.710                    71,408             1,552,739        2,083,713       2,248,555        1,423,177         1,831,535
   1.720                         -               192,533          131,456          65,379          145,350           129,351
   1.725                         -                     -                -               -                -                 -
   1.750                         -                16,592           41,966         372,060           47,678            64,343
   1.795                         -                12,128            9,616               -              514                 -
   1.800                         -               132,138           51,011          78,965           39,210            37,207
   1.820                         -                84,860           82,786          27,267           11,109             9,393
   1.825                         -                     -                -               -                -                 -
   1.845                         -               101,979          179,375         119,102           20,162            28,280
   1.850                         -                     -                -               -                -                 -
   1.860                     4,157             1,277,114        1,074,053       1,771,863        1,394,194         1,857,898
   1.870                         -                     -                -               -           65,920            83,386
   1.900                         -               104,774          120,259         141,254           58,941            86,539
   1.950                         -                   535              523               -                -                 -
   1.960                    16,778               425,375          387,782         376,363          357,809           511,497
   1.970                         -                     -                -               -                -                 -
   1.995                         -                36,904           27,633         188,792              412            76,781
   2.000                         -                18,868           39,663               -                -             5,082
   2.010                         -               103,106           96,471          43,912           40,709            21,898
   2.020                         -                     -                -               -                -                 -
   2.095                    39,449                80,687           68,353          24,424                -            12,625
   2.100                         -                 1,217              648               -                -                 -
   2.120                         -                 8,206            9,231               -                -             5,335
   2.145                         -                42,180           42,781         176,390            1,167             1,165
   2.150                         -                     -                -               -                -                 -
   2.160                         -               108,074           76,114          59,189           22,934            25,566
   2.170                         -                     -                -               -                -                 -
   2.200                         -                     -                -          11,072           11,647            11,989
   2.260                     1,872               100,786           80,599         118,390          127,684           168,416
   2.270                         -                     -                -               -                -                 -

                             Mellon Capital     Mellon Capital
                            Management/JNL     Management/JNL      Oppenheimer/JNL                       PIMCO/JNL      PPM America/
                               S&P 500           Small Cap         Global Growth     Oppenheimer/JNL    Total Return    JNL Balanced
                           Index Portfolio     Index Portfolio       Portfolio       Growth Portfolio   Bond Portfolio   Portfolio
                           -----------------   --------------      ---------------   ----------------   -------------   ------------
M&E CLASS
   1.150                    $ 3,920,483         $ 1,611,655         $ 2,272,030       $ 766,327          $ 10,808,832    $ 3,691,595
   1.250                              -                   -                   -               -                    -         116,195
   1.300                      2,795,367           1,207,481           1,084,192         438,322            5,819,229       2,921,293
   1.400                      1,389,156             527,460             840,418         248,080            2,417,283       2,010,171
   1.450                      1,184,103             301,053             204,237          34,695            1,273,138         331,777
   1.500                              -                   -                   -               -                    -               -
   1.545                         31,880              16,048             107,314          23,286              307,199          17,955
   1.560                          6,401               6,546                   -               -               13,517               -
   1.570                        176,962              42,825              33,310          14,948              603,708         171,187
   1.575                              -                   -                   -               -                    -               -
   1.600                        583,881             382,352             324,396          10,209              623,445          93,578
   1.650                        224,690             231,377             107,916          64,127              681,392         146,207
   1.695                         18,236              36,832                   -               -              137,647          36,853
   1.700                        376,485              71,156             159,960          15,010            1,047,904         485,957
   1.710                      3,104,752           1,571,268           1,093,419         321,937            9,687,022       4,404,551
   1.720                        131,635              21,767               1,194             457              402,858         103,356
   1.725                              -                   -                   -               -                    -               -
   1.750                        223,392              58,151              13,520           6,381              411,770          35,432
   1.795                              -               1,785                   -               -               11,643          27,613
   1.800                         74,052              31,679              45,922          30,214              386,733         132,578
   1.820                         12,555               9,404               3,424             252              140,503           9,864
   1.825                              -                   -                   -               -                    -               -
   1.845                        129,539              27,798              23,173          21,698            1,437,236          85,559
   1.850                              -                   -                   -               -                    -               -
   1.860                      2,316,301           1,671,636             948,734         152,290            3,658,375       1,570,274
   1.870                        100,009              82,599                   -               -                    -               -
   1.900                        213,823              76,725              60,695          33,990              656,744          50,357
   1.950                         21,103                   -                   -               -                  854               -
   1.960                        782,075             438,888             228,610          77,815            2,512,141         572,486
   1.970                              -                   -                   -               -                    -               -
   1.995                        222,379              87,660              20,007           1,780              190,040          83,265
   2.000                          4,929                   -                   -               -              148,781          43,999
   2.010                         23,932              50,895              19,422           2,265               95,785               -
   2.020                              -                   -                   -               -                    -               -
   2.095                         25,857              12,089              30,086           6,253              291,817          68,570
   2.100                              -                   -                 653               -                  763               -
   2.120                              -               5,143               7,859               -               17,095           6,137
   2.145                          1,140               8,474                 862           1,806               34,636          72,397
   2.150                              -                   -                   -               -                    -               -
   2.160                         19,971             123,951               7,838             611              139,958           8,888
   2.170                              -                   -                   -               -                    -               -
   2.200                         16,322              11,975                   -               -                4,549               -
   2.260                        241,769             131,052              38,657          20,901              489,458         295,967
   2.270                              -                   -                   -               -                    -               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)

                                                                             Mellon Capital   Mellon Capital    Mellon Capital
                          JPMorgan/JNL       Lazard/JNL       Lazard/JNL     Management/JNL   Management/JNL    Management/JNL
                          International        Mid Cap         Small Cap      Bond Index       International    S&P 400 Mid Cap
                         Value Portfolio   Value Portfolio  Value Portfolio    Portfolio      Index Portfolio   Index Portfolio
                          -------------     ------------     ------------    --------------   --------------    --------------
M&E CLASS
   2.295                   $       -        $      2,955     $      2,793     $     10,256     $        -        $          -
   2.300                           -              88,789          111,902          129,664          73,007             95,569
   2.395                      20,157              51,220           41,051            2,462           2,427              2,387
   2.400                           -                   -                -                -               -                  -
   2.450                           -              67,966           64,079           50,711          26,867             21,308
   2.550                           -              27,013           22,518            6,521           3,799             18,837
   2.600                           -                   -                -                -               -                  -
   2.750                           -                   -                -                -               -                  -
   2.850                           -                   -                -                -               -                  -

PERSPECTIVE
 Standard Benefit            228,262          18,460,918       18,865,153          800,898         310,082            912,085
 Maximum Anniversary
    Value Benefit                  -             156,221           32,618                -               -                  -
 Earnings Protection
    Benefit                        -              48,396           71,463                -               -                  -
 Combined Optional
    Benefits                       -               4,262              656                -               -                  -
                          -------------     ------------     ------------    --------------   --------------    --------------

Total                   $    438,152        $ 29,044,979     $ 28,814,396     $ 12,445,755     $ 8,581,992       $ 11,541,234
                          =============     ============     ============    ==============   ==============    ==============


                             Mellon Capital     Mellon Capital
                            Management/JNL     Management/JNL      Oppenheimer/JNL                       PIMCO/JNL      PPM America/
                               S&P 500           Small Cap         Global Growth     Oppenheimer/JNL    Total Return    JNL Balanced
                           Index Portfolio     Index Portfolio       Portfolio       Growth Portfolio   Bond Portfolio   Portfolio
                           -----------------   --------------      ---------------   ----------------   -------------   ------------

M&E CLASS
   2.295                   $     19,808        $         -         $         84       $         -        $    24,924    $     36,927
   2.300                        311,471            115,257              212,165             2,852            715,380         173,095
   2.395                          2,391              7,484               27,292                 -             37,690          16,279
   2.400                              -                  -                    -                 -                  -               -
   2.450                        161,585             24,187               20,011                 -            456,206         135,946
   2.550                        160,497             17,576               19,409             7,010            190,616          33,800
   2.600                              -                  -                    -                 -                  -               -
   2.750                              -                  -                    -                 -              2,659               -
   2.850                              -                  -                    -                 -                  -               -

PERSPECTIVE
 Standard Benefit             2,253,035            609,593           15,683,726         4,097,503         63,836,421     179,330,789
 Maximum Anniversary
    Value Benefit                     -                  -              104,700            37,157            157,270         616,448
 Earnings Protection
    Benefit                     266,371                  -              122,526           105,010            122,991         394,228
 Combined Optional
    Benefits                          -                  -               42,027            13,327             44,900          71,077
                           -----------------   --------------      ---------------   ----------------   -------------   ------------

Total                      $ 21,548,337        $ 9,631,821         $ 23,909,788       $ 6,556,513        $110,041,112   $198,402,650
                           =================   ==============      ===============   ================   =============   ============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                          PPM America/      PPM America/   PPM America/                     Putnam/JNL        Putnam/JNL
                          JNL High Yield     JNL Money      JNL Value      Putnam/JNL       International       Midcap
                          Bond Portfolio  Market Portfolio  Portfolio     Equity Portfolio Equity Portfolio Growth Portfolio
                          -------------     ------------   ------------   --------------    -------------    -------------
M&E CLASS
   1.150                   $ 3,932,515       $ 6,842,911    $ 21,195       $ 326,772         $ 934,197        $ 475,728
   1.250                             -                 -           -               -                 -                -
   1.300                     1,664,694         3,508,204      41,904         140,294           893,999          479,470
   1.400                       848,839         1,570,443      45,300          82,061           677,018          120,131
   1.450                       422,890           687,214       1,814         265,717           196,114           46,908
   1.500                             -                 -           -               -                 -                -
   1.545                        34,509            89,909           -               -            42,685              894
   1.560                             -                 -           -               -             6,531                -
   1.570                        46,314            14,406      10,404          21,514            29,898           11,409
   1.575                             -                 -           -               -                 -                -
   1.600                       388,407           343,154       7,483          16,639           388,367           45,483
   1.650                       108,623         1,154,389       4,910           3,638            25,897           39,269
   1.695                         2,698           120,967           -           3,750            41,759            3,737
   1.700                       126,696         1,449,308           -          49,270            49,829           54,178
   1.710                     1,488,480         2,519,272      13,248         221,084           752,322          262,976
   1.720                        53,437            75,723           -               -            35,437            2,316
   1.725                             -                 -           -               -                 -                -
   1.750                       262,440            84,115           -               -            13,301            2,158
   1.795                         5,556            90,100           -               -            11,309                -
   1.800                       179,510           211,295           -         202,387            33,251           29,475
   1.820                        26,913                 -           -               -           110,472              155
   1.825                             -                 -           -               -                 -                -
   1.845                        72,298           111,554           -           9,842                 -           30,163
   1.850                             -                 -           -               -                 -                -
   1.860                       735,025         4,209,157      16,241          41,107           920,822          106,170
   1.870                             -                 -           -               -                 -                -
   1.900                        32,493           194,031           -         128,381            32,949           48,132
   1.950                        10,398                 -           -               -                 -                -
   1.960                       861,241         1,247,720      15,073          60,008           520,334          173,156
   1.970                             -                 -           -               -                 -                -
   1.995                        80,999           244,563           -               -            10,931                -
   2.000                        49,004                 -           -           5,028                 -            4,616
   2.010                        12,307            43,522           -               -            12,197           20,273
   2.020                             -                 -           -               -                 -                -
   2.095                       205,919            29,735      12,387               -            74,786                -
   2.100                           246                 -           -               -                 -              268
   2.120                        12,994                 -           -               -                 -                -
   2.145                        23,517            59,993           -          28,771             7,782              604
   2.150                             -                 -           -               -                 -                -
   2.160                        40,858           124,142           -               -                 -                -
   2.170                             -                 -           -               -                 -                -
   2.200                             -                 -           -               -                 -                -
   2.260                       160,053           139,812           -               -            14,787           33,681
   2.270                             -                 -           -               -                 -                -


                        Putnam/JNL        S&P/JNL            S&P/JNL         S&P/JNL Core    S&P/JNL Core    S&P/JNL Core
                      Value Equity       Aggressive       Conservative        Index 100        Index 50        Index 75
                        Portfolio     Growth Portfolio  Growth Portfolio I    Portfolio       Portfolio       Portfolio
                      --------------  ----------------   --------------     -------------   -------------   -------------
M&E CLASS
   1.150               $ 1,051,206     $ 6,497,459        $ 12,944,250       $ 2,782,209     $ 442,114       $ 1,053,045
   1.250                         -               -                  -                  -             -                 -
   1.300                   653,238       1,796,684          7,549,591          2,555,030       130,328           881,230
   1.400                   411,490       2,102,354          2,543,139            871,790        41,183            94,378
   1.450                   520,300         261,510          1,007,235            160,084         2,414           172,542
   1.500                         -               -                  -                  -             -                 -
   1.545                    69,963          21,829            274,320              2,700             -            61,501
   1.560                         -               -                  -                  -             -                 -
   1.570                   158,210         111,976            593,532            992,191             -            18,156
   1.575                         -               -                  -                542             -                 -
   1.600                    44,815         453,489            951,746            162,627             -           393,195
   1.650                    67,333          68,549          1,375,934            110,297         9,086               405
   1.695                     7,709           9,261            231,810             25,436        14,375                 -
   1.700                    38,463         486,446          1,002,131             27,098        11,078                 -
   1.710                 1,018,922       3,494,014          9,389,259          2,677,840       357,301           186,818
   1.720                    65,205          81,036            756,070            218,060       122,229                 -
   1.725                         -               -                  -                  -             -                 -
   1.750                    46,466          22,325            532,548              6,348             -             6,035
   1.795                         -           6,420            148,440              3,373             -                 -
   1.800                   264,048         118,249            504,587            352,290             -             5,425
   1.820                     3,652         255,104            269,355             49,191             -                 -
   1.825                         -               -                  -                  -             -                 -
   1.845                    57,058         204,707            548,114            143,295       175,453           178,921
   1.850                         -               -                  -                  -             -                 -
   1.860                   837,112       2,207,514          5,248,721          1,093,093       284,475           398,125
   1.870                         -               -                  -                  -             -                 -
   1.900                   169,488          42,801            806,763             26,026        39,935             7,945
   1.950                         -               -                  -                  -             -                 -
   1.960                   349,431       1,530,845          3,548,565            643,613        79,618           887,170
   1.970                         -               -                  -                  -             -                 -
   1.995                    33,011           5,437            581,617             16,789        55,690                 -
   2.000                     4,269               -            131,471                  -             -                 -
   2.010                    24,274          30,909             38,200            138,266        60,509                 -
   2.020                         -               -                  -                  -             -                 -
   2.095                     4,311         111,861            105,281              8,303             -                 -
   2.100                         -               -             75,717                  -             -                 -
   2.120                    12,298               -                  -                  -             -                 -
   2.145                    85,018               -            199,881                  -             -                 -
   2.150                         -               -                  -                  -             -                 -
   2.160                    89,895          34,910            789,899             95,589             -            22,294
   2.170                         -               -                  -                  -             -                 -
   2.200                         -               -             71,473              4,443             -                 -
   2.260                   129,388          79,924            490,489            672,447       104,499            13,272
   2.270                         -               -                  -                  -             -                 -


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                          PPM America/      PPM America/   PPM America/                     Putnam/JNL        Putnam/JNL
                          JNL High Yield     JNL Money      JNL Value      Putnam/JNL       International       Midcap
                          Bond Portfolio  Market Portfolio  Portfolio     Equity Portfolio Equity Portfolio Growth Portfolio
                          -------------     ------------   ------------   --------------    -------------    -------------
M&E CLASS
   2.295                   $     13,189     $     14,033    $        -     $          -     $          85    $          -
   2.300                        274,844          694,045             -            3,908            33,589          34,530
   2.395                         78,486           37,887             -                -            46,785          53,348
   2.400                              -                -             -                -                 -               -
   2.450                         53,973          294,011             -                -               369           2,459
   2.550                         27,989           56,907             -                -            14,233          16,673
   2.600                              -                -             -                -                 -               -
   2.750                              -                -             -                -                 -               -
   2.850                              -                -             -                -                 -               -

PERSPECTIVE
 Standard Benefit           104,447,303       96,954,943       336,359      138,124,005        60,348,961      11,106,316
 Maximum Anniversary
    Value Benefit               277,661          160,441             -           47,426            45,513          25,956
 Earnings Protection
    Benefit                     164,688        1,767,548             -          135,656           137,147         148,204
 Combined Optional
    Benefits                     42,216           13,396             -            7,804            44,023           9,941
                          -------------     ------------   ------------   --------------    -------------    -------------

Total                      $117,270,222     $125,158,850    $  526,318     $139,925,062      $ 66,507,679    $ 13,388,777
                          =============     ============   ============   ==============     ============    =============


                          Putnam/JNL        S&P/JNL            S&P/JNL         S&P/JNL Core    S&P/JNL Core    S&P/JNL Core
                        Value Equity       Aggressive       Conservative        Index 100        Index 50        Index 75
                          Portfolio     Growth Portfolio  Growth Portfolio I    Portfolio       Portfolio       Portfolio
                        --------------  ----------------   --------------     -------------   -------------   -------------
M&E CLASS
   2.295                 $          -    $     21,841       $     70,026       $          -    $        -      $         -
   2.300                       38,361               -            286,966             17,751         6,614                -
   2.395                            -           4,299             55,296                  -             -                -
   2.400                            -               -                  -                  -             -                -
   2.450                        6,962         537,062            778,811                  -        10,532                -
   2.550                       17,054               -             48,341             38,517             -                -
   2.600                            -               -             68,053                  -             -                -
   2.750                            -               -                  -                  -             -                -
   2.850                            -               -                  -                  -             -                -

PERSPECTIVE
 Standard Benefit         181,325,250      71,361,345        161,402,713            276,410        20,225           79,288
 Maximum Anniversary
    Value Benefit             336,294          52,972            938,460                  -             -                -
 Earnings Protection
    Benefit                   307,734         334,691            957,718                  -             -                -
 Combined Optional
    Benefits                   45,976          53,437            264,704                  -             -                -
                        --------------  ----------------   --------------     -------------   -------------   -------------

Total                    $188,294,204    $ 92,401,260       $217,581,226       $ 14,171,648    $ 1,967,658     $ 4,459,745
                        ==============  ================   ==============     =============   =============   =============


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                                                                                                           Salomon
                      S&P/JNL Equity                              S&P/JNL              S&P/JNL            Brothers/
                        Aggressive        S&P/JNL Equity         Moderate          Very Aggressive        JNL Global
                    Growth Portfolio I  Growth Portfolio I  Growth Portfolio I    Growth Portfolio I    Bond Portfolio
                      ---------------     --------------      ----------------     -----------------    ---------------
M&E CLASS
   1.150               $ 1,441,225         $ 3,413,069         $ 21,082,143         $ 1,434,751          $ 1,327,432
   1.250                         -                   -                   -                    -                    -
   1.300                   635,242           1,675,125          10,473,558              641,652            1,116,911
   1.400                   514,603             850,217           7,377,190              151,430              640,691
   1.450                    87,125             311,971           1,361,245              254,052              271,494
   1.500                         -                   -                   -                    -                    -
   1.545                    45,740             520,436             318,888                9,940               21,699
   1.560                         -                   -                   -                    -                    -
   1.570                    32,150             158,797             618,052               21,718               14,620
   1.575                         -                   -                   -                    -                    -
   1.600                    16,063              76,980           1,552,818                3,800              155,091
   1.650                    53,382             240,232             556,982                9,269               98,461
   1.695                         -               9,453             497,193                    -                3,830
   1.700                     5,929             238,182           1,407,641              143,465               81,406
   1.710                 1,025,327           2,183,054          10,640,610              786,353            1,052,937
   1.720                     3,758             204,057             818,335               43,585               98,075
   1.725                         -                   -                   -                    -                    -
   1.750                         -              27,847             165,169                    -                7,604
   1.795                         -                   -              60,203                    -                    -
   1.800                    37,812               5,417             323,659                    -              120,362
   1.820                    26,218              64,321             166,485                1,913               19,899
   1.825                         -                   -                   -                    -                    -
   1.845                         -              12,237             936,430               29,373               44,260
   1.850                         -                   -                   -                    -                    -
   1.860                 1,134,562           1,543,620          14,970,961              110,348              420,964
   1.870                         -                   -                   -                    -                    -
   1.900                     5,549              89,137             746,911                    -               24,722
   1.950                         -                   -                   -                1,649               10,384
   1.960                   112,929             518,788           4,725,830              224,478              146,478
   1.970                         -                   -                   -                    -                    -
   1.995                         -              82,998             556,223                    -               93,703
   2.000                         -                   -              91,656                    -                    -
   2.010                         -                   -             196,903               11,355               16,256
   2.020                         -                   -                   -                    -                    -
   2.095                     5,102              40,198              95,332                    -               37,213
   2.100                         -              50,162              50,898                    -                  763
   2.120                         -                   -                   -                    -                    -
   2.145                         -              19,516             207,507                    -                5,933
   2.150                         -                   -                   -                    -                    -
   2.160                    29,619              31,379             269,817               12,309               51,025
   2.170                         -                   -                   -                    -                    -
   2.200                         -              36,600              66,705                    -                    -
   2.260                    21,765             144,395           1,079,942               13,519              100,558
   2.270                         -                   -                   -                    -                    -


                            Salomon
                         Brothers/JNL
                        U.S. Government        T. Rowe Price/      T. Rowe Price/        T. Rowe
                           & Quality          JNL Established     JNL Mid-Cap           Price/JNL
                        Bond Portfolio        Growth Portfolio    Growth Portfolio   Value Portfolio
                       ------------------    -----------------    ----------------   -------------------
M&E CLASS
   1.150                $ 7,173,000           $ 2,225,524          $ 2,552,123        $ 4,025,389
   1.250                          -                     -              108,133                  -
   1.300                  3,838,429             1,573,973            1,609,877          3,067,411
   1.400                  3,056,883             1,359,148              792,372          1,931,926
   1.450                  2,191,839               417,056              399,585            461,880
   1.500                          -                     -                    -                  -
   1.545                    268,181                50,416               64,676            122,136
   1.560                          -                 6,360                3,246              6,600
   1.570                    239,444               127,162               41,168             99,358
   1.575                          -                     -                    -                  -
   1.600                    719,006                72,036               42,181            625,111
   1.650                  1,175,933               113,150               84,371            143,908
   1.695                    135,323                 7,625               28,259             36,097
   1.700                    266,263                58,507               80,599            259,007
   1.710                  7,081,778             2,280,513            1,510,616          2,133,912
   1.720                    323,115                95,728               40,040            118,969
   1.725                          -                     -                    -                  -
   1.750                  1,238,754                12,699                3,938            138,136
   1.795                     28,790                     -               14,306             10,010
   1.800                    184,840                 4,542               58,405            163,598
   1.820                     99,270                   775               57,130            198,715
   1.825                          -                     -                    -                  -
   1.845                    442,362                72,037               36,889            291,884
   1.850                          -                     -                    -                  -
   1.860                  3,175,795               538,608            1,264,107          1,791,809
   1.870                          -                     -                    -                  -
   1.900                    518,804               170,969               59,788             97,696
   1.950                          -                     -                  528                532
   1.960                    799,328               486,032              755,526          1,173,547
   1.970                          -                     -                    -                  -
   1.995                    386,943                69,497                9,074             96,696
   2.000                    218,096                26,615               48,674             18,201
   2.010                    353,693                18,097               25,866             27,107
   2.020                          -                     -                    -                  -
   2.095                     95,355                84,492              101,266            120,944
   2.100                          -                     -                    -                660
   2.120                          -                 5,494                9,369                  -
   2.145                    512,358               105,918               54,809             67,601
   2.150                          -                     -                    -                  -
   2.160                    833,315                13,504               52,126             20,934
   2.170                          -                     -                    -                  -
   2.200                          -                     -                    -                  -
   2.260                    492,979               146,180              113,103            231,887
   2.270                          -                     -                    -                  -


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation unit values as of December 31, 2002: (continued)


                                                                                                           Salomon
                      S&P/JNL Equity                              S&P/JNL              S&P/JNL            Brothers/
                        Aggressive        S&P/JNL Equity         Moderate          Very Aggressive        JNL Global
                    Growth Portfolio I  Growth Portfolio I  Growth Portfolio I    Growth Portfolio I    Bond Portfolio
                      ---------------     --------------      ----------------     -----------------    ---------------
M&E CLASS
   2.295               $          -        $     98,527        $    158,987         $          -         $     14,827
   2.300                          -             165,970             624,802                    -               42,200
   2.395                     20,373                   -              68,476               55,594               16,031
   2.400                          -                   -                   -                    -                    -
   2.450                      6,166              18,964           1,089,634                8,561               61,538
   2.550                     23,668                   -              68,302                    -                2,111
   2.600                          -                   -                   -                    -                    -
   2.750                          -                   -                   -                    -                    -
   2.850                     98,456                   -                   -                    -                    -

PERSPECTIVE
 Standard Benefit        24,557,122          85,806,961         228,742,630           36,861,197           58,990,864
 Maximum Anniversary
    Value Benefit            23,005             126,343           1,157,422               14,747               67,733
 Earnings Protection
    Benefit                 138,190             574,755           1,421,039              208,018              123,793
 Combined Optional
    Benefits                      -              26,738           1,942,751                    -                8,243
                      ---------------     --------------      ----------------     -----------------    ---------------

Total                  $ 30,101,080        $ 99,366,446        $316,689,329         $ 41,053,076         $ 65,310,111
                      ===============     ==============      ================     =================    ===============



                            Salomon
                         Brothers/JNL
                        U.S. Government        T. Rowe Price/      T. Rowe Price/        T. Rowe
                           & Quality          JNL Established     JNL Mid-Cap           Price/JNL
                        Bond Portfolio        Growth Portfolio    Growth Portfolio   Value Portfolio
                       ------------------    -----------------    ----------------   -------------------
M&E CLASS
   2.295                $    58,435           $     12,030         $      2,904       $    12,804
   2.300                    639,955                 47,430               75,618            74,214
   2.395                     10,138                 27,781               34,690            25,669
   2.400                          -                      -                    -                 -
   2.450                    551,565                 37,030               25,242           178,034
   2.550                     49,027                 17,866               28,811            79,187
   2.600                          -                      -                    -                 -
   2.750                     23,007                      -                    -                 -
   2.850                          -                      -                    -                 -

PERSPECTIVE
 Standard Benefit       215,568,594            203,083,808          185,708,049        66,448,986
 Maximum Anniversary
    Value Benefit           686,012                322,916              565,759           292,168
 Earnings Protection
    Benefit                 718,941                361,240              340,773           470,599
 Combined Optional
    Benefits                168,587                 12,566               20,486            67,697
                       ------------------    -----------------    ----------------   -------------------

Total                   $254,324,137          $214,065,324         $196,824,482       $ 85,131,019
                       ==================    =================    ================   ===================

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS

The following is a summary for each of the five years in the period ended December 31, 2002 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                     AIM/                                    AIM/                                Alliance
                                JNL Large Cap         AIM/JNL            JNL Small Cap        Alger/JNL         Capital/JNL
                                   Growth         Premier Equity II         Growth             Growth              Growth
                                 Portfolio (c)      Portfolio (c)         Portfolio (c)       Portfolio         Portfolio (b)
                                 -------------    -----------------     ---------------    ----------------   --------------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                     $  7.935282       $  7.696877           $ 8.182448          $ 11.625507        $  7.309474
   Total Return *                       1.99%            -3.18%               -4.39%               -0.56%            -11.03%
   Ratio of Expenses **                 2.55%             2.55%                2.55%                2.55%              2.55%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                     $ 10.179667       $ 10.132618            10.882467          $ 10.172867        $ 10.078526
   Total Return *                       1.80%             1.33%                8.82%                1.73%              0.79%
   Ratio of Expenses **                 1.60%             1.50%                1.70%                1.70%              1.70%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                             n/a               n/a                  n/a          $ 22.361323         $ 7.961782
   Total Return *                         n/a               n/a                  n/a              -14.64%            -20.38%
   Ratio of Expenses **                   n/a               n/a                  n/a                1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                             n/a               n/a                  n/a          $ 26.196339                n/a
   Total Return *                         n/a               n/a                  n/a               31.94%                n/a
   Ratio of Expenses **                   n/a               n/a                  n/a               1.40%                 n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                             n/a               n/a                  n/a          $ 19.855359                n/a
   Total Return *                         n/a               n/a                  n/a               43.64%                n/a
   Ratio of Expenses **                   n/a               n/a                  n/a                1.40%                n/a
------------------------------------------------------------------------------------------------------------------------------------



                                                       Eagle/JNL        First Trust/JNL      First Trust/JNL      First Trust/JNL
                                   Eagle/JNL Core      SmallCap         Communications           Energy          Financial Sector
                                  Equity Portfolio  Equity Portfolio  Sector Portfolio (a)  Sector Portfolio (a)   Portfolio (a)
                                  ----------------  ----------------  --------------------  -----------------    -----------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                       $ 12.428983      $ 11.260062        $  4.572431           $  8.837502         $  7.851446
   Total Return *                       -20.41%           -3.06%            -46.46%                -5.04%             -15.42%
   Ratio of Expenses **                   2.55%            2.55%              1.60%                 1.60%               1.60%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                       $ 10.135060      $ 10.969787        $  8.540138           $  9.306743         $  9.283242
   Total Return *                         1.35%            9.70%            -14.60%                -6.93%              -7.17%
   Ratio of Expenses **                   1.70%            1.70%              1.60%                 1.60%               1.60%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                       $ 18.999703      $ 14.067072        $ 10.792021           $ 14.611337         $ 11.183746
   Total Return *                        -1.11%          -14.44%            -27.98%                43.27%              25.55%
   Ratio of Expenses **                   1.40%            1.40%              1.40%                 1.40%               1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                            21.83%           17.61%             49.85%                 1.99%             -10.92%
   Total Return *                         1.40%            1.40%              1.40%                 1.40%               1.40%
   Ratio of Expenses **

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                       $ 15.770360      $ 13.980398                n/a                   n/a                 n/a
   Total Return *                        14.92%           -0.16%                n/a                   n/a                 n/a
   Ratio of Expenses **                   1.40%            1.40%                n/a                   n/a                 n/a

------------------------------------------------------------------------------------------------------------------------------------


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date July 6, 1999.
(b)  Inception date May 1, 2000.
(c)  Inception date October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                         AIM/                                    AIM/                                Alliance
                                    JNL Large Cap         AIM/JNL            JNL Small Cap        Alger/JNL         Capital/JNL
                                       Growth         Premier Equity II         Growth             Growth              Growth
                                     Portfolio (c)      Portfolio (c)         Portfolio (c)       Portfolio         Portfolio (b)
                                     -------------      -------------         -------------       ---------         -------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                          $ 8.066239        $ 7.824266            $ 8.317290         $12.861002         $ 7.821585
   Total Return *                         -24.74%           -25.09%               -25.17%            -28.91%            -26.52%
   Ratio of Expenses **                     1.15%             1.15%                 1.15%              1.15%              1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                         $ 10.943639        $11.023327            $11.572006         $19.411734         $ 6.706400
   Total Return *                           9.44%            10.23%                15.72%            -13.19%            -15.77%
   Ratio of Expenses **                     1.40%             1.40%                 1.40%              1.40%              1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                                 n/a               n/a                   n/a         $22.361323         $ 7.961782
   Total Return *                             n/a               n/a                   n/a            -14.64%            -20.38%
   Ratio of Expenses **                       n/a               n/a                   n/a              1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                                 n/a               n/a                   n/a         $26.196339                n/a
   Total Return *                             n/a               n/a                   n/a             31.94%                n/a
   Ratio of Expenses **                       n/a               n/a                   n/a              1.40%                n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                                 n/a               n/a                   n/a         $19.855359                n/a
   Total Return *                             n/a               n/a                   n/a             43.64%                n/a
   Ratio of Expenses **                       n/a               n/a                   n/a              1.40%                n/a
------------------------------------------------------------------------------------------------------------------------------------

                                                       Eagle/JNL        First Trust/JNL       First Trust/JNL       First Trust/JNL
                                   Eagle/JNL Core      SmallCap         Communications            Energy           Financial Sector
                                  Equity Portfolio  Equity Portfolio  Sector Portfolio (a)   Sector Portfolio (a)    Portfolio (a)
                                  ----------------  ----------------  --------------------   -----------------     -----------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                        $13.560918       $12.297205        $ 2.999411              $10.207599            $ 8.265111
   Total Return *                       -17.84%          -22.60%           -46.35%                  -4.85%               -15.25%
   Ratio of Expenses **                   1.15%            1.15%             1.40%                   1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                        $16.887707       $15.391211        $ 5.590939              $10.728103            $ 9.752820
   Total Return *                       -11.12%            9.41%           -48.19%                 -26.58%               -12.79%
   Ratio of Expenses **                   1.40%            1.40%             1.40%                   1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                        $18.999703       $14.067072        $10.792021              $14.611337            $11.183746
   Total Return *                        -1.11%          -14.44%           -27.98%                  43.27%                25.55%
   Ratio of Expenses **                   1.40%            1.40%             1.40%                   1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                        $19.212807       $16.442055        $14.985024              $10.198555            $ 8.907599
   Total Return *                        21.83%           17.61%            49.85%                   1.99%               -10.92%
   Ratio of Expenses **                   1.40%            1.40%             1.40%                   1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                        $15.770360       $13.980398               n/a                     n/a                   n/a
   Total Return *                        14.92%           -0.16%               n/a                     n/a                   n/a
   Ratio of Expenses **                   1.40%            1.40%               n/a                     n/a                   n/a
------------------------------------------------------------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date July 6, 1999.
(b)  Inception date May 1, 2000.
(c)  Inception date October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                           AIM/                                    AIM/                                Alliance
                                      JNL Large Cap         AIM/JNL            JNL Small Cap        Alger/JNL         Capital/JNL
                                         Growth         Premier Equity II         Growth             Growth              Growth
                                       Portfolio (c)      Portfolio (c)         Portfolio (c)       Portfolio         Portfolio (b)
                                       -------------      -------------         -------------       ---------         -------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)              $ 6,522           $ 4,773               $ 12,081          $ 143,546           $ 25,761
   Units Outstanding (in thousands)           812               614                  1,459             11,267              5,111
   Investment Income Ratio *                0.00%             0.00%                  0.00%              0.00%              0.00%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)              $   457           $   821               $  1,812          $ 287,298           $ 31,784
   Units Outstanding (in thousands)            42                75                    157             14,810              4,723
   Investment Income Ratio *                0.00%             0.00%                  0.00%              0.00%              0.06%


PERIOD ENDED DECEMBER 31, 2000
  Net Assets (in thousands)                   n/a               n/a                    n/a          $ 360,827           $ 17,782
   Units Outstanding (in thousands)           n/a               n/a                    n/a             16,136              2,233
   Investment Income Ratio *                  n/a               n/a                    n/a              0.00%              0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)                  n/a               n/a                    n/a          $ 335,295                n/a
   Units Outstanding (in thousands)           n/a               n/a                    n/a             12,799                n/a
   Investment Income Ratio *                  n/a               n/a                    n/a              0.00%                n/a


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)                  n/a               n/a                    n/a          $ 152,985                n/a
   Units Outstanding (in thousands)           n/a               n/a                    n/a              7,705                n/a
   Investment Income Ratio *                  n/a               n/a                    n/a              0.00%                n/a
------------------------------------------------------------------------------------------------------------------------------------

                                                         Eagle/JNL   First Trust/JNL   First Trust/JNL   First Trust/JNL
                                        Eagle/JNL Core   SmallCap     Communications       Energy          Financial
                                            Equity        Equity         Sector            Sector            Sector
                                           Portfolio     Portfolio    Portfolio (a)     Portfolio (a)     Portfolio (a)
                                           ---------     ---------    -------------     -------------     -------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)               $ 55,566      $ 60,051       $ 6,113           $  7,405          $  14,179
   Units Outstanding (in thousands)           4,214         5,120         2,009                731              1,718
   Investment Income Ratio *                  0.72%         0.00%         0.00%              0.00%              0.00%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)               $ 73,384      $ 84,569      $ 10,464           $  7,469          $  15,911
   Units Outstanding (in thousands)           4,353         5,502         1,859                700              1,633
   Investment Income Ratio *                  0.49%         0.00%         0.00%              0.00%              0.00%


PERIOD ENDED DECEMBER 31, 2000
  Net Assets (in thousands)               $ 86,430      $ 67,664      $ 12,498            $ 5,227           $ 11,280
   Units Outstanding (in thousands)          4,549         4,810         1,158                358              1,009
   Investment Income Ratio *                 0.00%         0.00%         0.00%              0.00%              0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)              $ 60,606      $ 51,841      $  5,048            $   762           $  2,497
   Units Outstanding (in thousands)          3,154         3,153           337                 75                280
   Investment Income Ratio *                 0.00%         0.00%         0.00%              0.00%              0.00%


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)              $ 28,850      $ 31,799           n/a                n/a                n/a
   Units Outstanding (in thousands)          1,829         2,275           n/a                n/a                n/a
   Investment Income Ratio *                 0.00%         0.00%           n/a                n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.
(a)  Inception date July 6, 1999.
(b)  Inception date May 1, 2000.
(c)  Inception date October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            First Trust/JNL
                                  First Trust/JNL      First Trust/JNL      Pharmaceutical/     First Trust/JNL     First Trust/JNL
                                   Global Target       Leading Brands         Healthcare           Target 25        Target Small-Cap
                                  15 Portfolio (a)   Sector Portfolio (a)  Sector Portfolio (a)   Portfolio (a)      Portfolio (a)
                                  ----------------   --------------------  --------------------   -------------      -------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                        $ 6.843038        $  9.287579           $  6.804344           $  7.327916        $ 10.950660
   Total Return *                       -15.17%             -7.44%               -31.72%               -14.46%            -10.76%
   Ratio of Expenses **                   2.55%              1.60%                 1.60%                 2.55%              2.55%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                        $ 9.985637        $ 10.033840           $  9.966043           $ 10.106589        $  9.699679
   Total Return *                        -0.14%              0.34%                -0.34%                 1.07%             -3.00%
   Ratio of Expenses **                   1.60%              1.60%                 1.60%                 1.60%              1.60%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                        $ 8.559189        $ 10.096709           $ 13.318647           $  7.775739        $ 14.816995
   Total Return *                        -4.13%              6.47%                37.70%                -5.66%             20.52%
   Ratio of Expenses **                   1.40%              1.40%                 1.40%                 1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                        $ 8.927459         $ 9.483564            $ 9.672242           $  8.242260        $ 12.293877
   Total Return *                       -10.73%             -5.16%                -3.28%               -17.58%             22.94%
   Ratio of Expenses **                   1.40%              1.40%                 1.40%                 1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                               n/a                n/a                   n/a                   n/a                n/a
   Total Return *                           n/a                n/a                   n/a                   n/a                n/a
   Ratio of Expenses **                     n/a                n/a                   n/a                   n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------


                                     First Trust/JNL      First Trust/JNL     First Trust/JNL   First Trust/JNL        Janus/JNL
                                        Technology         The Dow Target     The Dow Target     The S&P Target       Aggressive
                                    Sector Portfolio (a)  10 Portfolio (a)    5 Portfolio (a)   10 Portfolio (a)    Growth Portfolio
                                    --------------------  ----------------    ---------------   ----------------    ----------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                            $ 5.639598          $ 7.355307        $ 7.930959          $ 7.053485        $ 16.386595
   Total Return *                           -38.20%              -8.82%           -13.40%             -21.32%             -1.72%
   Ratio of Expenses **                       1.60%               2.55%             1.60%               2.55%              2.45%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                            $ 9.125464          $ 9.429791        $ 9.157806          $ 8.347564        $ 10.223520
   Total Return *                            -8.75%              -5.70%            -8.42%             -16.52%              2.24%
   Ratio of Expenses **                       1.60%               1.60%             1.60%               1.60%              1.70%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                           $ 11.928024          $ 9.000115        $ 7.599463         $ 11.722368        $ 30.827345
   Total Return *                           -21.95%               3.82%            -1.76%               6.73%            -22.04%
   Ratio of Expenses **                       1.40%               1.40%             1.40%               1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                           $ 15.282937          $ 8.669269        $ 7.735808         $ 10.983059        $ 39.539999
   Total Return *                            52.83%             -13.31%           -22.64%               9.83%             91.73%
   Ratio of Expenses **                       1.40%               1.40%             1.40%               1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                                   n/a                 n/a               n/a                 n/a        $ 20.622858
   Total Return *                               n/a                 n/a               n/a                 n/a             55.47%
   Ratio of Expenses **                         n/a                 n/a               n/a                 n/a              1.40%
------------------------------------------------------------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date July 6, 1999.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                            First Trust/JNL
                                  First Trust/JNL      First Trust/JNL      Pharmaceutical/     First Trust/JNL     First Trust/JNL
                                   Global Target       Leading Brands         Healthcare           Target 25        Target Small-Cap
                                  15 Portfolio (a)   Sector Portfolio (a)  Sector Portfolio (a)   Portfolio (a)      Portfolio (a)
                                  ----------------   --------------------  --------------------   -------------      -------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                      $ 7.185739           $ 8.436548            $ 8.369873            $ 7.694899         $11.499123
   Total Return *                     -19.91%               -7.25%               -31.59%               -20.90%            -24.47%
   Ratio of Expenses **                 1.15%                1.40%                 1.40%                 1.15%              1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                      $ 8.381633           $ 9.096229            $12.234507            $ 8.758260         $14.040208
   Total Return *                      -2.07%               -9.91%                -8.14%                12.64%              1.40%
   Ratio of Expenses **                 1.40%                1.40%                 1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                      $ 8.559189           $10.096709            $13.318647            $ 7.775739         $14.816995
   Total Return *                      -4.13%                6.47%                37.70%                -5.66%             20.52%
   Ratio of Expenses **                 1.40%                1.40%                 1.40%                 1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                      $ 8.927459           $ 9.483564            $ 9.672242            $ 8.242260         $12.293877
   Total Return *                     -10.73%               -5.16%                -3.28%               -17.58%             22.94%
   Ratio of Expenses **                 1.40%                1.40%                 1.40%                 1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                             n/a                  n/a                   n/a                   n/a                n/a
   Total Return *                         n/a                  n/a                   n/a                   n/a                n/a
   Ratio of Expenses **                   n/a                  n/a                   n/a                   n/a                n/a
------------------------------------------------------------------------------------------------------------------------------------



                                     First Trust/JNL      First Trust/JNL     First Trust/JNL   First Trust/JNL        Janus/JNL
                                        Technology         The Dow Target     The Dow Target     The S&P Target       Aggressive
                                    Sector Portfolio (a)  10 Portfolio (a)    5 Portfolio (a)   10 Portfolio (a)    Growth Portfolio
                                    --------------------  ----------------    ---------------   ----------------    ----------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                            $ 4.018247         $ 7.723705          $ 6.284536        $ 7.406712          $ 18.096612
   Total Return *                           -38.08%             -8.74%             -13.22%           -24.46%              -26.42%
   Ratio of Expenses **                       1.40%              1.15%               1.40%             1.15%                1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                            $ 6.488951         $ 8.613528          $ 7.242198        $ 9.086538          $ 21.212177
   Total Return *                           -45.60%             -4.30%              -4.70%           -22.49%              -31.19%
   Ratio of Expenses **                       1.40%              1.40%               1.40%             1.40%                1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                           $ 11.928024         $ 9.000115          $ 7.599463       $ 11.722368          $ 30.827345
   Total Return *                           -21.95%              3.82%              -1.76%             6.73%              -22.04%
   Ratio of Expenses **                       1.40%              1.40%               1.40%             1.40%                1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                           $ 15.282937         $ 8.669269          $ 7.735808       $ 10.983059          $ 39.539999
   Total Return *                            52.83%            -13.31%             -22.64%             9.83%               91.73%
   Ratio of Expenses **                       1.40%              1.40%               1.40%             1.40%                1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                                   n/a                n/a                 n/a               n/a          $ 20.622858
   Total Return *                               n/a                n/a                 n/a               n/a               55.47%
   Ratio of Expenses **                         n/a                n/a                 n/a               n/a                1.40%
------------------------------------------------------------------------------------------------------------------------------------


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date July 6, 1999.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                              First Trust/JNL
                                     First Trust/JNL      First Trust/JNL      Pharmaceutical/     First Trust/JNL  First Trust/JNL
                                      Global Target       Leading Brands         Healthcare           Target 25     Target Small-Cap
                                     15 Portfolio (a)   Sector Portfolio (a)  Sector Portfolio (a)   Portfolio (a)   Portfolio (a)
                                     ----------------   --------------------  --------------------   -------------   -------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)           $ 30,518           $ 9,465               $ 18,282                $ 37,494       $ 38,586
   Units Outstanding (in thousands)       4,289             1,118                  2,205                   4,921          3,428
   Investment Income Ratio *              0.00%             0.00%                  0.00%                   0.00%          0.00%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)            $ 8,075           $ 8,009               $ 24,492                 $ 8,406       $ 14,445
   Units Outstanding (in thousands)         960               879                  2,013                     956          1,043
   Investment Income Ratio *              0.00%             0.00%                  0.00%                   0.00%          0.00%


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)            $ 5,039           $ 4,302               $ 17,462                 $ 3,569        $ 7,728
   Units Outstanding (in thousands)         589               426                  1,311                     459            522
   Investment Income Ratio *              0.00%             0.00%                  0.00%                   0.00%          0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)            $ 2,034           $ 1,672                $ 4,046                 $ 1,856        $ 2,101
   Units Outstanding (in thousands)         228               176                    418                     225            171
   Investment Income Ratio *              0.00%             0.00%                  0.00%                   0.00%          0.00%


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)                n/a               n/a                    n/a                     n/a            n/a
   Units Outstanding (in thousands)         n/a               n/a                    n/a                     n/a            n/a
   Investment Income Ratio *                n/a               n/a                    n/a                     n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------


                                     First Trust/JNL      First Trust/JNL     First Trust/JNL   First Trust/JNL        Janus/JNL
                                        Technology         The Dow Target     The Dow Target     The S&P Target       Aggressive
                                    Sector Portfolio (a)  10 Portfolio (a)    5 Portfolio (a)   10 Portfolio (a)    Growth Portfolio
                                    --------------------  ----------------    ---------------   ----------------    ----------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)            $ 14,504            $ 80,796             $ 8,047            $ 41,227          $ 168,571
   Units Outstanding (in thousands)        3,570              10,562               1,265               5,639             11,456
   Investment Income Ratio *               0.00%               0.00%               0.00%               0.00%              0.00%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)            $ 20,046            $ 36,897             $ 6,910            $ 20,184          $ 334,493
   Units Outstanding (in thousands)        3,068               4,280                 949               2,225             15,788
   Investment Income Ratio *               0.00%               0.00%               0.00%               0.00%              0.05%


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)            $ 20,077            $ 21,063             $ 5,040            $ 18,967          $ 541,957
   Units Outstanding (in thousands)        1,683               2,340                 663               1,618             17,580
   Investment Income Ratio *               0.00%               0.00%               0.00%               0.00%              0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)            $  7,833             $ 7,786             $ 3,851             $ 9,190          $ 529,828
   Units Outstanding (in thousands)          513                 898                 498                 837             13,400
   Investment Income Ratio *               0.00%               0.00%               0.00%               0.00%              0.00%


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)                 n/a                 n/a                 n/a                 n/a          $ 141,046
   Units Outstanding (in thousands)          n/a                 n/a                 n/a                 n/a              6,839
   Investment Income Ratio *                 n/a                 n/a                 n/a                 n/a              0.00%
------------------------------------------------------------------------------------------------------------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.
(a)  Inception date July 6, 1999.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               JPMorgan/JNL
                                        Janus/JNL        Janus/JNL          Janus/JNL            Enhanced           JPMorgan/JNL
                                        Balanced          Capital            Global           S&P 500 Stock        International
                                      Portfolio (a)   Growth Portfolio  Equities Portfolio  Index Portfolio (d)  Value Portfolio (d)
                                      -------------   ----------------  ------------------  -------------------   ------------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                          $ 8.175679      $ 12.363416        $ 14.124415           $ 5.716209          $ 6.003411
   Total Return *                          -8.63%           -1.48%            -28.13%               -0.63%               0.41%
   Ratio of Expenses **                     2.55%            2.55%              1.40%                2.55%              2.395%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                          $ 9.940104      $ 10.149811        $ 19.652291                  n/a                 n/a
   Total Return *                          -0.60%            1.50%            -24.58%                  n/a                 n/a
   Ratio of Expenses **                     1.70%            1.70%              1.40%                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                          $ 9.768824      $ 25.523710        $ 26.055594                  n/a                 n/a
   Total Return *                          -2.31%          -35.64%            -19.41%                  n/a                 n/a
   Ratio of Expenses **                     1.40%            1.40%              1.40%                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                                 n/a      $ 39.660324        $ 32.333028                  n/a                 n/a
   Total Return *                             n/a          121.08%             62.29%                  n/a                 n/a
   Ratio of Expenses **                       n/a            1.40%              1.40%                  n/a                 n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                                 n/a      $ 17.939602        $ 19.923187                  n/a                 n/a
   Total Return *                             n/a           33.28%             25.10%                  n/a                 n/a
   Ratio of Expenses **                       n/a            1.40%              1.40%                  n/a                 n/a
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Mellon Capital
                                                                              Mellon Capital   Mellon Capital       Management/JNL
                                      Lazard/JNL          Lazard/JNL         Management/JNL   Management/JNL        S&P 400 Mid Cap
                                        Mid Cap            Small Cap           Bond Index      International           Index
                                  Value Portfolio (b)  Value Portfolio (b)   Portfolio (c)   Index Portfolio (c)     Portfolio (c)
                                  -------------------  -------------------   -------------   -------------------   -----------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                         $ 10.434434        $  8.887344         $ 10.593579        $ 8.431609           $ 8.398081
   Total Return *                          -7.39%            -10.10%               4.62%           -16.41%              -12.81%
   Ratio of Expenses **                     2.55%              2.55%               2.55%             2.55%                2.55%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                         $ 10.591267        $ 10.735826                 n/a               n/a                  n/a
   Total Return *                           5.91%              7.36%                 n/a               n/a                  n/a
   Ratio of Expenses **                     1.70%              1.60%                 n/a               n/a                  n/a

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                                 n/a                n/a                 n/a               n/a                  n/a
   Total Return *                             n/a                n/a                 n/a               n/a                  n/a
   Ratio of Expenses **                       n/a                n/a                 n/a               n/a                  n/a

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                                 n/a                n/a                 n/a               n/a                  n/a
   Total Return *                             n/a                n/a                 n/a               n/a                  n/a
   Ratio of Expenses **                       n/a                n/a                 n/a               n/a                  n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                                 n/a                n/a                 n/a               n/a                  n/a
   Total Return *                             n/a                n/a                 n/a               n/a                  n/a
   Ratio of Expenses **                       n/a                n/a                 n/a               n/a                  n/a
------------------------------------------------------------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date May 1, 2000.
(b)  Inception date October 29, 2001.
(c)  Inception date January 15, 2002.
(d)  Inception date September 30, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               JPMorgan/JNL
                                        Janus/JNL        Janus/JNL          Janus/JNL            Enhanced           JPMorgan/JNL
                                        Balanced          Capital            Global           S&P 500 Stock        International
                                      Portfolio (a)   Growth Portfolio  Equities Portfolio  Index Portfolio (d)  Value Portfolio (d)
                                      -------------   ----------------  ------------------  -------------------   ------------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                          $ 8.480604      $ 13.758252        $ 14.124415         $ 6.014019            $ 6.376038
   Total Return *                          -5.65%          -22.79%            -28.13%            -20.27%                 0.86%
   Ratio of Expenses **                     1.15%            1.15%              1.40%              1.15%                 1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                          $ 9.199663      $ 15.051709        $ 19.652291                n/a                   n/a
   Total Return *                          -5.83%          -41.03%            -24.58%                n/a                   n/a
   Ratio of Expenses **                     1.40%            1.40%              1.40%                n/a                   n/a

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                          $ 9.768824      $ 25.523710        $ 26.055594                n/a                   n/a
   Total Return *                          -2.31%          -35.64%            -19.41%                n/a                   n/a
   Ratio of Expenses **                     1.40%            1.40%              1.40%                n/a                   n/a

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                                 n/a      $ 39.660324        $ 32.333028                n/a                   n/a
   Total Return *                             n/a          121.08%             62.29%                n/a                   n/a
   Ratio of Expenses **                       n/a            1.40%              1.40%                n/a                   n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                                 n/a      $ 17.939602        $ 19.923187                n/a                   n/a
   Total Return *                             n/a           33.28%             25.10%                n/a                   n/a
   Ratio of Expenses **                       n/a            1.40%              1.40%                n/a                   n/a

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Mellon Capital
                                                                             Mellon Capital   Mellon Capital       Management/JNL
                                      Lazard/JNL          Lazard/JNL         Management/JNL   Management/JNL        S&P 400 Mid Cap
                                        Mid Cap            Small Cap           Bond Index      International           Index
                                  Value Portfolio (b)  Value Portfolio (b)   Portfolio (c)   Index Portfolio (c)     Portfolio (c)
                                  -------------------  -------------------   -------------   -------------------   -----------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                      $ 11.165350           $  9.509779           $ 10.735815     $ 8.543937             $ 8.510876
   Total Return *                      -15.82%               -18.23%                 7.85%        -12.50%                -15.35%
   Ratio of Expenses **                  1.15%                 1.15%                 1.15%          1.15%                  1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                      $ 11.201260           $ 11.428479                   n/a            n/a                    n/a
   Total Return *                       12.01%                14.28%                   n/a            n/a                    n/a
   Ratio of Expenses **                  1.40%                 1.40%                   n/a            n/a                    n/a

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                              n/a                   n/a                   n/a            n/a                    n/a
   Total Return *                          n/a                   n/a                   n/a            n/a                    n/a
   Ratio of Expenses **                    n/a                   n/a                   n/a            n/a                    n/a

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                              n/a                   n/a                   n/a            n/a                    n/a
   Total Return *                          n/a                   n/a                   n/a            n/a                    n/a
   Ratio of Expenses **                    n/a                   n/a                   n/a            n/a                    n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                              n/a                   n/a                   n/a            n/a                    n/a
   Total Return *                          n/a                   n/a                   n/a            n/a                    n/a
   Ratio of Expenses **                    n/a                   n/a                   n/a            n/a                    n/a
------------------------------------------------------------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date May 1, 2000.
(b)  Inception date October 29, 2001.
(c)  Inception date January 15, 2002.
(d)  Inception date September 30, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               JPMorgan/JNL
                                        Janus/JNL        Janus/JNL          Janus/JNL            Enhanced          JPMorgan/JNL
                                        Balanced          Capital            Global           S&P 500 Stock       International
                                      Portfolio (a)   Growth Portfolio  Equities Portfolio  Index Portfolio (d)  Value Portfolio (d)
                                      -------------   ----------------  ------------------  -------------------  -------------------

PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)           $ 57,817        $ 121,683            $ 174,428             $ 6,939          $    438
   Units Outstanding (in thousands)       6,823           11,559               12,349               1,108                56
   Investment Income Ratio *              2.26%            0.00%                0.69%               0.10%             3.79%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)           $ 55,450        $ 239,280            $ 330,638                 n/a               n/a
   Units Outstanding (in thousands)       6,024           15,905               16,824                 n/a               n/a
   Investment Income Ratio *              2.86%            0.00%                1.46%                 n/a               n/a


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)           $ 23,964        $ 444,916            $ 527,597                 n/a               n/a
   Units Outstanding (in thousands)       2,453           17,431               20,249                 n/a               n/a
   Investment Income Ratio *              0.00%            0.00%                0.00%                 n/a               n/a


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)                n/a        $ 477,834            $ 512,998                 n/a               n/a
   Units Outstanding (in thousands)         n/a           12,048               15,866                 n/a               n/a
   Investment Income Ratio *                n/a            0.00%                0.00%                 n/a               n/a


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)                n/a        $ 104,945            $ 223,980                 n/a               n/a
   Units Outstanding (in thousands)         n/a            5,850               11,242                 n/a               n/a
   Investment Income Ratio *                n/a            0.00%                0.00%                 n/a               n/a
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Mellon Capital
                                                                              Mellon Capital   Mellon Capital       Management/JNL
                                      Lazard/JNL          Lazard/JNL         Management/JNL   Management/JNL        S&P 400 Mid Cap
                                        Mid Cap            Small Cap           Bond Index      International           Index
                                  Value Portfolio (b)  Value Portfolio (b)   Portfolio (c)   Index Portfolio (c)     Portfolio (c)
                                  -------------------  -------------------   -------------   -------------------   -----------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)           $ 29,045           $ 28,814            $ 12,446          $ 8,582               $ 11,541
   Units Outstanding (in thousands)       2,917              3,091               1,168            1,002                  1,341
   Investment Income Ratio *              0.47%              0.00%               8.39%            6.09%                  1.59%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)           $  1,210           $  1,848                 n/a              n/a                    n/a
   Units Outstanding (in thousands)         108                162                 n/a              n/a                    n/a
   Investment Income Ratio *              0.93%              0.22%                 n/a              n/a                    n/a


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)                n/a                n/a                 n/a              n/a                    n/a
   Units Outstanding (in thousands)         n/a                n/a                 n/a              n/a                    n/a
   Investment Income Ratio *                n/a                n/a                 n/a              n/a                    n/a


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)                n/a                n/a                 n/a              n/a                    n/a
   Units Outstanding (in thousands)         n/a                n/a                 n/a              n/a                    n/a
   Investment Income Ratio *                n/a                n/a                 n/a              n/a                    n/a


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)                n/a                n/a                 n/a              n/a                    n/a
   Units Outstanding (in thousands)         n/a                n/a                 n/a              n/a                    n/a
   Investment Income Ratio *                n/a                n/a                 n/a              n/a                    n/a
------------------------------------------------------------------------------------------------------------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.
(a)  Inception date May 1, 2000.
(b)  Inception date October 29, 2001.
(c)  Inception date January 15, 2002.
(d)  Inception date September 30, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                 Mellon Capital         Mellon Capital
                                  Management/JNL        Management/JNL     Oppenheimer/JNL                             PIMCO/JNL
                                    S&P 500                Small Cap        Global Growth       Oppenheimer/JNL       Total Return
                                Index Portfolio (c)   Index Portfolio (c)   Portfolio (a)     Growth Portfolio (a) Bond Portfolio(b)
                                -------------------   -------------------   -------------     --------------------   ---------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                      $ 7.601826           $ 7.827609            $  6.900125       $  6.743170            $ 12.295342
   Total Return *                     -11.94%              -17.20%                -13.58%            -1.43%                  3.95%
   Ratio of Expenses **                 2.55%                2.55%                  2.55%             2.55%                  2.75%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                             n/a                  n/a            $ 10.059130       $ 10.173866             $ 9.999267
   Total Return *                         n/a                  n/a                  0.59%             1.74%                 -0.01%
   Ratio of Expenses **                   n/a                  n/a                  1.70%             1.70%                  1.70%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                             n/a                  n/a                    n/a               n/a                    n/a
   Total Return *                         n/a                  n/a                    n/a               n/a                    n/a
   Ratio of Expenses **                   n/a                  n/a                    n/a               n/a                    n/a

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                             n/a                  n/a                    n/a               n/a                    n/a
   Total Return *                         n/a                  n/a                    n/a               n/a                    n/a
   Ratio of Expenses **                   n/a                  n/a                    n/a               n/a                    n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                             n/a                  n/a                    n/a               n/a                    n/a
   Total Return *                         n/a                  n/a                    n/a               n/a                    n/a
   Ratio of Expenses **                   n/a                  n/a                    n/a               n/a                    n/a
------------------------------------------------------------------------------------------------------------------------------------

                                      PPM America/    PPM America/      PPM America/      PPM America/
                                      JNL Balanced   JNL High Yield      JNL Money         JNL Value          Putnam/JNL
                                       Portfolio     Bond Portfolio    Market Portfolio   Portfolio (d)     Equity Portfolio
                                       ---------     --------------    ----------------   -------------     ----------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                         $ 15.848370       $ 12.141023       $ 11.380553        $ 10.912224      $ 13.480564
   Total Return *                          -7.73%            -1.44%            -1.06%             -2.83%          -16.32%
   Ratio of Expenses **                     2.75%             2.55%             2.55%             2.095%            2.30%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                         $ 10.179363       $  9.978449       $  9.996379                n/a      $  9.302424
   Total Return *                           1.79%            -0.22%            -0.04%                n/a           -6.98%
   Ratio of Expenses **                     1.70%             1.70%             1.70%                n/a            1.60%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                         $ 15.050615       $ 12.116816       $ 11.981511                n/a      $ 21.843635
   Total Return *                           6.75%            -6.93%             4.39%                n/a          -18.98%
   Ratio of Expenses **                     1.40%             1.40%             1.40%                n/a            1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                         $ 14.098638       $ 13.018395       $ 11.478156                n/a      $ 26.962051
   Total Return *                          -1.49%            -0.32%             3.21%                n/a           27.61%
   Ratio of Expenses **                     1.40%             1.40%             1.40%                n/a            1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                         $ 14.312344       $ 13.059903       $ 11.120886                n/a      $ 21.128997
   Total Return *                           8.53%             2.39%             3.53%                n/a           33.05%
   Ratio of Expenses **                     1.40%             1.40%             1.40%                n/a            1.40%
------------------------------------------------------------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date May 1, 2001.
(b)  Inception date October 29, 2001.
(c)  Inception date January 15, 2002.
(d)  Inception date September 30, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                  Mellon Capital        Mellon Capital
                                  Management/JNL        Management/JNL     Oppenheimer/JNL                             PIMCO/JNL
                                     S&P 500               Small Cap        Global Growth       Oppenheimer/JNL       Total Return
                                Index Portfolio (c)   Index Portfolio (c)   Portfolio (a)     Growth Portfolio (a) Bond Portfolio(b)
                                -------------------   -------------------   -------------     --------------------   ---------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                      $ 7.704551            $ 7.933415          $ 7.062724           $ 6.902335           $ 13.284507
   Total Return *                     -21.66%               -20.14%             -20.66%              -23.39%                 6.02%
   Ratio of Expenses **                 1.15%                 1.15%               1.15%                1.15%                 1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                             n/a                   n/a          $ 9.183699           $ 9.330717           $  9.853514
   Total Return *                         n/a                   n/a              -8.16%               -6.69%                -1.46%
   Ratio of Expenses **                   n/a                   n/a               1.40%                1.40%                 1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                             n/a                   n/a                 n/a                  n/a                   n/a
   Total Return *                         n/a                   n/a                 n/a                  n/a                   n/a
   Ratio of Expenses **                   n/a                   n/a                 n/a                  n/a                   n/a

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                             n/a                   n/a                 n/a                  n/a                   n/a
   Total Return *                         n/a                   n/a                 n/a                  n/a                   n/a
   Ratio of Expenses **                   n/a                   n/a                 n/a                  n/a                   n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                             n/a                   n/a                 n/a                  n/a                   n/a
   Total Return *                         n/a                   n/a                 n/a                  n/a                   n/a
   Ratio of Expenses **                   n/a                   n/a                 n/a                  n/a                   n/a
------------------------------------------------------------------------------------------------------------------------------------

                                      PPM America/    PPM America/      PPM America/      PPM America/
                                      JNL Balanced   JNL High Yield      JNL Money         JNL Value          Putnam/JNL
                                       Portfolio     Bond Portfolio    Market Portfolio   Portfolio (d)     Equity Portfolio
                                       ---------     --------------    ----------------   -------------     ----------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                         $ 17.907821      $ 13.502664        $ 12.655683      $ 10.938551        $ 14.714245
   Total Return *                          -3.89%            1.74%             -0.09%            0.19%            -21.91%
   Ratio of Expenses **                     1.15%            1.15%              1.15%            1.15%              1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                         $ 16.406881      $ 12.623859        $ 12.219546              n/a        $ 16.150439
   Total Return *                           9.01%            4.18%              1.99%              n/a            -26.06%
   Ratio of Expenses **                     1.40%            1.40%              1.40%              n/a              1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                         $ 15.050615      $ 12.116816        $ 11.981511              n/a        $ 21.843635
   Total Return *                           6.75%           -6.93%              4.39%              n/a            -18.98%
   Ratio of Expenses **                     1.40%            1.40%              1.40%              n/a              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                         $ 14.098638      $ 13.018395        $ 11.478156              n/a        $ 26.962051
   Total Return *                          -1.49%           -0.32%              3.21%              n/a             27.61%
   Ratio of Expenses **                     1.40%            1.40%              1.40%              n/a              1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                         $ 14.312344      $ 13.059903        $ 11.120886              n/a        $ 21.128997
   Total Return *                           8.53%            2.39%              3.53%              n/a             33.05%
   Ratio of Expenses **                     1.40%            1.40%              1.40%              n/a              1.40%
------------------------------------------------------------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date May 1, 2001.
(b)  Inception date October 29, 2001.
(c)  Inception date January 15, 2002.
(d)  Inception date September 30, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                  Mellon Capital        Mellon Capital
                                  Management/JNL        Management/JNL     Oppenheimer/JNL                             PIMCO/JNL
                                     S&P 500               Small Cap        Global Growth       Oppenheimer/JNL       Total Return
                                Index Portfolio (c)   Index Portfolio (c)   Portfolio (a)     Growth Portfolio (a) Bond Portfolio(b)
                                -------------------   -------------------   -------------     --------------------   ---------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)          $ 21,548            $ 9,632             $ 23,910             $ 6,557             $ 110,041
   Units Outstanding (in thousands)      2,716              1,200                3,398                 953                9,590
   Investment Income Ratio *             0.00%              2.62%                0.00%               0.00%                0.03%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)               n/a                n/a             $  8,175             $ 3,841              $ 8,396
   Units Outstanding (in thousands)        n/a                n/a                  888                 411                  852
   Investment Income Ratio *               n/a                n/a                0.00%               0.24%                3.48%


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)               n/a                n/a                  n/a                 n/a                  n/a
   Units Outstanding (in thousands)        n/a                n/a                  n/a                 n/a                  n/a
   Investment Income Ratio *               n/a                n/a                  n/a                 n/a                  n/a


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)               n/a                n/a                  n/a                 n/a                  n/a
   Units Outstanding (in thousands)        n/a                n/a                  n/a                 n/a                  n/a
   Investment Income Ratio *               n/a                n/a                  n/a                 n/a                  n/a


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)               n/a                n/a                  n/a                 n/a                  n/a
   Units Outstanding (in thousands)        n/a                n/a                  n/a                 n/a                  n/a
   Investment Income Ratio *               n/a                n/a                  n/a                 n/a                  n/a
------------------------------------------------------------------------------------------------------------------------------------

                                      PPM America/    PPM America/      PPM America/      PPM America/
                                      JNL Balanced   JNL High Yield      JNL Money         JNL Value          Putnam/JNL
                                       Portfolio     Bond Portfolio    Market Portfolio   Portfolio (d)     Equity Portfolio
                                       ---------     --------------    ----------------   -------------     ----------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)            $ 198,403      $ 117,270         $ 125,159           $  526            $ 139,925
   Units Outstanding (in thousands)        12,448          9,210            10,296               48               11,566
   Investment Income Ratio *                2.94%          7.89%             1.06%            0.00%                0.00%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)            $ 196,863      $ 124,815         $ 142,100              n/a            $ 246,486
   Units Outstanding (in thousands)        12,007          9,895            11,642              n/a               15,273
   Investment Income Ratio *                3.37%          8.58%             3.28%              n/a                0.00%


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)            $ 150,992      $ 110,480         $ 102,033              n/a            $ 366,467
   Units Outstanding (in thousands)        10,032          9,118             8,517              n/a               16,777
   Investment Income Ratio *                0.00%          0.00%             0.00%              n/a                0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)            $ 140,146      $ 125,926         $ 131,898              n/a            $ 378,987
   Units Outstanding (in thousands)         9,940          9,673            11,491              n/a               14,056
   Investment Income Ratio *                0.00%          0.00%             0.00%              n/a                0.00%


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)            $  94,092      $  95,999         $  52,423              n/a            $ 176,397
   Units Outstanding (in thousands)         6,574          7,351             4,714              n/a                8,349
   Investment Income Ratio *                0.00%          0.00%             0.00%              n/a                0.00%
------------------------------------------------------------------------------------------------------------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.
(a)  Inception date May 1, 2001.
(b)  Inception date October 29, 2001.
(c)  Inception date January 15, 2002.
(d)  Inception date September 30, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                             S&P/JNL          S&P/JNL
                                       Putnam/JNL        Putnam/JNL      Putnam/JNL        Aggressive      Conservative
                                     International      Midcap Growth   Value Equity         Growth          Growth
                                     Equity Portfolio   Portfolio (e)    Portfolio      Portfolio I (a)  Portfolio I (b)
                                     ----------------   -------------    ---------      ---------------  ---------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                         $  8.492644       $  4.773797     $13.661166        $  8.688297      $ 9.493182
   Total Return *                           5.08%            -8.41%         -7.36%            -18.57%          -4.64%
   Ratio of Expenses **                     2.55%             2.55%          2.55%              2.45%           2.60%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                         $ 10.185585       $ 10.535055     $10.170710        $ 10.098331     $ 10.080578
   Total Return *                           1.86%             5.35%          1.71%              0.98%           0.81%
   Ratio of Expenses **                     1.70%             1.70%          1.70%              1.70%           1.70%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                         $ 14.873269        $ 9.809143     $17.799644        $ 12.848558     $ 11.848978
   Total Return *                         -15.18%            -1.91%          5.48%            -10.63%          -2.99%
   Ratio of Expenses **                     1.40%             1.40%          1.40%              1.40%           1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                         $ 17.534079               n/a     $16.874739        $ 14.376336     $ 12.214283
   Total Return *                          30.27%               n/a         -2.42%             33.50%          17.86%
   Ratio of Expenses **                     1.40%               n/a          1.40%              1.40%           1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                         $ 13.459590               n/a     $17.292387        $ 10.769142     $ 10.363717
   Total Return *                          12.75%               n/a         10.92%              7.69%           3.64%
   Ratio of Expenses **                     1.40%               n/a          1.40%              1.40%           1.40%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 S&P/JNL Equity
                                  S&P/JNL Core    S&P/JNL Core   S&P/JNL Core     Aggressive       S&P/JNL Equity
                                    Index 100       Index 50       Index 75         Growth            Growth
                                  Portfolio (f)   Portfolio (f)  Portfolio (f)   Portfolio I (d)   Portfolio I (c)
                                  -------------   -------------  -------------   ---------------   ---------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                       $ 8.450795     $ 7.657951     $ 8.073167       $ 7.665325        $ 7.661773
   Total Return *                        0.66%        -20.61%        -16.45%            3.02%           -20.01%
   Ratio of Expenses **                  2.55%          2.45%          2.26%            2.85%             2.45%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                              n/a            n/a            n/a       $ 9.830499        $ 9.819213
   Total Return *                          n/a            n/a            n/a           -1.70%            -1.81%
   Ratio of Expenses **                    n/a            n/a            n/a            1.60%             1.60%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                              n/a            n/a            n/a      $ 12.748314       $ 12.605045
   Total Return *                          n/a            n/a            n/a          -16.38%           -15.25%
   Ratio of Expenses **                    n/a            n/a            n/a            1.40%             1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                              n/a            n/a            n/a      $ 15.244975       $ 14.872935
   Total Return *                          n/a            n/a            n/a           43.23%            41.20%
   Ratio of Expenses **                    n/a            n/a            n/a            1.40%             1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                              n/a            n/a            n/a      $ 10.643333       $ 10.533562
   Total Return *                          n/a            n/a            n/a            6.43%             5.34%
   Ratio of Expenses **                    n/a            n/a            n/a            1.40%             1.40%
------------------------------------------------------------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date April 8, 1998.
(b)  Inception date April 9, 1998.
(c)  Inception date April 13, 1998.
(d)  Inception date April 15, 1998.
(e)  Inception date May 1, 2000.
(f)  Inception date October 29, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                             S&P/JNL          S&P/JNL
                                       Putnam/JNL        Putnam/JNL      Putnam/JNL        Aggressive      Conservative
                                     International      Midcap Growth   Value Equity         Growth          Growth
                                     Equity Portfolio   Portfolio (e)    Portfolio      Portfolio I (a)  Portfolio I (b)
                                     ----------------   -------------    ---------      ---------------  ---------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                          $ 9.450867         $ 4.954798     $15.204304       $ 9.239838       $ 10.167376
   Total Return *                         -22.02%            -27.46%        -18.87%          -18.27%            -7.60%
   Ratio of Expenses **                     1.15%              1.15%          1.15%            1.15%             1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                         $ 11.690454         $ 7.063306     $16.439324      $ 11.328490       $ 11.132321
   Total Return *                         -21.40%            -27.99%         -7.64%          -11.83%            -6.05%
   Ratio of Expenses **                     1.40%              1.40%          1.40%            1.40%             1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                         $ 14.873269         $ 9.809143     $17.799644      $ 12.848558       $ 11.848978
   Total Return *                         -15.18%             -1.91%          5.48%          -10.63%            -2.99%
   Ratio of Expenses **                     1.40%              1.40%          1.40%            1.40%             1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                         $ 17.534079                n/a     $16.874739      $ 14.376336       $ 12.214283
   Total Return *                          30.27%                n/a         -2.42%           33.50%            17.86%
   Ratio of Expenses **                     1.40%                n/a          1.40%            1.40%             1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                         $ 13.459590                n/a     $17.292387      $ 10.769142       $ 10.363717
   Total Return *                          12.75%                n/a         10.92%            7.69%             3.64%
   Ratio of Expenses **                     1.40%                n/a          1.40%            1.40%             1.40%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 S&P/JNL Equity
                                  S&P/JNL Core    S&P/JNL Core   S&P/JNL Core     Aggressive       S&P/JNL Equity
                                    Index 100       Index 50       Index 75         Growth            Growth
                                  Portfolio (f)   Portfolio (f)  Portfolio (f)   Portfolio I (d)   Portfolio I (c)
                                  -------------   -------------  -------------   ---------------   ---------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                       $ 8.568248     $ 7.754044     $ 8.159377       $ 8.305062        $ 8.146720
   Total Return *                      -12.17%        -22.88%        -17.55%          -20.77%           -18.69%
   Ratio of Expenses **                  1.15%          1.15%          1.15%            1.15%             1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                              n/a            n/a            n/a      $ 10.840320       $ 10.650135
   Total Return *                          n/a            n/a            n/a          -14.97%           -15.51%
   Ratio of Expenses **                    n/a            n/a            n/a            1.40%             1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                              n/a            n/a            n/a      $ 12.748314       $ 12.605045
   Total Return *                          n/a            n/a            n/a          -16.38%           -15.25%
   Ratio of Expenses **                    n/a            n/a            n/a            1.40%             1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                              n/a            n/a            n/a      $ 15.244975       $ 14.872935
   Total Return *                          n/a            n/a            n/a           43.23%            41.20%
   Ratio of Expenses **                    n/a            n/a            n/a            1.40%             1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                              n/a            n/a            n/a      $ 10.643333       $ 10.533562
   Total Return *                          n/a            n/a            n/a            6.43%             5.34%
   Ratio of Expenses **                    n/a            n/a            n/a            1.40%             1.40%
------------------------------------------------------------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date April 8, 1998.
(b)  Inception date April 9, 1998.
(c)  Inception date April 13, 1998.
(d)  Inception date April 15, 1998.
(e)  Inception date May 1, 2000.
(f)  Inception date October 29, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                             S&P/JNL          S&P/JNL
                                       Putnam/JNL        Putnam/JNL      Putnam/JNL        Aggressive      Conservative
                                     International      Midcap Growth   Value Equity         Growth          Growth
                                     Equity Portfolio   Portfolio (e)    Portfolio      Portfolio I (a)  Portfolio I (b)
                                     ----------------   -------------    ---------      ---------------  ---------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)             $ 66,508         $ 13,389       $ 188,294        $ 92,401         $ 217,581
   Units Outstanding (in thousands)         7,270            2,712          14,475          10,140            21,723
   Investment Income Ratio *                0.92%            0.00%           0.98%           1.12%             1.90%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)             $ 87,535         $ 18,375       $ 286,114        $103,211         $ 181,163
   Units Outstanding (in thousands)         7,492            2,595          17,425           9,114            16,281
   Investment Income Ratio *                0.68%            0.00%           0.88%           3.32%             3.49%


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)             $109,365         $ 18,055       $ 327,052        $ 90,764         $ 136,839
   Units Outstanding (in thousands)         7,353            1,841          18,374           7,064            11,549
   Investment Income Ratio *                0.00%            0.00%           0.00%           0.00%             0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)             $ 96,567              n/a       $ 276,024        $ 40,119         $  71,738
   Units Outstanding (in thousands)         5,507              n/a          16,357           2,791             5,873
   Investment Income Ratio *                0.00%              n/a           0.00%           0.00%             0.00%


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)             $ 64,992              n/a       $ 188,485        $  4,425         $  10,029
   Units Outstanding (in thousands)         4,829              n/a          10,900             411               968
   Investment Income Ratio *                0.00%              n/a           0.00%           0.00%             0.00%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        S&P/JNL Equity
                                         S&P/JNL Core    S&P/JNL Core   S&P/JNL Core     Aggressive       S&P/JNL Equity
                                           Index 100       Index 50       Index 75         Growth            Growth
                                         Portfolio (f)   Portfolio (f)  Portfolio (f)   Portfolio I (d)   Portfolio I (c)
                                         -------------   -------------  -------------   ---------------   ---------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)              $ 14,172         $ 1,968        $ 4,460          $ 30,101         $  99,366
   Units Outstanding (in thousands)          1,655             254            546             3,674            12,359
   Investment Income Ratio *                 0.00%           0.00%          0.00%             0.07%             0.10%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)                   n/a             n/a            n/a          $ 39,809         $ 139,586
   Units Outstanding (in thousands)            n/a             n/a            n/a             3,673            13,112
   Investment Income Ratio *                   n/a             n/a            n/a             2.89%             2.44%


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)                   n/a             n/a            n/a          $ 39,094         $ 131,645
   Units Outstanding (in thousands)            n/a             n/a            n/a             3,067            10,444
   Investment Income Ratio *                   n/a             n/a            n/a             0.00%             0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)                   n/a             n/a            n/a          $ 18,048         $  59,412
   Units Outstanding (in thousands)            n/a             n/a            n/a             1,184             3,995
   Investment Income Ratio *                   n/a             n/a            n/a             0.00%             0.00%


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)                   n/a             n/a            n/a          $  3,237         $   5,037
   Units Outstanding (in thousands)            n/a             n/a            n/a               304               478
   Investment Income Ratio *                   n/a             n/a            n/a             0.00%             0.00%
------------------------------------------------------------------------------------------------------------------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.
(a)  Inception date April 8, 1998.
(b)  Inception date April 9, 1998.
(c)  Inception date April 13, 1998.
(d)  Inception date April 15, 1998.
(e)  Inception date May 1, 2000.
(f)  Inception date October 29, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS

                                                                                          Salomon
                                     S&P/JNL           S&P/JNL           Salomon       Brothers/JNL
                                     Moderate       Very Aggressive     Brothers/      U.S. Government  T. Rowe Price/
                                      Growth            Growth          JNL Global       & Quality      JNL Established
                                  Portfolio I (b)   Portfolio I (a)    Bond Portfolio  Bond Portfolio   Growth Portfolio
                                  ---------------   ---------------    --------------  --------------   ----------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                       $  9.271417       $  8.138055       $ 14.453684      $ 13.758273      $ 16.941095
   Total Return *                       -13.79%           -16.71%             2.72%            6.88%          -20.46%
   Ratio of Expenses **                   2.55%             2.45%             2.55%            2.75%            2.55%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                       $ 10.149076       $  9.641175       $  9.893917      $  9.623038      $ 10.122554
   Total Return *                         1.49%            -3.59%            -1.06%           -3.77%            1.23%
   Ratio of Expenses **                   1.70%             1.60%             1.70%            1.70%            1.70%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                       $ 12.404623       $ 13.278227       $ 13.733876      $ 12.670276      $ 23.773963
   Total Return *                        -5.67%           -18.31%             5.69%            9.86%           -1.71%
   Ratio of Expenses **                   1.40%             1.40%             1.40%            1.40%            1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                       $ 13.149997       $ 16.254341       $ 12.994254      $ 11.532926      $ 24.188462
   Total Return *                        24.98%            46.79%             0.45%           -3.86%           20.08%
   Ratio of Expenses **                   1.40%             1.40%             1.40%            1.40%            1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                       $ 10.521690       $ 11.073010       $ 12.935516      $ 11.995720      $ 20.144276
   Total Return *                         5.22%            10.73%             1.04%            7.88%           26.01%
   Ratio of Expenses **                   1.40%             1.40%             1.40%            1.40%            1.40%
------------------------------------------------------------------------------------------------------------------------------------

                                     T. Rowe Price/        T. Rowe
                                      JNL Mid-Cap         Price/JNL
                                    Growth Portfolio   Value Portfolio (c)
                                    ----------------   -------------------
HIGHEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                          $19.275087         $ 8.815018
   Total Return *                          -6.04%            -20.33%
   Ratio of Expenses **                     2.55%              2.55%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                          $10.674784         $10.223967
   Total Return *                           6.75%              2.24%
   Ratio of Expenses **                     1.70%              1.70%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                          $22.723490         $11.285351
   Total Return *                           5.68%             12.85%
   Ratio of Expenses **                     1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                          $21.501764                n/a
   Total Return *                          22.28%                n/a
   Ratio of Expenses **                     1.40%                n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                          $17.583364                n/a
   Total Return *                          19.80%                n/a
   Ratio of Expenses **                     1.40%                n/a
--------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date April 1, 1998.
(b)  Inception date April 8, 1998.
(c)  Inception date May 1, 2000.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          Salomon
                                     S&P/JNL           S&P/JNL           Salomon       Brothers/JNL
                                     Moderate       Very Aggressive     Brothers/      U.S. Government  T. Rowe Price/
                                      Growth            Growth          JNL Global       & Quality      JNL Established
                                  Portfolio I (b)   Portfolio I (a)    Bond Portfolio  Bond Portfolio   Growth Portfolio
                                  ---------------   ---------------    --------------  --------------   ----------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                       $  9.906787       $  8.656812      $ 16.087669      $ 15.545949        $ 18.843575
   Total Return *                        -9.76%           -19.70%            6.05%            8.67%            -20.88%
   Ratio of Expenses **                   1.15%             1.15%            1.15%            1.15%              1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                       $ 11.333423       $ 11.295588      $ 14.464117      $ 13.369022        $ 21.041413
   Total Return *                        -8.64%           -14.93%            5.32%            5.51%            -11.49%
   Ratio of Expenses **                   1.40%             1.40%            1.40%            1.40%              1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                       $ 12.404623       $ 13.278227      $ 13.733876      $ 12.670276        $ 23.773963
   Total Return *                        -5.67%           -18.31%            5.69%            9.86%             -1.71%
   Ratio of Expenses **                   1.40%             1.40%            1.40%            1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                       $ 13.149997       $ 16.254341      $ 12.994254      $ 11.532926        $ 24.188462
   Total Return *                        24.98%            46.79%            0.45%           -3.86%             20.08%
   Ratio of Expenses **                   1.40%             1.40%            1.40%            1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                       $ 10.521690       $ 11.073010      $ 12.935516      $ 11.995720        $ 20.144276
   Total Return *                         5.22%            10.73%            1.04%            7.88%             26.01%
   Ratio of Expenses **                   1.40%             1.40%            1.40%            1.40%              1.40%
--------------------------------------------------------------------------------------

                                     T. Rowe Price/        T. Rowe
                                      JNL Mid-Cap         Price/JNL
                                    Growth Portfolio   Value Portfolio (c)
                                    ----------------   -------------------
LOWEST EXPENSE RATIO
PERIOD ENDED DECEMBER 31, 2002
   Unit Value                          $21.449599         $ 9.146925
   Total Return *                         -19.76%            -16.73%
   Ratio of Expenses **                     1.15%              1.15%

PERIOD ENDED DECEMBER 31, 2001
   Unit Value                          $22.072337         $11.213585
   Total Return *                          -2.87%             -0.64%
   Ratio of Expenses **                     1.40%              1.40%

PERIOD ENDED DECEMBER 31, 2000
   Unit Value                          $22.723490         $11.285351
   Total Return *                           5.68%             12.85%
   Ratio of Expenses **                     1.40%              1.40%

PERIOD ENDED DECEMBER 31, 1999
   Unit Value                          $21.501764                n/a
   Total Return *                          22.28%                n/a
   Ratio of Expenses **                     1.40%                n/a

PERIOD ENDED DECEMBER 31, 1998
   Unit Value                          $17.583364                n/a
   Total Return *                          19.80%                n/a
   Ratio of Expenses **                     1.40%                n/a
--------------------------------------------------------------------------------

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.
** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(a)  Inception date April 1, 1998.
(b)  Inception date April 8, 1998.
(c)  Inception date May 1, 2000.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 Salomon
                                            S&P/JNL           S&P/JNL           Salomon       Brothers/JNL
                                            Moderate       Very Aggressive     Brothers/      U.S. Government  T. Rowe Price/
                                             Growth            Growth          JNL Global       & Quality      JNL Established
                                         Portfolio I (b)   Portfolio I (a)    Bond Portfolio  Bond Portfolio   Growth Portfolio
                                         ---------------   ---------------    --------------  --------------   ----------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)               $ 316,689          $ 41,053           $ 65,310        $ 254,324        $ 214,065
   Units Outstanding (in thousands)           32,471             4,804              4,226           17,287           13,419
   Investment Income Ratio *                   1.36%             0.07%              6.09%            4.30%            0.10%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)               $ 287,776          $ 56,800           $ 58,712        $ 169,920        $ 335,281
   Units Outstanding (in thousands)           25,408             5,032              4,062           12,725           15,959
   Investment Income Ratio *                   3.15%             2.59%              5.90%            5.10%            0.00%


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)               $ 217,899          $ 56,823           $ 56,542        $ 104,633        $ 396,691
   Units Outstanding (in thousands)           17,566             4,279              4,117            8,258           16,686
   Investment Income Ratio *                   0.00%             0.00%              0.00%            0.00%            0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)               $ 109,309          $ 23,389           $ 51,597        $  91,843        $ 340,030
   Units Outstanding (in thousands)            8,312             1,439              3,971            7,964           14,058
   Investment Income Ratio *                   0.00%             0.00%              0.00%            0.00%            0.00%


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)                $ 12,611           $ 2,442           $ 40,956        $  60,051        $ 209,481
   Units Outstanding (in thousands)            1,199               220              3,166            5,006           10,399
   Investment Income Ratio *                   0.00%             0.00%              0.00%            0.00%            0.00%
------------------------------------------------------------------------------------------------------------------------------------


                                         T. Rowe Price/        T. Rowe
                                          JNL Mid-Cap         Price/JNL
                                        Growth Portfolio   Value Portfolio (c)
                                        ----------------   -------------------
PORTFOLIO DATA
PERIOD ENDED DECEMBER 31, 2002
   Net Assets (in thousands)                $ 196,824          $ 85,131
   Units Outstanding (in thousands)            11,531             9,300
   Investment Income Ratio *                    0.00%             0.01%


PERIOD ENDED DECEMBER 31, 2001
   Net Assets (in thousands)                $ 306,109          $ 82,424
   Units Outstanding (in thousands)            13,896             7,359
   Investment Income Ratio *                    0.00%             1.09%


PERIOD ENDED DECEMBER 31, 2000
   Net Assets (in thousands)                $ 343,271          $ 15,567
   Units Outstanding (in thousands)            15,106             1,379
   Investment Income Ratio *                    0.00%             0.00%


PERIOD ENDED DECEMBER 31, 1999
   Net Assets (in thousands)                $ 250,672               n/a
   Units Outstanding (in thousands)            11,658               n/a
   Investment Income Ratio *                    0.00%               n/a


PERIOD ENDED DECEMBER 31, 1998
   Net Assets (in thousands)                $ 174,796               n/a
   Units Outstanding (in thousands)             9,941               n/a
   Investment Income Ratio *                    0.00%               n/a

----------------------------

* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.
(a)  Inception date April 1, 1998.
(b)  Inception date April 8, 1998.
(c)  Inception date May 1, 2000.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------



The Board of Directors of Jackson National Life Insurance Company and
        Contract Owners of Jackson National Separate Account - I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of Jackson National Separate Account - I, at December 31, 2002, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the separate account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at December 31, 2002 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of Jackson National Separate Account - I as of December 31, 2002 and the results of its operations, changes in net assets and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP


Chicago, Illinois
February 14, 2003

                     JACKSON NATIONAL LIFE INSURANCE COMPANY

                                AND SUBSIDIARIES



                               [GRAPHIC OMITTED]














                        CONSOLIDATED FINANCIAL STATEMENTS


                                DECEMBER 31, 2002

JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2002

--------------------------------------------------------------------------------

Independent Auditors' Report                                                  1



Consolidated Balance Sheets                                                   2



Consolidated Income Statements                                                3



Consolidated Statements of Stockholder's Equity and Comprehensive Income      4



Consolidated Statements of Cash Flows                                         5



Notes to Consolidated Financial Statements                                    6

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------



To the Board of Directors and Stockholder of Jackson National Life Insurance Company


We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three year period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

As discussed more fully in note 2 to the financial statements: effective January 1, 2001, Jackson National Life Insurance Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," and effective April 1, 2001, Jackson National Life Insurance Company adopted Emerging Issues Task Force Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."



/s/ KPMG LLP


Detroit, Michigan
January 31, 2003

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)

--------------------------------------------------------------------------------------------------------------


                                                                                       DECEMBER 31,
ASSETS                                                                            2002               2001
                                                                           -------------------- ------------------
   Investments:
     Cash and short-term investments                                           $   5,121,400     $   2,076,095
     Investments available for sale, at market value:
        Fixed maturities (amortized cost: 2002, $33,975,596; 2001,
        $31,953,139)                                                              35,168,706        31,932,494
        Equities (cost: 2002, $305,270; 2001, $289,469)                              256,135           288,852
     Mortgage loans, net of allowance                                              4,442,681         4,191,405
     Policy loans                                                                    714,205           700,434
     Other invested assets                                                         1,476,724         1,335,006
                                                                           -------------------- ------------------
         Total investments                                                        47,179,851        40,524,286

   Accrued investment income                                                         485,326           438,027
   Deferred acquisition costs                                                      1,941,876         2,162,951
   Reinsurance recoverable                                                           525,031           395,424
   Deferred income taxes                                                             276,770           234,752
   Value of acquired insurance, other intangibles and goodwill                       151,273           170,377
   Income taxes receivable from Parent                                                  -               72,563
   Other assets                                                                       74,793           188,292
   Variable annuity assets                                                         4,385,525         5,125,832
                                                                           -------------------- ------------------
         Total assets                                                          $  55,020,445     $  49,312,504
                                                                           ==================== ==================

LIABILITIES AND STOCKHOLDER'S EQUITY
     LIABILITIES
     Policy reserves and liabilities:
       Reserves for future policy benefits and claims payable                  $   1,076,860     $     978,513
       Deposits on investment contracts                                           30,808,632        26,512,418
       Guaranteed investment contracts                                             2,607,408         3,695,179
     Trust instruments supported by funding agreements                             5,850,833         4,575,838
     Savings deposits                                                              1,045,830           836,682
     Reverse repurchase agreements                                                      -              889,678
     Notes and bank debt                                                           1,103,508         1,256,391
     Securities lending payable                                                    2,485,588           814,646
        Income taxes payable to Parent                                                85,399              -
     Other liabilities                                                             1,754,629         1,448,041
     Variable annuity liabilities                                                  4,385,525         5,125,832
                                                                           -------------------- ------------------
         Total liabilities                                                        51,204,212        46,133,218
                                                                           -------------------- ------------------

     Minority interest                                                                66,228            86,802
                                                                           -------------------- ------------------

     STOCKHOLDER'S EQUITY
     Common stock, $1.15 par value; authorized 50,000 shares;
       issued and outstanding 12,000 shares                                           13,800            13,800
     Additional paid-in capital                                                    2,484,228         1,869,780
     Accumulated other comprehensive income (loss), net of
       tax of $242,573 in 2002 and ($6,728) in 2001                                  449,382           (13,077)
     Retained earnings                                                               802,595         1,221,981
                                                                           -------------------- ------------------
         Total stockholder's equity                                                3,750,005         3,092,484
                                                                           -------------------- ------------------
         Total liabilities and stockholder's equity                            $  55,020,445     $  49,312,504
                                                                           ==================== ==================

          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED INCOME STATEMENTS
(IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------



                                                                         YEARS ENDED DECEMBER 31,
                                                               2002                2001               2000
                                                          -----------------  ------------------  -----------------
REVENUES
   Premiums                                                 $      152,694     $      223,149      $      230,801

   Net investment income                                         2,370,029          2,386,222           2,610,983

   Net realized losses on investments and change in
     fair value of hedging instruments                            (738,630)          (830,873)           (120,855)

   Fee income:
     Mortality charges                                             133,665            133,223             133,969
     Surrender charges                                              47,086             60,525              80,075
     Expense charges                                                18,795             15,947              17,820
     Variable annuity fees                                          66,069             75,483              75,905
     Net asset management fees                                      21,595             23,531              24,344
                                                          -----------------  ------------------  -----------------
   Total fee income                                                287,210            308,709             332,113
   Other income                                                     43,240             38,292              39,821
                                                          -----------------  ------------------  -----------------
     Total revenues                                              2,114,543          2,125,499           3,092,863
                                                          -----------------  ------------------  -----------------

BENEFITS AND EXPENSES
   Death benefits                                                  334,527            307,610             317,350
   Interest credited on deposit liabilities                      1,561,601          1,578,228           1,591,921
   Interest expense on trust instruments supported
      by funding agreements                                        144,619            184,010             155,192
   Interest expense on notes, bank debt and reverse repurchase
      agreements                                                    66,885             81,522              94,544
   Increase (decrease) in reserves, net of reinsurance             (34,457)            20,442             (47,448)
   Commissions                                                     427,882            303,249             361,672
   General and administrative expenses                             272,388            279,514             234,452
   Deferral of policy acquisition costs                           (556,120)           (391,412)          (429,358)
   Amortization of acquisition costs:
     Attributable to operations                                    340,567            181,116             237,416
     Attributable to net realized losses on investments
          and change in fair value of hedging instruments          (16,663)           (56,421)            (15,491)
   Amortization of acquired insurance, other intangibles and
     goodwill                                                       20,702             22,458              18,586
                                                          -----------------  ------------------  -----------------
     Total benefits and expenses                                 2,561,931          2,510,316           2,518,836
                                                          -----------------  ------------------  -----------------
     Pretax income (loss) before minority interest                (447,388)          (384,817)            574,027
   Minority interest                                                21,539             47,046              40,227
                                                          -----------------  ------------------  -----------------
     Pretax income (loss)                                         (425,849)          (337,771)            614,254
   Federal income tax expense (benefit)                           (148,463)          (117,062)            216,200
                                                          -----------------  ------------------  -----------------
     Income (loss) before cumulative effect of changes in
       accounting principles                                      (277,386)          (220,709)            398,054
   Cumulative effect of changes in accounting principles                 -           (199,866)                  -
                                                          -----------------  ------------------  -----------------
     NET INCOME (LOSS)                                      $     (277,386)    $     (420,575)     $      398,054
                                                          =================  ==================  =================

   Pro forma net income (loss) assuming the changes in
      accounting principles are applied retroactively                          $     (237,414)     $      167,101
                                                                             ==================  =================

          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME (IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------

                                                                       YEARS ENDED DECEMBER 31,
                                                           2002                 2001                  2000
                                                     -------------------  -------------------  --------------------

COMMON STOCK, BEGINNING AND END OF YEAR                $       13,800       $       13,800       $       13,800
                                                     -------------------  -------------------  --------------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year                                           1,869,780            1,570,063            1,360,982
    Capital contributions                                     614,448              299,717              209,081
                                                     -------------------  -------------------  --------------------
End of year                                                 2,484,228            1,869,780            1,570,063
                                                     -------------------  -------------------  --------------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                             (13,077)            (427,088)            (465,836)
    Net unrealized investment gains, net of
       reclassification adjustment and net of
       tax of $249,302 in 2002; $223,243 in 2001
       and $20,864 in 2000                                    462,459              414,011               38,748
                                                     -------------------  -------------------  --------------------
End of year                                                   449,382              (13,077)            (427,088)
                                                     -------------------  -------------------  --------------------

RETAINED EARNINGS
Beginning of year                                           1,221,981            1,773,661            1,551,912
    Net income (loss)                                        (277,386)            (420,575)             398,054
    Dividends paid to stockholder                            (142,000)            (131,105)            (176,305)
                                                     -------------------  -------------------  --------------------
End of year                                                   802,595            1,221,981            1,773,661
                                                     -------------------  -------------------  --------------------


TOTAL STOCKHOLDER'S EQUITY                             $    3,750,005       $    3,092,484       $    2,930,436
                                                     ===================  ===================  ====================



                                                                      YEARS ENDED DECEMBER 31,
                                                           2002                 2001                 2000
                                                     -------------------  -------------------  ------------------
COMPREHENSIVE INCOME (LOSS)
Net income (loss)                                      $     (277,386)      $     (420,575)      $      398,054
Net unrealized holding gains arising during
       the period, net of tax of $220,241 in 2002;
       $158,596 in 2001 and $24,218 in 2000                   408,489              293,951               44,976
Reclassification adjustment for gains (losses)
       included in net income, net of tax of
       $29,061 in 2002; $64,647 in 2001 and $(3,354)
       in 2000                                                 53,970              120,060               (6,228)
                                                     -------------------  -------------------  ------------------
COMPREHENSIVE INCOME (LOSS)                            $      185,073       $       (6,564)      $      436,802
                                                     ===================  ===================  ==================


          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------
                                                                             YEARS ENDED DECEMBER 31,
                                                                   2002                2001               2000
                                                              ----------------    ----------------   -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
     Net income (loss)                                          $    (277,386)      $    (420,575)     $     398,054
     Adjustments to reconcile net income (loss) to net cash
       provided by operating activities:
         Net realized losses on investments and change in
              fair value of hedging instruments                       738,630             830,873            120,855
         Interest credited on deposit liabilities                   1,561,601           1,578,228          1,591,921
         Interest expense on trust instruments supported
           by funding agreements                                      144,619             184,010            155,192
         Other charges                                               (199,546)           (209,695)          (231,864)
         Amortization of discount and premium on investments          (33,979)             93,393            (23,962)
         Deferred income tax provision                               (285,863)           (101,474)            37,000
         Change in:
              Accrued investment income                               (47,299)             42,563            (35,349)
              Deferred acquisition costs                             (232,216)           (269,153)          (207,433)
              Value of acquired insurance, other intangibles
                and goodwill                                           20,702              22,458             18,586
              Income taxes payable to Parent                          182,410             (27,032)            20,841
              Other assets and liabilities, net                       137,677              11,723            (21,647)
                                                              ----------------    ----------------   -----------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                      1,709,350           1,735,319          1,822,194
                                                              ----------------    ----------------   -----------------

CASH FLOWS FROM INVESTING ACTIVITIES:
     Sales of fixed maturities and equities available for sale      6,835,958           5,732,067          3,877,665
     Principal repayments, maturities, calls and redemptions:
         Fixed maturities available for sale                        4,939,946           3,000,900            912,953
         Mortgage loans                                               792,097           1,273,431            280,820
        Purchases of:
         Fixed maturities and equities available for sale         (14,253,070)        (12,763,596)        (5,915,958)
            Mortgage loans                                         (1,037,256)           (773,815)          (930,007)
     Acquisition of Highland Federal Bank                                  -                   -             (43,349)
     Other investing activities                                       805,888            (522,671)           149,523
                                                              ----------------    ----------------   -----------------
       NET CASH USED BY INVESTING ACTIVITIES                       (1,916,437)         (4,053,684)        (1,668,353)
                                                              ----------------    ----------------   -----------------

CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders account balances:
         Deposits                                                   8,789,168           6,876,598          7,578,354
         Withdrawals                                               (5,713,577)         (4,858,652)        (6,176,725)
     Net transfers to separate accounts                              (295,315)           (468,993)        (1,901,367)
     Proceeds from notes and bank debt                                427,424           1,052,639            374,384
     Payments on notes and bank debt                                 (580,719)           (418,930)          (167,213)
     Increase in savings deposits                                     177,411              67,797            175,997
     Payment of cash dividends to Parent                             (142,000)           (131,105)          (176,305)
     Capital contribution from Parent                                 590,000             251,800                  -
                                                              ----------------    ----------------   -----------------
     NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES               3,252,392           2,371,154           (292,875)
                                                              ----------------    ----------------   -----------------

     NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
       INVESTMENTS                                                  3,045,305              52,789           (139,034)

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                  2,076,095           2,023,306          2,162,340
                                                              ----------------    ----------------   -----------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                    $   5,121,400       $   2,076,095      $   2,023,306
                                                              ================    ================   =================

          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "JNL") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products, including immediate, indexed and deferred fixed annuities, variable annuities, guaranteed investment contracts ("GICs"), and individual life insurance products in all 50 states and the District of Columbia.

     The accompanying consolidated financial statements include JNL and its wholly owned subsidiaries, Jackson National Life Insurance Company of New York, an insurance company; Hermitage Management LLC, an advertising agency; Jackson National Asset Management, LLC, an investment advisor and transfer agent; Jackson National Life Distributors, Inc., a broker dealer; JNL Thrift Holdings, Inc., a unitary thrift holding company; Curian Capital, LLC, a broker dealer; PPM America Special Investments Fund, L.P. ("SIF I"), PPM America Special Investments CBO II, L.P. ("CBO II"), (collectively, "PPMA Funds") and Tuscany CDO, Limited ("Tuscany"). JNL has effective managerial control of the PPMA Funds. Accordingly, the PPMA Funds are consolidated in the accompanying financial statements. JNL effectively owns a 72.0% interest in SIF I, a 15.1% interest in CBO II and a 100% interest in Tuscany. The minority interest reflected in the accompanying consolidated financial statements reflects the interests of other parties in the PPMA Funds.

     JNL Thrift Holdings, Inc. wholly owns Jackson Federal Bank ("Jackson Federal"), a thrift headquartered in Southern California. On September 29, 2000, Jackson Federal acquired and merged with Highland Federal Bank ("Highland"), a bank located in California. The acquisition was accounted for by the purchase method and the results of Highland are included in the consolidated income statements from the date of acquisition.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

     CHANGES IN ACCOUNTING PRINCIPLES
     Effective January 1, 2002, JNL adopted Statement of Financial Accounting Standards No. 142, "Goodwill and Other Intangible Assets" ("FAS 142"). FAS 142 requires that goodwill and other intangible assets deemed to have indefinite lives no longer be amortized to earnings, but instead be reviewed at least annually for impairment. Intangible assets with definite lives will continue to be amortized over their useful lives. The adoption of FAS 142 did not have a material impact on JNL's results of operations or financial position.

     Effective January 1, 2002, JNL adopted Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("FAS 144"). FAS 144 supersedes Statement of Financial Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets or for Long-Lived Assets to be Disposed of" ("FAS 121"), and Accounting Principles Board Opinion No. 30, "Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions" ("APB 30"). FAS 144 carries forward many of the provisions of FAS 121 and APB 30. In addition, FAS 144 does not apply to goodwill and other intangible assets that are not amortized. FAS 144 requires majority owned subsidiaries for which control is likely to be temporary to be consolidated. The adoption of FAS 144 did not have a material impact on JNL's results of operations or financial position.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Effective January 1, 2001, JNL adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). FAS 133, as amended by Statements No. 137 and 138, establishes accounting and reporting standards for derivative instruments and for hedging activities. Under FAS 133, all derivative instruments, including certain derivative instruments embedded in other contracts, are recognized as either assets or liabilities in the balance sheet at their fair values, and changes in such fair values are recognized immediately in earnings unless specific hedging criteria are met. While the Company uses derivatives (primarily interest rate swaps) to hedge certain risks in conjunction with its asset/liability management program, JNL elected to not incur the costs of restructuring its derivative contracts, segregating investment portfolios and adding the systems and personnel required to qualify for much stricter hedge accounting treatment on an ongoing basis.

     Upon adoption in 2001, a gross transitional loss adjustment totaling $277.1 million, net of additional deferred acquisition cost amortization of $1.8 million and federal income tax benefit of $97.6 million, based on the aggregate fair value of the Company's derivative instruments as of January 1, 2001, was recorded as a cumulative effect of a change in accounting principle. Net earnings in future years are likely to reflect significantly increased volatility owing to fair value fluctuations on certain derivative instruments, particularly interest rate swaps, that are regularly used to manage risks associated with movements in interest rates. As noted, changes in the fair value of derivative instruments are now reflected in income while the largely offsetting change in fair value of the Company's hedged investments will remain as an adjustment to equity in the balance sheet as unrealized gains and losses.

     Effective April 1, 2001, JNL adopted Emerging Issues Task Force Issue #99-20 ("EITF 99-20"), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The initial April 1, 2001 transitional loss adjustment totaling $32.8 million, net of reduced deferred acquisition cost amortization of $4.2 million and federal income tax benefit of $10.0 million, was also recorded as a cumulative effect of a change in accounting principle.

     A reconciliation of reported net income to adjusted net income is as follows:

                                                                    YEARS ENDED DECEMBER 31,
                                                          2002                2001                2000
                                                    -----------------   ------------------  ------------------
     Reported net income (loss)                       $   (277,386)        $  (420,575)       $   398,054

     Net income adjustment for FAS 133 and
           EITF 99-20                                                          181,264           (231,546)
     Goodwill amortization                                     -                 2,918                912

     Tax effect of goodwill amortization                       -                (1,021)              (319)
                                                     -----------------   ------------------  ------------------
       Pro forma net income (loss) assuming the
           changes in accounting principles are
           applied retroactively                      $   (277,386)       $   (237,414)       $   167,101
                                                      =================   ==================  ==================

     RECENTLY ISSUED ACCOUNTING STANDARDS
     In January 2003, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"). FIN 46 is an interpretation of Accounting Research Bulletin No. 51, "Consolidated Financial Statements." FIN 46 explains how to identify variable interest entities and how an enterprise assesses its interests in a variable interest entity. It also requires existing non-consolidated variable interest entities to be consolidated by their primary beneficiaries if the entities do not effectively disperse risks among the parties involved.

     Although not effective until January 31, 2003, if it is reasonably possible that an enterprise will consolidate or disclose information about a variable interest entity when FIN 46 becomes effective, certain disclosure of the variable interest entities and potential maximum exposure to loss is required in all financial statements initially issued after January 31, 2003.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Certain of the Company's investments may be considered significant variable interests, including its interests in PPM America High Yield CBO I, Ltd. ("HY CBO I"), PPM America High Yield CBO II, Ltd. ("HY CBO II"), and PPM America Structured Finance CBO I, Ltd. ("SF CBO I"), (collectively, "VIEs "). The VIEs are securitizations structured by a related party as traditional collateralized bond obligations whose purpose is to invest in a diversified portfolio of high yield bonds and structured finance securities using proceeds raised from the issuance of debt and equity interests.

     HY CBO I was structured in 1999 and has total assets of $403.1 million at December 31, 2002. As of December 31, 2002, the amortized cost and carrying value of the Company's investment is $46.9 million and $27.8 million, respectively, representing investments in outstanding debt of HY CBO I.

     HY CBO II was structured in 2000 and has total assets of $133.5 million at December 31, 2002. As of December 31, 2002, the amortized cost and carrying value of the Company's investment is $17.7 million and $8.1 million, respectively, representing investments in outstanding debt and equity interests of HY CBO II.

     SF CBO I was structured in 2000 and has total assets of $241.3 million at December 31, 2002. As of December 31, 2002, the amortized cost and carrying value of the Company's investment is $19.3 million and $13.3 million, respectively, representing investments in outstanding debt of SF CBO I.

     The Company believes its investments in the VIEs are unlikely to be considered primary beneficial interests and that consolidation will not be required under FIN 46. In that the Company has no future funding obligations to the VIE's, the maximum loss exposure is limited to its current investment.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/shareholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist of debt securities and commercial loans. Debt securities include bonds, notes, redeemable preferred stocks, mortgage-backed securities and structured securities. All debt securities are considered available for sale and are carried at fair value. Debt securities are reduced to estimated net realizable value, or in the case of other than high credit quality beneficial interests in securitized financial assets, fair value, for declines in fair value considered to be other than temporary. In determining whether an other than temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values. Commercial loans include certain term and revolving notes, as well as certain receivables arising from asset based lending activities. Commercial loans are carried at outstanding principal balances, less an allowance for loan losses.

     Equity securities, which include common stocks and non-redeemable preferred stocks, are carried at fair value. Equity securities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary.

     Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses is maintained at a level considered adequate to absorb losses inherent in the mortgage loan portfolio.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains or losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.

     DERIVATIVE FINANCIAL INSTRUMENTS AND EMBEDDED DERIVATIVES
     The Company enters into financial derivative transactions, including swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

     With the adoption of FAS 133 in 2001, the accounting policies for these derivatives were changed. The following accounting policies relate to the accompanying 2002 and 2001 financial statements.

     While the Company generally uses derivative contracts for hedging purposes, and certain liabilities, primarily trust instruments supported by funding agreements and equity-linked annuities, issued by the Company, contain embedded derivatives as defined by FAS 133, the Company does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value with changes in value included in net realized losses on investments and change in fair value of hedging instruments.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount. Interest rate swap agreements outstanding at December 31, 2002 and 2001 are used for hedging purposes. Amounts paid or received on interest rate swap agreements are included in investment income. Interest rate swaps are included in other invested assets or other liabilities.

     Put-swaptions provide the Company with the right, but not the obligation, to require the writers to pay the Company the present value of a long duration interest rate swap at future exercise dates. These put-swaptions, with maturities up to 9 years, are entered into as a hedge against significant upward movements in interest rates. Put-swaptions are included in other invested assets.

     Equity index futures contracts and equity index call options are used to hedge the Company's obligations associated with its issuance of equity index-linked immediate and deferred annuities. These annuities contain embedded options whose fair value is included in the annuity liability.

     Equity index swaps, in which the Company receives equity returns in exchange for short-term floating rate payments based on a notional amount, are held for both hedging and investment purposes, and are included in other invested assets or other liabilities.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated funding agreements supporting Trust instrument obligations. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included in other invested assets or other liabilities. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency transaction gains and losses associated with funding agreements hedging activities are included in interest expense on trust instruments supported by funding agreements.

     Prior to 2001 and the adoption of FAS 133, hedge accounting treatment was applied to derivative contracts. The following accounting policies relate to the accompanying 2000 financial statements.

     Interest rate swap agreements outstanding at December 31, 2000 hedge available for sale securities and are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity. Amounts paid or received on interest rate swap agreements are included in investment income.

     Premiums paid for put-swaption contracts are included in other invested assets and are being amortized to investment income over the remaining terms of the contracts with maturities of up to 9 years. Put-swaptions, designated as a hedge of available for sale securities, are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity.

     Equity index futures contracts and equity index call options are used to hedge the Company's obligations associated with its issuance of equity index-linked immediate and deferred annuities. The variation margin on futures contracts is deferred and, upon closing of the contracts, adjusts the basis of option contracts purchased. Premiums paid for call options, adjusted for the effects of hedging, are included in net investment income ratably over the terms of the options. The call option contracts are included in other invested assets and are carried at intrinsic value.

     Cross-currency swaps are included in other assets at cost adjusted for transaction gains or losses using exchange rates as of the reporting date. Unrealized foreign currency transaction gains and losses related to hedging activities are excluded from net income.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions, bonus interest on certain products and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equity securities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equity securities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $447.2 million at December 31, 2002 and increased $6.1 million at December 31, 2001 to reflect this change.

     Poor equity market performance has lowered future expected profits on the variable annuity line through lower fee income and an increased provision for future guaranteed minimum death benefit claims. As a result, the deferred acquisition cost asset associated with the variable annuities has become impaired. During 2002, the asset has been reduced through increased amortization compared to 2001 of approximately $128.3 million primarily due to the poor equity market performance. Further impairments or accelerated amortization of this deferred acquisition cost asset are likely to result if future equity market returns are below assumed levels.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUE OF ACQUIRED INSURANCE, OTHER INTANGIBLES AND GOODWILL
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years.

     Goodwill and core deposit intangibles represent the excess of purchase price over the fair value of assets acquired in the purchase of Jackson Federal, Highland, and the Fremont branch ("Fremont") acquired from Fremont Investment and Loan, located in California, in 2002. Fremont had total assets of $101.6 million and deposit liabilities of $103.2 million at the date of acquisition in 2002. For these acquisitions, the excess of the purchase price over the fair value of the assets acquired was allocated to goodwill and core deposit intangibles. The core deposit intangibles are amortized over 7 years. Beginning January 1, 2002, with the adoption of FAS 142, goodwill is no longer being amortized. Prior to 2002, goodwill was amortized over 15 years.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     JNL files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. The non-life insurance company subsidiaries file separate federal income tax returns. Income tax expense is calculated on a separate company basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS AND CLAIMS PAYABLE:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 50% to 90% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 6.0% to 8.4%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, reserves approximate the policyholder's account value. For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the reserve is the policyholder's account value. The reserve for equity index-linked annuities is based on two components, i) the imputed value of the underlying guaranteed host contract, and ii) the fair value of the embedded option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
     JNL and Jackson National Life Funding, LLC established a European Medium Term Note program, with up to $7 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. Outstanding balances totaled $4.1 billion at both December 31, 2002 and 2001.

     In 2001, JNL and Jackson National Life Global Funding established an initial $3 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. The outstanding balances at December 31, 2002 and 2001 totaled $1.8 billion and $0.5 billion, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. With the adoption of FAS 133 in 2001, foreign currency transaction gains and losses are included in net income. In 2000, unrealized foreign currency transaction gains and losses were excluded from net income.

     VARIABLE ANNUITY ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable annuity contracts which aggregated $4,339.9 million and $5,074.6 million at December 31, 2002 and 2001, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in variable annuity fees and net asset management fees in the consolidated income statements.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $45.6 million and $51.2 million at December 31, 2002 and 2001, respectively. The Company receives administrative fees for managing the funds and these fees are recorded as earned and included in net asset management fees in the consolidated income statement.

     SAVINGS DEPOSITS
     Savings deposits are comprised of banking deposits held by Jackson Federal, and include demand deposits, passbook savings, money market checking and savings and certificates of deposit. Savings deposit liabilities are reported at the outstanding balance of the accounts.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs. Non-acquisition expenses are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities is generally used to reduce the cost basis of the securities.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
3.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required for fair value information about financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, cannot be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     EQUITY SECURITIES:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     MORTGAGE LOANS:
     Fair values are determined by discounting the future cash flows to the present at current market rates. The fair value of mortgages approximated $4,710.4 million and $4,487.8 million at December 31, 2002 and 2001, respectively.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     DERIVATIVES:
     Fair values are based on quoted market prices, estimates received from financial institutions or valuation models.

     VARIABLE ANNUITY ASSETS:
     Variable annuity assets are carried at the market value of the underlying securities.

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. For equity-linked immediate and deferred annuities, fair value includes the fair value of the embedded options. The carrying value and fair value of such annuities approximated $25.4 billion and $25.0 billion, respectively, at December 31, 2002 and $21.2 billion and $20.7 billion, respectively, at December 31, 2001.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $2.6 billion and $3.7 billion at December 31, 2002 and 2001, respectively.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
     Fair value is based on the present value of future cash flows at current pricing rates, plus the fair value of embedded derivatives. The fair value approximated $5.6 billion and $4.6 billion at December 31, 2002 and 2001, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
3.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     SAVINGS DEPOSITS:
     Fair value of deposit accounts with no stated maturity (demand deposits, regular passbook and money market accounts) is equal to their carrying amounts. Fair value of certificates of deposit is based on the discounted value of contractual cash flows. The fair value approximated $1,047.8 million and $842.5 million at December 31, 2002 and 2001, respectively.

     REVERSE REPURCHASE AGREEMENTS:
     Carrying value of reverse repurchase agreements is considered to be a reasonable estimate for fair value.

     NOTES AND BANK DEBT:
     Fair value of notes and bank debt is based on the present value of future cash flows at current interest rates.

     VARIABLE ANNUITY LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The fair value approximated $4,093.4 million and $4,834.5 million at December 31, 2002 and 2001, respectively.

4.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds, and mortgage and commercial loans. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts, life insurance products, and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2002 and 2001, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2002, investments rated by the Company's investment advisor totaled $477.3 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.
                                                           PERCENT OF TOTAL
                                                           FIXED MATURITIES
          INVESTMENT RATING                                DECEMBER 31, 2002
                                                         ----------------------
          AAA                                                    11.3%
          AA                                                      7.7
          A                                                      31.1
          BBB                                                    42.3
                                                         ----------------------
              Investment grade                                   92.4
                                                          ----------------------
          BB                                                      4.3
          B and below                                             3.3
                                                         ----------------------
              Below investment grade                              7.6
                                                         ----------------------
              Total fixed maturities                            100.0%
                                                         ======================

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $242.2 million and $167.3 million, respectively, at December 31, 2002. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2002 were $134.6 million and $92.8 million, respectively, and for the 12 months preceding December 31, 2001 were $87.7 million and $69.2 million, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
4.   INVESTMENTS (CONTINUED)

     The amortized cost, gross unrealized gains and losses and estimated fair value of fixed maturities are as follows (in thousands):

                                                                    GROSS             GROSS           ESTIMATED
                                              AMORTIZED          UNREALIZED         UNREALIZED          FAIR
       DECEMBER 31, 2002                         COST               GAINS             LOSSES            VALUE
                                          ------------------- ------------------ ---------------- -------------------
          U.S. Treasury securities         $          4,167    $           342    $        -       $         4,509
          U.S. Government agencies
               and foreign governments                2,726                415             -                 3,141
          Public utilities                        1,402,075             68,078            68,330         1,401,823
          Corporate securities
               and commercial loans              23,565,100          1,671,898           461,567        24,775,431
          Mortgage-backed securities              9,001,528            349,471           367,197         8,983,802
                                          ------------------- ------------------ ---------------- -------------------
               Total                       $     33,975,596    $     2,090,204     $     897,094   $    35,168,706
                                          =================== ================== ================ ===================

                                                                   GROSS             GROSS           ESTIMATED
                                              AMORTIZED          UNREALIZED        UNREALIZED           FAIR
       DECEMBER 31, 2001                        COST               GAINS             LOSSES            VALUE
                                          ------------------- ------------------ ---------------- -------------------
          U.S. Treasury securities         $          4,648    $           231     $          36   $         4,843
          U.S. Government agencies
               and foreign governments               47,543              2,371               -              49,914
          Public utilities                          757,532              9,035            18,437           748,130
          Corporate securities
               and commercial loans              19,789,499            560,972           689,024        19,661,447
          Mortgage-backed securities             11,353,917            309,861           195,618        11,468,160
                                          ------------------- ------------------ ---------------- --------------------
               Total                       $     31,953,139    $       882,470     $     903,115   $    31,932,494
                                          =================== ================== ================ ====================

     The amortized cost and estimated fair value of fixed maturities at December 31, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

     Fixed maturities (in thousands):
                                              AMORTIZED         ESTIMATED
                                                 COST           FAIR VALUE
                                          ------------------ ------------------
     Due in 1 year or less                  $      688,812     $    715,683
     Due after 1 year through 5 years            5,205,404        5,430,147
     Due after 5 years through 10 years         13,890,464       14,704,960
     Due after 10 years through 20 years         2,974,129        3,082,827
     Due after 20 years                          2,215,259        2,251,287
     Mortgage-backed securities                  9,001,528        8,983,802
                                          ------------------ ------------------
          Total                             $   33,975,596     $ 35,168,706
                                          ================== ==================

     Acquisition discounts and premiums on mortgage-backed securities are amortized over the estimated redemption period using the effective interest method. Effective yields, which are used to calculate amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Resulting adjustments to amortized cost are included in investment income.

     Fixed maturities with a carrying value of $3.5 million and $3.1 million at December 31, 2002 and 2001 were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
4.   INVESTMENTS (CONTINUED)

     In 2001, the Company received proceeds of $889.4 million from the transfer of certain fixed maturities to Tuscany, in a securitization transaction. The fixed maturities transferred collateralize $900.0 million of notes issued by Tuscany. The Company retained $450.0 million of senior and subordinated notes and sold $450.0 million of senior notes to unrelated parties.

     Additionally in 2001, the Company received proceeds of $71.3 million and recognized a loss of $0.3 million from the sale of certain fixed maturities. The Company has retained an interest in the assets transferred as a result of its purchase of $71.3 million of notes issued by a separate special purpose trust formed in connection with the transaction. The investment return to the Company on the notes is tied to the performance of fixed maturities sold.

     Gross unrealized gains pertaining to equity securities at December 31, 2002 and 2001 were $9.2 million and $29.9 million, respectively. Gross unrealized losses pertaining to equity securities at December 31, 2002 and 2001 were $58.3 million and $30.6 million, respectively.

     MORTGAGE LOANS
     Mortgage loans, net of allowance for loan losses of $33.1 million and $33.2 million at December 31, 2002 and 2001, respectively, are as follows (in thousands):
                                                      DECEMBER 31,
                                               2002                 2001
                                         -----------------    ------------------
           Residential                   $        805,174     $         694,096

           Commercial                           3,637,507             3,497,309
                                         -----------------    ------------------
                Total                    $      4,442,681     $       4,191,405
                                         =================    ==================

     At December 31, 2002, mortgage loans were collateralized by properties located in 40 states and Canada. Approximately 32% of the aggregate carrying value of the portfolio is secured by properties located in California.

     In 2001, the Company received proceeds of $651.6 million and recognized a gain of $25.3 million from the sale of certain commercial mortgage loans in a securitization transaction. The Company retained interests in the securitization having a fair value of $63.0 million, based on quoted market prices. The gain recognized was determined by allocating the previous carrying amount between the assets sold and the interests retained based on their relative fair value at the date of transfer. While the retained interests are subordinate to those that were sold, there are no restrictions in connection with the assets retained. The fair value of interests retained is determined consistently with the Company's fixed maturities.

     OTHER INVESTED ASSETS
     Other invested assets include investments in i) limited partnerships that invest in securities, and ii) derivatives with positive fair values. Limited partnership income (loss) recognized by the Company was $(64.9) million, $(47.6) million and $73.5 million in 2002, 2001 and 2000, respectively.

     The fair value of derivatives reflects the estimated amounts that the Company would receive or pay upon sale or termination of the contracts, net of payment accruals, at the reporting date. With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of outstanding positions.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
4.   INVESTMENTS (CONTINUED)

     A summary of the aggregate contractual or notional amounts and estimated fair values for derivative contracts outstanding is as follows (in thousands):

                                                            DECEMBER 31,
                                             2002                                2001
                               ---------------------------------- ------------------------------------
                                  CONTRACTUAL/         NET           CONTRACTUAL/         NET
                                    NOTIONAL          FAIR             NOTIONAL          FAIR
                                     AMOUNT           VALUE             AMOUNT           VALUE
                               ------------------ ---------------- ------------------ ----------------
           Interest rate swaps   $ 11,935,364       $ (626,906)      $  10,539,125      $ (396,576)
           Cross-currency
              swaps                 2,727,853          155,709           3,040,723        (267,583)
           Put-swaptions           15,500,000           22,055          20,500,000          39,180
           Futures                      7,007              -                13,924             -
           Call options             1,778,550           80,213           1,701,907         289,100
           Equity index swaps         231,253          (52,888)            231,253         (31,991)

     During 2000, the Company recorded net expenses of $65.5 million on derivative instruments.

     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2002 and 2001, the estimated fair value of loaned securities was $2,417.6 million and $799.1 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $2,485.6 million and $814.6 million at December 31, 2002 and 2001, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category are as follows (in thousands):
                                                                 YEARS ENDED DECEMBER 31,
                                                       2002                 2001               2000
                                                 -----------------    -----------------  ------------------
     Fixed maturities                            $                     $     2,186,400    $     2,149,175
                                                        2,353,722
     Other investment income                               79,559              255,829            513,478
                                                 -----------------    -----------------  ------------------
       Total investment income                          2,433,281            2,442,229          2,662,653
     Less investment expenses                             (63,252)             (56,007)           (51,670)
                                                 -----------------    -----------------  ------------------
       Net investment income                     $      2,370,029      $     2,386,222    $     2,610,983
                                                 =================    =================  ==================

Net realized gains and losses on investments and change in fair value of hedging instruments are as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                       2002                 2001               2000
                                                 -----------------    -----------------  ------------------
     Sales of fixed maturities
       Gross gains                                 $      262,050       $       90,044     $       43,458
        Gross losses                                     (215,243)            (138,197)           (55,497)
     Sales of equity securities
       Gross gains                                         11,238               26,546             32,577
       Gross losses                                        (8,664)             (20,107)            (1,520)
     Impairment losses                                   (529,145)            (600,595)          (141,079)
     Derivative instruments                              (258,866)            (216,178)           (11,126)
     Other invested assets, net                                 -               27,614             12,332
                                                 -----------------    -----------------  ------------------
       Total before minority interest                    (738,630)            (830,873)          (120,855)
     Minority interest                                     20,980               47,041             49,821
                                                 -----------------    -----------------  ------------------
       Total, net of minority interest             $                    $                  $
                                                         (717,650)            (783,832)           (71,034)
                                                 =================    =================  ==================

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
6.   VALUE OF ACQUIRED INSURANCE, OTHER INTANGIBLES AND GOODWILL

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.

     Goodwill and core deposit intangibles represent the excess of purchase price over the fair value of assets acquired in the purchases of Jackson Federal, Highland and Fremont.

     In accord with FAS 142, the Company annually reviews the recoverability of the goodwill asset. At December 31, 2002, the goodwill asset was deemed to be recoverable, and, accordingly, no impairment adjustment was recorded.

     The amortization of acquired insurance, other intangibles and goodwill was as follows (in thousands):


                                                                    YEARS ENDED DECEMBER 31,
                                                          2002                2001                2000
                                                    -----------------   ------------------  ------------------
     Value of acquired insurance:
       Balance, beginning of year                     $   104,776         $   122,212         $   138,734
       Interest, at rates varying from 6.5% to 9.5%         8,953              10,625              12,201
       Amortization                                       (27,432)            (28,061)            (28,723)
                                                    -----------------   ------------------  ------------------
       Balance, end of year                                86,297             104,776             122,212
                                                    -----------------   ------------------  ------------------

     Other intangibles:
        Balance, beginning of year                         11,221              13,325               1,321
        Acquisitions and adjustments                        1,598                -                 13,154
        Amortization                                       (2,223)             (2,104)             (1,150)
                                                    -----------------   ------------------  ------------------
        Balance, end of year                               10,596              11,221              13,325
                                                    -----------------   ------------------  ------------------

     Goodwill:
       Balance, beginning of year                          54,380              56,256               1,838
       Acquisitions and adjustments                          -                  1,042              55,330
          Amortization                                       -                 (2,918)               (912)
                                                    -----------------   ------------------  ------------------
       Balance, end of year                                54,380              54,380              56,256
                                                    -----------------   ------------------  ------------------

     Value of insurance in force, other intangibles
       and goodwill:
          Balance, beginning of year                        170,377             191,793            141,893
          Acquisitions and adjustments                        1,598               1,042             68,484
             Net amortization                               (20,702)            (22,458)           (18,584)
                                                    -----------------   ------------------  ------------------
          Balance, end of year                        $    151,273        $     170,377       $    191,793
                                                    =================   ==================  ==================


     As noted previously, effective January 1, 2002, goodwill in the amount of $54.4 million is no longer amortized to earnings. The estimated future amortization expense of acquired insurance in force and core deposit intangibles, net of interest, is as follows (in thousands):

     2003                                         $ 21,979
     2004                                           23,233
     2005                                           24,472
     2006                                           25,685
     2007                                            1,183
     Thereafter                                        341
                                              --------------
          Total                                   $ 96,893
                                              ==============

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002
--------------------------------------------------------------------------------
7.   SAVINGS DEPOSITS

     Savings deposits are summarized as follows at December 31, 2002 and 2001 (in thousands):

                                                           2002                                 2001
                                              --------------------------------     --------------------------------
                                                                  WEIGHTED                             WEIGHTED
                                                                   AVERAGE                             AVERAGE
                      TYPE                       AMOUNT             RATE                  AMOUNT        RATE
                                              --------------    --------------    --------------    ---------------
     Demand deposits                            $    67,075         0.35%             $  54,876          0.65%
     Non-interest bearing deposits                   23,345         0.00                 19,561          0.00
     Passbook                                       125,948         0.50                 59,567          1.75
     Money market checking and savings               70,740         2.12                 70,419          2.66
     Time deposits                                  758,722         3.51                632,259          4.45
                                              --------------    --------------    --------------    ---------------
          Total                                 $ 1,045,830         2.92%             $ 836,682          3.75%
                                              ==============    ==============    ==============    ===============

     The contractual maturities of time deposits, by year, at December 31, 2002 are as follows:

     Years Ending December 31,
     -------------------------
             2003                                 $ 396,356
             2004                                   108,665
             2005                                    43,708
             2006                                    45,184
             Thereafter                             164,809
                                              --------------
                Total                             $ 758,722
                                              ==============

     Interest   expense  on  deposit  accounts  is  summarized  as  follows  (in thousands):

                                                                          YEARS ENDED DECEMBER 31,
                                                        -------------------------------------------------------------
                                                               2002                  2001                 2000
                                                        -------------------    -----------------    -----------------
     Demand, passbook and money market                         $     4,091           $    5,189           $    1,457
     Time deposits                                                  27,644               31,481               15,533
                                                        -------------------    -----------------    -----------------
          Total                                                $    31,735           $   36,670           $   16,990
                                                        ===================    =================    =================

     Time deposits greater than $100,000 totaled approximately $340.1 million and $239.4 million at December 31, 2002 and 2001, respectively.

8.   NOTES AND BANK DEBT

     The aggregate carrying value and estimated fair value of notes and bank debt at December 31, 2002 and 2001 are as follows (in thousands):

                                                                   2002                             2001
                                                        ----------------------------    -----------------------------
                                                          CARRYING      ESTIMATED         CARRYING       ESTIMATED
                                                           AMOUNT       FAIR VALUE         AMOUNT       FAIR VALUE
                                                        -------------- -------------    -------------- --------------
       Surplus notes                                     $    249,212   $   288,065       $   249,202    $   264,785
       Advances from the Federal Home Loan Bank               384,388       394,558           353,942        361,323
       PPMA Funds                                             199,385       191,553           203,247        192,978
       Tuscany                                                270,523       270,523           450,000        450,000
                                                        -------------- -------------    -------------- --------------
                 Total                                    $ 1,103,508   $ 1,144,699       $ 1,256,391    $ 1,269,086
                                                        ============== =============    ============== ==============

     SURPLUS NOTES
     On March 15, 1997, the Company issued 8.15% Notes (the "Notes") in the principal amount of $250 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
8.   NOTES AND BANK DEBT (CONTINUED)

     Under Michigan Insurance law, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus for statutory reporting purposes. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in 2002, 2001 and 2000.

     ADVANCES FROM THE FEDERAL HOME LOAN BANK
     Jackson Federal utilizes the credit programs offered by the Federal Home Loan Bank ("FHLB"). FHLB advances, maturing in years through 2008, totaled $384.4 million and $353.9 million at December 31, 2002 and 2001, respectively, at weighted average interest rates of 3.33% and 4.75%, respectively. Fixed rate advances totaled $356,550 and $342,900 at December 31, 2002 and 2001, respectively. The advances are collateralized by mortgage loans and mortgage-backed securities totaling $839.7 million and $832.5 million at December 31, 2002 and 2001, respectively. Interest paid totaled $15.1 million, $17.2 million and $5.2 million in 2002, 2001 and 2000, respectively.

     PPMA FUNDS
     As a result of the consolidation of the PPMA Funds in 2000, the related debt obligations of the funds are reflected in the Company's consolidated financial statements.

     SIF I has issued $70.0 million of 8.36% Subordinated Secured Notes ("SIF I Notes") due December 15, 2005. Interest is due semi-annually. The SIF I Notes are collateralized and secured pursuant to an Indenture between the issuer and Chase Bank of Texas, N.A., as trustee. The SIF I Notes may only be redeemed early under certain circumstances and require a make-whole payment by the issuer.

     SIF I has also entered into a Senior Secured Credit Facility ("SIF I Facility") under which it may borrow up to $200.0 million. The SIF I Facility is a revolving extendable credit facility which matures June 15, 2004. Borrowings under the SIF I Facility bear interest at a variable rate. SIF I may choose rates based on the Eurodollar loan rate plus 1.75% per annum, or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum. The outstanding borrowings at December 31, 2002 and 2001 bear interest rates ranging from 3.56% to 3.69% and 8.22% to 8.63%, respectively.

     CBO II has issued $71.0 million of 7.8% Subordinated Secured Notes ("CBO II Notes") due December 15, 2004. Interest is due semi-annually. The CBO II Notes are secured pursuant to an Indenture between the Issuer and Texas Commerce Bank, N.A., as trustee. The CBO II Notes may only be redeemed early under certain circumstances and require a make-whole payment by the issuer.

     CBO II has also entered into a Senior Secured Credit Facility ("CBO II Facility") under which it may borrow up to $236.5 million. The CBO II Facility is a revolving extendable credit facility which matures June 15, 2003. Borrowings under the CBO II Facility bear interest at a variable rate. CBO II may choose rates based on the Eurodollar loan rate plus 1.00% per annum, or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum. The outstanding borrowings at December 31, 2002 and 2001 bear interest rates ranging from 3.63% to 5.06% and 7.38% to 8.13%, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
8.   NOTES AND BANK DEBT (CONTINUED)

     Outstanding debt balances on the PPMA Funds at December 31, 2002 and 2001 are as follows (in thousands):

                                                      SIF I            CBO II           Total
                                                  --------------    -------------    -------------
         DECEMBER 31, 2002:
         Subordinated secured notes                   $  33,319         $ 45,000        $  78,319
         Revolving credit facility                       78,375           42,691          121,066
                                                  --------------    -------------    -------------
         Total outstanding                            $ 111,694         $ 87,691        $ 199,385
                                                  ==============    =============    =============

         DECEMBER 31, 2001:
         Subordinated secured notes                   $  32,539         $ 45,000        $  77,539
         Revolving credit facility                       78,750           46,958          125,708
                                                  --------------    -------------    -------------
         Total outstanding                            $ 111,289         $ 91,958        $ 203,247
                                                  ==============    =============    =============

     Interest expense on the debt totaled $19.0 million, $15.8 million and $24.2 million in 2002, 2001 and 2000, respectively.

     TUSCANY
     On December 19, 2001, Tuscany issued $900.0 million of senior and subordinated floating rate notes. The senior notes ("Tuscany Notes"), initially totaling $450.0 million, due February 25, 2010 were sold to unrelated parties. The Tuscany Notes bear interest at LIBOR plus .38%, which at December 31, 2002 and 2001 was 2.16% and 2.52%, respectively. The subordinated floating rate notes were sold to the Company and are eliminated in consolidation.

9.   REVERSE REPURCHASE AGREEMENTS

     During 2002 and 2001, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. Short-term borrowings under such agreements averaged $365.9 million and $664.3 million during 2002 and 2001, respectively, at weighted average interest rates of 1.43% and 4.13%, respectively. Interest paid totaled $5.2 million, $27.4 million and $44.3 million in 2002, 2001 and 2000, respectively. The highest level of short-term borrowings at any month end was $521.4 million in 2002, and $1.0 billion in 2001.

10.  REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $1.5 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     Effective December 31, 2002, upon approval of the Michigan Commissioner of Insurance, JNL ceded the guaranteed minimum death benefit coverage associated with variable annuities to an affiliate, Prudential Atlantic Reinsurance Company, Dublin, Ireland ("PARC"). PARC is a wholly owned subsidiary of Prudential. The income statement impact of the transaction was immaterial, as the initial reinsurance premium approximated the reinsurance recoverable arising under the treaty.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
10.  REINSURANCE (CONTINUED)

     The effect of reinsurance on premiums is as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                           2002               2001                2000
                                                     ------------------ ------------------  -----------------
     Direct life premiums                              $     338,093     $       337,250      $      341,078
     Assumed life premiums                                      (277)              3,519               4,324
     Less reinsurance ceded:
       Life                                                 (126,122)           (117,620)           (114,601)
       Annuity                                               (59,000)               -                   -
                                                     ------------------ ------------------  -----------------
         Total net premiums                            $     152,694     $       223,149      $      230,801
                                                     ================== ==================  =================

     Components of the reinsurance recoverable asset are as follows (in thousands):

                                                                 DECEMBER 31,
                                                           2002               2001
                                                     ------------------ ------------------
     Ceded reserves:
       Life                                            $   440,284        $      373,481
       Annuity                                              58,240                  -
     Ceded claims liability                                 14,071                 8,890
     Ceded - other                                          12,436                13,053
                                                     ------------------ ------------------
       Total                                           $   525,031        $      395,424
                                                     ================== ==================

     Reserves reinsured through Brooke Life were $65.4 million and $68.4 million at December 31, 2002 and 2001, respectively. Reserves reinsured through PARC were $58.2 million at December 31, 2002.

11.  FEDERAL INCOME TAXES

     The components of the provision for federal income taxes are as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                           2002               2001                2000
                                                     ------------------ ------------------  -----------------
     Current tax (benefit) expense                      $      137,400    $    (15,588)       $    179,200
     Deferred tax (benefit) expense                           (285,863)       (101,474)             37,000
                                                     ------------------ ------------------  -----------------
     Federal income tax (benefit) expense               $     (148,463)   $   (117,062)       $    216,200
                                                     ================== ==================  =================

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2002, 2001 and 2000 as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                           2002               2001                2000
                                                     ------------------ ------------------  -----------------
     Income taxes at statutory rate                   $     (149,047)    $     (118,220)     $     214,989

     Other                                                       584              1,158              1,211
                                                     ------------------ ------------------  -----------------
     Provision for federal income taxes               $     (148,463)    $     (117,062)     $     216,200
                                                     ================== ==================  =================
     Effective tax rate                                         34.9%              34.7%              35.2%
                                                     ================== ==================  =================

     Federal income taxes paid (received) were $(45.0) million, $71.0 million and $148.6 million in 2002, 2001 and 2000, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
11.  FEDERAL INCOME TAXES (CONTINUED)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities are as follows (in thousands):

                                                                                      YEARS ENDED DECEMBER 31,
                                                                                      2002                2001
                                                                                ------------------ -------------------

     GROSS DEFERRED TAX ASSET
     Policy reserves and other insurance items                                    $       573,634     $      502,755
     Difference between financial reporting and the tax basis of:
          Investments                                                                     619,462            310,272
          Deferred compensation                                                            30,757             26,711
     Net unrealized losses on available for sale securities                                     -              9,054

     Other, net                                                                            18,794             22,620
                                                                                ------------------ -------------------
     Total gross deferred tax asset                                                     1,242,647            871,412
                                                                                ------------------ -------------------

     GROSS DEFERRED TAX LIABILITY
     Deferred acquisition costs                                                          (524,287)          (596,876)
     Difference between financial reporting and the tax basis of:
       Value of the insurance in-force                                                    (30,204)           (36,672)

        Other assets                                                                       (2,194)            (2,936)

     Net unrealized gains on available for sale securities                               (398,715)                 -

     Other, net                                                                           (10,477)              (176)
                                                                                ------------------ -------------------
     Total gross deferred tax liability                                                  (965,877)          (636,660)
                                                                                ------------------ -------------------

     Net deferred tax asset                                                       $       276,770    $       234,752
                                                                                ================== ===================

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

     At December 31, 2002, the Company had a federal tax capital loss carryforward of approximately $58.0 million, which will expire in the years 2006 and 2007.

12.  COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. JNL has been named in civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. At this time, it is not possible to make a meaningful estimate of the amount or range of loss, if any, that could result from an unfavorable outcome in such actions.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2002 and 2001, the Company's reserve for future state guaranty fund assessments was $41.0 million and $45.0 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company previously offered synthetic GIC contracts to group customers including pension funds and other institutional organizations. The synthetic GIC contract is an off-balance sheet, fee based product where the customer retains ownership of the assets related to these contracts and JNL guarantees the customer's obligation to meet withdrawal requirements. The contingent liability associated with the off-balance sheet guarantees was $0 and $31.3 million at December 31, 2002 and 2001, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
12.  COMMITMENTS AND CONTINGENCIES (CONTINUED)

     The Company has unfunded commitments related to its investments in limited partnerships totaling $482.8 million at December 31, 2002.

     The Company leases office space and equipment under several operating leases that expire at various dates through 2010. In 2002, JNL sold and leased back certain aircraft and computer software valued at $39.9 million. There was no gain or loss on the sale-leaseback transactions. Lease expense was $6.3 million, $6.8 million and $6.1 million in 2002, 2001 and 2000, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):

           2003                      $ 18,227
           2004                        16,473
           2005                        15,371
           2006                         4,662
           2007                         4,627
           Thereafter                   7,305
                                 -------------
           Total                     $ 66,665
                                 =============

13.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed if all dividends made within the preceding 12 months exceed the greater of statutory net gain from operations or 10% of the Company's statutory surplus for the prior year. In 2003, the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximates $289 million.

     The Company received capital contributions from its parent of $614.4 million in 2002 and $299.7 million in 2001. The capital contributions included $24.4 million and $19.3 million in 2002 and 2001, respectively, from Brooke Life forgiving an intercompany tax liability. The 2001 capital contribution also included $28.7 million related to amounts received from Prudential for certain failed merger related costs. Dividend payments were $142.0 million, $131.1 million and $176.3 million in 2002, 2001 and 2000, respectively, having received the required approval from the Michigan Division of Insurance prior to payment.

     Statutory capital and surplus of the Company was $2,888.9 million and $2,450.1 million at December 31, 2002 and December 31, 2001, respectively. Statutory net income (loss) of the Company was $(258.4) million, $(201.6) million and $243.8 million in 2002, 2001 and 2000, respectively.

     Effective January 1, 2001, the NAIC's Accounting Practices and Procedures manual, Codification of Statutory Accounting Principles, became the primary guidance on statutory accounting. The implementation of the revised guidance on January 1, 2001 resulted in a transitional adjustment to increase statutory capital and surplus by $47.8 million.

     The Company, with the explicit permission of the Michigan Commissioner of Insurance, has recognized at December 31, 2002, the reserve credit for reinsurance ceded to an unauthorized affiliated reinsurer. Collateral, in the form of letters of credit, was secured on January 30, 2003. This permitted practice resulted in an increase to statutory surplus of $388.6 million.

     Jackson Federal is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum requirements would subject Jackson Federal to various regulatory actions ranging from increased scrutiny to conservatorship. At December 31, 2002, the Office of Thrift Supervision categorized Jackson Federal as well capitalized under the regulatory framework for prompt corrective action.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
14.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc., a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $32.9 million, $28.5 million and $27.1 million to PPM for investment advisory services during 2002, 2001 and 2000, respectively.

     On March 12, 2001, Prudential announced that it had entered into a merger agreement ("Merger Agreement") with American General Corporation ("American General), a diversified financial services organization. On April 3, 2001, American International Group, Inc. announced that it made a conditional proposal to acquire American General. On May 11, 2001, Prudential announced that the merger agreement with American General was officially terminated. In December, 2001, JNL received approximately $85.6 million from Prudential for certain guaranteed completion and integration expenses related to the aborted merger, resulting in a $28.7 million capital contribution equal to the tax benefit associated with the payments.

15.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $7.1 million, $5.9 million and $5.8 million in 2002, 2001 and 2000, respectively.

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements:
               (1)  Financial  statements  and  schedules  included  in  Part A:
                          Not Applicable

               (2)  Financial statements and schedules included in Part B:

                    Jackson National Separate Account - I:

                    Report of Independent Accountants
                    Statement of Assets and Liabilities as of
                         December 31, 2002
                    Statement of Operations for the Year Ended
                         December 31, 2002
                    Statement of Changes in Net Assets for the Years Ended
                         December 31, 2003, December 31, 2001 and
                         December 31, 2000
                    Notes to Financial Statements

                    Jackson National Life Insurance Company:

                    Report of Independent Accountants
                    Consolidated Balance Sheet at December 31,
                         2002, 2001 and 2000
                      Consolidated Income Statement for the
                     years ended December 31, 2002, 2001, 2000 and
                         1999
                    Consolidated Statement of Stockholder's Equity and
                         Comprehensive Income for the years ended December 31, 2002, 2001, 2000 and 1999
                    Consolidated Statement of Cash flows for the
                         years ended December 31, 2002, 2001, 2000 and
                         1999
                    Notes to Consolidated Financial Statements

Item 24.(b) Exhibits relating to this Registration Statement under the Securities Act of 1933.

Exhibit
No.      Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 21, 1999 (File Nos. 33-82080 and 811-8664).

2.       Not Applicable

3. General Distributor Agreement dated May 24, 1995, incorporated by reference to the Registrant's Post-Effective Amendment Number 3, filed on April 30, 1996 (File Nos. 33-82080 and 811-8664).

4.a.     Specimen of the Perspective III Fixed and Variable Annuity
         Contract, incorporated by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-8664).

b. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-8664).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-8664).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-8664).

e. Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-8664).

f. Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-8664).

g. Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-8664).

h. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-8664).

i. Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-8664).

j. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on November 21,2001 (File Nos. 333-73850 and 811-8664).

k. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on November 21, 2001 (File Nos. 333-73850 and 811-8664).

l. Form of Preselected Death Benefit Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-8664).

m. Form of Reduced Administration Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-73850 and 811-8664).

n.       Specimen of the Perspective Focus Fixed and Variable Annuity
         Contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-73850 and 811-8664).

o. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-73850 and 811-8664).

p. Specimen of Guaranteed Minimum Withdrawal Benefit endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-73850 and 811-8664).

q. Specimen of Fixed Account Options Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-73850 and 811-8664).

5.a. Form of the Perspective Focus Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on March 15, 2001 (File Nos. 333-73850 and 811-8664).

5.b. Form of the Perspective Focus Fixed and Variable Annuity Application, attached hereto.

6.a. Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3, filed on April 30, 1996 (File Nos. 33-82080 and 811-8664).

b.       By-laws of Depositor, incorporated by reference to the
         Registrant's   Post-Effective   Amendment   No. 3,  filed on
         April 30, 1996 (File Nos. 33-82080 and 811-8664).

7.       Not Applicable

8.       Not Applicable

9.       Opinion and Consent of Counsel, attached hereto.

10.      Consent of Independent Accountants, attached hereto.

11.      Not Applicable

12.      Not Applicable

13. Schedule of Computation of Performance, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-73850 and 811-8664).

Item 25.  Directors and Officers of the Depositor

         Name and Principal                 Positions and Offices
         Business Address                   with Depositor

         Richard D. Ash                     Vice President -
         1 Corporate Way                    Actuary & Appointed Actuary
         Lansing, Michigan  48951

         John B. Banez                      Vice President -
         1 Corporate Way                    Systems and Programming
         Lansing, Michigan  48951

         James Binder                       Vice President -
         1 Corporate Way                    Finance and Corporate Strategy
         Lansing, Michigan  48951

         Joseph Mark Clark                  Vice President -
         1 Corporate Way                    Policy Administration
         Lansing, Michigan  48951

         Marianne Clone                     Vice President - Administration
         1 Corporate Way
         Lansing, Michigan 48951

         James B. Croom                     Vice President &
         1 Corporate Way                    Deputy General Counsel
         Lansing, Michigan  48951

         Gerald W. Decius                   Vice President -
         1 Corporate Way                    Systems Application Coordinator
         Lansing, Michigan 48951

         Lisa C. Drake                      Senior Vice President & Chief
         1 Corporate Way                    Actuary
         Lansing, Michigan 48951

         Robert A. Fritts                   Vice President &
         1 Corporate Way                    Controller - Financial
         Lansing, Michigan 48951            Operations

         Victor Gallo                       Senior Vice President -
         1 Corporate Way                    Group Pension
         Lansing, Michigan 48951

         James D. Garrison                  Vice President - Tax
         1 Corporate Way
         Lansing, MI  48951

         Rhonda K. Grant                    Vice President - Government
         1 Corporate Way                    & Public Relations
         Lansing, Michigan 48951

         Lou E. Hensley                     Vice President - Corporate
         1 Corporate Way                    Development
         Lansing, Michigan 48951

         Andrew B. Hopping                  Executive Vice President,
         1 Corporate Way                    Chief Financial Officer,
         Lansing, Michigan 48951            Treasurer and Director

         Stephen A. Hrapkiewicz             Senior Vice President - Human
         1 Corporate Way                    Resources
         Lansing, Michigan 48951

         Cheryl Johns                       Vice President - Life Division
         1 Corporate Way
         Lansing, Michigan  48951

         Clifford J. Jack                   Executive Vice President and
         1 Corporate Way                    Chief Distribution Officer
         Lansing, Michigan  48951

         Timo P. Kokko                      Vice President - Support
         1 Corporate Way                    Services
         Lansing, Michigan 48951

         Everett W. Kunzelman               Vice President - Underwriting
         1 Corporate Way
         Lansing, Michigan 48951

         Lynn W. Lopes                      Vice President - Group
         1 Corporate Way                    Pension
         Lansing, Michigan 48951

         Clark P. Manning                   President & Chief Executive Officer
         1 Corporate Way                    and Director
         Lansing, Michigan 48951

         Thomas J. Meyer                    Senior Vice President,
         1 Corporate Way                    General Counsel and
         Lansing, Michigan 48951            Secretary

         Keith R. Moore                     Vice President - Technology
         1 Corporate Way
         Lansing, Michigan 48951

         Jacky Morin                        Vice President -
         1 Corporate Way                    Group Pension
         Lansing, Michigan 48951

         P. Chad Myers                      Senior Vice President - Asset
         1 Corporate Way                    Liability Management
         Lansing, Michigan 48951

         J. George Napoles                  Executive Vice President and
         1 Corporate Way                    Chief Information Officer
         Lansing, Michigan 48951

         Mark D. Nerud                      Vice President - Fund
         1 Corporate Way                    Accounting and Administration
         Lansing, Michigan 48951

         Bradley J. Powell                  Vice President - Institutional
         1 Corporate Way                    Marketing Group
         Lansing, Michigan 48951

         Laura L. Prieskorn                 Vice President - Model Office
         1 Corporate Way                    Marketing Group
         Lansing, Michigan 48951

         James B. Quinn                     Vice President - Broker
         1 Corporate Way                    Management
         Lansing, Michigan 48951

         James R. Sopha                     Executive Vice President -
         1 Corporate Way                    Corporate Development
         Lansing, Michigan 48951

         Scott L. Stolz                     Senior Vice President -
         1 Corporate Way                    Administration
         Lansing, Michigan 48951

         Connie J. Van Doorn                Vice President -
         1 Corporate Way                    Variable Annuity
         Lansing, Michigan 48951            Administration

         Michael A. Wells                   Chief Operating Officer
         1 Corporate Way                    and Director
         Lansing, Michigan 48951

Item 26.  Persons Controlled by or Under Common Control with the
          Depositor or Registrant.


           Company             State of Organization          Control/Ownership           Business Principal

Alaiedon, LLC                   Michigan                     100% Hermitage
                                                             Management LLC

Brooke Finance Corporation      Delaware                     100% Brooke Holdings, Inc.   Finance Company

Brooke Holdings, Inc.           Delaware                     100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Brooke Holdings (UK) Limited    United Kingdom               100% Holborn Delaware        Holding Company Activities
                                                             Corporation

Brooke Life Insurance Company   Michigan                     100% Brooke Holdings, Inc.   Life Insurance

Brooke (Jersey) Limited         United Kingdom               100% Prudential One Limited  Holding Company Activities

Crescent Telephone              Delaware                     100% Jackson National Life   Telecommunications
                                                             Insurance Company

Curian Capital, LLC             Michigan                     100% Jackson National Life   Registered Investment
                                                             Insurance Company            Advisor

GCI Holding Corporation         Delaware                     70% Jackson National Life    Holding Company Activities
                                                             Insurance Company

Gloucester Holdings             Delaware                     100% Jackson National Life   Adhesives
                                                             Insurance Company

GS28 Limited                    United Kingdom               100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Hermitage Management, LLC       Michigan                     100% Jackson National Life   Advertising Agency
                                                             Company Insurance

Holborn Delaware Corporation    Delaware                     80% Prudential One           Holding Company Activities
                                                             Limited, 10% Prudential
                                                             Two Limited, 10%
                                                             Prudential Three Limited

Holliston Mills                 Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

Industrial Coatings Group       Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

IFC Holdings, Inc.              Delaware                     100% National Planning       Broker/Dealer
                                                             Holdings Inc.

Investment Centers of America   Delaware                     100% IFC Holdings, Inc.      Broker/Dealer

IPM Products Group              Delaware                     100% Jackson National Life   Auto Parts
                                                             Insurance Company

Jackson Federal Bank            USA                          100% JNL Thrift Holdings,    Savings & Loan
                                                             Inc.

Jackson National Asset          Michigan                     100% Jackson National Life   Investment Adviser and

Management, LLC                                              Insurance Company            Transfer Agent

Jackson National Life           Delaware                     100% Jackson National Life   Advertising/ Marketing
Distributors, Inc.                                           Insurance Company            Corporation and
                                                                                          Broker/Dealer

Jackson National Life           New York                     100% Jackson National Life   Life Insurance
Insurance Company of  New York                               Insurance Company

JNLI LLC                        Delaware                     100% Jackson National Life   Tuscany Notes
                                                             Insurance Company

JNL Securities, LLC             Michigan                     100% Curian Capital, LLC     Broker/Dealer and
                                                                                          Insurance Agency

JNL Series Trust                Massachusetts                Common Law Trust with        Investment Company
                                                             contractual association
                                                             with Jackson National Life
                                                             Insurance Company of New
                                                             York

JNL Thrift Holdings, Inc.       Michigan                     100% Jackson National Life   Holding Company
                                                             Insurance Company

JNL Variable Fund LLC           Delaware                     100% Jackson National        Investment Company
                                                             Separate Account - I

JNL Variable Fund III LLC       Delaware                     100% Jackson National        Investment Company
                                                             Separate Account III

JNL Variable Fund IV LLC        Delaware                     100% Jackson National        Investment Company
                                                             Separate Account IV

JNL Variable Fund V LLC         Delaware                     100% Jackson National        Investment Company
                                                             Separate Account V

JNLNY Variable Fund I LLC       Delaware                     100% JNLNY Separate          Investment Company
                                                             Account I

JNLNY Variable Fund II LLC      Delaware                     100% JNLNY Separate          Investment Company
                                                             Account II

LePages Management Co., LLC     Delaware                     50% Jackson National Life    Adhesives
                                                             Insurance Company

National Planning Corporation   Delaware                     100% National Planning       Broker/Dealer and
                                                             Holdings, Inc.               Investment Adviser

National Planning Holdings,     Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities
Inc.

PPM Special Investment Fund                                  80% Jackson National Life
                                                             Insurance Company

PPM Holdings, Inc.              Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities

Prudential Atlantic             Ireland                      100% Prudential              Reinsurance
Reinsurance Company                                          Corporation
                                                             Holdings Limited

Jackson National Life           Bermuda                     100% Jackson National        Life Insurance
(Bermuda) Ltd.                                              Life Insurance Company

Prudential Corporation          United Kingdom               100% Prudential              Holding Company Activities
Holdings Limited                                             Corporation plc

Prudential plc                  United Kingdom               Publicly Traded              Financial Institution

Prudential One Limited          United Kingdom               100% Prudential              Holding Company Activities
                                                             Corporation Holdings
                                                             Limited

Prudential Two Limited          United Kingdom               100% Prudential One Limited  Holding Company Activities

Prudential Three Limited        United Kingdom               100% Prudential One Limited  Holding Company Activities

SII Investments, Inc.           Wisconsin                    100% National Planning       Broker/Dealer
                                                             Holdings, Inc.



Item 27. Number of Contract Owners as of March 11, 2003.

                  Non-Qualified - 2,250
                  Qualified - 1,782

Item 28.  Indemnification

     Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

     (a) Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account V, the Jackson National Separate Account VI, the JNLNY Separate Account I and the JNLNY Separate Account II.

     (b) Directors and Officers of Jackson National Life Distributors, Inc.:

Name and                           Positions and Offices
Business Address                   with Underwriter
----------------                   ----------------

Michael A. Wells                   Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

Clark Manning                      Director
1 Corporate Way
Lansing, Michigan 48951

Andrew B. Hopping                  Director
1 Corporate Way
Lansing, Michigan 48951

Clifford J. Jack                   President and Chief Executive Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

Nikhil Advani                      Vice President - Product Management
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Pam Aurbach                        Vice President - National Sales Development
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

Kendall Best                       Vice President - Strategic Relations
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

Sean P. Blowers                    Vice President - Thrift Products
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

William Britt                      Vice President - Market Planning and Analysis
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Barry L. Bulakites                 Senior Vice President - National Sales
401 Wilshire Blvd.                 Development
Suite 1200
Santa Monica, California 90401

Tori Bullen                        Vice President - Institutional Marketing
210 Interstate North Parkway       Group
Suite 401
Atlanta, Georgia 30339-2120

Doug Campbell                      Senior Vice President and National Sales
401 Wilshire Blvd.                 Director
Suite 1200
Santa Monica, California 90401

David Collett                      Chief Financial Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

Robert DeChellis                   Executive Vice President - National Sales
8055 E. Tufts Avenue               Manager
Suite 1000
Denver, Colorado 80237

Anthony L. Dowling                 Chief Compliance Officer & Assistant Vice
8055 E. Tufts Avenue               President
Suite 1100
Denver, CO 80237

Joseph D. Emanuel                  Executive Vice President
8055 E. Tufts Avenue
Suite 1000
Denver, Colorado 80237

Luis Gomez                         Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hull                        Vice President - Life Product Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

John Kawauchi                      Senior Vice President - Marketing
8055 E. Tufts Avenue               and Corporate Communications
Suite 1100
Denver, Colorado 80237

Nicholas Koutouras                 Vice President - Business Development
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

James Livingston                   Senior Vice President - Product Development
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

Lisa Pedote                        Vice President - Finance
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

Stephen Pene                       Vice President, Controller & Financial
401 Wilshire Boulevard             Operations
Suite 1200
Santa Monica, CA 90401

Christine A. Pierce-Tucker         Senior Vice President - JNLD Product
401 Wilshire Blvd.                 Development
Suite 1200
Santa Monica, California 90401

Bradley J. Powell                  Executive Vice President
210 Interstate North Parkway
Suite 401
Atlanta, Georgia 30339-2120

Peter Radloff                      Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                Executive Vice President
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

James L. Simon                     Secretary
1 Corporate Way
Lansing, Michigan 48951

Greg Smith                         Senior Vice President - Project Management/
401 Wilshire Blvd.                 Business Solutions
Suite 1200
Santa Monica, California 90401

David Sprague                      Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                        Vice President - Communications
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Scott Yessner                      Senior Vice President - Strategic Initiatives
401 Wilshire Blvd.
Suite 1200
Santa Monica, California 90401

     (c)


                      Net Under      Compensation
                      -writing       on
                      Discounts      Redemption
Name of Principal     and            or Annuiti       Brokerage
Underwriter           Commissions    -zation          Commissions   Compensation
-----------           -----------    -------          -----------   ------------

Jackson
National Life          Not            Not             Not           Not
Distributors, Inc.     Applicable     Applicable      Applicable    Applicable

Item 30. Location of Accounts and Records

                  Jackson National Life Insurance Company
                  1 Corporate Way
                  Lansing, Michigan 48951

                  Jackson National Life Insurance Company
                  Institutional Marketing Group Service Center
                  1 Corporate Way
                  Lansing, Michigan 48951

                  Jackson National Life Insurance Company
                  8055 East Tufts Ave., Second Floor
                  Denver, Colorado 80237

                  Jackson National Life Insurance Company
                  225 West Wacker Drive, Suite 1200
                  Chicago, IL  60606

Item 31. Management Services

                  Not Applicable

Item 32. Undertakings and Representations

               a. Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen
          (16) months old for so long as payment under the variable annuity contracts may be accepted.

               b. Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

               c. Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

               d. Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

               e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b)of the Internal Revenue Code of 1986 as amended,is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS
          Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 30th day of April, 2003.

                           Jackson National Separate Account - I
                                  (Registrant)

                           By:  Jackson National Life Insurance Company

                           By: /s/ Andrew B. Hopping*
                               -----------------------------------------
                                    Andrew B. Hopping
                                    Executive Vice President -
                                    Chief Financial Officer and Director

                           Jackson National Life Insurance Company
                                   (Depositor)

                           By: /s/ Andrew B. Hopping*
                               -----------------------------------------
                                     Andrew B. Hopping
                                     Executive Vice President -
                                     Chief Financial Officer and Director

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Clark P. Manning
-----------------------------------*                          May 1, 2003
Clark P. Manning, President, Chief                            ------------------
Executive Officer and Director

/s/ Michael A. Wells
-----------------------------------*                          May 1, 2003
Michael A. Wells, Director                                    ------------------

/s/ Andrew B. Hopping
-----------------------------------*                          May 1, 2003
Andrew B. Hopping, Executive Vice President -                 ------------------
Chief Financial Officer and Director

/s/ Robert A. Fritts
-----------------------------------*                          May 1, 2003
Robert A. Fritts, Vice President                              ------------------
and Comptroller - Financial Operations


* Thomas J. Meyer, Senior Vice President, Secretary,
General Counsel and Attorney-in-Fact

                               POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by Jackson National Separate Account - I (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

     This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

     IN WITNESS WHEREOF, each of the undersigned director and/or officer here of Attorney as of the 6th day of January 2003.

/s/ Clark P. Manning
______________________________________
Clark P. Manning, President, Chief
Executive Officer and Director

/s/ Michael A. Wells
______________________________________
Michael A. Wells, Director

/s/ Andrew B. Hopping
______________________________________
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

/s/ Robert A. Fritts
______________________________________
Robert A. Fritts, Vice President
and Controller - Financial Operations

EXHIBIT LIST

Exhibit
No.       Description

5.b. Form of the Perspective Focus Fixed and Variable Annuity Application, attached hereto as EX-99.5.b.

9.        Opinion of Counsel, attached hereto as EX-99.9.

10.       Consent of Auditors, attached hereto as EX-99.10.